UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Fidelity Advisor Freedom® 2055 Fund -

Class A, Class T, and Class C

Annual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Freedom Income Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-2.60%	2.42%	3.39%
Class T (incl. 3.50% sales charge)	-0.59%	2.63%	3.40%
Class B (incl. contingent deferred sales charge)B	-2.53%	2.49%	3.46%
Class C (incl. contingent deferred sales charge)C	1.50%	2.88%	3.31%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,300
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$13,357 Fidelity Advisor Freedom Income Fund - Class A
$15,636 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-3.37%	1.38%	3.84%
Class T (incl. 3.50% sales charge)	-1.33%	1.61%	3.87%
Class B (incl. contingent deferred sales charge)B	-3.27%	1.46%	3.93%
Class C (incl. contingent deferred sales charge)C	0.66%	1.82%	3.80%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,500
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$13,725 Fidelity Advisor Freedom 2005 Fund – Class A
$15,596 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-3.27%	1.71%	4.41%
Class T (incl. 3.50% sales charge)	-1.15%	1.94%	4.44%
Class B (incl. contingent deferred sales charge)B	-3.10%	1.79%	4.50%
Class C (incl. contingent deferred sales charge)C	0.90%	2.16%	4.34%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,700
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$14,553 Fidelity Advisor Freedom 2010 Fund - Class A
$15,636 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2015 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-3.20%	1.45%	4.39%
Class T (incl. 3.50% sales charge)	-1.14%	1.66%	4.43%
Class B (incl. contingent deferred sales charge) B	-3.04%	1.52%	4.50%
Class C (incl. contingent deferred sales charge) C	0.98%	1.89%	4.36%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,700
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$14,351 Fidelity Advisor Freedom 2015 Fund - Class A
$15,786 S&P 500® Index

Annual Report

Fidelity Advisor Freedom 2020 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-3.65%	0.69%	4.90%
Class T (incl. 3.50% sales charge)	-1.70%	0.90%	4.93%
Class B (incl. contingent deferred sales charge) B	-3.58%	0.77%	4.99%
Class C (incl. contingent deferred sales charge) C	0.44%	1.12%	4.84%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,300
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$15,158 Fidelity Advisor Freedom 2020 Fund - Class A
$17,106 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2025 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-4.23%	0.57%	4.38%
Class T (incl. 3.50% sales charge)	-2.22%	0.78%	4.46%
Class B (incl. contingent deferred sales charge) B	-4.11%	0.63%	4.48%
Class C (incl. contingent deferred sales charge) C	-0.13%	1.00%	4.34%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,700
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$14,343 Fidelity Advisor Freedom 2025 Fund - Class A
$15,786 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2030 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-4.57%	-0.33%	4.84%
Class T (incl. 3.50% sales charge)	-2.55%	-0.13%	4.86%
Class B (incl. contingent deferred sales charge) B	-4.40%	-0.25%	4.92%
Class C (incl. contingent deferred sales charge)C	-0.43%	0.10%	4.77%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,000
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$15,080 Fidelity Advisor Freedom 2030 Fund - Class A
$17,106 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2035 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-5.31%	-0.44%	4.15%
Class T (incl. 3.50% sales charge)	-3.32%	-0.24%	4.16%
Class B (incl. contingent deferred sales charge) B	-5.11%	-0.36%	4.21%
Class C (incl. contingent deferred sales charge)C	-1.26%	-0.01%	4.10%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,400
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$14,078 Fidelity Advisor Freedom 2035 Fund - Class A
$15,786 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-5.40%	-0.70%	4.96%
Class T (incl. 3.50% sales charge)	-3.39%	-0.47%	4.98%
Class B (incl. contingent deferred sales charge) B	-5.23%	-0.61%	5.04%
Class C (incl. contingent deferred sales charge) C	-1.32%	-0.26%	4.88%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$7,900
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$15,235 Fidelity Advisor Freedom 2040 Fund - Class A
$17,106 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-5.64%	-0.80%	1.23%
Class T (incl. 3.50% sales charge)	-3.65%	-0.58%	1.38%
Class B (incl. contingent deferred sales charge) B	-5.48%	-0.73%	1.34%
Class C (incl. contingent deferred sales charge) C	-1.59%	-0.35%	1.51%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

12,500
12,000
11,000
10,000
9,000
8,000
7,000
6,000
$5,500
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$10,738 Fidelity Advisor Freedom 2045 Fund - Class A
$12,400 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-5.96%	-1.07%	1.01%
Class T (incl. 3.50% sales charge)	-3.97%	-0.83%	1.18%
Class B (incl. contingent deferred sales charge) B	-5.89%	-1.00%	1.14%
Class C (incl. contingent deferred sales charge) C	-2.05%	-0.61%	1.31%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

12,500
11,000
10,000
9,000
8,000
7,000
6,000
$5,300
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$10,606 Fidelity Advisor Freedom 2050 Fund - Class A
$12,400 S&P 500 Index

Annual Report

Fidelity Advisor Freedom® 2055 Fund - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor Freedom 2055 Fund's - Class A, Class T, and Class C cumulative total return and show you what would have happened if Class A, Class T, and Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2055 Fund - Class A, a class of the fund, on June 1, 2011, when the fund started and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

11,000
10,500
10,000
9,500
9,000
8,500
8,000
$7,800
2011
'12
Period Ending Values
$9,452 Fidelity Advisor Freedom 2055 Fund - Class A
$10,910 S&P 500 Index

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rebounded sharply after a summer swoon, as signs of stabilization in the eurozone and better-than-expected U.S. economic and job growth sparked a strong late-period rally that helped several major equity benchmarks notch their biggest first-quarter percentage gains since 1998. Stocks began the 12-month period ending March 31, 2012, on good footing, but the deepening financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade conspired against them throughout the summer and early fall. In October, however, stocks staged a spirited recovery, as investors regained their appetite for riskier assets, supported by improved manufacturing, consumer and employment data. The rally accelerated later in the period and the market broadened beyond high-quality large-cap companies as investor confidence continued to improve. For the full 12 months, the S&P 500® Index rose 8.54%, while the technology-heavy Nasdaq Composite® Index gained 12.31%. Six consecutive months of advances to end the period helped lift the blue-chip-laden Dow Jones Industrial AverageSM 10.18% for the year, and post its best first-quarter point gain in history. Looking abroad, prevailing debt woes curbed results for foreign developed-markets stocks, with the MSCI® EAFE® (Europe, Australasia, Far East) Index falling 5.65%. Meanwhile, U.S. high-yield bonds experienced a similar recovery to domestic equities, finishing the year up 5.63%, as measured by The BofA Merrill LynchSM US High Yield Constrained Index. Periodic flights to safety, especially during the first half of the period, bolstered U.S. investment-grade debt for the 12 months overall, with the Barclays® U.S. Aggregate Bond Index gaining 7.71%.

Comments from Christopher Sharpe, Co-Portfolio Manager of Fidelity Advisor Freedom Funds®, and Andrew Dierdorf, who became Co-Portfolio Manager on June 21, 2011: For the year, the Class A, Class T, Class B and Class C shares of each of the Advisor Freedom Funds (excluding sales charges) posted mixed results, with the shorter-dated, more-conservative funds - for those shareholders closer to or in retirement - faring the best. In relative terms, the Class A, Class T, Class B and Class C of each of the Advisor Freedom Funds (excluding sales charges) underperformed their respective Composite benchmarks, largely due to weak results from our underlying domestic equity funds. The performance for the Class A, Class T and Class C shares of Advisor Freedom 2055 (excluding sales charges), which commenced operations in June 2011, also was mixed, and each lagged the benchmark. (For specific Fund results, please refer to the performance section of this report.) Our underlying actively managed equity funds struggled for much of the year, as stocks were influenced more by macro factors than by the fundamental value of individual companies and tended to move in unison - unfavorable conditions for bottom-up security selection. That said, the stock picking environment improved dramatically in the first quarter of 2012, with the market broadening beyond high-quality, large-cap, dividend-yielding companies. Despite the welcome change in climate, the Funds' U.S. equity and non-U.S. equity asset classes finished behind their respective benchmark indexes for the full year, which was detrimental to the relative performance for each of the Funds, but especially the longer-dated Funds with higher allocations to these two categories. In aggregate, the Funds' underlying U.S. equity investments could not keep pace with the 7.28% increase of the Dow Jones U.S. Total Stock Market IndexSM. Fidelity® Series Large Cap Value Fund and Fidelity® Series All-Sector Equity Fund - each weighed down by unfavorable security selection - held back the relative performance of the Funds' U.S. equity investments. Fidelity Series Commodity Strategy Fund also detracted during the period. Slower economic growth, especially in developing countries such as China, resulted in declining demand for the base metals segment of commodities, which includes aluminum, copper, nickel and zinc. On a positive note, Fidelity Series 100 Index Fund and Fidelity Advisor® Growth & Income Fund each outpaced the Dow Jones index. Turning to the non-U.S. equity asset class, the Funds' underlying investments, in aggregate, underperformed the benchmark, the MSCI® EAFE® (Europe, Australasia, Far East) Index, which declined 5.65%. Here, Fidelity Series International Value Fund was the biggest detractor for the period, experiencing a double-digit decline. Fidelity Series Emerging Markets Fund also hurt performance. Emerging markets suffered from a lackluster outlook for economic growth within developing countries, as well as investors shunning riskier investments for most of the period. Conversely, Fidelity Series International Growth Fund and Fidelity Series International Small Cap Fund - despite the latter's modest decline - were bright spots within the foreign equity asset class, as each beat the MSCI® EAFE® index. The Funds' fixed-income investments - particularly the higher-quality securities included in the investment-grade bond category - were the strongest contributors in an environment where investors favored perceived safety and interest rates remained at a historical low. However, the Funds' investments in the bond asset class, in aggregate, fell just short of the Barclays® U.S. Aggregate Bond Index - which rose 7.71% - mainly because of their allocation to Fidelity Series High Income Fund. Even though this underlying high-yield fund posted a solid single-digit gain, it lagged the investment-grade benchmark, therefore weighing on the Funds' overall relative performance. Fidelity Advisor® Strategic Real Return Fund, which was removed from the suite of underlying bond funds in this asset class in the fall, also hurt results. Conversely, the Funds' position in Fidelity Series Investment Grade Bond Fund edged the Barclays index, helping the Funds narrow the performance gap. In the short-term debt asset class, Fidelity Advisor Short Fixed-Income Fund helped the Funds solidly outpace the 0.07% result of the Barclays® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,058.60	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,056.60	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,053.80	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,054.90	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,059.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,096.20	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,094.90	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class B	1.00%
Actual		$ 1,000.00	$ 1,092.30	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,092.10	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,097.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,117.90	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,116.90	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,113.00	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,113.00	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,119.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,120.30	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,119.20	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,116.30	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,116.70	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,122.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,137.90	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,135.60	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class B	1.00%
Actual		$ 1,000.00	$ 1,133.50	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,133.10	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,139.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,159.70	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,158.10	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,155.20	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,154.60	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,161.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,167.10	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,164.20	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,162.30	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,162.90	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,168.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,187.00	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,184.50	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class B	1.00%
Actual		$ 1,000.00	$ 1,182.70	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,181.80	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,188.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,189.10	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,188.10	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,185.40	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,184.70	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,190.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,195.00	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,192.10	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,190.10	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,190.20	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,196.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,202.00	$ 1.38
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,200.40	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class B	1.00%
Actual		$ 1,000.00	$ 1,197.40	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,196.80	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,203.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,205.40	$ 1.38
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,203.40	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class C	1.00%
Actual		$ 1,000.00	$ 1,201.60	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,206.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	0.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.3	1.2
Fidelity Advisor Growth & Income Fund Institutional Class	1.9	1.7
Fidelity Advisor Large Cap Fund Institutional Class	1.8	1.7
Fidelity Advisor Small Cap Fund Institutional Class	0.6	0.6
Fidelity Series 100 Index Fund	1.6	1.5
Fidelity Series All-Sector Equity Fund	2.6	2.5
Fidelity Series Large Cap Value Fund	2.5	2.3
Fidelity Series Real Estate Equity Fund	0.1	0.0
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	13.0	12.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.2
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.2
Fidelity Series International Growth Fund	1.9	1.6
Fidelity Series International Small Cap Fund	0.4	0.3
Fidelity Series International Value Fund	1.9	1.5
	4.2	3.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.4
Fidelity Series Floating Rate High Income Fund	1.0	0.0
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.5	0.0
	6.7	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	12.0	11.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	4.1
Fidelity Series Investment Grade Bond Fund	21.4	20.5
	21.4	24.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	17.8	20.0
Fidelity Institutional Money Market Portfolio Institutional Class	21.8	21.5
	39.6	41.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.9%
Domestic Equity Funds	13.0%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.4%
Short-Term Funds	39.6%

Six months ago
Commodity Funds	0.7%
Domestic Equity Funds	12.1%
Developed International Equity Funds	3.8%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	11.2%
Investment Grade Bond Funds	24.6%
Short-Term Funds	41.5%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund	650,631	$ 5,868,696
Domestic Equity Funds - 13.0%
Fidelity Advisor Equity Growth Fund Institutional Class	59,715	3,982,962
Fidelity Advisor Growth & Income Fund Institutional Class	289,489	5,665,297
Fidelity Advisor Large Cap Fund Institutional Class	263,767	5,581,314
Fidelity Advisor Small Cap Fund Institutional Class	75,699	1,909,138
Fidelity Series 100 Index Fund	489,006	4,865,610
Fidelity Series All-Sector Equity Fund	603,133	7,720,105
Fidelity Series Large Cap Value Fund	654,512	7,402,536
Fidelity Series Real Estate Equity Fund	25,743	304,027
Fidelity Series Small Cap Opportunities Fund	159,579	1,859,093
TOTAL DOMESTIC EQUITY FUNDS		39,290,082
TOTAL DOMESTIC EQUITY FUNDS (Cost $37,262,969)		45,158,778
International Equity Funds - 5.4%

Developed International Equity Funds - 4.2%
Fidelity Series International Growth Fund	509,262	5,820,868
Fidelity Series International Small Cap Fund	98,243	1,178,914
Fidelity Series International Value Fund	649,035	5,692,035
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		12,691,817
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	228,255	3,763,922
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,761,358)		16,455,739
Bond Funds - 40.1%
	Shares	Value
High Yield Bond Funds - 6.7%
Fidelity Series Emerging Markets Debt Fund	132,671	$ 1,378,449
Fidelity Series Floating Rate High Income Fund	303,817	3,156,658
Fidelity Series High Income Fund	1,444,342	14,298,981
Fidelity Series Real Estate Income Fund	149,429	1,604,870
TOTAL HIGH YIELD BOND FUNDS		20,438,958
Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund	3,227,916	36,346,330
Investment Grade Bond Funds - 21.4%
Fidelity Series Investment Grade Bond Fund	5,538,466	64,744,664
TOTAL BOND FUNDS (Cost $114,913,861)		121,529,952
Short-Term Funds - 39.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,825,332	54,117,331
Fidelity Institutional Money Market Portfolio Institutional Class	66,026,447	66,026,447
TOTAL SHORT-TERM FUNDS (Cost $119,730,318)		120,143,778
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $287,668,506)		303,288,247
NET OTHER ASSETS (LIABILITIES) - 0.0%		(75,747)
NET ASSETS - 100%		$ 303,212,500
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $287,668,506) - See accompanying schedule		$ 303,288,247
Receivable for investments sold		1,576,665
Receivable for fund shares sold		373,168
Total assets		305,238,080

Liabilities
Payable for investments purchased	$ 1,084
Payable for fund shares redeemed	1,949,349
Distribution and service plan fees payable	75,147
Total liabilities		2,025,580

Net Assets		$ 303,212,500
Net Assets consist of:
Paid in capital		$ 287,356,880
Undistributed net investment income		219,506
Accumulated undistributed net realized gain (loss) on investments		16,373
Net unrealized appreciation (depreciation) on investments		15,619,741
Net Assets		$ 303,212,500

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($166,658,004 ÷ 15,185,220 shares)		$ 10.98

Maximum offering price per share (100/94.25 of $10.98)		$ 11.65
Class T: Net Asset Value and redemption price per share ($56,246,344 ÷ 5,130,192 shares)		$ 10.96

Maximum offering price per share (100/96.50 of $10.96)		$ 11.36
Class B: Net Asset Value and offering price per share ($2,889,256 ÷ 263,565 shares)A		$ 10.96

Class C: Net Asset Value and offering price per share ($17,170,415 ÷ 1,567,253 shares)A		$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,248,481 ÷ 5,478,238 shares)		$ 11.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012
Investment Income
Income distributions from underlying funds		$ 4,576,458

Expenses
Distribution and service plan fees	$ 884,902
Independent trustees' compensation	990
Total expenses before reductions	885,892
Expense reductions	(990)	884,902
Net investment income (loss)		3,691,556
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,005,029
Capital gain distributions from underlying funds	3,709,523
Total net realized gain (loss)		4,714,552
Change in net unrealized appreciation (depreciation) on underlying funds		871,075
Net gain (loss)		5,585,627
Net increase (decrease) in net assets resulting from operations		$ 9,277,183

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,691,556	$ 3,526,559
Net realized gain (loss)	4,714,552	4,033,665
Change in net unrealized appreciation (depreciation)	871,075	9,997,963
Net increase (decrease) in net assets resulting from operations	9,277,183	17,558,187
Distributions to shareholders from net investment income	(3,668,106)	(3,602,671)
Distributions to shareholders from net realized gain	(2,101,589)	(1,619,868)
Total distributions	(5,769,695)	(5,222,539)
Share transactions - net increase (decrease)	31,446,678	23,030,339
Total increase (decrease) in net assets	34,954,166	35,365,987

Net Assets
Beginning of period	268,258,334	232,892,347
End of period (including undistributed net investment income of $219,506 and undistributed net investment income of $222,243, respectively)	$ 303,212,500	$ 268,258,334

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.35	$ 8.74	$ 10.46	$ 10.74
Income from Investment Operations
Net investment income (loss) C	.15	.16	.22	.29	.40
Net realized and unrealized gain (loss)	.21	.57	1.66	(1.60)	(.21)
Total from investment operations	.36	.73	1.88	(1.31)	.19
Distributions from net investment income	(.15)	(.16)	(.22)	(.30)	(.40)
Distributions from net realized gain	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.23)	(.23)	(.27) G	(.41)	(.47) F
Net asset value, end of period	$ 10.98	$ 10.85	$ 10.35	$ 8.74	$ 10.46
Total Return A, B	3.34%	7.11%	21.74%	(12.78)%	1.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.48%	2.19%	3.03%	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,658	$ 157,695	$ 142,691	$ 93,865	$ 87,469
Portfolio turnover rate	24%	35%	31%	44%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.34	$ 8.73	$ 10.45	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.12	.13	.19	.27	.38
Net realized and unrealized gain (loss)	.20	.57	1.67	(1.61)	(.22)
Total from investment operations	.32	.70	1.86	(1.34)	.16
Distributions from net investment income	(.12)	(.13)	(.19)	(.27)	(.38)
Distributions from net realized gain	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.20)	(.20)	(.25) G	(.38)	(.44) F
Net asset value, end of period	$ 10.96	$ 10.84	$ 10.34	$ 8.73	$ 10.45
Total Return A, B	3.01%	6.85%	21.47%	(13.03)%	1.48%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.23%	1.94%	2.78%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,246	$ 57,404	$ 52,047	$ 42,675	$ 44,882
Portfolio turnover rate	24%	35%	31%	44%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.33	$ 8.72	$ 10.44	$ 10.72
Income from Investment Operations
Net investment income (loss) C	.07	.08	.14	.22	.32
Net realized and unrealized gain (loss)	.19	.58	1.67	(1.60)	(.21)
Total from investment operations	.26	.66	1.81	(1.38)	.11
Distributions from net investment income	(.07)	(.08)	(.14)	(.23)	(.32)
Distributions from net realized gain	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.14) H	(.15)	(.20) G	(.34)	(.39) F
Net asset value, end of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.44
Total Return A, B	2.47%	6.39%	20.86%	(13.48)%	.97%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.73%	1.44%	2.28%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,889	$ 3,938	$ 5,319	$ 4,282	$ 5,539
Portfolio turnover rate	24%	35%	31%	44%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.33	$ 8.72	$ 10.43	$ 10.71
Income from Investment Operations
Net investment income (loss) C	.07	.08	.14	.22	.32
Net realized and unrealized gain (loss)	.20	.58	1.67	(1.60)	(.21)
Total from investment operations	.27	.66	1.81	(1.38)	.11
Distributions from net investment income	(.07)	(.08)	(.14)	(.22)	(.32)
Distributions from net realized gain	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.15)	(.15)	(.20) G	(.33)	(.39) F
Net asset value, end of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.43
Total Return A, B	2.50%	6.42%	20.83%	(13.41)%	.97%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.73%	1.44%	2.28%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,170	$ 16,581	$ 14,697	$ 11,362	$ 14,718
Portfolio turnover rate	24%	35%	31%	44%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.37	$ 8.75	$ 10.48	$ 10.76
Income from Investment Operations
Net investment income (loss) B	.18	.18	.24	.31	.43
Net realized and unrealized gain (loss)	.20	.57	1.68	(1.61)	(.21)
Total from investment operations	.38	.75	1.92	(1.30)	.22
Distributions from net investment income	(.17)	(.19)	(.24)	(.32)	(.43)
Distributions from net realized gain	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.25)	(.25) H	(.30) G	(.43)	(.50) F
Net asset value, end of period	$ 11.00	$ 10.87	$ 10.37	$ 8.75	$ 10.48
Total Return A	3.58%	7.36%	22.16%	(12.63)%	2.00%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.73%	2.44%	3.28%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,248	$ 32,640	$ 18,137	$ 8,461	$ 9,119
Portfolio turnover rate	24%	35%	31%	44%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.1	3.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.4	2.4
Fidelity Advisor Growth & Income Fund Institutional Class	3.5	3.4
Fidelity Advisor Large Cap Fund Institutional Class	3.4	3.4
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.2
Fidelity Series 100 Index Fund	3.0	3.0
Fidelity Series All-Sector Equity Fund	4.8	4.8
Fidelity Series Large Cap Value Fund	4.6	4.6
Fidelity Series Real Estate Equity Fund	0.2	0.0
Fidelity Series Small Cap Opportunities Fund	1.1	1.1
	24.2	23.9
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.4
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.4
Fidelity Series International Growth Fund	3.6	3.2
Fidelity Series International Small Cap Fund	0.7	0.7
Fidelity Series International Value Fund	3.6	3.0
	7.9	7.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.3	2.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	0.9	0.0
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.5	0.0
	6.6	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.8	9.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	3.8
Fidelity Series Investment Grade Bond Fund	18.6	18.8
	18.6	22.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	11.9	12.4
Fidelity Institutional Money Market Portfolio Institutional Class	14.6	13.6
	26.5	26.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.1%
Domestic Equity Funds	24.2%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.6%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.6%
Short-Term Funds	26.5%

Six months ago
Commodity Funds	3.2%
Domestic Equity Funds	23.9%
Developed International Equity Funds	7.7%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.4%
Investment Grade Bond Funds	22.6%
Short-Term Funds	26.0%

Expected
Commodity Funds	4.0%
Domestic Equity Funds	22.6%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	19.7%
Short-Term Funds	29.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
Commodity Funds - 4.1%
Fidelity Series Commodity Strategy Fund	1,223,386	$ 11,034,937
Domestic Equity Funds - 24.2%
Fidelity Advisor Equity Growth Fund Institutional Class	100,409	6,697,248
Fidelity Advisor Growth & Income Fund Institutional Class	486,719	9,525,086
Fidelity Advisor Large Cap Fund Institutional Class	443,528	9,385,056
Fidelity Advisor Small Cap Fund Institutional Class	127,332	3,211,324
Fidelity Series 100 Index Fund	822,147	8,180,360
Fidelity Series All-Sector Equity Fund	1,016,982	13,017,371
Fidelity Series Large Cap Value Fund	1,104,150	12,487,933
Fidelity Series Real Estate Equity Fund	42,927	506,967
Fidelity Series Small Cap Opportunities Fund	268,490	3,127,906
TOTAL DOMESTIC EQUITY FUNDS		66,139,251
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,000,954)		77,174,188
International Equity Funds - 10.2%

Developed International Equity Funds - 7.9%
Fidelity Series International Growth Fund	864,172	9,877,491
Fidelity Series International Small Cap Fund	166,664	1,999,970
Fidelity Series International Value Fund	1,101,599	9,661,026
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		21,538,487
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	387,000	6,381,626
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,447,891)		27,920,113
Bond Funds - 35.0%
	Shares	Value
High Yield Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund	136,224	$ 1,415,362
Fidelity Series Floating Rate High Income Fund	242,060	2,515,002
Fidelity Series High Income Fund	1,293,730	12,807,926
Fidelity Series Real Estate Income Fund	118,710	1,274,949
TOTAL HIGH YIELD BOND FUNDS		18,013,239
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund	2,361,501	26,590,499
Investment Grade Bond Funds - 18.6%
Fidelity Series Investment Grade Bond Fund	4,348,783	50,837,268
TOTAL BOND FUNDS (Cost $90,445,034)		95,441,006
Short-Term Funds - 26.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,509,029	32,598,876
Fidelity Institutional Money Market Portfolio Institutional Class	39,774,724	39,774,724
TOTAL SHORT-TERM FUNDS (Cost $71,982,511)		72,373,600
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $253,876,390)		272,908,907
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,029)
NET ASSETS - 100%		$ 272,851,878
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $253,876,390) - See accompanying schedule		$ 272,908,907
Cash		9
Receivable for investments sold		2,523
Receivable for fund shares sold		1,515,374
Total assets		274,426,813

Liabilities
Payable for investments purchased	$ 930,072
Payable for fund shares redeemed	587,715
Distribution and service plan fees payable	57,148
Total liabilities		1,574,935

Net Assets		$ 272,851,878
Net Assets consist of:
Paid in capital		$ 263,512,159
Undistributed net investment income		490,658
Accumulated undistributed net realized gain (loss) on investments		(10,183,456)
Net unrealized appreciation (depreciation) on investments		19,032,517
Net Assets		$ 272,851,878

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($193,977,017 ÷ 16,946,294 shares)		$ 11.45

Maximum offering price per share (100/94.25 of $11.45)		$ 12.15
Class T: Net Asset Value and redemption price per share ($22,316,149 ÷ 1,949,219 shares)		$ 11.45

Maximum offering price per share (100/96.50 of $11.45)		$ 11.87
Class B: Net Asset Value and offering price per share ($1,570,709 ÷ 136,995 shares)A		$ 11.47

Class C: Net Asset Value and offering price per share ($8,053,399 ÷ 705,076 shares)A		$ 11.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,934,604 ÷ 4,076,670 shares)		$ 11.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 4,117,572

Expenses
Distribution and service plan fees	$ 656,903
Independent trustees' compensation	888
Total expenses before reductions	657,791
Expense reductions	(888)	656,903
Net investment income (loss)		3,460,669
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,391
Capital gain distributions from underlying funds	5,159,181
Total net realized gain (loss)		5,192,572
Change in net unrealized appreciation (depreciation) on underlying funds		(1,891,328)
Net gain (loss)		3,301,244
Net increase (decrease) in net assets resulting from operations		$ 6,761,913

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,460,669	$ 2,939,394
Net realized gain (loss)	5,192,572	209,631
Change in net unrealized appreciation (depreciation)	(1,891,328)	19,795,837
Net increase (decrease) in net assets resulting from operations	6,761,913	22,944,862
Distributions to shareholders from net investment income	(3,346,222)	(3,045,204)
Distributions to shareholders from net realized gain	(2,914,928)	(1,765,154)
Total distributions	(6,261,150)	(4,810,358)
Share transactions - net increase (decrease)	27,220,944	17,262,825
Total increase (decrease) in net assets	27,721,707	35,397,329

Net Assets
Beginning of period	245,130,171	209,732,842
End of period (including undistributed net investment income of $490,658 and undistributed net investment income of $407,517, respectively)	$ 272,851,878	$ 245,130,171

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.57	$ 8.10	$ 11.40	$ 11.83
Income from Investment Operations
Net investment income (loss) C	.15	.15	.20	.27	.33
Net realized and unrealized gain (loss)	.13	.97	2.53	(3.06)	(.34)
Total from investment operations	.28	1.12	2.73	(2.79)	(.01)
Distributions from net investment income	(.15)	(.15)	(.19)	(.28)	(.26)
Distributions from net realized gain	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.28)	(.24)	(.26)	(.51)	(.42)
Net asset value, end of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.40
Total Return A,B	2.53%	10.72%	33.91%	(25.09)%	(.23)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.37%	2.01%	2.75%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,977	$ 177,385	$ 155,482	$ 88,593	$ 98,483
Portfolio turnover rate	28%	41%	35%	54%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.57	$ 8.10	$ 11.39	$ 11.81
Income from Investment Operations
Net investment income (loss) C	.13	.12	.17	.25	.30
Net realized and unrealized gain (loss)	.12	.97	2.54	(3.06)	(.33)
Total from investment operations	.25	1.09	2.71	(2.81)	(.03)
Distributions from net investment income	(.12)	(.12)	(.17)	(.25)	(.23)
Distributions from net realized gain	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.25)	(.21)	(.24)	(.48)	(.39)
Net asset value, end of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.39
Total Return A,B	2.25%	10.42%	33.61%	(25.27)%	(.44)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.12%	1.76%	2.50%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,316	$ 21,658	$ 23,113	$ 14,437	$ 20,837
Portfolio turnover rate	28%	41%	35%	54%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.56	$ 8.09	$ 11.37	$ 11.78
Income from Investment Operations
Net investment income (loss) C	.07	.07	.12	.20	.24
Net realized and unrealized gain (loss)	.12	.97	2.53	(3.06)	(.33)
Total from investment operations	.19	1.04	2.65	(2.86)	(.09)
Distributions from net investment income	(.05)	(.07)	(.11)	(.19)	(.16)
Distributions from net realized gain	(.12)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.17)	(.15) F	(.18)	(.42)	(.32)
Net asset value, end of period	$ 11.47	$ 11.45	$ 10.56	$ 8.09	$ 11.37
Total Return A,B	1.73%	9.94%	32.90%	(25.69)%	(.89)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.62%	1.26%	2.00%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,571	$ 2,338	$ 2,986	$ 2,692	$ 4,348
Portfolio turnover rate	28%	41%	35%	54%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.54	$ 8.08	$ 11.34	$ 11.76
Income from Investment Operations
Net investment income (loss) C	.07	.07	.12	.20	.24
Net realized and unrealized gain (loss)	.11	.97	2.53	(3.04)	(.33)
Total from investment operations	.18	1.04	2.65	(2.84)	(.09)
Distributions from net investment income	(.07)	(.07)	(.12)	(.19)	(.17)
Distributions from net realized gain	(.12)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.18) F	(.16)	(.19)	(.42)	(.33)
Net asset value, end of period	$ 11.42	$ 11.42	$ 10.54	$ 8.08	$ 11.34
Total Return A,B	1.66%	9.91%	32.90%	(25.61)%	(.91)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.62%	1.26%	2.00%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,053	$ 8,679	$ 9,377	$ 6,761	$ 11,052
Portfolio turnover rate	28%	41%	35%	54%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 10.63	$ 8.14	$ 11.46	$ 11.87
Income from Investment Operations
Net investment income (loss) B	.18	.18	.22	.29	.35
Net realized and unrealized gain (loss)	.11	.98	2.55	(3.07)	(.32)
Total from investment operations	.29	1.16	2.77	(2.78)	.03
Distributions from net investment income	(.18)	(.18)	(.21)	(.31)	(.28)
Distributions from net realized gain	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.30) F	(.27)	(.28)	(.54)	(.44)
Net asset value, end of period	$ 11.51	$ 11.52	$ 10.63	$ 8.14	$ 11.46
Total Return A	2.67%	11.02%	34.28%	(24.93)%	.12%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.62%	2.26%	3.00%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,935	$ 35,069	$ 18,775	$ 9,313	$ 9,645
Portfolio turnover rate	28%	41%	35%	54%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.2	3.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.1	3.0
Fidelity Advisor Growth & Income Fund Institutional Class	4.5	4.3
Fidelity Advisor Large Cap Fund Institutional Class	4.4	4.1
Fidelity Advisor Small Cap Fund Institutional Class	1.5	1.5
Fidelity Series 100 Index Fund	3.8	3.7
Fidelity Series All-Sector Equity Fund	6.1	6.0
Fidelity Series Large Cap Value Fund	5.9	5.7
Fidelity Series Real Estate Equity Fund	0.2	0.0
Fidelity Series Small Cap Opportunities Fund	1.5	1.4
	31.0	29.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.5
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.5
Fidelity Series International Growth Fund	4.6	3.9
Fidelity Series International Small Cap Fund	0.9	0.9
Fidelity Series International Value Fund	4.5	3.7
	10.0	9.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	0.0
Fidelity Series High Income Fund	4.7	4.9
Fidelity Series Real Estate Income Fund	0.6	0.0
	6.9	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.5	10.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	4.8
Fidelity Series Investment Grade Bond Fund	22.1	22.1
	22.1	26.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.1	5.8
Fidelity Institutional Money Market Portfolio Institutional Class	6.2	6.1
	11.3	11.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.2%
Domestic Equity Funds	31.0%
Developed International Equity Funds	10.0%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	22.1%
Short-Term Funds	11.3%

Six months ago
Commodity Funds	3.9%
Domestic Equity Funds	29.7%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	26.9%
Short-Term Funds	11.9%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	30.2%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.7%
Short-Term Funds	12.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 36.2%
	Shares	Value
Commodity Funds - 5.2%
Fidelity Series Commodity Strategy Fund	5,102,096	$ 46,020,906
Domestic Equity Funds - 31.0%
Fidelity Advisor Equity Growth Fund Institutional Class	418,679	27,925,908
Fidelity Advisor Growth & Income Fund Institutional Class	2,029,654	39,720,325
Fidelity Advisor Large Cap Fund Institutional Class	1,849,420	39,133,725
Fidelity Advisor Small Cap Fund Institutional Class	530,825	13,387,416
Fidelity Series 100 Index Fund	3,428,398	34,112,559
Fidelity Series All-Sector Equity Fund	4,244,281	54,326,794
Fidelity Series Large Cap Value Fund	4,607,284	52,108,377
Fidelity Series Real Estate Equity Fund	179,948	2,125,183
Fidelity Series Small Cap Opportunities Fund	1,119,148	13,038,079
TOTAL DOMESTIC EQUITY FUNDS		275,878,366
TOTAL DOMESTIC EQUITY FUNDS (Cost $279,976,930)		321,899,272
International Equity Funds - 13.0%

Developed International Equity Funds - 10.0%
Fidelity Series International Growth Fund	3,584,986	40,976,393
Fidelity Series International Small Cap Fund	691,504	8,298,048
Fidelity Series International Value Fund	4,569,402	40,073,652
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		89,348,093
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	1,606,027	26,483,386
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $111,646,143)		115,831,479
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund	474,437	$ 4,929,395
Fidelity Series Floating Rate High Income Fund	925,091	9,611,698
Fidelity Series High Income Fund	4,200,394	41,583,902
Fidelity Series Real Estate Income Fund	462,630	4,968,642
TOTAL HIGH YIELD BOND FUNDS		61,093,637
Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund	8,306,881	93,535,481
Investment Grade Bond Funds - 22.1%
Fidelity Series Investment Grade Bond Fund	16,756,314	195,881,302
TOTAL BOND FUNDS (Cost $333,200,738)		350,510,420
Short-Term Funds - 11.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,888,266	45,411,990
Fidelity Institutional Money Market Portfolio Institutional Class	55,411,778	55,411,778
TOTAL SHORT-TERM FUNDS (Cost $100,777,875)		100,823,768
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $825,601,686)		889,064,939
NET OTHER ASSETS (LIABILITIES) - 0.0%		(214,517)
NET ASSETS - 100%		$ 888,850,422
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $825,601,686) - See accompanying schedule		$ 889,064,939
Receivable for investments sold		75,212
Receivable for fund shares sold		3,340,094
Total assets		892,480,245

Liabilities
Payable for investments purchased	$ 1,170,613
Payable for fund shares redeemed	2,249,343
Distribution and service plan fees payable	209,867
Total liabilities		3,629,823

Net Assets		$ 888,850,422
Net Assets consist of:
Paid in capital		$ 864,971,438
Undistributed net investment income		1,584,243
Accumulated undistributed net realized gain (loss) on investments		(41,168,512)
Net unrealized appreciation (depreciation) on investments		63,463,253
Net Assets		$ 888,850,422

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($552,770,352 ÷ 46,475,232 shares)		$ 11.89

Maximum offering price per share (100/94.25 of $11.89)		$ 12.62
Class T: Net Asset Value and redemption price per share ($132,044,164 ÷ 11,133,676 shares)		$ 11.86

Maximum offering price per share (100/96.50 of $11.86)		$ 12.29
Class B: Net Asset Value and offering price per share ($9,153,733 ÷ 770,937 shares)A		$ 11.87

Class C: Net Asset Value and offering price per share ($38,422,901 ÷ 3,257,657 shares)A		$ 11.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($156,459,272 ÷ 13,101,899 shares)		$ 11.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 14,717,439

Expenses
Distribution and service plan fees	$ 2,536,821
Independent trustees' compensation	3,002
Total expenses before reductions	2,539,823
Expense reductions	(3,002)	2,536,821
Net investment income (loss)		12,180,618
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,288,535
Capital gain distributions from underlying funds	20,230,122
Total net realized gain (loss)		36,518,657
Change in net unrealized appreciation (depreciation) on underlying funds		(26,218,587)
Net gain (loss)		10,300,070
Net increase (decrease) in net assets resulting from operations		$ 22,480,688

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,180,618	$ 10,681,714
Net realized gain (loss)	36,518,657	(1,917,031)
Change in net unrealized appreciation (depreciation)	(26,218,587)	84,401,786
Net increase (decrease) in net assets resulting from operations	22,480,688	93,166,469
Distributions to shareholders from net investment income	(11,889,345)	(11,199,702)
Distributions to shareholders from net realized gain	(11,297,317)	(7,306,833)
Total distributions	(23,186,662)	(18,506,535)
Share transactions - net increase (decrease)	24,335,850	(36,738,583)
Total increase (decrease) in net assets	23,629,876	37,921,351

Net Assets
Beginning of period	865,220,546	827,299,195
End of period (including undistributed net investment income of $1,584,243 and undistributed net investment income of $1,355,324, respectively)	$ 888,850,422	$ 865,220,546

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 10.87	$ 8.19	$ 11.78	$ 12.28
Income from Investment Operations
Net investment income (loss) C	.17	.15	.21	.27	.33
Net realized and unrealized gain (loss)	.12	1.17	2.76	(3.28)	(.34)
Total from investment operations	.29	1.32	2.97	(3.01)	(.01)
Distributions from net investment income	(.17)	(.17)	(.21)	(.28)	(.30)
Distributions from net realized gain	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.32) G	(.27)	(.29) F	(.58)	(.49)
Net asset value, end of period	$ 11.89	$ 11.92	$ 10.87	$ 8.19	$ 11.78
Total Return A,B	2.63%	12.27%	36.51%	(26.36)%	(.27)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%	1.38%	2.04%	2.77%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 552,770	$ 536,999	$ 478,025	$ 339,203	$ 377,118
Portfolio turnover rate	25%	41%	42%	44%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 10.83	$ 8.16	$ 11.74	$ 12.24
Income from Investment Operations
Net investment income (loss) C	.14	.13	.18	.25	.30
Net realized and unrealized gain (loss)	.13	1.15	2.76	(3.28)	(.34)
Total from investment operations	.27	1.28	2.94	(3.03)	(.04)
Distributions from net investment income	(.14)	(.13)	(.19)	(.25)	(.27)
Distributions from net realized gain	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.29) G	(.23)	(.27) F	(.55)	(.46)
Net asset value, end of period	$ 11.86	$ 11.88	$ 10.83	$ 8.16	$ 11.74
Total Return A,B	2.43%	11.95%	36.19%	(26.57)%	(.52)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%	1.13%	1.79%	2.52%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,044	$ 152,126	$ 204,059	$ 163,842	$ 216,732
Portfolio turnover rate	25%	41%	42%	44%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.82	$ 8.15	$ 11.70	$ 12.20
Income from Investment Operations
Net investment income (loss) C	.08	.07	.13	.20	.24
Net realized and unrealized gain (loss)	.13	1.15	2.76	(3.26)	(.35)
Total from investment operations	.21	1.22	2.89	(3.06)	(.11)
Distributions from net investment income	(.07)	(.07)	(.13)	(.19)	(.20)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.21) G	(.17)	(.22) F	(.49)	(.39)
Net asset value, end of period	$ 11.87	$ 11.87	$ 10.82	$ 8.15	$ 11.70
Total Return A,B	1.90%	11.37%	35.54%	(26.92)%	(1.04)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	.63%	1.29%	2.03%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,154	$ 15,842	$ 22,468	$ 19,950	$ 34,137
Portfolio turnover rate	25%	41%	42%	44%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 10.78	$ 8.13	$ 11.67	$ 12.17
Income from Investment Operations
Net investment income (loss) C	.08	.07	.13	.20	.23
Net realized and unrealized gain (loss)	.13	1.14	2.74	(3.25)	(.33)
Total from investment operations	.21	1.21	2.87	(3.05)	(.10)
Distributions from net investment income	(.08)	(.08)	(.14)	(.19)	(.21)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.23)	(.18)	(.22) F	(.49)	(.40)
Net asset value, end of period	$ 11.79	$ 11.81	$ 10.78	$ 8.13	$ 11.67
Total Return A,B	1.90%	11.33%	35.45%	(26.88)%	(.97)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	.63%	1.29%	2.02%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,423	$ 44,764	$ 47,178	$ 37,524	$ 58,378
Portfolio turnover rate	25%	41%	42%	44%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.91	$ 8.22	$ 11.82	$ 12.32
Income from Investment Operations
Net investment income (loss) B	.20	.18	.23	.30	.36
Net realized and unrealized gain (loss)	.13	1.17	2.78	(3.30)	(.34)
Total from investment operations	.33	1.35	3.01	(3.00)	.02
Distributions from net investment income	(.20)	(.20)	(.23)	(.30)	(.33)
Distributions from net realized gain	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.35) G	(.30)	(.32) F	(.60)	(.52)
Net asset value, end of period	$ 11.94	$ 11.96	$ 10.91	$ 8.22	$ 11.82
Total Return A	2.97%	12.50%	36.80%	(26.16)%	(.05)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%	1.63%	2.29%	3.02%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,459	$ 115,490	$ 75,569	$ 41,737	$ 39,922
Portfolio turnover rate	25%	41%	42%	44%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.3	4.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.2	3.1
Fidelity Advisor Growth & Income Fund Institutional Class	4.6	4.4
Fidelity Advisor Large Cap Fund Institutional Class	4.5	4.3
Fidelity Advisor Small Cap Fund Institutional Class	1.6	1.5
Fidelity Series 100 Index Fund	4.0	3.8
Fidelity Series All-Sector Equity Fund	6.3	6.2
Fidelity Series Large Cap Value Fund	6.1	5.9
Fidelity Series Real Estate Equity Fund	0.3	0.0
Fidelity Series Small Cap Opportunities Fund	1.5	1.4
	32.1	30.6
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.5
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.5
Fidelity Series International Growth Fund	4.7	4.1
Fidelity Series International Small Cap Fund	1.0	0.9
Fidelity Series International Value Fund	4.6	3.8
	10.3	9.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.1	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	0.0
Fidelity Series High Income Fund	4.7	4.9
Fidelity Series Real Estate Income Fund	0.5	0.0
	6.8	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.2	9.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	4.8
Fidelity Series Investment Grade Bond Fund	22.6	22.8
	22.6	27.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.3	5.2
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.4
	9.6	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.3%
Domestic Equity Funds	32.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.6%

Six months ago
Commodity Funds	4.0%
Domestic Equity Funds	30.6%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	27.6%
Short-Term Funds	10.6%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.3%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.4%
Investment Grade Bond Funds	24.5%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 37.4%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund	10,385,766	$ 93,679,608
Domestic Equity Funds - 32.1%
Fidelity Advisor Equity Growth Fund Institutional Class	853,460	56,925,753
Fidelity Advisor Growth & Income Fund Institutional Class	4,137,292	80,966,801
Fidelity Advisor Large Cap Fund Institutional Class	3,769,975	79,772,670
Fidelity Advisor Small Cap Fund Institutional Class	1,082,151	27,291,853
Fidelity Series 100 Index Fund	6,988,469	69,535,269
Fidelity Series All-Sector Equity Fund	8,648,799	110,704,624
Fidelity Series Large Cap Value Fund	9,388,995	106,189,528
Fidelity Series Real Estate Equity Fund	366,211	4,324,957
Fidelity Series Small Cap Opportunities Fund	2,281,599	26,580,631
TOTAL DOMESTIC EQUITY FUNDS		562,292,086
TOTAL DOMESTIC EQUITY FUNDS (Cost $567,305,200)		655,971,694
International Equity Funds - 13.4%

Developed International Equity Funds - 10.3%
Fidelity Series International Growth Fund	7,282,285	83,236,517
Fidelity Series International Small Cap Fund	1,404,662	16,855,950
Fidelity Series International Value Fund	9,282,225	81,405,115
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		181,497,582
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund	3,262,847	53,804,351
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $225,479,542)		235,301,933
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund	939,947	$ 9,766,052
Fidelity Series Floating Rate High Income Fund	1,795,817	18,658,541
Fidelity Series High Income Fund	8,337,988	82,546,079
Fidelity Series Real Estate Income Fund	889,625	9,554,568
TOTAL HIGH YIELD BOND FUNDS		120,525,240
Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund	15,809,664	178,016,819
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund	33,997,048	397,425,490
TOTAL BOND FUNDS (Cost $663,506,059)		695,967,549
Short-Term Funds - 9.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,226,266	76,422,011
Fidelity Institutional Money Market Portfolio Institutional Class	93,223,307	93,223,307
TOTAL SHORT-TERM FUNDS (Cost $168,621,467)		169,645,318
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,624,912,268)		1,756,886,494
NET OTHER ASSETS (LIABILITIES) - 0.0%		(377,786)
NET ASSETS - 100%		$ 1,756,508,708
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $1,624,912,268) - See accompanying schedule		$ 1,756,886,494
Receivable for investments sold		84,721
Receivable for fund shares sold		5,867,483
Total assets		1,762,838,698

Liabilities
Payable for investments purchased	$ 1,693,895
Payable for fund shares redeemed	4,240,041
Distribution and service plan fees payable	396,054
Total liabilities		6,329,990

Net Assets		$ 1,756,508,708
Net Assets consist of:
Paid in capital		$ 1,672,282,953
Undistributed net investment income		3,076,975
Accumulated undistributed net realized gain (loss) on investments		(50,825,446)
Net unrealized appreciation (depreciation) on investments		131,974,226
Net Assets		$ 1,756,508,708

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,101,302,365 ÷ 92,930,952 shares)		$ 11.85

Maximum offering price per share (100/94.25 of $11.85)		$ 12.57
Class T: Net Asset Value and redemption price per share ($213,366,320 ÷ 18,029,512 shares)		$ 11.83

Maximum offering price per share (100/96.50 of $11.83)		$ 12.26
Class B: Net Asset Value and offering price per share ($23,552,114 ÷ 1,993,958 shares)A		$ 11.81

Class C: Net Asset Value and offering price per share ($70,219,880 ÷ 5,966,144 shares)A		$ 11.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($348,068,029 ÷ 29,177,959 shares)		$ 11.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 28,110,616

Expenses
Distribution and service plan fees	$ 4,572,478
Independent trustees' compensation	5,618
Total expenses before reductions	4,578,096
Expense reductions	(5,618)	4,572,478
Net investment income (loss)		23,538,138
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,950,204
Capital gain distributions from underlying funds	38,867,649
Total net realized gain (loss)		42,817,853
Change in net unrealized appreciation (depreciation) on underlying funds		(18,849,124)
Net gain (loss)		23,968,729
Net increase (decrease) in net assets resulting from operations		$ 47,506,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,538,138	$ 18,907,492
Net realized gain (loss)	42,817,853	(550,494)
Change in net unrealized appreciation (depreciation)	(18,849,124)	148,398,468
Net increase (decrease) in net assets resulting from operations	47,506,867	166,755,466
Distributions to shareholders from net investment income	(22,803,456)	(19,322,604)
Distributions to shareholders from net realized gain	(21,487,940)	(12,721,165)
Total distributions	(44,291,396)	(32,043,769)
Share transactions - net increase (decrease)	170,418,837	154,535,312
Total increase (decrease) in net assets	173,634,308	289,247,009

Net Assets
Beginning of period	1,582,874,400	1,293,627,391
End of period (including undistributed net investment income of $3,076,975 and undistributed net investment income of $2,522,428, respectively)	$ 1,756,508,708	$ 1,582,874,400

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.81	$ 8.05	$ 11.85	$ 12.40
Income from Investment Operations
Net investment income (loss) C	.17	.16	.20	.26	.31
Net realized and unrealized gain (loss)	.13	1.16	2.84	(3.47)	(.35)
Total from investment operations	.30	1.32	3.04	(3.21)	(.04)
Distributions from net investment income	(.17)	(.16)	(.20)	(.26)	(.27)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.32)	(.26)	(.28) H	(.59) G	(.51) F
Net asset value, end of period	$ 11.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85
Total Return A, B	2.71%	12.36%	37.95%	(28.01)%	(.53)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.50%	1.42%	2.02%	2.69%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,101,302	$ 1,004,955	$ 830,024	$ 477,641	$ 517,888
Portfolio turnover rate	19%	33%	29%	36%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

G Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 10.79	$ 8.04	$ 11.82	$ 12.38
Income from Investment Operations
Net investment income (loss) C	.14	.13	.18	.24	.28
Net realized and unrealized gain (loss)	.13	1.16	2.82	(3.46)	(.36)
Total from investment operations	.27	1.29	3.00	(3.22)	(.08)
Distributions from net investment income	(.14)	(.13)	(.17)	(.23)	(.23)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.29)	(.23)	(.25) H	(.56) G	(.48) F
Net asset value, end of period	$ 11.83	$ 11.85	$ 10.79	$ 8.04	$ 11.82
Total Return A, B	2.44%	12.09%	37.53%	(28.13)%	(.89)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.25%	1.17%	1.77%	2.44%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,366	$ 236,106	$ 225,384	$ 162,439	$ 203,822
Portfolio turnover rate	19%	33%	29%	36%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

G Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.76	$ 8.02	$ 11.77	$ 12.33
Income from Investment Operations
Net investment income (loss) C	.09	.07	.13	.19	.21
Net realized and unrealized gain (loss)	.13	1.16	2.82	(3.44)	(.36)
Total from investment operations	.22	1.23	2.95	(3.25)	(.15)
Distributions from net investment income	(.07)	(.07)	(.12)	(.17)	(.17)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.23) I	(.17)	(.21) H	(.50) G	(.41) F
Net asset value, end of period	$ 11.81	$ 11.82	$ 10.76	$ 8.02	$ 11.77
Total Return A, B	1.95%	11.51%	36.85%	(28.47)%	(1.37)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%	.67%	1.27%	1.94%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,552	$ 32,762	$ 35,932	$ 27,727	$ 43,608
Portfolio turnover rate	19%	33%	29%	36%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.74	$ 8.00	$ 11.76	$ 12.32
Income from Investment Operations
Net investment income (loss) C	.09	.07	.13	.19	.21
Net realized and unrealized gain (loss)	.13	1.15	2.82	(3.45)	(.35)
Total from investment operations	.22	1.22	2.95	(3.26)	(.14)
Distributions from net investment income	(.09)	(.07)	(.13)	(.18)	(.18)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.24)	(.17)	(.21) H	(.50) G	(.42) F
Net asset value, end of period	$ 11.77	$ 11.79	$ 10.74	$ 8.00	$ 11.76
Total Return A, B	1.98%	11.49%	36.97%	(28.53)%	(1.34)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%	.67%	1.27%	1.94%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,220	$ 70,396	$ 64,801	$ 46,942	$ 65,543
Portfolio turnover rate	19%	33%	29%	36%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.87	$ 8.09	$ 11.91	$ 12.47
Income from Investment Operations
Net investment income (loss) B	.20	.19	.23	.29	.34
Net realized and unrealized gain (loss)	.14	1.17	2.85	(3.50)	(.36)
Total from investment operations	.34	1.36	3.08	(3.21)	(.02)
Distributions from net investment income	(.19)	(.19)	(.22)	(.29)	(.29)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.35) I	(.29)	(.30) H	(.61) G	(.54) F
Net asset value, end of period	$ 11.93	$ 11.94	$ 10.87	$ 8.09	$ 11.91
Total Return A	3.01%	12.67%	38.30%	(27.85)%	(.42)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75%	1.67%	2.27%	2.94%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,068	$ 238,655	$ 137,487	$ 77,998	$ 68,797
Portfolio turnover rate	19%	33%	29%	36%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

G Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.0	5.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.7	3.6
Fidelity Advisor Growth & Income Fund Institutional Class	5.2	5.1
Fidelity Advisor Large Cap Fund Institutional Class	5.1	5.0
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.8
Fidelity Series 100 Index Fund	4.5	4.4
Fidelity Series All-Sector Equity Fund	7.1	7.1
Fidelity Series Large Cap Value Fund	6.9	6.8
Fidelity Series Real Estate Equity Fund	0.3	0.0
Fidelity Series Small Cap Opportunities Fund	1.7	1.7
	36.3	35.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.6
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.6
Fidelity Series International Growth Fund	5.4	4.7
Fidelity Series International Small Cap Fund	1.1	1.0
Fidelity Series International Value Fund	5.2	4.4
	11.7	11.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.5	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.0	0.0
Fidelity Series High Income Fund	5.7	6.5
Fidelity Series Real Estate Income Fund	0.5	0.0
	7.8	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.1	7.3
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	4.2
Fidelity Series Investment Grade Bond Fund	21.2	21.4
	21.2	25.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.4	2.5
Fidelity Institutional Money Market Portfolio Institutional Class	3.0	2.6
	5.4	5.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.0%
Domestic Equity Funds	36.3%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	21.2%
Short-Term Funds	5.4%

Six months ago
Commodity Funds	5.1%
Domestic Equity Funds	35.5%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	7.3%
Investment Grade Bond Funds	25.6%
Short-Term Funds	5.1%

Expected
Commodity Funds	6.1%
Domestic Equity Funds	34.8%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	5.9%
Inflation-Protected Bond Funds	8.5%
Investment Grade Bond Funds	23.5%
Short-Term Funds	6.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 42.3%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund	18,912,260	$ 170,588,581
Domestic Equity Funds - 36.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,556,870	103,843,260
Fidelity Advisor Growth & Income Fund Institutional Class	7,547,048	147,695,730
Fidelity Advisor Large Cap Fund Institutional Class	6,877,141	145,520,299
Fidelity Advisor Small Cap Fund Institutional Class	1,974,151	49,788,101
Fidelity Series 100 Index Fund	12,748,009	126,842,693
Fidelity Series All-Sector Equity Fund	15,769,172	201,845,399
Fidelity Series Large Cap Value Fund	17,119,429	193,620,743
Fidelity Series Real Estate Equity Fund	667,075	7,878,161
Fidelity Series Small Cap Opportunities Fund	4,162,431	48,492,318
TOTAL DOMESTIC EQUITY FUNDS		1,025,526,704
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,044,497,732)		1,196,115,285
International Equity Funds - 15.2%

Developed International Equity Funds - 11.7%
Fidelity Series International Growth Fund	13,281,875	151,811,834
Fidelity Series International Small Cap Fund	2,561,798	30,741,577
Fidelity Series International Value Fund	16,929,781	148,474,179
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		331,027,590
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	5,950,245	98,119,547
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $413,967,398)		429,147,137
Bond Funds - 37.1%
	Shares	Value
High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund	1,612,105	$ 16,749,771
Fidelity Series Floating Rate High Income Fund	2,609,875	27,116,597
Fidelity Series High Income Fund	16,299,608	161,366,116
Fidelity Series Real Estate Income Fund	1,278,153	13,727,360
TOTAL HIGH YIELD BOND FUNDS		218,959,844
Inflation-Protected Bond Funds - 8.1%
Fidelity Series Inflation-Protected Bond Index Fund	20,324,137	228,849,786
Investment Grade Bond Funds - 21.2%
Fidelity Series Investment Grade Bond Fund	51,243,515	599,036,683
TOTAL BOND FUNDS (Cost $1,010,612,051)		1,046,846,313
Short-Term Funds - 5.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	7,350,180	68,283,171
Fidelity Institutional Money Market Portfolio Institutional Class	83,332,070	83,332,070
TOTAL SHORT-TERM FUNDS (Cost $150,853,595)		151,615,241
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,619,930,776)		2,823,723,976
NET OTHER ASSETS (LIABILITIES) - 0.0%		(657,257)
NET ASSETS - 100%		$ 2,823,066,719
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $2,619,930,776) - See accompanying schedule		$ 2,823,723,976
Receivable for investments sold		542,874
Receivable for fund shares sold		5,234,172
Total assets		2,829,501,022

Liabilities
Payable for investments purchased	$ 303,344
Payable for fund shares redeemed	5,490,819
Distribution and service plan fees payable	640,140
Total liabilities		6,434,303

Net Assets		$ 2,823,066,719
Net Assets consist of:
Paid in capital		$ 2,699,745,595
Undistributed net investment income		4,911,557
Accumulated undistributed net realized gain (loss) on investments		(85,383,633)
Net unrealized appreciation (depreciation) on investments		203,793,200
Net Assets		$ 2,823,066,719

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,740,499,981 ÷ 140,976,821 shares)		$ 12.35

Maximum offering price per share (100/94.25 of $12.35)		$ 13.10
Class T: Net Asset Value and redemption price per share ($386,415,812 ÷ 31,302,310 shares)		$ 12.34

Maximum offering price per share (100/96.50 of $12.34)		$ 12.79
Class B: Net Asset Value and offering price per share ($43,138,325 ÷ 3,501,203 shares)A		$ 12.32

Class C: Net Asset Value and offering price per share ($97,550,408 ÷ 7,949,545 shares)A		$ 12.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($555,462,193 ÷ 44,715,162 shares)		$ 12.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 45,719,694

Expenses
Distribution and service plan fees	$ 7,352,260
Independent trustees' compensation	8,897
Total expenses before reductions	7,361,157
Expense reductions	(8,897)	7,352,260
Net investment income (loss)		38,367,434
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	47,949,191
Capital gain distributions from underlying funds	67,759,641
Total net realized gain (loss)		115,708,832
Change in net unrealized appreciation (depreciation) on underlying funds		(89,788,111)
Net gain (loss)		25,920,721
Net increase (decrease) in net assets resulting from operations		$ 64,288,155

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,367,434	$ 30,112,187
Net realized gain (loss)	115,708,832	(7,308,580)
Change in net unrealized appreciation (depreciation)	(89,788,111)	268,865,527
Net increase (decrease) in net assets resulting from operations	64,288,155	291,669,134
Distributions to shareholders from net investment income	(36,847,353)	(30,543,734)
Distributions to shareholders from net realized gain	(37,208,864)	(21,278,399)
Total distributions	(74,056,217)	(51,822,133)
Share transactions - net increase (decrease)	322,693,501	164,153,585
Total increase (decrease) in net assets	312,925,439	404,000,586

Net Assets
Beginning of period	2,510,141,280	2,106,140,694
End of period (including undistributed net investment income of $4,911,557 and undistributed net investment income of $3,586,191, respectively)	$ 2,823,066,719	$ 2,510,141,280

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.21	$ 7.97	$ 12.73	$ 13.49
Income from Investment Operations
Net investment income (loss) C	.19	.16	.20	.25	.28
Net realized and unrealized gain (loss)	.06	1.36	3.32	(4.33)	(.49)
Total from investment operations	.25	1.52	3.52	(4.08)	(.21)
Distributions from net investment income	(.18)	(.17)	(.19)	(.25)	(.25)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.35) G	(.28)	(.28) F	(.68)	(.55)
Net asset value, end of period	$ 12.35	$ 12.45	$ 11.21	$ 7.97	$ 12.73
Total Return A, B	2.23%	13.73%	44.32%	(33.34)%	(1.83)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.55%	1.43%	1.92%	2.49%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,740,500	$ 1,557,402	$ 1,238,015	$ 677,210	$ 811,992
Portfolio turnover rate	18%	39%	26%	31%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.20	$ 7.96	$ 12.72	$ 13.47
Income from Investment Operations
Net investment income (loss) C	.16	.13	.17	.23	.25
Net realized and unrealized gain (loss)	.05	1.37	3.32	(4.34)	(.49)
Total from investment operations	.21	1.50	3.49	(4.11)	(.24)
Distributions from net investment income	(.15)	(.13)	(.16)	(.22)	(.21)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.32) H	(.25) G	(.25) F	(.65)	(.51)
Net asset value, end of period	$ 12.34	$ 12.45	$ 11.20	$ 7.96	$ 12.72
Total Return A, B	1.86%	13.50%	44.02%	(33.56)%	(2.02)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.30%	1.18%	1.67%	2.24%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 386,416	$ 424,707	$ 488,097	$ 343,919	$ 458,465
Portfolio turnover rate	18%	39%	26%	31%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 11.17	$ 7.94	$ 12.66	$ 13.41
Income from Investment Operations
Net investment income (loss) C	.10	.08	.12	.18	.18
Net realized and unrealized gain (loss)	.06	1.35	3.31	(4.31)	(.48)
Total from investment operations	.16	1.43	3.43	(4.13)	(.30)
Distributions from net investment income	(.08)	(.08)	(.12)	(.16)	(.15)
Distributions from net realized gain	(.17)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.25)	(.19)	(.20) F	(.59)	(.45)
Net asset value, end of period	$ 12.32	$ 12.41	$ 11.17	$ 7.94	$ 12.66
Total Return A, B	1.39%	12.87%	43.34%	(33.87)%	(2.51)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.80%	.68%	1.17%	1.74%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,138	$ 61,856	$ 71,888	$ 52,871	$ 89,049
Portfolio turnover rate	18%	39%	26%	31%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 11.14	$ 7.92	$ 12.64	$ 13.40
Income from Investment Operations
Net investment income (loss) C	.10	.08	.12	.18	.18
Net realized and unrealized gain (loss)	.06	1.34	3.31	(4.31)	(.49)
Total from investment operations	.16	1.42	3.43	(4.13)	(.31)
Distributions from net investment income	(.09)	(.08)	(.12)	(.16)	(.15)
Distributions from net realized gain	(.17)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.26)	(.19)	(.21) F	(.59)	(.45)
Net asset value, end of period	$ 12.27	$ 12.37	$ 11.14	$ 7.92	$ 12.64
Total Return A, B	1.43%	12.89%	43.38%	(33.90)%	(2.56)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.80%	.68%	1.17%	1.74%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,550	$ 101,019	$ 93,237	$ 62,702	$ 95,224
Portfolio turnover rate	18%	39%	26%	31%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.27	$ 8.01	$ 12.79	$ 13.55
Income from Investment Operations
Net investment income (loss) B	.22	.19	.22	.28	.32
Net realized and unrealized gain (loss)	.05	1.38	3.34	(4.35)	(.50)
Total from investment operations	.27	1.57	3.56	(4.07)	(.18)
Distributions from net investment income	(.21)	(.20)	(.21)	(.28)	(.28)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.38) G	(.31)	(.30) F	(.71)	(.58)
Net asset value, end of period	$ 12.42	$ 12.53	$ 11.27	$ 8.01	$ 12.79
Total Return A	2.39%	14.09%	44.65%	(33.16)%	(1.62)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%	1.68%	2.17%	2.74%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 555,462	$ 365,157	$ 214,905	$ 105,660	$ 87,568
Portfolio turnover rate	18%	39%	26%	31%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.3	6.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.4	4.2
Fidelity Advisor Growth & Income Fund Institutional Class	6.2	6.0
Fidelity Advisor Large Cap Fund Institutional Class	6.1	5.9
Fidelity Advisor Small Cap Fund Institutional Class	2.1	2.1
Fidelity Series 100 Index Fund	5.3	5.3
Fidelity Series All-Sector Equity Fund	8.5	8.5
Fidelity Series Large Cap Value Fund	8.2	8.1
Fidelity Series Real Estate Equity Fund	0.3	0.0
Fidelity Series Small Cap Opportunities Fund	2.0	2.0
	43.1	42.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.7
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.7
Fidelity Series International Growth Fund	6.4	5.6
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.3	5.2
	14.0	13.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.0
Fidelity Series High Income Fund	7.0	7.4
Fidelity Series Real Estate Income Fund	0.4	0.0
	8.7	8.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.1	4.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	3.5
Fidelity Series Investment Grade Bond Fund	17.3	18.5
	17.3	22.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.1	0.1
Fidelity Institutional Money Market Portfolio Institutional Class	0.2	0.1
	0.3	0.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.3%
Domestic Equity Funds	43.1%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.7%
Inflation-Protected Bond Funds	5.1%
Investment Grade Bond Funds	17.3%
Short-Term Funds	0.3%

Six months ago
Commodity Funds	6.4%
Domestic Equity Funds	42.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	4.2%
Investment Grade Bond Funds	22.0%
Short-Term Funds	0.2%

Expected
Commodity Funds	7.4%
Domestic Equity Funds	42.2%
Developed International Equity Funds	13.9%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	5.5%
Investment Grade Bond Funds	18.8%
Short-Term Funds	0.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 50.4%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund	19,022,190	$ 171,580,152
Domestic Equity Funds - 43.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,546,499	103,151,462
Fidelity Advisor Growth & Income Fund Institutional Class	7,496,862	146,713,598
Fidelity Advisor Large Cap Fund Institutional Class	6,831,444	144,553,350
Fidelity Advisor Small Cap Fund Institutional Class	1,960,988	49,456,124
Fidelity Series 100 Index Fund	12,663,129	125,998,133
Fidelity Series All-Sector Equity Fund	15,695,639	200,904,178
Fidelity Series Large Cap Value Fund	17,041,254	192,736,587
Fidelity Series Real Estate Equity Fund	662,893	7,828,769
Fidelity Series Small Cap Opportunities Fund	4,134,780	48,170,185
TOTAL DOMESTIC EQUITY FUNDS		1,019,512,386
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,044,887,526)		1,191,092,538
International Equity Funds - 18.2%

Developed International Equity Funds - 14.0%
Fidelity Series International Growth Fund	13,309,288	152,125,162
Fidelity Series International Small Cap Fund	2,567,106	30,805,273
Fidelity Series International Value Fund	16,964,434	148,778,086
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		331,708,521
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	5,962,507	98,321,739
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $414,984,598)		430,030,260
Bond Funds - 31.1%
	Shares	Value
High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund	1,377,861	$ 14,315,978
Fidelity Series Floating Rate High Income Fund	1,728,269	17,956,714
Fidelity Series High Income Fund	16,618,563	164,523,776
Fidelity Series Real Estate Income Fund	845,305	9,078,581
TOTAL HIGH YIELD BOND FUNDS		205,875,049
Inflation-Protected Bond Funds - 5.1%
Fidelity Series Inflation-Protected Bond Index Fund	10,646,992	119,885,126
Investment Grade Bond Funds - 17.3%
Fidelity Series Investment Grade Bond Fund	34,934,946	408,389,517
TOTAL BOND FUNDS (Cost $711,717,254)		734,149,692
Short-Term Funds - 0.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	397,236	3,690,325
Fidelity Institutional Money Market Portfolio Institutional Class	4,502,947	4,502,947
TOTAL SHORT-TERM FUNDS (Cost $8,182,415)		8,193,272
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,179,771,793)		2,363,465,762
NET OTHER ASSETS (LIABILITIES) - 0.0%		(506,668)
NET ASSETS - 100%		$ 2,362,959,094
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $2,179,771,793) - See accompanying schedule		$ 2,363,465,762
Cash		8
Receivable for investments sold		866,523
Receivable for fund shares sold		4,685,097
Total assets		2,369,017,390

Liabilities
Payable for investments purchased	$ 23,146
Payable for fund shares redeemed	5,528,411
Distribution and service plan fees payable	506,739
Total liabilities		6,058,296

Net Assets		$ 2,362,959,094
Net Assets consist of:
Paid in capital		$ 2,235,845,129
Undistributed net investment income		3,650,108
Accumulated undistributed net realized gain (loss) on investments		(60,230,112)
Net unrealized appreciation (depreciation) on investments		183,693,969
Net Assets		$ 2,362,959,094

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,539,333,173 ÷ 129,280,617 shares)		$ 11.91

Maximum offering price per share (100/94.25 of $11.91)		$ 12.64
Class T: Net Asset Value and redemption price per share ($257,593,581 ÷ 21,588,079 shares)		$ 11.93

Maximum offering price per share (100/96.50 of $11.93)		$ 12.36
Class B: Net Asset Value and offering price per share ($29,202,418 ÷ 2,465,432 shares)A		$ 11.84

Class C: Net Asset Value and offering price per share ($66,125,554 ÷ 5,603,545 shares)A		$ 11.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($470,704,368 ÷ 39,267,805 shares)		$ 11.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 36,774,870

Expenses
Distribution and service plan fees	$ 5,515,451
Independent trustees' compensation	7,051
Total expenses before reductions	5,522,502
Expense reductions	(7,051)	5,515,451
Net investment income (loss)		31,259,419
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,909,072
Capital gain distributions from underlying funds	59,408,409
Total net realized gain (loss)		69,317,481
Change in net unrealized appreciation (depreciation) on underlying funds		(49,933,046)
Net gain (loss)		19,384,435
Net increase (decrease) in net assets resulting from operations		$ 50,643,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,259,419	$ 22,209,173
Net realized gain (loss)	69,317,481	456,298
Change in net unrealized appreciation (depreciation)	(49,933,046)	215,413,028
Net increase (decrease) in net assets resulting from operations	50,643,854	238,078,499
Distributions to shareholders from net investment income	(29,784,172)	(22,138,802)
Distributions to shareholders from net realized gain	(32,097,999)	(15,443,713)
Total distributions	(61,882,171)	(37,582,515)
Share transactions - net increase (decrease)	440,882,254	270,608,455
Total increase (decrease) in net assets	429,643,937	471,104,439

Net Assets
Beginning of period	1,933,315,157	1,462,210,718
End of period (including undistributed net investment income of $3,650,108 and undistributed net investment income of $2,482,027, respectively)	$ 2,362,959,094	$ 1,933,315,157

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 10.76	$ 7.51	$ 12.26	$ 13.01
Income from Investment Operations
Net investment income (loss) C	.18	.16	.18	.23	.26
Net realized and unrealized gain (loss)	(.01) E	1.43	3.32	(4.36)	(.50)
Total from investment operations	.17	1.59	3.50	(4.13)	(.24)
Distributions from net investment income	(.17)	(.16)	(.17)	(.22)	(.22)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.35)	(.26) H	(.25) G	(.62)	(.51)
Net asset value, end of period	$ 11.91	$ 12.09	$ 10.76	$ 7.51	$ 12.26
Total Return A,B	1.61%	14.97%	46.86%	(34.98)%	(2.14)%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.56%	1.42%	1.82%	2.41%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,539,333	$ 1,290,255	$ 999,687	$ 512,482	$ 558,890
Portfolio turnover rate	14%	34%	19%	29%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 10.78	$ 7.52	$ 12.28	$ 13.03
Income from Investment Operations
Net investment income (loss) C	.15	.13	.15	.21	.23
Net realized and unrealized gain (loss)	(.01) E	1.43	3.34	(4.37)	(.51)
Total from investment operations	.14	1.56	3.49	(4.16)	(.28)
Distributions from net investment income	(.14)	(.13)	(.15)	(.20)	(.18)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.32)	(.23) H	(.23) G	(.60)	(.47)
Net asset value, end of period	$ 11.93	$ 12.11	$ 10.78	$ 7.52	$ 12.28
Total Return A,B	1.33%	14.67%	46.60%	(35.20)%	(2.40)%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.31%	1.17%	1.57%	2.16%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,594	$ 258,166	$ 230,003	$ 139,330	$ 173,946
Portfolio turnover rate	14%	34%	19%	29%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.70	$ 7.47	$ 12.17	$ 12.93
Income from Investment Operations
Net investment income (loss) C	.09	.07	.10	.16	.16
Net realized and unrealized gain (loss)	(.01) E	1.42	3.32	(4.32)	(.51)
Total from investment operations	.08	1.49	3.42	(4.16)	(.35)
Distributions from net investment income	(.08)	(.07)	(.10)	(.14)	(.12)
Distributions from net realized gain	(.17)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.25)	(.18)	(.19) G	(.54)	(.41)
Net asset value, end of period	$ 11.84	$ 12.01	$ 10.70	$ 7.47	$ 12.17
Total Return A,B	.82%	14.02%	45.83%	(35.45)%	(2.95)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.67%	1.07%	1.66%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,202	$ 38,946	$ 38,816	$ 27,207	$ 43,016
Portfolio turnover rate	14%	34%	19%	29%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 10.68	$ 7.46	$ 12.16	$ 12.92
Income from Investment Operations
Net investment income (loss) C	.09	.07	.10	.16	.16
Net realized and unrealized gain (loss)	(.01) E	1.41	3.31	(4.32)	(.50)
Total from investment operations	.08	1.48	3.41	(4.16)	(.34)
Distributions from net investment income	(.09)	(.08)	(.11)	(.14)	(.13)
Distributions from net realized gain	(.17)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.26)	(.18) H	(.19) G	(.54)	(.42)
Net asset value, end of period	$ 11.80	$ 11.98	$ 10.68	$ 7.46	$ 12.16
Total Return A,B	.86%	14.01%	45.83%	(35.44)%	(2.91)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.67%	1.07%	1.66%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,126	$ 61,640	$ 52,756	$ 31,735	$ 40,426
Portfolio turnover rate	14%	34%	19%	29%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 10.83	$ 7.55	$ 12.33	$ 13.08
Income from Investment Operations
Net investment income (loss) B	.21	.19	.20	.26	.29
Net realized and unrealized gain (loss)	(.02) E	1.44	3.35	(4.39)	(.50)
Total from investment operations	.19	1.63	3.55	(4.13)	(.21)
Distributions from net investment income	(.20)	(.18)	(.19)	(.25)	(.25)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.37) G	(.29)	(.27) H	(.65)	(.54)
Net asset value, end of period	$ 11.99	$ 12.17	$ 10.83	$ 7.55	$ 12.33
Total Return A	1.84%	15.23%	47.31%	(34.83)%	(1.93)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.81%	1.67%	2.07%	2.66%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 470,704	$ 284,309	$ 140,948	$ 69,731	$ 52,762
Portfolio turnover rate	14%	34%	19%	29%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.5	6.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.6	4.5
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.4
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.2
Fidelity Advisor Small Cap Fund Institutional Class	2.2	2.2
Fidelity Series 100 Index Fund	5.6	5.6
Fidelity Series All-Sector Equity Fund	8.9	9.0
Fidelity Series Large Cap Value Fund	8.6	8.5
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	2.1	2.1
	45.3	44.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.8
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.7
Fidelity Series International Growth Fund	6.7	5.9
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.6	5.6
	14.6	14.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.4	3.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.8	0.0
Fidelity Series High Income Fund	7.0	7.4
Fidelity Series Real Estate Income Fund	0.4	0.0
	8.8	8.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	1.9	0.6
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	3.4
Fidelity Series Investment Grade Bond Fund	17.5	18.6
	17.5	22.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.5%
Domestic Equity Funds	45.3%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	1.9%
Investment Grade Bond Funds	17.5%

Six months ago
Commodity Funds	6.9%
Domestic Equity Funds	44.5%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	0.6%
Investment Grade Bond Funds	22.0%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	44.1%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.4%
Investment Grade Bond Funds	19.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 52.8%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund	20,414,804	$ 184,141,533
Domestic Equity Funds - 45.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,683,468	112,287,286
Fidelity Advisor Growth & Income Fund Institutional Class	8,160,757	159,706,015
Fidelity Advisor Large Cap Fund Institutional Class	7,436,425	157,354,758
Fidelity Advisor Small Cap Fund Institutional Class	2,134,698	53,837,087
Fidelity Series 100 Index Fund	13,784,557	137,156,344
Fidelity Series All-Sector Equity Fund	17,078,109	218,599,799
Fidelity Series Large Cap Value Fund	18,542,041	209,710,478
Fidelity Series Real Estate Equity Fund	721,275	8,518,258
Fidelity Series Small Cap Opportunities Fund	4,501,032	52,437,023
TOTAL DOMESTIC EQUITY FUNDS		1,109,607,048
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,139,229,436)		1,293,748,581
International Equity Funds - 19.0%

Developed International Equity Funds - 14.6%
Fidelity Series International Growth Fund	14,366,799	164,212,508
Fidelity Series International Small Cap Fund	2,771,056	33,252,671
Fidelity Series International Value Fund	18,312,607	160,601,568
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		358,066,747

	Shares	Value
Emerging Markets Equity Funds - 4.4%
Fidelity Series Emerging Markets Fund	6,436,371	$ 106,135,763
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $447,566,318)		464,202,510
Bond Funds - 28.2%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund	1,513,441	15,724,647
Fidelity Series Floating Rate High Income Fund	1,818,227	18,891,381
Fidelity Series High Income Fund	17,327,376	171,541,024
Fidelity Series Real Estate Income Fund	886,744	9,523,632
TOTAL HIGH YIELD BOND FUNDS		215,680,684
Inflation-Protected Bond Funds - 1.9%
Fidelity Series Inflation-Protected Bond Index Fund	4,251,814	47,875,430
Investment Grade Bond Funds - 17.5%
Fidelity Series Investment Grade Bond Fund	36,593,886	427,782,525
TOTAL BOND FUNDS (Cost $678,377,345)		691,338,639
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,265,173,099)		2,449,289,730
NET OTHER ASSETS (LIABILITIES) - 0.0%		(553,309)
NET ASSETS - 100%		$ 2,448,736,421
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $2,265,173,099) - See accompanying schedule		$ 2,449,289,730
Cash		3
Receivable for investments sold		90,403
Receivable for fund shares sold		5,008,082
Total assets		2,454,388,218

Liabilities
Payable for investments purchased	$ 265,823
Payable for fund shares redeemed	4,849,624
Distribution and service plan fees payable	536,350
Total liabilities		5,651,797

Net Assets		$ 2,448,736,421
Net Assets consist of:
Paid in capital		$ 2,344,488,522
Undistributed net investment income		3,648,204
Accumulated undistributed net realized gain (loss) on investments		(83,516,936)
Net unrealized appreciation (depreciation) on investments		184,116,631
Net Assets		$ 2,448,736,421

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,506,826,503 ÷ 120,749,988 shares)		$ 12.48

Maximum offering price per share (100/94.25 of $12.48)		$ 13.24
Class T: Net Asset Value and redemption price per share ($335,406,852 ÷ 26,951,516 shares)		$ 12.44

Maximum offering price per share (100/96.50 of $12.44)		$ 12.89
Class B: Net Asset Value and offering price per share ($34,324,013 ÷ 2,765,768 shares)A		$ 12.41

Class C: Net Asset Value and offering price per share ($66,417,735 ÷ 5,370,997 shares)A		$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($505,761,318 ÷ 40,346,095 shares)		$ 12.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 39,366,282

Expenses
Distribution and service plan fees	$ 6,015,691
Independent trustees' compensation	7,544
Total expenses before reductions	6,023,235
Expense reductions	(7,544)	6,015,691
Net investment income (loss)		33,350,591
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	41,058,787
Capital gain distributions from underlying funds	63,970,064
Total net realized gain (loss)		105,028,851
Change in net unrealized appreciation (depreciation) on underlying funds		(97,033,979)
Net gain (loss)		7,994,872
Net increase (decrease) in net assets resulting from operations		$ 41,345,463

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,350,591	$ 24,007,195
Net realized gain (loss)	105,028,851	(17,667,391)
Change in net unrealized appreciation (depreciation)	(97,033,979)	263,557,971
Net increase (decrease) in net assets resulting from operations	41,345,463	269,897,775
Distributions to shareholders from net investment income	(31,808,537)	(23,893,943)
Distributions to shareholders from net realized gain	(34,249,192)	(17,498,965)
Total distributions	(66,057,729)	(41,392,908)
Share transactions - net increase (decrease)	347,268,422	191,320,603
Total increase (decrease) in net assets	322,556,156	419,825,470

Net Assets
Beginning of period	2,126,180,265	1,706,354,795
End of period (including undistributed net investment income of $3,648,204 and undistributed net investment income of $2,499,240, respectively)	$ 2,448,736,421	$ 2,126,180,265

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.29	$ 7.69	$ 13.29	$ 14.27
Income from Investment Operations
Net investment income (loss) C	.19	.16	.16	.21	.22
Net realized and unrealized gain (loss)	(.06) E	1.54	3.68	(5.10)	(.63)
Total from investment operations	.13	1.70	3.84	(4.89)	(.41)
Distributions from net investment income	(.18)	(.16)	(.15)	(.21)	(.19)
Distributions from net realized gain	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.37)	(.27)	(.24) G	(.71)	(.57)
Net asset value, end of period	$ 12.48	$ 12.72	$ 11.29	$ 7.69	$ 13.29
Total Return A,B	1.25%	15.27%	50.17%	(38.49)%	(3.22)%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.57%	1.38%	1.61%	2.08%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,506,827	$ 1,340,583	$ 1,030,972	$ 527,042	$ 626,641
Portfolio turnover rate	16%	38%	20%	22%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.25	$ 7.67	$ 13.25	$ 14.23
Income from Investment Operations
Net investment income (loss) C	.16	.13	.14	.19	.19
Net realized and unrealized gain (loss)	(.06) E	1.54	3.66	(5.09)	(.64)
Total from investment operations	.10	1.67	3.80	(4.90)	(.45)
Distributions from net investment income	(.15)	(.13)	(.13)	(.18)	(.15)
Distributions from net realized gain	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.34)	(.24)	(.22) G	(.68)	(.53)
Net asset value, end of period	$ 12.44	$ 12.68	$ 11.25	$ 7.67	$ 13.25
Total Return A,B	.98%	14.98%	49.72%	(38.62)%	(3.49)%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.32%	1.12%	1.36%	1.83%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,407	$ 348,443	$ 382,092	$ 236,333	$ 297,618
Portfolio turnover rate	16%	38%	20%	22%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.21	$ 7.64	$ 13.17	$ 14.15
Income from Investment Operations
Net investment income (loss) C	.10	.07	.09	.14	.11
Net realized and unrealized gain (loss)	(.06) E	1.53	3.65	(5.06)	(.63)
Total from investment operations	.04	1.60	3.74	(4.92)	(.52)
Distributions from net investment income	(.08)	(.07)	(.08)	(.11)	(.09)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.50)	(.37)
Total distributions	(.26)	(.18)	(.17) G	(.61)	(.46)
Net asset value, end of period	$ 12.41	$ 12.63	$ 11.21	$ 7.64	$ 13.17
Total Return A,B	.52%	14.38%	49.07%	(38.94)%	(3.96)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.82%	.62%	.86%	1.33%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,324	$ 47,275	$ 51,360	$ 35,701	$ 60,367
Portfolio turnover rate	16%	38%	20%	22%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 11.19	$ 7.63	$ 13.17	$ 14.15
Income from Investment Operations
Net investment income (loss) C	.10	.07	.09	.14	.11
Net realized and unrealized gain (loss)	(.05) E	1.53	3.65	(5.06)	(.63)
Total from investment operations	.05	1.60	3.74	(4.92)	(.52)
Distributions from net investment income	(.09)	(.08)	(.08)	(.12)	(.09)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.50)	(.37)
Total distributions	(.28) H	(.19)	(.18) G	(.62)	(.46)
Net asset value, end of period	$ 12.37	$ 12.60	$ 11.19	$ 7.63	$ 13.17
Total Return A,B	.55%	14.38%	49.06%	(38.96)%	(3.95)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.82%	.63%	.86%	1.33%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,418	$ 68,349	$ 63,700	$ 40,294	$ 58,768
Portfolio turnover rate	16%	38%	20%	22%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 11.33	$ 7.72	$ 13.34	$ 14.32
Income from Investment Operations
Net investment income (loss) B	.22	.19	.19	.23	.26
Net realized and unrealized gain (loss)	(.05) E	1.55	3.69	(5.11)	(.64)
Total from investment operations	.17	1.74	3.88	(4.88)	(.38)
Distributions from net investment income	(.21)	(.19)	(.17)	(.24)	(.22)
Distributions from net realized gain	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.40)	(.30)	(.27) G	(.74)	(.60)
Net asset value, end of period	$ 12.54	$ 12.77	$ 11.33	$ 7.72	$ 13.34
Total Return A	1.57%	15.56%	50.42%	(38.31)%	(3.01)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.82%	1.62%	1.86%	2.33%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 505,761	$ 321,529	$ 178,232	$ 82,534	$ 69,011
Portfolio turnover rate	16%	38%	20%	22%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.6	8.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.2	5.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.5	7.4
Fidelity Advisor Large Cap Fund Institutional Class	7.4	7.1
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.5
Fidelity Series 100 Index Fund	6.4	6.4
Fidelity Series All-Sector Equity Fund	10.2	10.3
Fidelity Series Large Cap Value Fund	9.8	9.8
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	2.5	2.4
	51.9	51.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.9
Fidelity Series International Growth Fund	7.7	6.8
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	7.5	6.4
	16.8	16.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.4	0.0
Fidelity Series High Income Fund	6.9	7.5
Fidelity Series Real Estate Income Fund	0.2	0.0
	8.2	8.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	1.8
Fidelity Series Investment Grade Bond Fund	9.5	9.9
	9.5	11.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.6%
Domestic Equity Funds	51.9%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	9.5%

Six months ago
Commodity Funds	8.3%
Domestic Equity Funds	51.1%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	11.7%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	50.9%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund	15,801,874	$ 142,532,906
Domestic Equity Funds - 51.9%
Fidelity Advisor Equity Growth Fund Institutional Class	1,293,724	86,291,368
Fidelity Advisor Growth & Income Fund Institutional Class	6,271,304	122,729,414
Fidelity Advisor Large Cap Fund Institutional Class	5,714,883	120,926,914
Fidelity Advisor Small Cap Fund Institutional Class	1,640,657	41,377,358
Fidelity Series 100 Index Fund	10,592,904	105,399,398
Fidelity Series All-Sector Equity Fund	13,144,042	168,243,744
Fidelity Series Large Cap Value Fund	14,273,308	161,431,116
Fidelity Series Real Estate Equity Fund	553,106	6,532,177
Fidelity Series Small Cap Opportunities Fund	3,459,594	40,304,264
TOTAL DOMESTIC EQUITY FUNDS		853,235,753
TOTAL DOMESTIC EQUITY FUNDS (Cost $884,246,770)		995,768,659
International Equity Funds - 21.8%

Developed International Equity Funds - 16.8%
Fidelity Series International Growth Fund	11,111,182	127,000,805
Fidelity Series International Small Cap Fund	2,142,939	25,715,272
Fidelity Series International Value Fund	14,163,279	124,211,960
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		276,928,037

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund	4,976,584	$ 82,063,876
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $347,583,814)		358,991,913
Bond Funds - 17.7%

High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund	1,033,370	10,736,716
Fidelity Series Floating Rate High Income Fund	644,006	6,691,224
Fidelity Series High Income Fund	11,471,015	113,563,049
Fidelity Series Real Estate Income Fund	315,154	3,384,754
TOTAL HIGH YIELD BOND FUNDS		134,375,743
Investment Grade Bond Funds - 9.5%
Fidelity Series Investment Grade Bond Fund	13,374,981	156,353,525
TOTAL BOND FUNDS (Cost $285,576,520)		290,729,268
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,517,407,104)		1,645,489,840
NET OTHER ASSETS (LIABILITIES) - 0.0%		(337,996)
NET ASSETS - 100%		$ 1,645,151,844
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $1,517,407,104) - See accompanying schedule		$ 1,645,489,840
Cash		9
Receivable for investments sold		187,816
Receivable for fund shares sold		7,246,324
Total assets		1,652,923,989

Liabilities
Payable for investments purchased	$ 47,776
Payable for fund shares redeemed	7,386,405
Distribution and service plan fees payable	337,964
Total liabilities		7,772,145

Net Assets		$ 1,645,151,844
Net Assets consist of:
Paid in capital		$ 1,554,264,785
Undistributed net investment income		1,600,697
Accumulated undistributed net realized gain (loss) on investments		(38,796,374)
Net unrealized appreciation (depreciation) on investments		128,082,736
Net Assets		$ 1,645,151,844

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,057,102,398 ÷ 89,597,100 shares)		$ 11.80

Maximum offering price per share (100/94.25 of $11.80)		$ 12.52
Class T: Net Asset Value and redemption price per share ($166,842,697 ÷ 14,205,931 shares)		$ 11.74

Maximum offering price per share (100/96.50 of $11.74)		$ 12.17
Class B: Net Asset Value and offering price per share ($22,013,092 ÷ 1,886,953 shares)A		$ 11.67

Class C: Net Asset Value and offering price per share ($38,613,986 ÷ 3,315,026 shares)A		$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($360,579,671 ÷ 30,415,177 shares)		$ 11.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 23,038,684

Expenses
Distribution and service plan fees	$ 3,680,147
Independent trustees' compensation	4,881
Total expenses before reductions	3,685,028
Expense reductions	(4,881)	3,680,147
Net investment income (loss)		19,358,537
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,394,981
Capital gain distributions from underlying funds	44,594,066
Total net realized gain (loss)		51,989,047
Change in net unrealized appreciation (depreciation) on underlying funds		(49,807,030)
Net gain (loss)		2,182,017
Net increase (decrease) in net assets resulting from operations		$ 21,540,554

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,358,537	$ 13,411,605
Net realized gain (loss)	51,989,047	(1,815,775)
Change in net unrealized appreciation (depreciation)	(49,807,030)	167,217,095
Net increase (decrease) in net assets resulting from operations	21,540,554	178,812,925
Distributions to shareholders from net investment income	(18,511,496)	(13,257,727)
Distributions to shareholders from net realized gain	(23,728,615)	(10,450,172)
Total distributions	(42,240,111)	(23,707,899)
Share transactions - net increase (decrease)	306,672,323	235,486,573
Total increase (decrease) in net assets	285,972,766	390,591,599

Net Assets
Beginning of period	1,359,179,078	968,587,479
End of period (including undistributed net investment income of $1,600,697 and undistributed net investment income of $1,027,531, respectively)	$ 1,645,151,844	$ 1,359,179,078

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 10.65	$ 7.18	$ 12.53	$ 13.44
Income from Investment Operations
Net investment income (loss) C	.16	.14	.14	.20	.20
Net realized and unrealized gain (loss)	(.13) E	1.56	3.55	(4.92)	(.60)
Total from investment operations	.03	1.70	3.69	(4.72)	(.40)
Distributions from net investment income	(.15)	(.13)	(.14)	(.18)	(.17)
Distributions from net realized gain	(.19)	(.11)	(.08)	(.45)	(.34)
Total distributions	(.34)	(.24)	(.22)	(.63) G	(.51)
Net asset value, end of period	$ 11.80	$ 12.11	$ 10.65	$ 7.18	$ 12.53
Total Return A, B	.47%	16.13%	51.59%	(39.29)%	(3.34)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.39%	1.26%	1.51%	2.04%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,057,102	$ 906,896	$ 669,450	$ 314,996	$ 336,805
Portfolio turnover rate	13%	30%	16%	21%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 10.60	$ 7.15	$ 12.47	$ 13.38
Income from Investment Operations
Net investment income (loss) C	.13	.11	.12	.17	.17
Net realized and unrealized gain (loss)	(.13) E	1.55	3.53	(4.89)	(.62)
Total from investment operations	-	1.66	3.65	(4.72)	(.45)
Distributions from net investment income	(.12)	(.11)	(.12)	(.16)	(.13)
Distributions from net realized gain	(.19)	(.11)	(.08)	(.45)	(.33)
Total distributions	(.31)	(.21) H	(.20)	(.60) G	(.46)
Net asset value, end of period	$ 11.74	$ 12.05	$ 10.60	$ 7.15	$ 12.47
Total Return A, B	.19%	15.84%	51.17%	(39.42)%	(3.66)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.14%	1.01%	1.26%	1.79%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,843	$ 169,442	$ 143,106	$ 81,463	$ 99,531
Portfolio turnover rate	13%	30%	16%	21%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.52	$ 7.10	$ 12.38	$ 13.29
Income from Investment Operations
Net investment income (loss) C	.07	.05	.07	.13	.10
Net realized and unrealized gain (loss)	(.12) E	1.55	3.50	(4.86)	(.61)
Total from investment operations	(.05)	1.60	3.57	(4.73)	(.51)
Distributions from net investment income	(.07)	(.06)	(.07)	(.10)	(.08)
Distributions from net realized gain	(.17)	(.10)	(.08)	(.45)	(.32)
Total distributions	(.24)	(.16)	(.15)	(.55) G	(.40)
Net asset value, end of period	$ 11.67	$ 11.96	$ 10.52	$ 7.10	$ 12.38
Total Return A, B	(.23)%	15.28%	50.43%	(39.76)%	(4.10)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.51%	.76%	1.30%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,013	$ 28,360	$ 27,408	$ 17,892	$ 27,854
Portfolio turnover rate	13%	30%	16%	21%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.52	$ 7.11	$ 12.39	$ 13.30
Income from Investment Operations
Net investment income (loss) C	.07	.06	.07	.12	.10
Net realized and unrealized gain (loss)	(.13) E	1.54	3.50	(4.85)	(.61)
Total from investment operations	(.06)	1.60	3.57	(4.73)	(.51)
Distributions from net investment income	(.08)	(.06)	(.08)	(.11)	(.08)
Distributions from net realized gain	(.18)	(.10)	(.08)	(.45)	(.32)
Total distributions	(.25) H	(.16)	(.16)	(.55) G	(.40)
Net asset value, end of period	$ 11.65	$ 11.96	$ 10.52	$ 7.11	$ 12.39
Total Return A, B	(.29)%	15.33%	50.28%	(39.70)%	(4.10)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.51%	.76%	1.29%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,614	$ 36,389	$ 30,994	$ 17,821	$ 23,168
Portfolio turnover rate	13%	30%	16%	21%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 10.69	$ 7.21	$ 12.57	$ 13.49
Income from Investment Operations
Net investment income (loss) B	.19	.17	.17	.22	.24
Net realized and unrealized gain (loss)	(.14) E	1.57	3.55	(4.93)	(.62)
Total from investment operations	.05	1.74	3.72	(4.71)	(.38)
Distributions from net investment income	(.17)	(.16)	(.16)	(.21)	(.20)
Distributions from net realized gain	(.19)	(.11)	(.08)	(.45)	(.34)
Total distributions	(.36)	(.26) H	(.24)	(.65) G	(.54)
Net asset value, end of period	$ 11.86	$ 12.17	$ 10.69	$ 7.21	$ 12.57
Total Return A	.71%	16.51%	51.81%	(39.08)%	(3.19)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.64%	1.51%	1.76%	2.29%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,580	$ 218,092	$ 97,629	$ 43,667	$ 34,162
Portfolio turnover rate	13%	30%	16%	21%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.7	8.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.3	5.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.6	7.5
Fidelity Advisor Large Cap Fund Institutional Class	7.4	7.2
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.5
Fidelity Series 100 Index Fund	6.5	6.5
Fidelity Series All-Sector Equity Fund	10.3	10.5
Fidelity Series Large Cap Value Fund	9.9	9.9
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	2.5	2.4
	52.4	51.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.9
Fidelity Series International Growth Fund	7.7	6.8
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	7.6	6.5
	16.9	16.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.8
Fidelity Series Floating Rate High Income Fund	0.3	0.0
Fidelity Series High Income Fund	7.3	8.4
Fidelity Series Real Estate Income Fund	0.2	0.0
	8.5	9.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	1.5
Fidelity Series Investment Grade Bond Fund	8.5	8.3
	8.5	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.7%
Domestic Equity Funds	52.4%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	8.5%

Six months ago
Commodity Funds	8.5%
Domestic Equity Funds	51.7%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.2%
Investment Grade Bond Funds	9.8%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.5%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	9.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 61.1%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund	16,080,188	$ 145,043,295
Domestic Equity Funds - 52.4%
Fidelity Advisor Equity Growth Fund Institutional Class	1,329,842	88,700,442
Fidelity Advisor Growth & Income Fund Institutional Class	6,446,414	126,156,312
Fidelity Advisor Large Cap Fund Institutional Class	5,874,398	124,302,261
Fidelity Advisor Small Cap Fund Institutional Class	1,686,410	42,531,266
Fidelity Series 100 Index Fund	10,888,721	108,342,771
Fidelity Series All-Sector Equity Fund	13,486,928	172,632,678
Fidelity Series Large Cap Value Fund	14,643,976	165,623,368
Fidelity Series Real Estate Equity Fund	568,900	6,718,714
Fidelity Series Small Cap Opportunities Fund	3,555,997	41,427,362
TOTAL DOMESTIC EQUITY FUNDS		876,435,174
TOTAL DOMESTIC EQUITY FUNDS (Cost $951,802,795)		1,021,478,469
International Equity Funds - 21.9%

Developed International Equity Funds - 16.9%
Fidelity Series International Growth Fund	11,345,794	129,682,431
Fidelity Series International Small Cap Fund	2,188,220	26,258,639
Fidelity Series International Value Fund	14,461,983	126,831,589
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		282,772,659

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund	5,082,035	$ 83,802,751
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $354,104,170)		366,575,410
Bond Funds - 17.0%

High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund	1,115,271	11,587,665
Fidelity Series Floating Rate High Income Fund	580,914	6,035,695
Fidelity Series High Income Fund	12,264,489	121,418,439
Fidelity Series Real Estate Income Fund	296,695	3,186,505
TOTAL HIGH YIELD BOND FUNDS		142,228,304
Investment Grade Bond Funds - 8.5%
Fidelity Series Investment Grade Bond Fund	12,115,257	141,627,358
TOTAL BOND FUNDS (Cost $281,726,835)		283,855,662
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,587,633,800)		1,671,909,541
NET OTHER ASSETS (LIABILITIES) - 0.0%		(382,476)
NET ASSETS - 100%		$ 1,671,527,065
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $1,587,633,800) - See accompanying schedule		$ 1,671,909,541
Cash		7
Receivable for investments sold		373,764
Receivable for fund shares sold		5,524,712
Total assets		1,677,808,024

Liabilities
Payable for investments purchased	$ 12,861
Payable for fund shares redeemed	5,885,649
Distribution and service plan fees payable	382,449
Total liabilities		6,280,959

Net Assets		$ 1,671,527,065
Net Assets consist of:
Paid in capital		$ 1,601,387,556
Undistributed net investment income		1,454,182
Accumulated undistributed net realized gain (loss) on investments		(15,590,414)
Net unrealized appreciation (depreciation) on investments		84,275,741
Net Assets		$ 1,671,527,065

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($967,348,233 ÷ 76,793,513 shares)		$ 12.60

Maximum offering price per share (100/94.25 of $12.60)		$ 13.37
Class T: Net Asset Value and redemption price per share ($262,943,968 ÷ 20,923,258 shares)		$ 12.57

Maximum offering price per share (100/96.50 of $12.57)		$ 13.03
Class B: Net Asset Value and offering price per share ($31,573,801 ÷ 2,530,784 shares)A		$ 12.48

Class C: Net Asset Value and offering price per share ($56,909,921 ÷ 4,572,262 shares)A		$ 12.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($352,751,142 ÷ 27,878,551 shares)		$ 12.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 23,957,586

Expenses
Distribution and service plan fees	$ 4,293,647
Independent trustees' compensation	5,129
Total expenses before reductions	4,298,776
Expense reductions	(5,129)	4,293,647
Net investment income (loss)		19,663,939
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(28,572,619)
Capital gain distributions from underlying funds	46,586,251
Total net realized gain (loss)		18,013,632
Change in net unrealized appreciation (depreciation) on underlying funds		(22,180,489)
Net gain (loss)		(4,166,857)
Net increase (decrease) in net assets resulting from operations		$ 15,497,082

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,663,939	$ 14,839,541
Net realized gain (loss)	18,013,632	39,603,656
Change in net unrealized appreciation (depreciation)	(22,180,489)	144,982,726
Net increase (decrease) in net assets resulting from operations	15,497,082	199,425,923
Distributions to shareholders from net investment income	(18,881,497)	(14,806,752)
Distributions to shareholders from net realized gain	(25,268,073)	(11,833,286)
Total distributions	(44,149,570)	(26,640,038)
Share transactions - net increase (decrease)	229,257,376	103,322,755
Total increase (decrease) in net assets	200,604,888	276,108,640

Net Assets
Beginning of period	1,470,922,177	1,194,813,537
End of period (including undistributed net investment income of $1,454,182 and undistributed net investment income of $959,515, respectively)	$ 1,671,527,065	$ 1,470,922,177

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 11.37	$ 7.59	$ 13.57	$ 14.69
Income from Investment Operations
Net investment income (loss) C	.17	.15	.15	.21	.22
Net realized and unrealized gain (loss)	(.15)	1.69	3.87	(5.44)	(.74)
Total from investment operations	.02	1.84	4.02	(5.23)	(.52)
Distributions from net investment income	(.16)	(.15)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.37)	(.26)	(.24)	(.75) F	(.60)
Net asset value, end of period	$ 12.60	$ 12.95	$ 11.37	$ 7.59	$ 13.57
Total Return A, B	.38%	16.38%	53.15%	(40.42)%	(3.92)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.25%	1.52%	2.02%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 967,348	$ 865,008	$ 670,673	$ 342,357	$ 428,381
Portfolio turnover rate	14%	38%	18%	18%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 11.34	$ 7.57	$ 13.54	$ 14.64
Income from Investment Operations
Net investment income (loss) C	.14	.12	.13	.18	.18
Net realized and unrealized gain (loss)	(.16)	1.68	3.86	(5.43)	(.72)
Total from investment operations	(.02)	1.80	3.99	(5.25)	(.54)
Distributions from net investment income	(.13)	(.11)	(.13)	(.17)	(.16)
Distributions from net realized gain	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.33) G	(.22)	(.22)	(.72) F	(.56)
Net asset value, end of period	$ 12.57	$ 12.92	$ 11.34	$ 7.57	$ 13.54
Total Return A, B	.12%	16.06%	52.83%	(40.61)%	(4.05)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	1.00%	1.27%	1.77%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,944	$ 276,335	$ 300,594	$ 181,917	$ 238,675
Portfolio turnover rate	14%	38%	18%	18%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

G Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.26	$ 7.52	$ 13.42	$ 14.53
Income from Investment Operations
Net investment income (loss) C	.08	.06	.08	.13	.11
Net realized and unrealized gain (loss)	(.15)	1.66	3.83	(5.37)	(.73)
Total from investment operations	(.07)	1.72	3.91	(5.24)	(.62)
Distributions from net investment income	(.07)	(.06)	(.08)	(.11)	(.10)
Distributions from net realized gain	(.20)	(.10)	(.09)	(.55)	(.39)
Total distributions	(.27)	(.16)	(.17)	(.66) F	(.49)
Net asset value, end of period	$ 12.48	$ 12.82	$ 11.26	$ 7.52	$ 13.42
Total Return A, B	(.36)%	15.43%	52.08%	(40.85)%	(4.59)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.50%	.77%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,574	$ 41,935	$ 43,773	$ 29,479	$ 50,827
Portfolio turnover rate	14%	38%	18%	18%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 11.25	$ 7.51	$ 13.42	$ 14.52
Income from Investment Operations
Net investment income (loss) C	.08	.06	.08	.13	.11
Net realized and unrealized gain (loss)	(.15)	1.66	3.83	(5.37)	(.72)
Total from investment operations	(.07)	1.72	3.91	(5.24)	(.61)
Distributions from net investment income	(.08)	(.07)	(.08)	(.12)	(.10)
Distributions from net realized gain	(.20)	(.10)	(.09)	(.55)	(.39)
Total distributions	(.28)	(.17)	(.17)	(.67) F	(.49)
Net asset value, end of period	$ 12.45	$ 12.80	$ 11.25	$ 7.51	$ 13.42
Total Return A, B	(.35)%	15.39%	52.18%	(40.91)%	(4.54)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.50%	.77%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,910	$ 58,416	$ 53,334	$ 34,036	$ 54,549
Portfolio turnover rate	14%	38%	18%	18%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 11.42	$ 7.62	$ 13.62	$ 14.74
Income from Investment Operations
Net investment income (loss) B	.20	.18	.18	.23	.25
Net realized and unrealized gain (loss)	(.16)	1.69	3.88	(5.45)	(.74)
Total from investment operations	.04	1.87	4.06	(5.22)	(.49)
Distributions from net investment income	(.19)	(.18)	(.17)	(.22)	(.23)
Distributions from net realized gain	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.39) G	(.29)	(.26)	(.78) F	(.63)
Net asset value, end of period	$ 12.65	$ 13.00	$ 11.42	$ 7.62	$ 13.62
Total Return A	.61%	16.57%	53.53%	(40.24)%	(3.70)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.63%	1.50%	1.77%	2.27%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 352,751	$ 229,228	$ 126,440	$ 56,940	$ 46,457
Portfolio turnover rate	14%	38%	18%	18%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

G Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.1	8.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.4	5.4
Fidelity Advisor Growth & Income Fund Institutional Class	7.7	7.6
Fidelity Advisor Large Cap Fund Institutional Class	7.6	7.4
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.6
Fidelity Series 100 Index Fund	6.6	6.7
Fidelity Series All-Sector Equity Fund	10.6	10.7
Fidelity Series Large Cap Value Fund	10.1	10.2
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	2.5	2.5
	53.5	53.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.9
Fidelity Series International Growth Fund	8.0	7.0
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	7.8	6.7
	17.4	17.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.2	4.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.9
Fidelity Series Floating Rate High Income Fund	0.2	0.0
Fidelity Series High Income Fund	9.1	9.8
Fidelity Series Real Estate Income Fund	0.1	0.0
	10.1	10.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	0.7
Fidelity Series Investment Grade Bond Fund	4.7	5.2
	4.7	5.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.1%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	4.7%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	53.1%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	5.9%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	5.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund	6,490,307	$ 58,542,572
Domestic Equity Funds - 53.5%
Fidelity Advisor Equity Growth Fund Institutional Class	520,680	34,729,381
Fidelity Advisor Growth & Income Fund Institutional Class	2,524,032	49,395,315
Fidelity Advisor Large Cap Fund Institutional Class	2,300,039	48,668,830
Fidelity Advisor Small Cap Fund Institutional Class	660,262	16,651,807
Fidelity Series 100 Index Fund	4,263,411	42,420,938
Fidelity Series All-Sector Equity Fund	5,294,722	67,772,443
Fidelity Series Large Cap Value Fund	5,748,954	65,020,665
Fidelity Series Real Estate Equity Fund	223,589	2,640,588
Fidelity Series Small Cap Opportunities Fund	1,392,224	16,219,404
TOTAL DOMESTIC EQUITY FUNDS		343,519,371
TOTAL DOMESTIC EQUITY FUNDS (Cost $358,503,986)		402,061,943
International Equity Funds - 22.6%

Developed International Equity Funds - 17.4%
Fidelity Series International Growth Fund	4,504,477	51,486,168
Fidelity Series International Small Cap Fund	868,850	10,426,199
Fidelity Series International Value Fund	5,741,737	50,355,038
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		112,267,405

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund	2,018,401	$ 33,283,436
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $141,497,632)		145,550,841
Bond Funds - 14.8%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	432,590	4,494,615
Fidelity Series Floating Rate High Income Fund	117,451	1,220,316
Fidelity Series High Income Fund	5,909,626	58,505,293
Fidelity Series Real Estate Income Fund	61,386	659,290
TOTAL HIGH YIELD BOND FUNDS		64,879,514
Investment Grade Bond Funds - 4.7%
Fidelity Series Investment Grade Bond Fund	2,600,507	30,399,931
TOTAL BOND FUNDS (Cost $94,311,624)		95,279,445
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $594,313,242)		642,892,229
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120,869)
NET ASSETS - 100%		$ 642,771,360
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $594,313,242) - See accompanying schedule		$ 642,892,229
Cash		55
Receivable for investments sold		1,064,990
Receivable for fund shares sold		3,141,156
Total assets		647,098,430

Liabilities
Payable for investments purchased	$ 589
Payable for fund shares redeemed	4,205,556
Distribution and service plan fees payable	120,925
Total liabilities		4,327,070

Net Assets		$ 642,771,360
Net Assets consist of:
Paid in capital		$ 587,471,782
Undistributed net investment income		603,871
Accumulated undistributed net realized gain (loss) on investments		6,116,720
Net unrealized appreciation (depreciation) on investments		48,578,987
Net Assets		$ 642,771,360

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($403,850,085 ÷ 41,264,011 shares)		$ 9.79

Maximum offering price per share (100/94.25 of $9.79)		$ 10.39
Class T: Net Asset Value and redemption price per share ($62,437,877 ÷ 6,402,761 shares)		$ 9.75

Maximum offering price per share (100/96.50 of $9.75)		$ 10.10
Class B: Net Asset Value and offering price per share ($3,785,571 ÷ 388,934 shares)A		$ 9.73

Class C: Net Asset Value and offering price per share ($9,926,069 ÷ 1,022,257 shares)A		$ 9.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($162,771,758 ÷ 16,564,979 shares)		$ 9.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 8,615,921

Expenses
Distribution and service plan fees	$ 1,256,156
Independent trustees' compensation	1,784
Total expenses before reductions	1,257,940
Expense reductions	(1,784)	1,256,156
Net investment income (loss)		7,359,765
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,464,042
Capital gain distributions from underlying funds	16,831,892
Total net realized gain (loss)		20,295,934
Change in net unrealized appreciation (depreciation) on underlying funds		(17,147,846)
Net gain (loss)		3,148,088
Net increase (decrease) in net assets resulting from operations		$ 10,507,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,359,765	$ 4,770,136
Net realized gain (loss)	20,295,934	9,268,094
Change in net unrealized appreciation (depreciation)	(17,147,846)	48,630,118
Net increase (decrease) in net assets resulting from operations	10,507,853	62,668,348
Distributions to shareholders from net investment income	(7,058,225)	(4,605,379)
Distributions to shareholders from net realized gain	(8,884,925)	(3,215,417)
Total distributions	(15,943,150)	(7,820,796)
Share transactions - net increase (decrease)	170,603,885	130,893,423
Total increase (decrease) in net assets	165,168,588	185,740,975

Net Assets
Beginning of period	477,602,772	291,861,797
End of period (including undistributed net investment income of $603,871 and undistributed net investment income of $434,537, respectively)	$ 642,771,360	$ 477,602,772

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Income from Investment Operations
Net investment income (loss) C	.13	.12	.12	.16	.16
Net realized and unrealized gain (loss)	(.14) E	1.33	3.02	(4.29)	(.57)
Total from investment operations	(.01)	1.45	3.14	(4.13)	(.41)
Distributions from net investment income	(.12)	(.11)	(.11)	(.14)	(.11)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.28)	(.19)	(.18)	(.40)	(.25) G
Net asset value, end of period	$ 9.79	$ 10.08	$ 8.82	$ 5.86	$ 10.39
Total Return A,B	.12%	16.67%	53.81%	(40.93)%	(3.96)%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.41%	1.35%	1.53%	2.12%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 403,850	$ 320,731	$ 205,405	$ 81,985	$ 61,721
Portfolio turnover rate	11%	32%	14%	18%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Income from Investment Operations
Net investment income (loss) C	.11	.10	.10	.14	.13
Net realized and unrealized gain (loss)	(.15) E	1.32	3.02	(4.28)	(.57)
Total from investment operations	(.04)	1.42	3.12	(4.14)	(.44)
Distributions from net investment income	(.10)	(.09)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.25) H	(.17)	(.17)	(.38)	(.23) G
Net asset value, end of period	$ 9.75	$ 10.04	$ 8.79	$ 5.84	$ 10.36
Total Return A,B	(.15)%	16.36%	53.52%	(41.08)%	(4.23)%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.16%	1.10%	1.28%	1.87%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,438	$ 60,268	$ 43,326	$ 18,065	$ 11,746
Portfolio turnover rate	11%	32%	14%	18%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 8.77	$ 5.83	$ 10.33	$ 11.01
Income from Investment Operations
Net investment income (loss) C	.06	.05	.06	.11	.08
Net realized and unrealized gain (loss)	(.14) E	1.32	3.01	(4.27)	(.57)
Total from investment operations	(.08)	1.37	3.07	(4.16)	(.49)
Distributions from net investment income	(.05)	(.05)	(.06)	(.08)	(.06)
Distributions from net realized gain	(.15)	(.08)	(.07)	(.26)	(.13)
Total distributions	(.20)	(.13)	(.13)	(.34)	(.19) G
Net asset value, end of period	$ 9.73	$ 10.01	$ 8.77	$ 5.83	$ 10.33
Total Return A,B	(.62)%	15.71%	52.74%	(41.39)%	(4.65)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.66%	.60%	.78%	1.37%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,786	$ 4,612	$ 4,089	$ 2,231	$ 2,476
Portfolio turnover rate	11%	32%	14%	18%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 8.76	$ 5.82	$ 10.32	$ 11.01
Income from Investment Operations
Net investment income (loss) C	.06	.05	.06	.11	.08
Net realized and unrealized gain (loss)	(.14) E	1.32	3.01	(4.27)	(.58)
Total from investment operations	(.08)	1.37	3.07	(4.16)	(.50)
Distributions from net investment income	(.06)	(.06)	(.06)	(.08)	(.06)
Distributions from net realized gain	(.15)	(.08)	(.07)	(.26)	(.13)
Total distributions	(.21)	(.13) H	(.13)	(.34)	(.19) G
Net asset value, end of period	$ 9.71	$ 10.00	$ 8.76	$ 5.82	$ 10.32
Total Return A,B	(.62)%	15.80%	52.90%	(41.39)%	(4.74)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.66%	.60%	.78%	1.37%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,926	$ 8,753	$ 6,199	$ 3,027	$ 2,539
Portfolio turnover rate	11%	32%	14%	18%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

H Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Income from Investment Operations
Net investment income (loss) B	.16	.15	.14	.18	.19
Net realized and unrealized gain (loss)	(.14) E	1.32	3.04	(4.30)	(.59)
Total from investment operations	.02	1.47	3.18	(4.12)	(.40)
Distributions from net investment income	(.14)	(.13)	(.13)	(.16)	(.13)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.30)	(.21)	(.20)	(.42)	(.26) G
Net asset value, end of period	$ 9.83	$ 10.11	$ 8.85	$ 5.87	$ 10.41
Total Return A	.45%	16.86%	54.35%	(40.81)%	(3.82)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.66%	1.60%	1.78%	2.37%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,772	$ 83,240	$ 32,842	$ 12,078	$ 6,631
Portfolio turnover rate	11%	32%	14%	18%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.3	9.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	5.6
Fidelity Advisor Growth & Income Fund Institutional Class	7.9	8.0
Fidelity Advisor Large Cap Fund Institutional Class	7.8	7.8
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.7
Fidelity Series 100 Index Fund	6.8	7.0
Fidelity Series All-Sector Equity Fund	10.9	11.3
Fidelity Series Large Cap Value Fund	10.4	10.7
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	2.6	2.6
	55.1	55.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.9
Fidelity Series International Growth Fund	8.2	7.4
Fidelity Series International Small Cap Fund	1.7	1.7
Fidelity Series International Value Fund	8.1	7.0
	18.0	17.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.3	4.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.9
Fidelity Series Floating Rate High Income Fund	0.1	0.0
Fidelity Series High Income Fund	9.1	9.8
Fidelity Series Real Estate Income Fund	0.0*	0.0
	9.9	10.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	0.1
Fidelity Series Investment Grade Bond Fund	2.4	1.5
	2.4	1.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.3%
Domestic Equity Funds	55.1%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	2.4%

Six months ago
Commodity Funds	9.5%
Domestic Equity Funds	55.7%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	1.6%

Expected
Commodity Funds	9.5%
Domestic Equity Funds	53.9%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	3.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 64.4%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund	5,081,834	$ 45,838,146
Domestic Equity Funds - 55.1%
Fidelity Advisor Equity Growth Fund Institutional Class	409,245	27,296,645
Fidelity Advisor Growth & Income Fund Institutional Class	1,983,745	38,821,885
Fidelity Advisor Large Cap Fund Institutional Class	1,807,787	38,252,774
Fidelity Advisor Small Cap Fund Institutional Class	519,022	13,089,738
Fidelity Series 100 Index Fund	3,350,765	33,340,109
Fidelity Series All-Sector Equity Fund	4,161,127	53,262,425
Fidelity Series Large Cap Value Fund	4,518,877	51,108,496
Fidelity Series Real Estate Equity Fund	174,923	2,065,836
Fidelity Series Small Cap Opportunities Fund	1,094,504	12,750,969
TOTAL DOMESTIC EQUITY FUNDS		269,988,877
TOTAL DOMESTIC EQUITY FUNDS (Cost $281,106,234)		315,827,023
International Equity Funds - 23.3%

Developed International Equity Funds - 18.0%
Fidelity Series International Growth Fund	3,535,757	40,413,707
Fidelity Series International Small Cap Fund	681,861	8,182,335
Fidelity Series International Value Fund	4,507,413	39,530,008
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		88,126,050

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund	1,583,630	$ 26,114,065
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $110,771,069)		114,240,115
Bond Funds - 12.3%

High Yield Bond Funds - 9.9%
Fidelity Series Emerging Markets Debt Fund	343,217	3,566,026
Fidelity Series Floating Rate High Income Fund	34,873	362,330
Fidelity Series High Income Fund	4,514,392	44,692,484
Fidelity Series Real Estate Income Fund	15,615	167,701
TOTAL HIGH YIELD BOND FUNDS		48,788,541
Investment Grade Bond Funds - 2.4%
Fidelity Series Investment Grade Bond Fund	1,002,491	11,719,123
TOTAL BOND FUNDS (Cost $60,367,803)		60,507,664
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $452,245,106)		490,574,802
NET OTHER ASSETS (LIABILITIES) - 0.0%		(100,293)
NET ASSETS - 100%		$ 490,474,509
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $452,245,106) - See accompanying schedule		$ 490,574,802
Receivable for investments sold		35,433
Receivable for fund shares sold		4,170,530
Total assets		494,780,765

Liabilities
Payable for investments purchased	$ 583,878
Payable for fund shares redeemed	3,622,092
Distribution and service plan fees payable	100,286
Total liabilities		4,306,256

Net Assets		$ 490,474,509
Net Assets consist of:
Paid in capital		$ 452,927,085
Undistributed net investment income		322,770
Accumulated undistributed net realized gain (loss) on investments		(1,105,042)
Net unrealized appreciation (depreciation) on investments		38,329,696
Net Assets		$ 490,474,509

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($280,477,937 ÷ 29,192,285 shares)		$ 9.61

Maximum offering price per share (100/94.25 of $9.61)		$ 10.20
Class T: Net Asset Value and redemption price per share ($64,511,979 ÷ 6,734,279 shares)		$ 9.58

Maximum offering price per share (100/96.50 of $9.58)		$ 9.93
Class B: Net Asset Value and offering price per share ($5,643,404 ÷ 591,482 shares)A		$ 9.54

Class C: Net Asset Value and offering price per share ($13,344,478 ÷ 1,398,225 shares)A		$ 9.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($126,496,711 ÷ 13,108,476 shares)		$ 9.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 6,216,080

Expenses
Distribution and service plan fees	$ 1,053,058
Independent trustees' compensation	1,357
Total expenses before reductions	1,054,415
Expense reductions	(1,357)	1,053,058
Net investment income (loss)		5,163,022
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,011,972
Capital gain distributions from underlying funds	13,196,539
Total net realized gain (loss)		16,208,511
Change in net unrealized appreciation (depreciation) on underlying funds		(15,390,288)
Net gain (loss)		818,223
Net increase (decrease) in net assets resulting from operations		$ 5,981,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,163,022	$ 3,364,050
Net realized gain (loss)	16,208,511	2,707,093
Change in net unrealized appreciation (depreciation)	(15,390,288)	43,618,643
Net increase (decrease) in net assets resulting from operations	5,981,245	49,689,786
Distributions to shareholders from net investment income	(4,903,717)	(3,328,255)
Distributions to shareholders from net realized gain	(7,127,717)	(2,446,029)
Total distributions	(12,031,434)	(5,774,284)
Share transactions - net increase (decrease)	133,278,402	79,457,808
Total increase (decrease) in net assets	127,228,213	123,373,310

Net Assets
Beginning of period	363,246,296	239,872,986
End of period (including undistributed net investment income of $322,770 and undistributed net investment income of $187,172, respectively)	$ 490,474,509	$ 363,246,296

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 8.66	$ 5.67	$ 10.32	$ 11.04
Income from Investment Operations
Net investment income (loss) C	.12	.11	.11	.16	.16
Net realized and unrealized gain (loss)	(.17) E	1.34	3.05	(4.39)	(.60)
Total from investment operations	(.05)	1.45	3.16	(4.23)	(.44)
Distributions from net investment income	(.11)	(.11)	(.10)	(.13)	(.11)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.27)	(.18) H	(.17)	(.42) G	(.28)
Net asset value, end of period	$ 9.61	$ 9.93	$ 8.66	$ 5.67	$ 10.32
Total Return A,B	(.22)%	16.99%	55.94%	(42.30)%	(4.27)%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.32%	1.23%	1.43%	2.04%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,478	$ 220,549	$ 137,716	$ 57,591	$ 55,250
Portfolio turnover rate	12%	36%	15%	16%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Income from Investment Operations
Net investment income (loss) C	.10	.09	.09	.14	.13
Net realized and unrealized gain (loss)	(.17) E	1.33	3.05	(4.37)	(.59)
Total from investment operations	(.07)	1.42	3.14	(4.23)	(.46)
Distributions from net investment income	(.09)	(.09)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.25)	(.16) H	(.16)	(.41) G	(.26)
Net asset value, end of period	$ 9.58	$ 9.90	$ 8.64	$ 5.66	$ 10.30
Total Return A,B	(.48)%	16.66%	55.57%	(42.41)%	(4.45)%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.07%	.98%	1.18%	1.79%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,512	$ 61,195	$ 46,449	$ 21,186	$ 15,147
Portfolio turnover rate	12%	36%	15%	16%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 8.60	$ 5.64	$ 10.26	$ 11.00
Income from Investment Operations
Net investment income (loss) C	.05	.04	.05	.10	.07
Net realized and unrealized gain (loss)	(.17) E	1.34	3.03	(4.35)	(.59)
Total from investment operations	(.12)	1.38	3.08	(4.25)	(.52)
Distributions from net investment income	(.05)	(.05)	(.05)	(.08)	(.06)
Distributions from net realized gain	(.15)	(.07)	(.07)	(.29)	(.16)
Total distributions	(.20)	(.12)	(.12)	(.37) G	(.22)
Net asset value, end of period	$ 9.54	$ 9.86	$ 8.60	$ 5.64	$ 10.26
Total Return A,B	(1.06)%	16.16%	54.72%	(42.71)%	(4.93)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.57%	.48%	.68%	1.29%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,643	$ 6,704	$ 5,847	$ 3,078	$ 3,414
Portfolio turnover rate	12%	36%	15%	16%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 8.61	$ 5.63	$ 10.25	$ 11.00
Income from Investment Operations
Net investment income (loss) C	.05	.04	.05	.10	.07
Net realized and unrealized gain (loss)	(.18) E	1.34	3.05	(4.35)	(.59)
Total from investment operations	(.13)	1.38	3.10	(4.25)	(.52)
Distributions from net investment income	(.05)	(.05)	(.05)	(.08)	(.07)
Distributions from net realized gain	(.15)	(.07)	(.07)	(.29)	(.16)
Total distributions	(.20)	(.12)	(.12)	(.37) G	(.23)
Net asset value, end of period	$ 9.54	$ 9.87	$ 8.61	$ 5.63	$ 10.25
Total Return A,B	(1.08)%	16.16%	55.15%	(42.74)%	(4.99)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.57%	.48%	.68%	1.29%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,344	$ 12,014	$ 9,646	$ 5,436	$ 5,380
Portfolio turnover rate	12%	36%	15%	16%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 8.70	$ 5.68	$ 10.35	$ 11.06
Income from Investment Operations
Net investment income (loss) B	.15	.13	.13	.17	.18
Net realized and unrealized gain (loss)	(.18) E	1.34	3.08	(4.40)	(.59)
Total from investment operations	(.03)	1.47	3.21	(4.23)	(.41)
Distributions from net investment income	(.13)	(.13)	(.12)	(.15)	(.13)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.29)	(.20) H	(.19)	(.44) G	(.30)
Net asset value, end of period	$ 9.65	$ 9.97	$ 8.70	$ 5.68	$ 10.35
Total Return A	.02%	17.17%	56.66%	(42.22)%	(4.02)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.57%	1.48%	1.68%	2.29%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,497	$ 62,785	$ 40,214	$ 15,010	$ 6,882
Portfolio turnover rate	12%	36%	15%	16%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.7	9.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	5.7
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	8.2
Fidelity Advisor Large Cap Fund Institutional Class	7.8	7.9
Fidelity Advisor Small Cap Fund Institutional Class	2.8	2.8
Fidelity Series 100 Index Fund	6.8	7.1
Fidelity Series All-Sector Equity Fund	11.2	11.5
Fidelity Series Large Cap Value Fund	10.8	10.9
Fidelity Series Real Estate Equity Fund	0.5	0.0
Fidelity Series Small Cap Opportunities Fund	2.8	2.6
	56.1	56.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.9
Fidelity Series International Growth Fund	8.5	7.4
Fidelity Series International Small Cap Fund	1.7	1.6
Fidelity Series International Value Fund	8.4	7.0
	18.6	17.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.5	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.9
Fidelity Series Floating Rate High Income Fund	0.0*	0.0
Fidelity Series High Income Fund	9.1	10.2
Fidelity Series Real Estate Income Fund	0.0*	0.0
	9.9	11.1
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	0.2	0.1
	0.2	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.7%
Domestic Equity Funds	56.1%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.2%

Six months ago
Commodity Funds	9.6%
Domestic Equity Funds	56.7%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	11.1%
Investment Grade Bond Funds	0.1%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 9.7%
Fidelity Series Commodity Strategy Fund	83,303	$ 751,395
Domestic Equity Funds - 56.1%
Fidelity Advisor Equity Growth Fund Institutional Class	6,486	432,636
Fidelity Advisor Growth & Income Fund Institutional Class	30,825	603,247
Fidelity Advisor Large Cap Fund Institutional Class	28,506	603,195
Fidelity Advisor Small Cap Fund Institutional Class	8,601	216,906
Fidelity Series 100 Index Fund	52,253	519,921
Fidelity Series All-Sector Equity Fund	67,524	864,313
Fidelity Series Large Cap Value Fund	73,793	834,594
Fidelity Series Real Estate Equity Fund	3,428	40,482
Fidelity Series Small Cap Opportunities Fund	18,538	215,965
TOTAL DOMESTIC EQUITY FUNDS		4,331,259
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,105,326)		5,082,654
International Equity Funds - 24.1%

Developed International Equity Funds - 18.6%
Fidelity Series International Growth Fund	57,286	654,777
Fidelity Series International Small Cap Fund	10,988	131,857
Fidelity Series International Value Fund	74,086	649,736
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,436,370

	Shares	Value
Emerging Markets Equity Funds - 5.5%
Fidelity Series Emerging Markets Fund	25,870	$ 426,593
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,927,434)		1,862,963
Bond Funds - 10.1%

High Yield Bond Funds - 9.9%
Fidelity Series Emerging Markets Debt Fund	6,391	66,405
Fidelity Series Floating Rate High Income Fund	56	577
Fidelity Series High Income Fund	70,751	700,434
Fidelity Series Real Estate Income Fund	2	17
TOTAL HIGH YIELD BOND FUNDS		767,433
Investment Grade Bond Funds - 0.2%
Fidelity Series Investment Grade Bond Fund	1,451	16,965
TOTAL BOND FUNDS (Cost $787,807)		784,398
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,820,567)		7,730,015
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,871)
NET ASSETS - 100%		$ 7,728,144
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $7,820,567) - See accompanying schedule		$ 7,730,015
Cash		15
Receivable for fund shares sold		226,781
Total assets		7,956,811

Liabilities
Payable for investments purchased	$ 211,061
Payable for fund shares redeemed	15,719
Distribution and service plan fees payable	1,887
Total liabilities		228,667

Net Assets		$ 7,728,144
Net Assets consist of:
Paid in capital		$ 7,770,485
Undistributed net investment income		2,221
Accumulated undistributed net realized gain (loss) on investments		45,990
Net unrealized appreciation (depreciation) on investments		(90,552)
Net Assets		$ 7,728,144

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,654,653 ÷ 272,188 shares)		$ 9.75

Maximum offering price per share (100/94.25 of $9.75)		$ 10.34
Class T: Net Asset Value and redemption price per share ($1,443,523 ÷ 148,070 shares)		$ 9.75

Maximum offering price per share (100/96.50 of $9.75)		$ 10.10
Class C: Net Asset Value and offering price per share ($1,126,933 ÷ 115,743 shares)A		$ 9.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,503,035 ÷ 256,420 shares)		$ 9.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the period June 1, 2011 (commencement of operations) to March 31, 2012

Investment Income
Income distributions from underlying funds		$ 71,377

Expenses
Distribution and service plan fees	$ 14,686
Independent trustees' compensation	13
Total expenses before reductions	14,699
Expense reductions	(13)	14,686
Net investment income (loss)		56,691
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(39,844)
Capital gain distributions from underlying funds	163,960
Total net realized gain (loss)		124,116
Change in net unrealized appreciation (depreciation) on underlying funds		(90,552)
Net gain (loss)		33,564
Net increase (decrease) in net assets resulting from operations		$ 90,255

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,691
Net realized gain (loss)	124,116
Change in net unrealized appreciation (depreciation)	(90,552)
Net increase (decrease) in net assets resulting from operations	90,255
Distributions to shareholders from net investment income	(53,298)
Distributions to shareholders from net realized gain	(79,300)
Total distributions	(132,598)
Share transactions - net increase (decrease)	7,770,487
Total increase (decrease) in net assets	7,728,144

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,221)	$ 7,728,144

Financial Highlights - Class A

Period ended March 31, 2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11
Net realized and unrealized gain (loss)	(.11) I
Distributions from net investment income	(.11)
Distributions from net realized gain	(.15)
Total distributions	(.25) H
Net asset value, end of period	$ 9.75
Total Return B,C	.29%
Ratios to Average Net Assets E,G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,655
Portfolio turnover rate	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended March 31, 2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	(.10) H
Total from investment operations	(.01)
Distributions from net investment income	(.09)
Distributions from net realized gain	(.15)
Total distributions	(.24)
Net asset value, end of period	$ 9.75
Total Return B,C	.12%
Ratios to Average Net Assets E,G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,444
Portfolio turnover rate	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Financial Highlights - Class C

Period ended March 31, 2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	(.10) H
Total from investment operations	(.05)
Distributions from net investment income	(.06)
Distributions from net realized gain	(.15)
Total distributions	(.21)
Net asset value, end of period	$ 9.74
Total Return B,C	(.27)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,127
Portfolio turnover rate	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended March 31, 2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.13
Net realized and unrealized gain (loss)	(.11) I
Total from investment operations	.02
Distributions from net investment income	(.12)
Distributions from net realized gain	(.15)
Total distributions	(.26) H
Net asset value, end of period	$ 9.76
Total Return B	.51%
Ratios to Average Net Assets D,G
Expenses before reductions E	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,503
Portfolio turnover rate	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Fidelity Advisor Freedom 2055 Fund commenced operations on June 1, 2011.

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 288,404,929	$ 16,649,443	$ (1,766,125)	$ 14,883,318
Advisor Freedom 2005	255,561,564	19,961,013	(2,613,670)	17,347,343
Advisor Freedom 2010	827,793,846	72,726,053	(11,454,960)	61,271,093
Advisor Freedom 2015	1,628,808,584	150,027,829	(21,949,919)	128,077,910
Advisor Freedom 2020	2,626,774,313	241,381,532	(44,431,869)	196,949,663
Advisor Freedom 2025	2,186,095,128	222,109,913	(44,739,279)	177,370,634
Advisor Freedom 2030	2,271,456,269	227,095,319	(49,261,858)	177,833,461
Advisor Freedom 2035	1,522,112,932	163,636,282	(40,259,374)	123,376,908
Advisor Freedom 2040	1,592,511,307	122,629,454	(43,231,220)	79,398,234
Advisor Freedom 2045	596,294,891	63,627,128	(17,029,790)	46,597,338
Advisor Freedom 2050	454,306,916	49,760,636	(13,492,750)	36,267,886
Advisor Freedom 2055	7,831,604	224,114	(325,703)	(101,589)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 219,506	$ 752,796	$ -	$ 14,883,318
Advisor Freedom 2005	490,658	-	(8,426,195)	17,347,343
Advisor Freedom 2010	1,584,243	-	(38,976,352)	61,271,093
Advisor Freedom 2015	3,076,975	-	(46,928,832)	128,077,910
Advisor Freedom 2020	4,911,557	-	(78,540,095)	196,949,663
Advisor Freedom 2025	3,650,108	-	(53,865,818)	177,370,634
Advisor Freedom 2030	3,648,204	-	(77,233,767)	177,833,461
Advisor Freedom 2035	1,600,697	-	(34,090,547)	123,376,908
Advisor Freedom 2040	1,454,182	-	(10,598,157)	79,398,234
Advisor Freedom 2045	603,871	8,098,369	-	46,597,338
Advisor Freedom 2050	322,770	956,767	-	36,267,886
Advisor Freedom 2055	2,221	57,026	-	(101,589)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Advisor Freedom 2005	$ (3,745,727)	$ -	$ (4,680,468)	$ (8,426,195)
Advisor Freedom 2010	(5,303,118)	(3,389,708)	(30,283,526)	(38,976,352)
Advisor Freedom 2015	(12,200,505)	-	(34,728,327)	(46,928,832)
Advisor Freedom 2020	(2,152,254)	-	(76,387,841)	(78,540,095)
Advisor Freedom 2025	(12,715,917)	-	(41,149,901)	(53,865,818)
Advisor Freedom 2030	(343,841)	-	(76,889,926)	(77,233,767)
Advisor Freedom 2035	(5,768,526)	-	(28,322,021)	(34,090,547)
Advisor Freedom 2040	(8,343,013)	-	-	(8,343,013)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Long-term	Total capital loss carryfoward
Advisor Freedom 2005	$ -	$ (8,426,195)
Advisor Freedom 2010	-	(38,976,352)
Advisor Freedom 2015	-	(46,928,832)
Advisor Freedom 2020	-	(78,540,095)
Advisor Freedom 2025	-	(53,865,818)
Advisor Freedom 2030	-	(77,233,767)
Advisor Freedom 2035	-	(34,090,547)
Advisor Freedom 2040	(2,255,144)	(10,598,157)

The tax character of distributions paid was as follows:

March 31, 2012	Ordinary Income
Advisor Freedom Income	$ 5,769,695
Advisor Freedom 2005	6,261,150
Advisor Freedom 2010	23,186,662
Advisor Freedom 2015	44,291,396
Advisor Freedom 2020	74,056,217
Advisor Freedom 2025	61,882,171
Advisor Freedom 2030	66,057,729
Advisor Freedom 2035	42,240,111
Advisor Freedom 2040	44,149,570
Advisor Freedom 2045	15,943,150
Advisor Freedom 2050	12,031,434
Advisor Freedom 2055	132,598
March 31, 2011	Ordinary Income
Advisor Freedom Income	$ 5,222,539
Advisor Freedom 2005	4,810,358
Advisor Freedom 2010	18,506,535
Advisor Freedom 2015	32,043,769
Advisor Freedom 2020	51,822,133
Advisor Freedom 2025	37,582,515
Advisor Freedom 2030	41,392,908
Advisor Freedom 2035	23,707,899
Advisor Freedom 2040	26,640,038
Advisor Freedom 2045	7,820,796
Advisor Freedom 2050	5,774,284

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	99,891,117	66,786,446
Advisor Freedom 2005	100,914,776	71,315,409
Advisor Freedom 2010	244,924,453	211,294,066
Advisor Freedom 2015	491,722,421	303,056,635
Advisor Freedom 2020	816,053,510	460,991,364
Advisor Freedom 2025	748,978,694	279,019,247
Advisor Freedom 2030	719,273,585	340,434,752
Advisor Freedom 2035	506,882,214	178,301,037
Advisor Freedom 2040	466,470,679	214,875,837
Advisor Freedom 2045	237,303,265	58,353,715
Advisor Freedom 2050	187,614,034	47,934,217
Advisor Freedom 2055	8,640,262	780,057

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 403,113	$ 28,891
Class T	.25%	.25%	280,037	27
Class B	.75%	.25%	33,282	24,961
Class C	.75%	.25%	168,470	19,490
			$ 884,902	$ 73,369
Advisor Freedom 2005
Class A	0%	.25%	$ 455,384	$ 64,741
Class T	.25%	.25%	100,667	25
Class B	.75%	.25%	18,588	13,942
Class C	.75%	.25%	82,264	4,479
			$ 656,903	$ 83,187
Advisor Freedom 2010
Class A	0%	.25%	$ 1,329,308	$ 180,558
Class T	.25%	.25%	688,530	619
Class B	.75%	.25%	120,230	90,172
Class C	.75%	.25%	398,753	25,653
			$ 2,536,821	$ 297,002
Advisor Freedom 2015
Class A	0%	.25%	$ 2,546,821	$ 318,124
Class T	.25%	.25%	1,067,439	292
Class B	.75%	.25%	270,927	203,196
Class C	.75%	.25%	687,291	76,500
			$ 4,572,478	$ 598,112
Advisor Freedom 2020
Class A	0%	.25%	$ 3,944,646	$ 467,049
Class T	.25%	.25%	1,944,621	311
Class B	.75%	.25%	504,283	378,212
Class C	.75%	.25%	958,710	95,092
			$ 7,352,260	$ 940,664
Advisor Freedom 2025
Class A	0%	.25%	$ 3,358,031	$ 449,486
Class T	.25%	.25%	1,223,512	882
Class B	.75%	.25%	325,254	243,973
Class C	.75%	.25%	608,654	76,178
			$ 5,515,451	$ 770,519
Advisor Freedom 2030
Class A	0%	.25%	$ 3,370,562	$ 389,110
Class T	.25%	.25%	1,613,018	829
Class B	.75%	.25%	388,012	291,051
Class C	.75%	.25%	644,099	71,161
			$ 6,015,691	$ 752,151

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2035	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 2,308,140	$ 296,004
Class T	.25%	.25%	779,140	1,644
Class B	.75%	.25%	240,424	180,506
Class C	.75%	.25%	352,443	46,256
			$ 3,680,147	$ 524,410
Advisor Freedom 2040
Class A	0%	.25%	$ 2,142,894	$ 193,794
Class T	.25%	.25%	1,255,067	2,183
Class B	.75%	.25%	349,294	262,054
Class C	.75%	.25%	546,392	58,757
			$ 4,293,647	$ 516,788
Advisor Freedom 2045
Class A	0%	.25%	$ 844,353	$ 106,233
Class T	.25%	.25%	283,034	567
Class B	.75%	.25%	39,914	29,956
Class C	.75%	.25%	88,855	17,752
			$ 1,256,156	$ 154,508
Advisor Freedom 2050
Class A	0%	.25%	$ 582,373	$ 43,536
Class T	.25%	.25%	290,226	231
Class B	.75%	.25%	58,413	43,836
Class C	.75%	.25%	122,046	23,800
			$ 1,053,058	$ 111,403
Advisor Freedom 2055
Class A	0%	.25%	$ 2,469	$ 1,986
Class T	.25%	.25%	4,184	3,871
Class C	.75%	.25%	8,033	7,879
			$ 14,686	$ 13,736

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 18,551
Class T	3,409
Class B*	14,613
Class C*	2,175
$ 38,748
Advisor Freedom 2005
Class A	$ 3,980
Class T	1,336
Class B*	3,121
Class C*	1,716
$ 10,153
Advisor Freedom 2010
Class A	$ 20,502
Class T	6,773
Class B*	18,982
Class C*	3,654
$ 49,911

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 61,118
Class T	21,121
Class B*	35,669
Class C*	7,065
$ 124,973
Advisor Freedom 2020
Class A	$ 105,481
Class T	42,439
Class B*	74,269
Class C*	6,897
$ 229,086
Advisor Freedom 2025
Class A	$ 104,896
Class T	45,703
Class B*	48,902
Class C*	5,292
$ 204,793
Advisor Freedom 2030
Class A	$ 101,467
Class T	41,398
Class B*	60,441
Class C*	5,934
$ 209,240
Advisor Freedom 2035
Class A	$ 75,137
Class T	31,246
Class B*	44,278
Class C*	6,138
$ 156,799
Advisor Freedom 2040
Class A	$ 111,378
Class T	36,682
Class B*	52,133
Class C*	6,004
$ 206,197
Advisor Freedom 2045
Class A	$ 40,745
Class T	12,857
Class B*	14,746
Class C*	1,285
$ 69,633
Advisor Freedom 2050
Class A	$ 40,796
Class T	10,234
Class B*	17,005
Class C*	3,104
$ 71,139
Advisor Freedom 2055
Class A	$ 2,420
Class T	1,447
Class C*	7
$ 3,874

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This included taxable redemptions of the Funds' interest in Fidelity Advisor Strategic Real Return Fund Institutional Class for cash and securities, including accrued interest, and non-taxable exchanges of those securities for shares of certain Fidelity Series Funds, all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of Fidelity Advisor Strategic Real Return Fund Institutional Class in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities, including accrued interest, reallocated	Realized Gain (Loss) on redemption of Fidelity Advisor Strategic Real Return Fund Institutional Class
Advisor Freedom Income	$ 11,517,333	$ 354,517
Advisor Freedom 2005	9,432,289	110,539
Advisor Freedom 2010	39,231,101	(519,650)
Advisor Freedom 2015	72,340,140	890,321
Advisor Freedom 2020	100,804,636	1,278,137
Advisor Freedom 2025	65,542,073	1,033,813
Advisor Freedom 2030	68,212,594	1,970,383
Advisor Freedom 2035	22,924,624	540,179
Advisor Freedom 2040	20,352,411	41,384
Advisor Freedom 2045	3,658,761	162,942
Advisor Freedom 2050	417,556	22,541
Advisor Freedom 2055	961	(55)

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 565
Class T	.50%	196
Class B	1.00%	11
Class C	1.00%	59
Institutional Class	.00%	159
Advisor Freedom 2005
Class A	.25%	638
Class T	.50%	71
Class B	1.00%	6
Class C	1.00%	29
Institutional Class	.00%	144
Advisor Freedom 2010
Class A	.25%	1,876
Class T	.50%	486
Class B	1.00%	42
Class C	1.00%	141
Institutional Class	.00%	457

Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2015
Class A	.25%	$ 3,569
Class T	.50%	748
Class B	1.00%	95
Class C	1.00%	240
Institutional Class	.00%	966
Advisor Freedom 2020
Class A	.25%	5,519
Class T	.50%	1,360
Class B	1.00%	176
Class C	1.00%	336
Institutional Class	.00%	1,506
Advisor Freedom 2025
Class A	.25%	4,662
Class T	.50%	849
Class B	1.00%	112
Class C	1.00%	212
Institutional Class	.00%	1,216
Advisor Freedom 2030
Class A	.25%	4,703
Class T	.50%	1,125
Class B	1.00%	135
Class C	1.00%	225
Institutional Class	.00%	1,356
Advisor Freedom 2035
Class A	.25%	3,206
Class T	.50%	541
Class B	1.00%	83
Class C	1.00%	123
Institutional Class	.00%	928
Advisor Freedom 2040
Class A	.25%	2,993
Class T	.50%	877
Class B	1.00%	122
Class C	1.00%	191
Institutional Class	.00%	946
Advisor Freedom 2045
Class A	.25%	1,161
Class T	.50%	194
Class B	1.00%	13
Class C	1.00%	31
Institutional Class	.00%	385
Advisor Freedom 2050
Class A	.25%	801
Class T	.50%	199
Class B	1.00%	20
Class C	1.00%	42
Institutional Class	.00%	295

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2055		$
Class A	.25%	3
Class T	.50%	3
Class C	1.00%	2
Institutional Class	.00%	5

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2012	2011
Advisor Freedom Income
From net investment income
Class A	$ 2,187,187	$ 2,314,788
Class T	629,755	713,724
Class B	19,380	35,269
Class C	105,273	126,076
Institutional Class	726,511	412,814
Total	$ 3,668,106	$ 3,602,671
From net realized gain
Class A	$ 1,181,735	$ 975,505
Class T	406,416	358,557
Class B	22,819	28,200
Class C	121,808	104,824
Institutional Class	368,811	152,782
Total	$ 2,101,589	$ 1,619,868
Advisor Freedom 2005
From net investment income
Class A	$ 2,436,350	$ 2,294,168
Class T	208,571	241,548
Class B	7,358	15,643
Class C	47,660	57,338
Institutional Class	646,283	436,507
Total	$ 3,346,222	$ 3,045,204
From net realized gain
Class A	$ 2,110,528	$ 1,292,493
Class T	226,243	171,153
Class B	17,862	21,561
Class C	84,322	72,294
Institutional Class	475,973	207,653
Total	$ 2,914,928	$ 1,765,154
Advisor Freedom 2010
From net investment income
Class A	$ 7,710,919	$ 7,309,097
Class T	1,583,173	1,843,742
Class B	58,993	113,116
Class C	254,685	316,760
Institutional Class	2,281,575	1,616,987
Total	$ 11,889,345	$ 11,199,702
From net realized gain
Class A	$ 7,072,545	$ 4,424,218
Class T	1,793,526	1,481,376
Class B	137,428	170,299
Class C	506,154	403,696
Institutional Class	1,787,664	827,244
Total	$ 11,297,317	$ 7,306,833

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2012	2011
Advisor Freedom 2015
From net investment income
Class A	$ 14,904,161	$ 12,855,664
Class T	2,481,473	2,635,413
Class B	158,540	206,545
Class C	504,952	428,961
Institutional Class	4,754,330	3,196,021
Total	$ 22,803,456	$ 19,322,604
Advisor Freedom 2015
From net realized gain
Class A	$ 13,671,476	$ 8,081,708
Class T	2,769,769	2,057,692
Class B	340,954	312,381
Class C	915,393	597,134
Institutional Class	3,790,348	1,672,250
Total	$ 21,487,940	$ 12,721,165
Advisor Freedom 2020
From net investment income
Class A	$ 23,576,228	$ 20,017,211
Class T	4,636,252	4,788,796
Class B	297,637	417,553
Class C	696,364	683,691
Institutional Class	7,640,872	4,636,483
Total	$ 36,847,353	$ 30,543,734
From net realized gain
Class A	$ 23,169,017	$ 13,012,233
Class T	5,607,667	4,137,340
Class B	648,689	643,981
Class C	1,335,116	920,729
Institutional Class	6,448,375	2,564,116
Total	$ 37,208,864	$ 21,278,399
Advisor Freedom 2025
From net investment income
Class A	$ 19,932,334	$ 15,436,008
Class T	2,880,883	2,761,297
Class B	205,978	249,917
Class C	468,001	385,546
Institutional Class	6,296,976	3,306,034
Total	$ 29,784,172	$ 22,138,802
From net realized gain
Class A	$ 21,177,159	$ 10,435,875
Class T	3,767,040	2,278,134
Class B	458,277	366,251
Class C	923,057	532,901
Institutional Class	5,772,466	1,830,552
Total	$ 32,097,999	$ 15,443,713
Advisor Freedom 2030
From net investment income
Class A	$ 20,115,725	$ 15,885,460
Class T	3,861,655	3,544,555
Class B	250,086	289,353
Class C	496,777	417,601
Institutional Class	7,084,294	3,756,974
Total	$ 31,808,537	$ 23,893,943

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2012	2011
Advisor Freedom 2030
From net realized gain
Class A	$ 21,297,759	$ 10,935,573
Class T	5,006,885	3,356,005
Class B	541,636	456,867
Class C	964,853	601,231
Institutional Class	6,438,059	2,149,289
Total	$ 34,249,192	$ 17,498,965
Advisor Freedom 2035
From net investment income
Class A	$ 12,155,921	$ 9,201,625
Class T	1,567,804	1,508,142
Class B	132,734	146,233
Class C	239,769	187,609
Institutional Class	4,415,268	2,214,118
Total	$ 18,511,496	$ 13,257,727
From net realized gain
Class A	$ 15,521,588	$ 7,122,431
Class T	2,563,657	1,471,380
Class B	353,335	242,360
Class C	553,791	289,817
Institutional Class	4,736,244	1,324,184
Total	$ 23,728,615	$ 10,450,172
Advisor Freedom 2040
From net investment income
Class A	$ 11,304,090	$ 9,382,608
Class T	2,585,003	2,437,956
Class B	196,144	218,091
Class C	369,059	307,296
Institutional Class	4,427,201	2,460,801
Total	$ 18,881,497	$ 14,806,752
From net realized gain
Class A	$ 14,726,886	$ 6,904,056
Class T	4,232,762	2,633,448
Class B	545,075	367,758
Class C	902,702	475,772
Institutional Class	4,860,648	1,452,252
Total	$ 25,268,073	$ 11,833,286
Advisor Freedom 2045
From net investment income
Class A	$ 4,503,330	$ 3,205,236
Class T	586,545	540,295
Class B	22,195	23,614
Class C	61,259	48,491
Institutional Class	1,884,896	787,743
Total	$ 7,058,225	$ 4,605,379
From net realized gain
Class A	$ 5,718,089	$ 2,227,851
Class T	942,329	459,052
Class B	60,090	35,506
Class C	143,108	61,596
Institutional Class	2,021,309	431,412
Total	$ 8,884,925	$ 3,215,417

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2012	2011
Advisor Freedom 2050
From net investment income
Class A	$ 2,879,907	$ 2,095,291
Class T	564,306	516,727
Class B	29,299	33,895
Class C	72,828	62,418
Institutional Class	1,357,377	619,924
Total	$ 4,903,717	$ 3,328,255
Advisor Freedom 2050
From net realized gain
Class A	$ 4,184,946	$ 1,473,391
Class T	1,020,104	457,203
Class B	90,871	48,699
Class C	200,027	81,250
Institutional Class	1,631,769	385,486
Total	$ 7,127,717	$ 2,446,029
Advisor Freedom 2055 A
From net investment income
Class A	$ 13,594	$ -
Class T	9,780	-
Class C	6,716	-
Institutional Class	23,208	-
Total	$ 53,298	$ -
From net realized gain
Class A	$ 18,902	$ -
Class T	15,866	-
Class C	15,322	-
Institutional Class	29,210	-
Total	$ 79,300	$ -

A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom Income
Class A
Shares sold	6,763,064	6,742,883	$ 73,229,954	$ 70,990,544
Reinvestment of distributions	309,472	307,703	3,322,953	3,244,142
Shares redeemed	(6,417,079)	(6,310,616)	(69,457,016)	(66,644,649)
Net increase (decrease)	655,457	739,970	$ 7,095,891	$ 7,590,037
Class T
Shares sold	2,077,443	2,537,111	$ 22,457,794	$ 26,724,748
Reinvestment of distributions	90,952	96,147	974,784	1,013,774
Shares redeemed	(2,331,629)	(2,373,124)	(25,241,205)	(25,096,544)
Net increase (decrease)	(163,234)	260,134	$ (1,808,627)	$ 2,641,978
Class B
Shares sold	6,072	88,084	$ 65,035	$ 914,898
Reinvestment of distributions	3,507	5,485	37,482	57,752
Shares redeemed	(109,320)	(245,009)	(1,183,454)	(2,582,330)
Net increase (decrease)	(99,741)	(151,440)	$ (1,080,937)	$ (1,609,680)
Class C
Shares sold	421,367	441,928	$ 4,564,257	$ 4,643,877
Reinvestment of distributions	17,199	18,498	183,797	195,080
Shares redeemed	(401,421)	(352,733)	(4,324,783)	(3,743,810)
Net increase (decrease)	37,145	107,693	$ 423,271	$ 1,095,147

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom Income
Institutional Class
Shares sold	3,628,852	2,556,329	$ 39,319,829	$ 27,181,011
Reinvestment of distributions	99,130	52,562	1,066,090	556,359
Shares redeemed	(1,251,597)	(1,356,615)	(13,568,839)	(14,424,513)
Net increase (decrease)	2,476,385	1,252,276	$ 26,817,080	$ 13,312,857
Advisor Freedom 2005
Class A
Shares sold	7,786,540	5,609,613	$ 87,322,424	$ 60,880,533
Reinvestment of distributions	412,506	325,191	4,511,865	3,555,363
Shares redeemed	(6,738,587)	(5,151,918)	(75,603,513)	(55,840,299)
Net increase (decrease)	1,460,459	782,886	$ 16,230,776	$ 8,595,597
Class T
Shares sold	1,024,147	730,487	$ 11,495,416	$ 7,924,718
Reinvestment of distributions	38,544	36,423	421,872	398,016
Shares redeemed	(1,004,234)	(1,062,251)	(11,236,630)	(11,498,714)
Net increase (decrease)	58,457	(295,341)	$ 680,658	$ (3,175,980)
Class B
Shares sold	3,744	8,537	$ 41,659	$ 90,002
Reinvestment of distributions	2,169	3,019	23,707	32,958
Shares redeemed	(73,115)	(90,010)	(821,480)	(981,855)
Net increase (decrease)	(67,202)	(78,454)	$ (756,114)	$ (858,895)
Class C
Shares sold	112,181	147,121	$ 1,248,134	$ 1,607,419
Reinvestment of distributions	11,279	10,949	122,598	119,425
Shares redeemed	(178,517)	(287,607)	(1,995,084)	(3,140,453)
Net increase (decrease)	(55,057)	(129,537)	$ (624,352)	$ (1,413,609)
Institutional Class
Shares sold	2,429,586	2,075,491	$ 27,506,243	$ 22,866,153
Reinvestment of distributions	101,406	57,924	1,115,392	637,888
Shares redeemed	(1,498,923)	(854,883)	(16,931,659)	(9,388,329)
Net increase (decrease)	1,032,069	1,278,532	$ 11,689,976	$ 14,115,712
Advisor Freedom 2010
Class A
Shares sold	17,608,014	16,095,416	$ 204,386,415	$ 180,711,445
Reinvestment of distributions	1,298,075	1,025,173	14,610,159	11,588,751
Shares redeemed	(17,499,800)	(16,025,057)	(202,700,755)	(178,906,727)
Net increase (decrease)	1,406,289	1,095,532	$ 16,295,819	$ 13,393,469
Class T
Shares sold	3,132,138	3,880,033	$ 36,364,131	$ 42,686,442
Reinvestment of distributions	294,000	290,165	3,301,119	3,253,690
Shares redeemed	(5,099,183)	(10,204,939)	(59,080,492)	(112,184,260)
Net increase (decrease)	(1,673,045)	(6,034,741)	$ (19,415,242)	$ (66,244,128)
Class B
Shares sold	30,105	93,857	$ 347,386	$ 1,003,129
Reinvestment of distributions	16,202	22,756	181,659	255,827
Shares redeemed	(610,001)	(858,645)	(7,070,261)	(9,618,220)
Net increase (decrease)	(563,694)	(742,032)	$ (6,541,216)	$ (8,359,264)
Class C
Shares sold	353,574	535,760	$ 4,060,801	$ 5,915,274
Reinvestment of distributions	61,010	56,804	680,336	637,277
Shares redeemed	(947,002)	(1,180,387)	(10,883,002)	(12,966,143)
Net increase (decrease)	(532,418)	(587,823)	$ (6,141,865)	$ (6,413,592)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom 2010
Institutional Class
Shares sold	6,849,441	5,627,504	$ 79,864,607	$ 63,470,104
Reinvestment of distributions	357,132	212,399	4,032,766	2,414,202
Shares redeemed	(3,758,825)	(3,110,566)	(43,759,019)	(34,999,374)
Net increase (decrease)	3,447,748	2,729,337	$ 40,138,354	$ 30,884,932
Advisor Freedom 2015
Class A
Shares sold	34,624,687	27,732,699	$ 399,860,256	$ 310,274,647
Reinvestment of distributions	2,528,175	1,841,287	28,303,874	20,720,499
Shares redeemed	(28,888,739)	(21,697,911)	(333,768,183)	(241,513,846)
Net increase (decrease)	8,264,123	7,876,075	$ 94,395,947	$ 89,481,300
Class T
Shares sold	5,394,979	5,882,611	$ 62,336,809	$ 65,251,137
Reinvestment of distributions	453,320	404,719	5,071,415	4,542,977
Shares redeemed	(7,739,962)	(7,251,020)	(89,491,495)	(80,629,160)
Net increase (decrease)	(1,891,663)	(963,690)	$ (22,083,271)	$ (10,835,046)
Class B
Shares sold	57,144	191,482	$ 659,696	$ 2,066,206
Reinvestment of distributions	41,296	42,030	461,175	470,481
Shares redeemed	(875,784)	(801,776)	(10,114,879)	(8,927,194)
Net increase (decrease)	(777,344)	(568,264)	$ (8,994,008)	$ (6,390,507)
Class C
Shares sold	1,085,862	1,233,517	$ 12,546,495	$ 13,642,003
Reinvestment of distributions	116,272	82,686	1,293,137	925,371
Shares redeemed	(1,205,400)	(1,381,438)	(13,842,650)	(15,136,214)
Net increase (decrease)	(3,266)	(65,235)	$ (3,018)	$ (568,840)
Institutional Class
Shares sold	15,140,133	10,948,482	$ 176,381,907	$ 123,310,581
Reinvestment of distributions	741,880	419,853	8,353,211	4,762,383
Shares redeemed	(6,686,950)	(4,028,135)	(77,631,931)	(45,224,559)
Net increase (decrease)	9,195,063	7,340,200	$ 107,103,187	$ 82,848,405
Advisor Freedom 2020
Class A
Shares sold	49,404,994	42,385,127	$ 593,663,103	$ 490,968,694
Reinvestment of distributions	3,987,583	2,789,668	46,179,945	32,676,917
Shares redeemed	(37,475,426)	(30,533,371)	(450,426,886)	(352,138,611)
Net increase (decrease)	15,917,151	14,641,424	$ 189,416,162	$ 171,507,000
Class T
Shares sold	8,792,460	10,333,537	$ 105,703,636	$ 118,202,049
Reinvestment of distributions	866,942	753,997	10,045,446	8,780,977
Shares redeemed	(12,474,056)	(20,539,717)	(149,794,855)	(233,180,192)
Net increase (decrease)	(2,814,654)	(9,452,183)	$ (34,045,773)	$ (106,197,166)
Class B
Shares sold	44,465	368,121	$ 529,456	$ 4,060,760
Reinvestment of distributions	74,204	82,240	856,002	957,119
Shares redeemed	(1,602,205)	(1,902,848)	(19,227,315)	(22,013,230)
Net increase (decrease)	(1,483,536)	(1,452,487)	$ (17,841,857)	$ (16,995,351)
Class C
Shares sold	1,454,135	1,664,023	$ 17,405,863	$ 18,885,357
Reinvestment of distributions	160,265	124,410	1,841,015	1,450,199
Shares redeemed	(1,828,349)	(1,991,323)	(21,813,476)	(22,726,168)
Net increase (decrease)	(213,949)	(202,890)	$ (2,566,598)	$ (2,390,612)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom 2020
Institutional Class
Shares sold	23,399,673	15,993,749	$ 282,767,751	$ 187,257,774
Reinvestment of distributions	1,189,695	601,425	13,857,103	7,094,949
Shares redeemed	(9,021,589)	(6,509,087)	(108,893,287)	(76,123,009)
Net increase (decrease)	15,567,779	10,086,087	$ 187,731,567	$ 118,229,714
Advisor Freedom 2025
Class A
Shares sold	48,848,908	37,031,547	$ 562,258,705	$ 413,280,512
Reinvestment of distributions	3,688,982	2,276,155	40,792,623	25,700,489
Shares redeemed	(29,982,380)	(25,478,996)	(345,037,796)	(283,196,123)
Net increase (decrease)	22,555,510	13,828,706	$ 258,013,532	$ 155,784,878
Class T
Shares sold	7,637,990	6,893,938	$ 88,292,253	$ 76,306,756
Reinvestment of distributions	584,870	434,732	6,482,700	4,920,153
Shares redeemed	(7,949,975)	(7,345,717)	(91,910,477)	(81,980,377)
Net increase (decrease)	272,885	(17,047)	$ 2,864,476	$ (753,468)
Class B
Shares sold	42,663	249,430	$ 486,555	$ 2,611,983
Reinvestment of distributions	55,370	50,463	608,468	566,440
Shares redeemed	(874,149)	(686,905)	(10,083,099)	(7,580,412)
Net increase (decrease)	(776,116)	(387,012)	$ (8,988,076)	$ (4,401,989)
Class C
Shares sold	1,292,036	1,289,642	$ 14,806,798	$ 14,187,941
Reinvestment of distributions	120,148	77,327	1,315,255	866,774
Shares redeemed	(951,921)	(1,165,343)	(10,872,825)	(12,701,967)
Net increase (decrease)	460,263	201,626	$ 5,249,228	$ 2,352,748
Institutional Class
Shares sold	21,538,187	13,417,346	$ 249,495,381	$ 152,104,559
Reinvestment of distributions	1,059,523	438,558	11,781,405	5,003,022
Shares redeemed	(6,697,811)	(3,507,339)	(77,533,692)	(39,481,295)
Net increase (decrease)	15,899,899	10,348,565	$ 183,743,094	$ 117,626,286
Advisor Freedom 2030
Class A
Shares sold	42,835,455	36,308,773	$ 516,945,396	$ 422,799,888
Reinvestment of distributions	3,546,218	2,244,767	41,015,516	26,598,860
Shares redeemed	(31,045,553)	(24,491,451)	(374,459,437)	(283,894,538)
Net increase (decrease)	15,336,120	14,062,089	$ 183,501,475	$ 165,504,210
Class T
Shares sold	8,388,334	10,464,373	$ 101,146,779	$ 120,222,230
Reinvestment of distributions	756,879	579,968	8,734,784	6,809,846
Shares redeemed	(9,670,716)	(17,532,281)	(116,676,153)	(199,844,267)
Net increase (decrease)	(525,503)	(6,487,940)	$ (6,794,590)	$ (72,812,191)
Class B
Shares sold	36,631	273,983	$ 434,470	$ 3,002,253
Reinvestment of distributions	63,872	58,164	732,818	683,212
Shares redeemed	(1,077,382)	(1,172,272)	(13,009,676)	(13,660,495)
Net increase (decrease)	(976,879)	(840,125)	$ (11,842,388)	$ (9,975,030)
Class C
Shares sold	1,073,369	1,166,069	$ 12,925,305	$ 13,411,785
Reinvestment of distributions	118,601	79,998	1,356,119	940,253
Shares redeemed	(1,245,011)	(1,516,187)	(14,990,414)	(17,340,843)
Net increase (decrease)	(53,041)	(270,120)	$ (708,990)	$ (2,988,805)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom 2030
Institutional Class
Shares sold	20,661,419	14,756,707	$ 250,301,603	$ 173,957,761
Reinvestment of distributions	1,142,818	486,184	13,249,779	5,794,863
Shares redeemed	(6,631,955)	(5,798,972)	(80,438,467)	(68,160,205)
Net increase (decrease)	15,172,282	9,443,919	$ 183,112,915	$ 111,592,419
Advisor Freedom 2035
Class A
Shares sold	34,768,661	27,970,555	$ 395,110,554	$ 308,468,907
Reinvestment of distributions	2,535,573	1,446,498	27,466,248	16,211,663
Shares redeemed	(22,595,877)	(17,409,245)	(256,243,586)	(190,855,839)
Net increase (decrease)	14,708,357	12,007,808	$ 166,333,216	$ 133,824,731
Class T
Shares sold	5,610,062	5,393,602	$ 63,400,892	$ 58,683,253
Reinvestment of distributions	373,246	260,979	4,025,458	2,909,844
Shares redeemed	(5,835,413)	(5,098,171)	(66,246,222)	(56,262,333)
Net increase (decrease)	147,895	556,410	$ 1,180,128	$ 5,330,764
Class B
Shares sold	16,340	181,743	$ 193,121	$ 1,860,461
Reinvestment of distributions	42,889	33,086	457,833	365,557
Shares redeemed	(542,682)	(449,264)	(6,109,260)	(4,866,708)
Net increase (decrease)	(483,453)	(234,435)	$ (5,458,306)	$ (2,640,690)
Class C
Shares sold	842,694	763,399	$ 9,496,396	$ 8,246,950
Reinvestment of distributions	70,870	40,998	755,598	453,892
Shares redeemed	(641,298)	(707,167)	(7,207,675)	(7,564,157)
Net increase (decrease)	272,266	97,230	$ 3,044,319	$ 1,136,685
Institutional Class
Shares sold	16,658,611	11,027,172	$ 189,846,559	$ 122,599,210
Reinvestment of distributions	818,992	303,802	8,903,922	3,441,276
Shares redeemed	(4,989,829)	(2,535,451)	(57,177,515)	(28,205,403)
Net increase (decrease)	12,487,774	8,795,523	$ 141,572,966	$ 97,835,083
Advisor Freedom 2040
Class A
Shares sold	27,553,613	24,772,426	$ 334,702,393	$ 290,957,352
Reinvestment of distributions	2,231,713	1,347,352	25,789,507	16,116,359
Shares redeemed	(19,786,758)	(18,286,233)	(240,137,054)	(213,969,269)
Net increase (decrease)	9,998,568	7,833,545	$ 120,354,846	$ 93,104,442
Class T
Shares sold	6,790,457	7,976,427	$ 82,309,118	$ 92,151,888
Reinvestment of distributions	582,365	422,557	6,718,555	5,006,423
Shares redeemed	(7,839,034)	(13,512,695)	(95,324,860)	(155,218,830)
Net increase (decrease)	(466,212)	(5,113,711)	$ (6,297,187)	$ (58,060,519)
Class B
Shares sold	34,162	209,959	$ 399,867	$ 2,309,982
Reinvestment of distributions	59,748	46,081	684,139	543,523
Shares redeemed	(833,809)	(873,544)	(10,085,732)	(10,194,639)
Net increase (decrease)	(739,899)	(617,504)	$ (9,001,726)	$ (7,341,134)
Class C
Shares sold	941,734	1,118,317	$ 11,282,554	$ 12,931,197
Reinvestment of distributions	105,857	63,034	1,207,626	745,182
Shares redeemed	(1,037,963)	(1,361,404)	(12,466,739)	(15,808,490)
Net increase (decrease)	9,628	(180,053)	$ 23,441	$ (2,132,111)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom 2040
Institutional Class
Shares sold	14,522,651	11,010,598	$ 176,901,050	$ 130,588,540
Reinvestment of distributions	769,888	311,564	8,925,684	3,751,417
Shares redeemed	(5,040,997)	(4,767,648)	(61,648,732)	(56,587,880)
Net increase (decrease)	10,251,542	6,554,514	$ 124,178,002	$ 77,752,077
Advisor Freedom 2045
Class A
Shares sold	19,758,396	15,649,671	$ 185,621,088	$ 142,479,055
Reinvestment of distributions	1,134,594	580,532	10,161,242	5,409,938
Shares redeemed	(11,463,161)	(7,686,625)	(107,406,601)	(69,866,274)
Net increase (decrease)	9,429,829	8,543,578	$ 88,375,729	$ 78,022,719
Class T
Shares sold	3,401,988	3,458,321	$ 31,874,287	$ 31,367,898
Reinvestment of distributions	166,144	106,232	1,483,402	986,814
Shares redeemed	(3,169,427)	(2,489,332)	(30,052,164)	(22,900,338)
Net increase (decrease)	398,705	1,075,221	$ 3,305,525	$ 9,454,374
Class B
Shares sold	1,569	64,679	$ 14,905	$ 553,980
Reinvestment of distributions	8,926	6,187	79,324	57,081
Shares redeemed	(82,138)	(76,608)	(781,057)	(675,735)
Net increase (decrease)	(71,643)	(5,742)	$ (686,828)	$ (64,674)
Class C
Shares sold	354,761	358,203	$ 3,296,660	$ 3,208,567
Reinvestment of distributions	22,645	11,564	200,564	107,229
Shares redeemed	(230,539)	(201,823)	(2,135,319)	(1,842,121)
Net increase (decrease)	146,867	167,944	$ 1,361,905	$ 1,473,675
Institutional Class
Shares sold	10,643,520	5,606,405	$ 100,329,191	$ 52,004,125
Reinvestment of distributions	428,124	128,213	3,841,804	1,205,418
Shares redeemed	(2,737,721)	(1,215,140)	(25,923,441)	(11,202,214)
Net increase (decrease)	8,333,923	4,519,478	$ 78,247,554	$ 42,007,329
Advisor Freedom 2050
Class A
Shares sold	15,354,022	11,629,928	$ 142,028,423	$ 104,240,785
Reinvestment of distributions	796,372	385,855	6,986,139	3,532,343
Shares redeemed	(9,162,643)	(5,707,133)	(84,488,019)	(51,265,603)
Net increase (decrease)	6,987,751	6,308,650	$ 64,526,543	$ 56,507,525
Class T
Shares sold	3,433,527	3,483,884	$ 31,583,600	$ 30,992,620
Reinvestment of distributions	179,974	106,163	1,573,378	968,745
Shares redeemed	(3,058,786)	(2,786,022)	(28,457,436)	(24,961,552)
Net increase (decrease)	554,715	804,025	$ 4,699,542	$ 6,999,813
Class B
Shares sold	8,292	110,536	$ 76,015	$ 933,871
Reinvestment of distributions	13,247	8,784	114,938	79,624
Shares redeemed	(110,174)	(119,007)	(1,015,943)	(1,034,921)
Net increase (decrease)	(88,635)	313	$ (824,990)	$ (21,426)
Class C
Shares sold	463,409	389,030	$ 4,275,978	$ 3,445,107
Reinvestment of distributions	30,263	14,950	262,422	136,149
Shares redeemed	(313,018)	(306,396)	(2,839,212)	(2,713,863)
Net increase (decrease)	180,654	97,584	$ 1,699,188	$ 867,393

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom 2050
Institutional Class
Shares sold	8,780,555	4,230,159	$ 81,542,570	$ 38,199,787
Reinvestment of distributions	329,360	107,698	2,895,515	985,312
Shares redeemed	(2,296,393)	(2,667,285)	(21,259,966)	(24,080,596)
Net increase (decrease)	6,813,522	1,670,572	$ 63,178,119	$ 15,104,503
Advisor Freedom 2055 A
Class A
Shares sold	311,914	-	$ 3,010,798	$ -
Reinvestment of distributions	3,701	-	32,496	-
Shares redeemed	(43,427)	-	(412,755)	-
Net increase (decrease)	272,188	-	$ 2,630,539	$ -
Class T
Shares sold	145,637	-	$ 1,433,545	$ -
Reinvestment of distributions	2,921	-	25,646	-
Shares redeemed	(488)	-	(4,666)	-
Net increase (decrease)	148,070	-	$ 1,454,525	$ -
Class C
Shares sold	114,214	-	$ 1,133,007	$ -
Reinvestment of distributions	2,506	-	22,001	-
Shares redeemed	(977)	-	(8,833)	-
Net increase (decrease)	115,743	-	$ 1,146,175	$ -
Institutional Class
Shares sold	251,229	-	$ 2,494,347	$ -
Reinvestment of distributions	5,970	-	52,418	-
Shares redeemed	(779)	-	(7,517)	-
Net increase (decrease)	256,420	-	$ 2,539,248	$ -

A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 67% of the total outstanding shares of the Advisor Freedom 2055 Fund.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020	Fidelity Advisor Freedom 2025	Fidelity Advisor Freedom 2030
Fidelity Advisor Growth & Income Fund	-	-	10%
Fidelity Advisor Large Cap Fund	10%	10%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	59%
Fidelity Advisor Large Cap Fund	66%
Fidelity Advisor Short Fixed-Income Fund	21%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund (the Funds), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund as of March 31, 2012, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 432 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/07/12	05/04/12	$0.004	$0.027
Class T	05/07/12	05/04/12	$0.002	$0.027
Class B	05/07/12	05/04/12	$0.000	$0.027
Class C	05/07/12	05/04/12	$0.000	$0.027
Fidelity Advisor Freedom 2005 Fund
Class A	05/07/12	05/04/12	$0.023	$0.000
Class T	05/07/12	05/04/12	$0.015	$0.000
Class B	05/07/12	05/04/12	$0.000	$0.000
Class C	05/07/12	05/04/12	$0.000	$0.000
Fidelity Advisor Freedom 2010 Fund
Class A	05/07/12	05/04/12	$0.024	$0.000
Class T	05/07/12	05/04/12	$0.016	$0.000
Class B	05/07/12	05/04/12	$0.000	$0.000
Class C	05/07/12	05/04/12	$0.002	$0.000
Fidelity Advisor Freedom 2015 Fund
Class A	05/14/12	05/11/12	$0.023	$0.000
Class T	05/14/12	05/11/12	$0.016	$0.000
Class B	05/14/12	05/11/12	$0.000	$0.000
Class C	05/14/12	05/11/12	$0.000	$0.000
Fidelity Advisor Freedom 2020 Fund
Class A	05/07/12	05/04/12	$0.024	$0.000
Class T	05/07/12	05/04/12	$0.016	$0.000
Class B	05/07/12	05/04/12	$0.000	$0.000
Class C	05/07/12	05/04/12	$0.000	$0.000
Fidelity Advisor Freedom 2025 Fund
Class A	05/07/12	05/04/12	$0.020	$0.000
Class T	05/07/12	05/04/12	$0.013	$0.000
Class B	05/07/12	05/04/12	$0.000	$0.000
Class C	05/07/12	05/04/12	$0.000	$0.000
Fidelity Advisor Freedom 2030 Fund
Class A	05/07/12	05/04/12	$0.020	$0.000
Class T	05/07/12	05/04/12	$0.013	$0.000
Class B	05/07/12	05/04/12	$0.000	$0.000
Class C	05/07/12	05/04/12	$0.000	$0.000
Fidelity Advisor Freedom 2035 Fund
Class A	05/07/12	05/04/12	$0.013	$0.000
Class T	05/07/12	05/04/12	$0.006	$0.000
Class B	05/07/12	05/04/12	$0.000	$0.000
Class C	05/07/12	05/04/12	$0.000	$0.000
Fidelity Advisor Freedom 2040 Fund
Class A	05/07/12	05/04/12	$0.013	$0.000
Class T	05/07/12	05/04/12	$0.005	$0.000
Class B	05/07/12	05/04/12	$0.000	$0.000
Class C	05/07/12	05/04/12	$0.000	$0.000
	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom 2045 Fund
Class A	05/14/12	05/11/12	$0.010	$0.118
Class T	05/14/12	05/11/12	$0.004	$0.118
Class B	05/14/12	05/11/12	$0.000	$0.118
Class C	05/14/12	05/11/12	$0.000	$0.118
Fidelity Advisor Freedom 2050 Fund
Class A	05/14/12	05/11/12	$0.008	$0.018
Class T	05/14/12	05/11/12	$0.000	$0.018
Class B	05/14/12	05/11/12	$0.000	$0.018
Class C	05/14/12	05/11/12	$0.000	$0.018
Fidelity Advisor Freedom 2055 Fund
Class A	05/14/12	05/11/12	$0.003	$0.049
Class T	05/14/12	05/11/12	$0.000	$0.049
Class C	05/14/12	05/11/12	$0.000	$0.049

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$752,796
Fidelity Advisor Freedom 2045 Fund	$8,098,368
Fidelity Advisor Freedom 2050 Fund	$956,767
Fidelity Advisor Freedom 2055 Fund	$57,026

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	21.93%
Class T	21.93%
Class B	21.93%
Class C	21.93%
Fidelity Advisor Freedom 2005 Fund
Class A	14.49%
Class T	14.49%
Class B	14.49%
Class C	14.49%
Fidelity Advisor Freedom 2010 Fund
Class A	13.53%
Class T	13.53%
Class B	13.53%
Class C	13.53%
Fidelity Advisor Freedom 2015 Fund
Class A	13.03%
Class T	13.03%
Class B	13.03%
Class C	13.03%
Fidelity Advisor Freedom 2020 Fund
Class A	10.00%
Class T	10.00%
Class B	10.00%
Class C	10.00%
Fidelity Advisor Freedom 2025 Fund
Class A	6.48%
Class T	6.48%
Class B	6.48%
Class C	6.48%
Fidelity Advisor Freedom 2030 Fund
Class A	3.97%
Class T	3.97%
Class B	3.97%
Class C	3.97%
Fidelity Advisor Freedom 2035 Fund
Class A	1.45%
Class T	1.45%
Class B	1.45%
Class C	1.45%
Fidelity Advisor Freedom 2040 Fund
Class A	1.23%
Class T	1.23%
Class B	1.23%
Class C	1.23%
Fidelity Advisor Freedom 2045 Fund
Class A	0.72%
Class T	0.72%
Class B	0.72%
Class C	0.72%
Fidelity Advisor Freedom 2050 Fund
Class A	0.21%
Class T	0.21%
Class B	0.21%
Class C	0.21%
Fidelity Advisor Freedom 2055 Fund
Class A	0.03%
Class T	0.03%
Class C	0.03%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
May 2011	5%	6%	8%	8%
June 2011	8%	10%	34%	34%
July 201	7%	11%	66%	66%
August 2011	8%	9%	19%	16%
September 2011	7%	12%	59%	59%
October 2011	8%	9%	21%	28%
November 2011	8%	9%	21%	21%
December 2011 (Ex-Date 12/02/11)	8%	10%	31%	31%
December 2011 (Ex-Date 12/29/11)	8%	8%	9%	9%
February 2012	0%	0%	0%	0%
March 2012	0%	0%	0%	0%
	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom 2005 Fund
May 2011	2%	2%	12%	0%
December 2011	13%	14%	19%	17%
Fidelity Advisor Freedom 2010 Fund
May 2011	2%	2%	8%	5%
December 2011	14%	15%	19%	18%
Fidelity Advisor Freedom 2015 Fund
May 2011	2%	2%	4%	4%
December 2011	14%	15%	19%	18%
Fidelity Advisor Freedom 2020 Fund
May 2011	1%	1%	3%	2%
December 2011	15%	17%	20%	20%
Fidelity Advisor Freedom 2025 Fund
May 2011	2%	3%	6%	5%
December 2011	17%	19%	23%	22%
Fidelity Advisor Freedom 2030 Fund
May 2011	1%	1%	3%	3%
December 2011	18%	19%	24%	23%
Fidelity Advisor Freedom 2035 Fund
May 2011	3%	4%	9%	8%
December 2011	21%	22%	27%	26%
Fidelity Advisor Freedom 2040 Fund
May 2011	7%	9%	14%	14%
December 2011	21%	22%	27%	26%
Fidelity Advisor Freedom 2045 Fund
May 2011	1%	2%	4%	3%
December 2011	21%	23%	28%	27%
Fidelity Advisor Freedom 2050 Fund
May 2011	3%	5%	11%	10%
December 2011	22%	23%	29%	28%
Fidelity Advisor Freedom 2055 Fund
December 2011	22%	24%	0%	26%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
May 2011	8%	9%	12%	12%
June 2011	12%	15%	51%	51%
July 201	11%	17%	98%	98%
August 2011	12%	15%	29%	24%
September 2011	11%	18%	87%	87%
October 2011	12%	14%	32%	42%
November 2011	12%	15%	32%	32%
December 2011 (Ex-Date 12/02/11)	12%	16%	46%	46%
December 2011 (Ex-Date 12/29/11)	13%	13%	13%	13%
February 2012	0%	0%	0%	0%
March 2012	0%	0%	0%	0%
	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom 2005 Fund
May 2011	4%	5%	23%	0%
December 2011	19%	21%	28%	26%
Fidelity Advisor Freedom 2010 Fund
May 2011	4%	5%	15%	10%
December 2011	21%	23%	29%	28%
Fidelity Advisor Freedom 2015 Fund
May 2011	4%	5%	9%	8%
December 2011	21%	23%	29%	27%
Fidelity Advisor Freedom 2020 Fund
May 2011	5%	6%	15%	12%
December 2011	23%	25%	31%	30%
Fidelity Advisor Freedom 2025 Fund
May 2011	5%	6%	13%	11%
December 2011	26%	28%	34%	33%
Fidelity Advisor Freedom 2030 Fund
May 2011	6%	7%	15%	13%
December 2011	27%	29%	36%	34%
Fidelity Advisor Freedom 2035 Fund
May 2011	7%	9%	21%	17%
December 2011	31%	34%	41%	39%
Fidelity Advisor Freedom 2040 Fund
May 2011	7%	8%	13%	12%
December 2011	31%	34%	40%	39%
Fidelity Advisor Freedom 2045 Fund
May 2011	7%	9%	18%	16%
December 2011	32%	35%	42%	40%
Fidelity Advisor Freedom 2050 Fund
May 2011	8%	10%	23%	21%
December 2011	33%	36%	43%	42%
Fidelity Advisor Freedom 2055 Fund
December 2011	33%	35%	0%	40%

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFF-UANN-0512
1.792134.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 - Institutional Class

Annual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Freedom Income Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	3.58%	3.89%	4.36%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
$10,000
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$14,491 Fidelity Advisor Freedom Income Fund - Institutional Class
$15,636 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	2.67%	2.84%	4.83%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,200
2004
2005
2006
2007
2008
2009
2010
2011
'12

Period Ending Values

$14,861 Fidelity Advisor Freedom 2005 Fund - Institutional Class

$15,596 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	2.97%	3.18%	5.39%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,400
2004
2005
2006
2007
2008
2009
2010
2011
'12

Period Ending Values

$15,781 Fidelity Advisor Freedom 2010 Fund - Institutional Class

$15,636 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2015 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	3.01%	2.89%	5.40%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,700
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$15,560 Fidelity Advisor Freedom 2015 Fund - Institutional Class
$15,786 S&P 500® Index

Annual Report

Fidelity Advisor Freedom 2020 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	2.39%	2.13%	5.88%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,300
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$16,436 Fidelity Advisor Freedom 2020 Fund - InstitutionalClass
$17,106 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2025 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	1.84%	2.01%	5.39%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,700
2004
2005
2006
2007
2008
2009
2010
2011
'12

Period Ending Values

$15,550 Fidelity Advisor Freedom 2025 Fund - Institutional Class

$15,786 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2030 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	1.57%	1.10%	5.81%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,300
2004
2005
2006
2007
2008
2009
2010
2011
'12

Period Ending Values

$16,341 Fidelity Advisor Freedom 2030 Fund - Institutional Class

$17,106 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2035 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	0.71%	0.99%	5.14%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

16,500
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,700
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$15,236 Fidelity Advisor Freedom 2035 Fund - InstitutionalClass
$15,786 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	0.61%	0.71%	5.92%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,300
2004
2005
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$16,493 Fidelity Advisor Freedom 2040 Fund - Institutional Class
$17,106 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	0.45%	0.62%	2.51%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

13,000
12,000
11,000
10,000
9,000
8,000
7,000
$5,900
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$11,554 Fidelity Advisor Freedom 2045 Fund - Institutional Class
$12,400 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Institutional Class	0.02%	0.36%	2.30%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
$5,700
2006
2007
2008
2009
2010
2011
'12
Period Ending Values
$11,421 Fidelity Advisor Freedom 2050 Fund - InstitutionalClass
$12,400 S&P 500 Index

Annual Report

Fidelity Advisor Freedom® 2055 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor Freedom 2055 Fund's - Institutional Class cumulative total return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2055 Fund - Institutional Class, a class of the fund, on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

11,000
10,500
10,000
9,500
9,000
8,500
$8,300
2011
'12
Period Ending Values
$10,051 Fidelity Advisor Freedom 2055 Fund - InstitutionalClass
$10,910 S&P 500 Index

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rebounded sharply after a summer swoon, as signs of stabilization in the eurozone and better-than-expected U.S. economic and job growth sparked a strong late-period rally that helped several major equity benchmarks notch their biggest first-quarter percentage gains since 1998. Stocks began the 12-month period ending March 31, 2012, on good footing, but the deepening financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade conspired against them throughout the summer and early fall. In October, however, stocks staged a spirited recovery, as investors regained their appetite for riskier assets, supported by improved manufacturing, consumer and employment data. The rally accelerated later in the period and the market broadened beyond high-quality large-cap companies as investor confidence continued to improve. For the full 12 months, the S&P 500® Index rose 8.54%, while the technology-heavy Nasdaq Composite® Index gained 12.31%. Six consecutive months of advances to end the period helped lift the blue-chip-laden Dow Jones Industrial AverageSM 10.18% for the year, and post its best first-quarter point gain in history. Looking abroad, prevailing debt woes curbed results for foreign developed-markets stocks, with the MSCI® EAFE® (Europe, Australasia, Far East) Index falling 5.65%. Meanwhile, U.S. high-yield bonds experienced a similar recovery to domestic equities, finishing the year up 5.63%, as measured by The BofA Merrill LynchSM US High Yield Constrained Index. Periodic flights to safety, especially during the first half of the period, bolstered U.S. investment-grade debt for the 12 months overall, with the Barclays® U.S. Aggregate Bond Index gaining 7.71%.

Comments from Christopher Sharpe, Co-Portfolio Manager of Fidelity Advisor Freedom Funds®, and Andrew Dierdorf, who became Co-Portfolio Manager on June 21, 2011: For the year, the Institutional Class shares of the Advisor Freedom Funds posted a positive absolute return, with the shorter-dated, more-conservative funds - for those shareholders closer to or in retirement - faring the best. In relative terms, the Institutional Class shares of the Advisor Freedom Funds underperformed their respective Composite benchmarks, largely due to weak results from our underlying domestic equity funds. The performance for the Institutional Class shares of Advisor Freedom 2055, which commenced operations in June 2011, was positive on an absolute basis, but also fell short of its Composite index. (For specific Fund results, please refer to the performance section of this report.) Our underlying actively managed equity funds struggled for much of the year, as stocks were influenced more by macro factors than by the fundamental value of individual companies and tended to move in unison - unfavorable conditions for bottom-up security selection. That said, the stock picking environment improved dramatically in the first quarter of 2012, with the market broadening beyond high-quality, large-cap, dividend-yielding companies. Despite the welcome change in climate, the Funds' U.S. equity and non-U.S. equity asset classes finished behind their respective benchmark indexes for the full year, which was detrimental to the relative performance for each of the Funds, but especially the longer-dated Funds with higher allocations to these two categories. In aggregate, the Funds' underlying U.S. equity investments could not keep pace with the 7.28% increase of the Dow Jones U.S. Total Stock Market IndexSM. Fidelity® Series Large Cap Value Fund and Fidelity® Series All-Sector Equity Fund - each weighed down by unfavorable security selection - held back the relative performance of the Funds' U.S. equity investments. Fidelity Series Commodity Strategy Fund also detracted during the period. Slower economic growth, especially in developing countries such as China, resulted in declining demand for the base metals segment of commodities, which includes aluminum, copper, nickel and zinc. On a positive note, Fidelity Series 100 Index Fund and Fidelity Advisor® Growth & Income Fund each outpaced the Dow Jones index. Turning to the non-U.S. equity asset class, the Funds' underlying investments, in aggregate, underperformed the benchmark, the MSCI® EAFE® (Europe, Australasia, Far East) Index, which declined 5.65%. Here, Fidelity Series International Value Fund was the biggest detractor for the period, experiencing a double-digit decline. Fidelity Series Emerging Markets Fund also hurt performance. Emerging markets suffered from a lackluster outlook for economic growth within developing countries, as well as investors shunning riskier investments for most of the period. Conversely, Fidelity Series International Growth Fund and Fidelity Series International Small Cap Fund - despite the latter's modest decline - were bright spots within the foreign equity asset class, as each beat the MSCI® EAFE® index. The Funds' fixed-income investments - particularly the higher-quality securities included in the investment-grade bond category - were the strongest contributors in an environment where investors favored perceived safety and interest rates remained at a historical low. However, the Funds' investments in the bond asset class, in aggregate, fell just short of the Barclays® U.S. Aggregate Bond Index - which rose 7.71% - mainly because of their allocation to Fidelity Series High Income Fund. Even though this underlying high-yield fund posted a solid single-digit gain, it lagged the investment-grade benchmark, therefore weighing on the Funds' overall relative performance. Fidelity Advisor® Strategic Real Return Fund, which was removed from the suite of underlying bond funds in this asset class in the fall, also hurt results. Conversely, the Funds' position in Fidelity Series Investment Grade Bond Fund edged the Barclays index, helping the Funds narrow the performance gap. In the short-term debt asset class, Fidelity Advisor Short Fixed-Income Fund helped the Funds solidly outpace the 0.07% result of the Barclays® U.S. 3 Month Treasury Bellwether Index.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,058.60	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,056.60	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,053.80	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,054.90	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,059.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,096.20	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,094.90	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class B	1.00%
Actual		$ 1,000.00	$ 1,092.30	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,092.10	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,097.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,117.90	$ 1.32
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,116.90	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,113.00	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,113.00	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,119.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,120.30	$ 1.33
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,119.20	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,116.30	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,116.70	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,122.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,137.90	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,135.60	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class B	1.00%
Actual		$ 1,000.00	$ 1,133.50	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,133.10	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,139.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,159.70	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,158.10	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,155.20	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,154.60	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,161.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,167.10	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,164.20	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,162.30	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,162.90	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,168.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,187.00	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,184.50	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class B	1.00%
Actual		$ 1,000.00	$ 1,182.70	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,181.80	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,188.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,189.10	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,188.10	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,185.40	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,184.70	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,190.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,195.00	$ 1.37
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,192.10	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class B	1.00%
Actual		$ 1,000.00	$ 1,190.10	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,190.20	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,196.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,202.00	$ 1.38
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,200.40	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class B	1.00%
Actual		$ 1,000.00	$ 1,197.40	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class C	1.00%
Actual		$ 1,000.00	$ 1,196.80	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,203.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,205.40	$ 1.38
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,203.40	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.50	$ 2.53
Class C	1.00%
Actual		$ 1,000.00	$ 1,201.60	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,206.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	0.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.3	1.2
Fidelity Advisor Growth & Income Fund Institutional Class	1.9	1.7
Fidelity Advisor Large Cap Fund Institutional Class	1.8	1.7
Fidelity Advisor Small Cap Fund Institutional Class	0.6	0.6
Fidelity Series 100 Index Fund	1.6	1.5
Fidelity Series All-Sector Equity Fund	2.6	2.5
Fidelity Series Large Cap Value Fund	2.5	2.3
Fidelity Series Real Estate Equity Fund	0.1	0.0
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	13.0	12.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.2
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.2
Fidelity Series International Growth Fund	1.9	1.6
Fidelity Series International Small Cap Fund	0.4	0.3
Fidelity Series International Value Fund	1.9	1.5
	4.2	3.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.4
Fidelity Series Floating Rate High Income Fund	1.0	0.0
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.5	0.0
	6.7	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	12.0	11.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	4.1
Fidelity Series Investment Grade Bond Fund	21.4	20.5
	21.4	24.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	17.8	20.0
Fidelity Institutional Money Market Portfolio Institutional Class	21.8	21.5
	39.6	41.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.9%
Domestic Equity Funds	13.0%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.4%
Short-Term Funds	39.6%

Six months ago
Commodity Funds	0.7%
Domestic Equity Funds	12.1%
Developed International Equity Funds	3.8%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	11.2%
Investment Grade Bond Funds	24.6%
Short-Term Funds	41.5%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund	650,631	$ 5,868,696
Domestic Equity Funds - 13.0%
Fidelity Advisor Equity Growth Fund Institutional Class	59,715	3,982,962
Fidelity Advisor Growth & Income Fund Institutional Class	289,489	5,665,297
Fidelity Advisor Large Cap Fund Institutional Class	263,767	5,581,314
Fidelity Advisor Small Cap Fund Institutional Class	75,699	1,909,138
Fidelity Series 100 Index Fund	489,006	4,865,610
Fidelity Series All-Sector Equity Fund	603,133	7,720,105
Fidelity Series Large Cap Value Fund	654,512	7,402,536
Fidelity Series Real Estate Equity Fund	25,743	304,027
Fidelity Series Small Cap Opportunities Fund	159,579	1,859,093
TOTAL DOMESTIC EQUITY FUNDS		39,290,082
TOTAL DOMESTIC EQUITY FUNDS (Cost $37,262,969)		45,158,778
International Equity Funds - 5.4%

Developed International Equity Funds - 4.2%
Fidelity Series International Growth Fund	509,262	5,820,868
Fidelity Series International Small Cap Fund	98,243	1,178,914
Fidelity Series International Value Fund	649,035	5,692,035
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		12,691,817
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	228,255	3,763,922
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,761,358)		16,455,739
Bond Funds - 40.1%
	Shares	Value
High Yield Bond Funds - 6.7%
Fidelity Series Emerging Markets Debt Fund	132,671	$ 1,378,449
Fidelity Series Floating Rate High Income Fund	303,817	3,156,658
Fidelity Series High Income Fund	1,444,342	14,298,981
Fidelity Series Real Estate Income Fund	149,429	1,604,870
TOTAL HIGH YIELD BOND FUNDS		20,438,958
Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund	3,227,916	36,346,330
Investment Grade Bond Funds - 21.4%
Fidelity Series Investment Grade Bond Fund	5,538,466	64,744,664
TOTAL BOND FUNDS (Cost $114,913,861)		121,529,952
Short-Term Funds - 39.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,825,332	54,117,331
Fidelity Institutional Money Market Portfolio Institutional Class	66,026,447	66,026,447
TOTAL SHORT-TERM FUNDS (Cost $119,730,318)		120,143,778
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $287,668,506)		303,288,247
NET OTHER ASSETS (LIABILITIES) - 0.0%		(75,747)
NET ASSETS - 100%		$ 303,212,500
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $287,668,506) - See accompanying schedule		$ 303,288,247
Receivable for investments sold		1,576,665
Receivable for fund shares sold		373,168
Total assets		305,238,080

Liabilities
Payable for investments purchased	$ 1,084
Payable for fund shares redeemed	1,949,349
Distribution and service plan fees payable	75,147
Total liabilities		2,025,580

Net Assets		$ 303,212,500
Net Assets consist of:
Paid in capital		$ 287,356,880
Undistributed net investment income		219,506
Accumulated undistributed net realized gain (loss) on investments		16,373
Net unrealized appreciation (depreciation) on investments		15,619,741
Net Assets		$ 303,212,500

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($166,658,004 ÷ 15,185,220 shares)		$ 10.98

Maximum offering price per share (100/94.25 of $10.98)		$ 11.65
Class T: Net Asset Value and redemption price per share ($56,246,344 ÷ 5,130,192 shares)		$ 10.96

Maximum offering price per share (100/96.50 of $10.96)		$ 11.36
Class B: Net Asset Value and offering price per share ($2,889,256 ÷ 263,565 shares)A		$ 10.96

Class C: Net Asset Value and offering price per share ($17,170,415 ÷ 1,567,253 shares)A		$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,248,481 ÷ 5,478,238 shares)		$ 11.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012
Investment Income
Income distributions from underlying funds		$ 4,576,458

Expenses
Distribution and service plan fees	$ 884,902
Independent trustees' compensation	990
Total expenses before reductions	885,892
Expense reductions	(990)	884,902
Net investment income (loss)		3,691,556
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,005,029
Capital gain distributions from underlying funds	3,709,523
Total net realized gain (loss)		4,714,552
Change in net unrealized appreciation (depreciation) on underlying funds		871,075
Net gain (loss)		5,585,627
Net increase (decrease) in net assets resulting from operations		$ 9,277,183

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,691,556	$ 3,526,559
Net realized gain (loss)	4,714,552	4,033,665
Change in net unrealized appreciation (depreciation)	871,075	9,997,963
Net increase (decrease) in net assets resulting from operations	9,277,183	17,558,187
Distributions to shareholders from net investment income	(3,668,106)	(3,602,671)
Distributions to shareholders from net realized gain	(2,101,589)	(1,619,868)
Total distributions	(5,769,695)	(5,222,539)
Share transactions - net increase (decrease)	31,446,678	23,030,339
Total increase (decrease) in net assets	34,954,166	35,365,987

Net Assets
Beginning of period	268,258,334	232,892,347
End of period (including undistributed net investment income of $219,506 and undistributed net investment income of $222,243, respectively)	$ 303,212,500	$ 268,258,334

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.35	$ 8.74	$ 10.46	$ 10.74
Income from Investment Operations
Net investment income (loss) C	.15	.16	.22	.29	.40
Net realized and unrealized gain (loss)	.21	.57	1.66	(1.60)	(.21)
Total from investment operations	.36	.73	1.88	(1.31)	.19
Distributions from net investment income	(.15)	(.16)	(.22)	(.30)	(.40)
Distributions from net realized gain	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.23)	(.23)	(.27) G	(.41)	(.47) F
Net asset value, end of period	$ 10.98	$ 10.85	$ 10.35	$ 8.74	$ 10.46
Total Return A, B	3.34%	7.11%	21.74%	(12.78)%	1.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.48%	2.19%	3.03%	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,658	$ 157,695	$ 142,691	$ 93,865	$ 87,469
Portfolio turnover rate	24%	35%	31%	44%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.34	$ 8.73	$ 10.45	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.12	.13	.19	.27	.38
Net realized and unrealized gain (loss)	.20	.57	1.67	(1.61)	(.22)
Total from investment operations	.32	.70	1.86	(1.34)	.16
Distributions from net investment income	(.12)	(.13)	(.19)	(.27)	(.38)
Distributions from net realized gain	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.20)	(.20)	(.25) G	(.38)	(.44) F
Net asset value, end of period	$ 10.96	$ 10.84	$ 10.34	$ 8.73	$ 10.45
Total Return A, B	3.01%	6.85%	21.47%	(13.03)%	1.48%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.23%	1.94%	2.78%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,246	$ 57,404	$ 52,047	$ 42,675	$ 44,882
Portfolio turnover rate	24%	35%	31%	44%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.33	$ 8.72	$ 10.44	$ 10.72
Income from Investment Operations
Net investment income (loss) C	.07	.08	.14	.22	.32
Net realized and unrealized gain (loss)	.19	.58	1.67	(1.60)	(.21)
Total from investment operations	.26	.66	1.81	(1.38)	.11
Distributions from net investment income	(.07)	(.08)	(.14)	(.23)	(.32)
Distributions from net realized gain	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.14) H	(.15)	(.20) G	(.34)	(.39) F
Net asset value, end of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.44
Total Return A, B	2.47%	6.39%	20.86%	(13.48)%	.97%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.73%	1.44%	2.28%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,889	$ 3,938	$ 5,319	$ 4,282	$ 5,539
Portfolio turnover rate	24%	35%	31%	44%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.33	$ 8.72	$ 10.43	$ 10.71
Income from Investment Operations
Net investment income (loss) C	.07	.08	.14	.22	.32
Net realized and unrealized gain (loss)	.20	.58	1.67	(1.60)	(.21)
Total from investment operations	.27	.66	1.81	(1.38)	.11
Distributions from net investment income	(.07)	(.08)	(.14)	(.22)	(.32)
Distributions from net realized gain	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.15)	(.15)	(.20) G	(.33)	(.39) F
Net asset value, end of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.43
Total Return A, B	2.50%	6.42%	20.83%	(13.41)%	.97%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.73%	1.44%	2.28%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,170	$ 16,581	$ 14,697	$ 11,362	$ 14,718
Portfolio turnover rate	24%	35%	31%	44%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.37	$ 8.75	$ 10.48	$ 10.76
Income from Investment Operations
Net investment income (loss) B	.18	.18	.24	.31	.43
Net realized and unrealized gain (loss)	.20	.57	1.68	(1.61)	(.21)
Total from investment operations	.38	.75	1.92	(1.30)	.22
Distributions from net investment income	(.17)	(.19)	(.24)	(.32)	(.43)
Distributions from net realized gain	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.25)	(.25) H	(.30) G	(.43)	(.50) F
Net asset value, end of period	$ 11.00	$ 10.87	$ 10.37	$ 8.75	$ 10.48
Total Return A	3.58%	7.36%	22.16%	(12.63)%	2.00%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.73%	2.44%	3.28%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,248	$ 32,640	$ 18,137	$ 8,461	$ 9,119
Portfolio turnover rate	24%	35%	31%	44%	56%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.1	3.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.4	2.4
Fidelity Advisor Growth & Income Fund Institutional Class	3.5	3.4
Fidelity Advisor Large Cap Fund Institutional Class	3.4	3.4
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.2
Fidelity Series 100 Index Fund	3.0	3.0
Fidelity Series All-Sector Equity Fund	4.8	4.8
Fidelity Series Large Cap Value Fund	4.6	4.6
Fidelity Series Real Estate Equity Fund	0.2	0.0
Fidelity Series Small Cap Opportunities Fund	1.1	1.1
	24.2	23.9
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.4
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.4
Fidelity Series International Growth Fund	3.6	3.2
Fidelity Series International Small Cap Fund	0.7	0.7
Fidelity Series International Value Fund	3.6	3.0
	7.9	7.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.3	2.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	0.9	0.0
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.5	0.0
	6.6	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.8	9.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	3.8
Fidelity Series Investment Grade Bond Fund	18.6	18.8
	18.6	22.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	11.9	12.4
Fidelity Institutional Money Market Portfolio Institutional Class	14.6	13.6
	26.5	26.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.1%
Domestic Equity Funds	24.2%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.6%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.6%
Short-Term Funds	26.5%

Six months ago
Commodity Funds	3.2%
Domestic Equity Funds	23.9%
Developed International Equity Funds	7.7%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.4%
Investment Grade Bond Funds	22.6%
Short-Term Funds	26.0%

Expected
Commodity Funds	4.0%
Domestic Equity Funds	22.6%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	19.7%
Short-Term Funds	29.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
Commodity Funds - 4.1%
Fidelity Series Commodity Strategy Fund	1,223,386	$ 11,034,937
Domestic Equity Funds - 24.2%
Fidelity Advisor Equity Growth Fund Institutional Class	100,409	6,697,248
Fidelity Advisor Growth & Income Fund Institutional Class	486,719	9,525,086
Fidelity Advisor Large Cap Fund Institutional Class	443,528	9,385,056
Fidelity Advisor Small Cap Fund Institutional Class	127,332	3,211,324
Fidelity Series 100 Index Fund	822,147	8,180,360
Fidelity Series All-Sector Equity Fund	1,016,982	13,017,371
Fidelity Series Large Cap Value Fund	1,104,150	12,487,933
Fidelity Series Real Estate Equity Fund	42,927	506,967
Fidelity Series Small Cap Opportunities Fund	268,490	3,127,906
TOTAL DOMESTIC EQUITY FUNDS		66,139,251
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,000,954)		77,174,188
International Equity Funds - 10.2%

Developed International Equity Funds - 7.9%
Fidelity Series International Growth Fund	864,172	9,877,491
Fidelity Series International Small Cap Fund	166,664	1,999,970
Fidelity Series International Value Fund	1,101,599	9,661,026
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		21,538,487
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	387,000	6,381,626
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,447,891)		27,920,113
Bond Funds - 35.0%
	Shares	Value
High Yield Bond Funds - 6.6%
Fidelity Series Emerging Markets Debt Fund	136,224	$ 1,415,362
Fidelity Series Floating Rate High Income Fund	242,060	2,515,002
Fidelity Series High Income Fund	1,293,730	12,807,926
Fidelity Series Real Estate Income Fund	118,710	1,274,949
TOTAL HIGH YIELD BOND FUNDS		18,013,239
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund	2,361,501	26,590,499
Investment Grade Bond Funds - 18.6%
Fidelity Series Investment Grade Bond Fund	4,348,783	50,837,268
TOTAL BOND FUNDS (Cost $90,445,034)		95,441,006
Short-Term Funds - 26.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,509,029	32,598,876
Fidelity Institutional Money Market Portfolio Institutional Class	39,774,724	39,774,724
TOTAL SHORT-TERM FUNDS (Cost $71,982,511)		72,373,600
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $253,876,390)		272,908,907
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,029)
NET ASSETS - 100%		$ 272,851,878
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $253,876,390) - See accompanying schedule		$ 272,908,907
Cash		9
Receivable for investments sold		2,523
Receivable for fund shares sold		1,515,374
Total assets		274,426,813

Liabilities
Payable for investments purchased	$ 930,072
Payable for fund shares redeemed	587,715
Distribution and service plan fees payable	57,148
Total liabilities		1,574,935

Net Assets		$ 272,851,878
Net Assets consist of:
Paid in capital		$ 263,512,159
Undistributed net investment income		490,658
Accumulated undistributed net realized gain (loss) on investments		(10,183,456)
Net unrealized appreciation (depreciation) on investments		19,032,517
Net Assets		$ 272,851,878

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($193,977,017 ÷ 16,946,294 shares)		$ 11.45

Maximum offering price per share (100/94.25 of $11.45)		$ 12.15
Class T: Net Asset Value and redemption price per share ($22,316,149 ÷ 1,949,219 shares)		$ 11.45

Maximum offering price per share (100/96.50 of $11.45)		$ 11.87
Class B: Net Asset Value and offering price per share ($1,570,709 ÷ 136,995 shares)A		$ 11.47

Class C: Net Asset Value and offering price per share ($8,053,399 ÷ 705,076 shares)A		$ 11.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,934,604 ÷ 4,076,670 shares)		$ 11.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 4,117,572

Expenses
Distribution and service plan fees	$ 656,903
Independent trustees' compensation	888
Total expenses before reductions	657,791
Expense reductions	(888)	656,903
Net investment income (loss)		3,460,669
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,391
Capital gain distributions from underlying funds	5,159,181
Total net realized gain (loss)		5,192,572
Change in net unrealized appreciation (depreciation) on underlying funds		(1,891,328)
Net gain (loss)		3,301,244
Net increase (decrease) in net assets resulting from operations		$ 6,761,913

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,460,669	$ 2,939,394
Net realized gain (loss)	5,192,572	209,631
Change in net unrealized appreciation (depreciation)	(1,891,328)	19,795,837
Net increase (decrease) in net assets resulting from operations	6,761,913	22,944,862
Distributions to shareholders from net investment income	(3,346,222)	(3,045,204)
Distributions to shareholders from net realized gain	(2,914,928)	(1,765,154)
Total distributions	(6,261,150)	(4,810,358)
Share transactions - net increase (decrease)	27,220,944	17,262,825
Total increase (decrease) in net assets	27,721,707	35,397,329

Net Assets
Beginning of period	245,130,171	209,732,842
End of period (including undistributed net investment income of $490,658 and undistributed net investment income of $407,517, respectively)	$ 272,851,878	$ 245,130,171

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.57	$ 8.10	$ 11.40	$ 11.83
Income from Investment Operations
Net investment income (loss) C	.15	.15	.20	.27	.33
Net realized and unrealized gain (loss)	.13	.97	2.53	(3.06)	(.34)
Total from investment operations	.28	1.12	2.73	(2.79)	(.01)
Distributions from net investment income	(.15)	(.15)	(.19)	(.28)	(.26)
Distributions from net realized gain	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.28)	(.24)	(.26)	(.51)	(.42)
Net asset value, end of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.40
Total Return A,B	2.53%	10.72%	33.91%	(25.09)%	(.23)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.37%	2.01%	2.75%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,977	$ 177,385	$ 155,482	$ 88,593	$ 98,483
Portfolio turnover rate	28%	41%	35%	54%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.57	$ 8.10	$ 11.39	$ 11.81
Income from Investment Operations
Net investment income (loss) C	.13	.12	.17	.25	.30
Net realized and unrealized gain (loss)	.12	.97	2.54	(3.06)	(.33)
Total from investment operations	.25	1.09	2.71	(2.81)	(.03)
Distributions from net investment income	(.12)	(.12)	(.17)	(.25)	(.23)
Distributions from net realized gain	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.25)	(.21)	(.24)	(.48)	(.39)
Net asset value, end of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.39
Total Return A,B	2.25%	10.42%	33.61%	(25.27)%	(.44)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.12%	1.76%	2.50%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,316	$ 21,658	$ 23,113	$ 14,437	$ 20,837
Portfolio turnover rate	28%	41%	35%	54%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.56	$ 8.09	$ 11.37	$ 11.78
Income from Investment Operations
Net investment income (loss) C	.07	.07	.12	.20	.24
Net realized and unrealized gain (loss)	.12	.97	2.53	(3.06)	(.33)
Total from investment operations	.19	1.04	2.65	(2.86)	(.09)
Distributions from net investment income	(.05)	(.07)	(.11)	(.19)	(.16)
Distributions from net realized gain	(.12)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.17)	(.15) F	(.18)	(.42)	(.32)
Net asset value, end of period	$ 11.47	$ 11.45	$ 10.56	$ 8.09	$ 11.37
Total Return A,B	1.73%	9.94%	32.90%	(25.69)%	(.89)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.62%	1.26%	2.00%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,571	$ 2,338	$ 2,986	$ 2,692	$ 4,348
Portfolio turnover rate	28%	41%	35%	54%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.54	$ 8.08	$ 11.34	$ 11.76
Income from Investment Operations
Net investment income (loss) C	.07	.07	.12	.20	.24
Net realized and unrealized gain (loss)	.11	.97	2.53	(3.04)	(.33)
Total from investment operations	.18	1.04	2.65	(2.84)	(.09)
Distributions from net investment income	(.07)	(.07)	(.12)	(.19)	(.17)
Distributions from net realized gain	(.12)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.18) F	(.16)	(.19)	(.42)	(.33)
Net asset value, end of period	$ 11.42	$ 11.42	$ 10.54	$ 8.08	$ 11.34
Total Return A,B	1.66%	9.91%	32.90%	(25.61)%	(.91)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.62%	1.26%	2.00%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,053	$ 8,679	$ 9,377	$ 6,761	$ 11,052
Portfolio turnover rate	28%	41%	35%	54%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 10.63	$ 8.14	$ 11.46	$ 11.87
Income from Investment Operations
Net investment income (loss) B	.18	.18	.22	.29	.35
Net realized and unrealized gain (loss)	.11	.98	2.55	(3.07)	(.32)
Total from investment operations	.29	1.16	2.77	(2.78)	.03
Distributions from net investment income	(.18)	(.18)	(.21)	(.31)	(.28)
Distributions from net realized gain	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.30) F	(.27)	(.28)	(.54)	(.44)
Net asset value, end of period	$ 11.51	$ 11.52	$ 10.63	$ 8.14	$ 11.46
Total Return A	2.67%	11.02%	34.28%	(24.93)%	.12%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.62%	2.26%	3.00%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,935	$ 35,069	$ 18,775	$ 9,313	$ 9,645
Portfolio turnover rate	28%	41%	35%	54%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.2	3.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.1	3.0
Fidelity Advisor Growth & Income Fund Institutional Class	4.5	4.3
Fidelity Advisor Large Cap Fund Institutional Class	4.4	4.1
Fidelity Advisor Small Cap Fund Institutional Class	1.5	1.5
Fidelity Series 100 Index Fund	3.8	3.7
Fidelity Series All-Sector Equity Fund	6.1	6.0
Fidelity Series Large Cap Value Fund	5.9	5.7
Fidelity Series Real Estate Equity Fund	0.2	0.0
Fidelity Series Small Cap Opportunities Fund	1.5	1.4
	31.0	29.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.5
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.5
Fidelity Series International Growth Fund	4.6	3.9
Fidelity Series International Small Cap Fund	0.9	0.9
Fidelity Series International Value Fund	4.5	3.7
	10.0	9.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	0.0
Fidelity Series High Income Fund	4.7	4.9
Fidelity Series Real Estate Income Fund	0.6	0.0
	6.9	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.5	10.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	4.8
Fidelity Series Investment Grade Bond Fund	22.1	22.1
	22.1	26.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.1	5.8
Fidelity Institutional Money Market Portfolio Institutional Class	6.2	6.1
	11.3	11.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.2%
Domestic Equity Funds	31.0%
Developed International Equity Funds	10.0%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	22.1%
Short-Term Funds	11.3%

Six months ago
Commodity Funds	3.9%
Domestic Equity Funds	29.7%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	26.9%
Short-Term Funds	11.9%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	30.2%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.7%
Short-Term Funds	12.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 36.2%
	Shares	Value
Commodity Funds - 5.2%
Fidelity Series Commodity Strategy Fund	5,102,096	$ 46,020,906
Domestic Equity Funds - 31.0%
Fidelity Advisor Equity Growth Fund Institutional Class	418,679	27,925,908
Fidelity Advisor Growth & Income Fund Institutional Class	2,029,654	39,720,325
Fidelity Advisor Large Cap Fund Institutional Class	1,849,420	39,133,725
Fidelity Advisor Small Cap Fund Institutional Class	530,825	13,387,416
Fidelity Series 100 Index Fund	3,428,398	34,112,559
Fidelity Series All-Sector Equity Fund	4,244,281	54,326,794
Fidelity Series Large Cap Value Fund	4,607,284	52,108,377
Fidelity Series Real Estate Equity Fund	179,948	2,125,183
Fidelity Series Small Cap Opportunities Fund	1,119,148	13,038,079
TOTAL DOMESTIC EQUITY FUNDS		275,878,366
TOTAL DOMESTIC EQUITY FUNDS (Cost $279,976,930)		321,899,272
International Equity Funds - 13.0%

Developed International Equity Funds - 10.0%
Fidelity Series International Growth Fund	3,584,986	40,976,393
Fidelity Series International Small Cap Fund	691,504	8,298,048
Fidelity Series International Value Fund	4,569,402	40,073,652
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		89,348,093
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	1,606,027	26,483,386
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $111,646,143)		115,831,479
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund	474,437	$ 4,929,395
Fidelity Series Floating Rate High Income Fund	925,091	9,611,698
Fidelity Series High Income Fund	4,200,394	41,583,902
Fidelity Series Real Estate Income Fund	462,630	4,968,642
TOTAL HIGH YIELD BOND FUNDS		61,093,637
Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund	8,306,881	93,535,481
Investment Grade Bond Funds - 22.1%
Fidelity Series Investment Grade Bond Fund	16,756,314	195,881,302
TOTAL BOND FUNDS (Cost $333,200,738)		350,510,420
Short-Term Funds - 11.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,888,266	45,411,990
Fidelity Institutional Money Market Portfolio Institutional Class	55,411,778	55,411,778
TOTAL SHORT-TERM FUNDS (Cost $100,777,875)		100,823,768
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $825,601,686)		889,064,939
NET OTHER ASSETS (LIABILITIES) - 0.0%		(214,517)
NET ASSETS - 100%		$ 888,850,422
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $825,601,686) - See accompanying schedule		$ 889,064,939
Receivable for investments sold		75,212
Receivable for fund shares sold		3,340,094
Total assets		892,480,245

Liabilities
Payable for investments purchased	$ 1,170,613
Payable for fund shares redeemed	2,249,343
Distribution and service plan fees payable	209,867
Total liabilities		3,629,823

Net Assets		$ 888,850,422
Net Assets consist of:
Paid in capital		$ 864,971,438
Undistributed net investment income		1,584,243
Accumulated undistributed net realized gain (loss) on investments		(41,168,512)
Net unrealized appreciation (depreciation) on investments		63,463,253
Net Assets		$ 888,850,422

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($552,770,352 ÷ 46,475,232 shares)		$ 11.89

Maximum offering price per share (100/94.25 of $11.89)		$ 12.62
Class T: Net Asset Value and redemption price per share ($132,044,164 ÷ 11,133,676 shares)		$ 11.86

Maximum offering price per share (100/96.50 of $11.86)		$ 12.29
Class B: Net Asset Value and offering price per share ($9,153,733 ÷ 770,937 shares)A		$ 11.87

Class C: Net Asset Value and offering price per share ($38,422,901 ÷ 3,257,657 shares)A		$ 11.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($156,459,272 ÷ 13,101,899 shares)		$ 11.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 14,717,439

Expenses
Distribution and service plan fees	$ 2,536,821
Independent trustees' compensation	3,002
Total expenses before reductions	2,539,823
Expense reductions	(3,002)	2,536,821
Net investment income (loss)		12,180,618
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,288,535
Capital gain distributions from underlying funds	20,230,122
Total net realized gain (loss)		36,518,657
Change in net unrealized appreciation (depreciation) on underlying funds		(26,218,587)
Net gain (loss)		10,300,070
Net increase (decrease) in net assets resulting from operations		$ 22,480,688

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,180,618	$ 10,681,714
Net realized gain (loss)	36,518,657	(1,917,031)
Change in net unrealized appreciation (depreciation)	(26,218,587)	84,401,786
Net increase (decrease) in net assets resulting from operations	22,480,688	93,166,469
Distributions to shareholders from net investment income	(11,889,345)	(11,199,702)
Distributions to shareholders from net realized gain	(11,297,317)	(7,306,833)
Total distributions	(23,186,662)	(18,506,535)
Share transactions - net increase (decrease)	24,335,850	(36,738,583)
Total increase (decrease) in net assets	23,629,876	37,921,351

Net Assets
Beginning of period	865,220,546	827,299,195
End of period (including undistributed net investment income of $1,584,243 and undistributed net investment income of $1,355,324, respectively)	$ 888,850,422	$ 865,220,546

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 10.87	$ 8.19	$ 11.78	$ 12.28
Income from Investment Operations
Net investment income (loss) C	.17	.15	.21	.27	.33
Net realized and unrealized gain (loss)	.12	1.17	2.76	(3.28)	(.34)
Total from investment operations	.29	1.32	2.97	(3.01)	(.01)
Distributions from net investment income	(.17)	(.17)	(.21)	(.28)	(.30)
Distributions from net realized gain	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.32) G	(.27)	(.29) F	(.58)	(.49)
Net asset value, end of period	$ 11.89	$ 11.92	$ 10.87	$ 8.19	$ 11.78
Total Return A,B	2.63%	12.27%	36.51%	(26.36)%	(.27)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%	1.38%	2.04%	2.77%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 552,770	$ 536,999	$ 478,025	$ 339,203	$ 377,118
Portfolio turnover rate	25%	41%	42%	44%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 10.83	$ 8.16	$ 11.74	$ 12.24
Income from Investment Operations
Net investment income (loss) C	.14	.13	.18	.25	.30
Net realized and unrealized gain (loss)	.13	1.15	2.76	(3.28)	(.34)
Total from investment operations	.27	1.28	2.94	(3.03)	(.04)
Distributions from net investment income	(.14)	(.13)	(.19)	(.25)	(.27)
Distributions from net realized gain	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.29) G	(.23)	(.27) F	(.55)	(.46)
Net asset value, end of period	$ 11.86	$ 11.88	$ 10.83	$ 8.16	$ 11.74
Total Return A,B	2.43%	11.95%	36.19%	(26.57)%	(.52)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%	1.13%	1.79%	2.52%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,044	$ 152,126	$ 204,059	$ 163,842	$ 216,732
Portfolio turnover rate	25%	41%	42%	44%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.82	$ 8.15	$ 11.70	$ 12.20
Income from Investment Operations
Net investment income (loss) C	.08	.07	.13	.20	.24
Net realized and unrealized gain (loss)	.13	1.15	2.76	(3.26)	(.35)
Total from investment operations	.21	1.22	2.89	(3.06)	(.11)
Distributions from net investment income	(.07)	(.07)	(.13)	(.19)	(.20)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.21) G	(.17)	(.22) F	(.49)	(.39)
Net asset value, end of period	$ 11.87	$ 11.87	$ 10.82	$ 8.15	$ 11.70
Total Return A,B	1.90%	11.37%	35.54%	(26.92)%	(1.04)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	.63%	1.29%	2.03%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,154	$ 15,842	$ 22,468	$ 19,950	$ 34,137
Portfolio turnover rate	25%	41%	42%	44%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 10.78	$ 8.13	$ 11.67	$ 12.17
Income from Investment Operations
Net investment income (loss) C	.08	.07	.13	.20	.23
Net realized and unrealized gain (loss)	.13	1.14	2.74	(3.25)	(.33)
Total from investment operations	.21	1.21	2.87	(3.05)	(.10)
Distributions from net investment income	(.08)	(.08)	(.14)	(.19)	(.21)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.23)	(.18)	(.22) F	(.49)	(.40)
Net asset value, end of period	$ 11.79	$ 11.81	$ 10.78	$ 8.13	$ 11.67
Total Return A,B	1.90%	11.33%	35.45%	(26.88)%	(.97)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	.63%	1.29%	2.02%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,423	$ 44,764	$ 47,178	$ 37,524	$ 58,378
Portfolio turnover rate	25%	41%	42%	44%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.91	$ 8.22	$ 11.82	$ 12.32
Income from Investment Operations
Net investment income (loss) B	.20	.18	.23	.30	.36
Net realized and unrealized gain (loss)	.13	1.17	2.78	(3.30)	(.34)
Total from investment operations	.33	1.35	3.01	(3.00)	.02
Distributions from net investment income	(.20)	(.20)	(.23)	(.30)	(.33)
Distributions from net realized gain	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.35) G	(.30)	(.32) F	(.60)	(.52)
Net asset value, end of period	$ 11.94	$ 11.96	$ 10.91	$ 8.22	$ 11.82
Total Return A	2.97%	12.50%	36.80%	(26.16)%	(.05)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%	1.63%	2.29%	3.02%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,459	$ 115,490	$ 75,569	$ 41,737	$ 39,922
Portfolio turnover rate	25%	41%	42%	44%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.3	4.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.2	3.1
Fidelity Advisor Growth & Income Fund Institutional Class	4.6	4.4
Fidelity Advisor Large Cap Fund Institutional Class	4.5	4.3
Fidelity Advisor Small Cap Fund Institutional Class	1.6	1.5
Fidelity Series 100 Index Fund	4.0	3.8
Fidelity Series All-Sector Equity Fund	6.3	6.2
Fidelity Series Large Cap Value Fund	6.1	5.9
Fidelity Series Real Estate Equity Fund	0.3	0.0
Fidelity Series Small Cap Opportunities Fund	1.5	1.4
	32.1	30.6
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.5
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.5
Fidelity Series International Growth Fund	4.7	4.1
Fidelity Series International Small Cap Fund	1.0	0.9
Fidelity Series International Value Fund	4.6	3.8
	10.3	9.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.1	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	0.0
Fidelity Series High Income Fund	4.7	4.9
Fidelity Series Real Estate Income Fund	0.5	0.0
	6.8	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.2	9.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	4.8
Fidelity Series Investment Grade Bond Fund	22.6	22.8
	22.6	27.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.3	5.2
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.4
	9.6	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.3%
Domestic Equity Funds	32.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.6%

Six months ago
Commodity Funds	4.0%
Domestic Equity Funds	30.6%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	27.6%
Short-Term Funds	10.6%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.3%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.4%
Investment Grade Bond Funds	24.5%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 37.4%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund	10,385,766	$ 93,679,608
Domestic Equity Funds - 32.1%
Fidelity Advisor Equity Growth Fund Institutional Class	853,460	56,925,753
Fidelity Advisor Growth & Income Fund Institutional Class	4,137,292	80,966,801
Fidelity Advisor Large Cap Fund Institutional Class	3,769,975	79,772,670
Fidelity Advisor Small Cap Fund Institutional Class	1,082,151	27,291,853
Fidelity Series 100 Index Fund	6,988,469	69,535,269
Fidelity Series All-Sector Equity Fund	8,648,799	110,704,624
Fidelity Series Large Cap Value Fund	9,388,995	106,189,528
Fidelity Series Real Estate Equity Fund	366,211	4,324,957
Fidelity Series Small Cap Opportunities Fund	2,281,599	26,580,631
TOTAL DOMESTIC EQUITY FUNDS		562,292,086
TOTAL DOMESTIC EQUITY FUNDS (Cost $567,305,200)		655,971,694
International Equity Funds - 13.4%

Developed International Equity Funds - 10.3%
Fidelity Series International Growth Fund	7,282,285	83,236,517
Fidelity Series International Small Cap Fund	1,404,662	16,855,950
Fidelity Series International Value Fund	9,282,225	81,405,115
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		181,497,582
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund	3,262,847	53,804,351
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $225,479,542)		235,301,933
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund	939,947	$ 9,766,052
Fidelity Series Floating Rate High Income Fund	1,795,817	18,658,541
Fidelity Series High Income Fund	8,337,988	82,546,079
Fidelity Series Real Estate Income Fund	889,625	9,554,568
TOTAL HIGH YIELD BOND FUNDS		120,525,240
Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund	15,809,664	178,016,819
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund	33,997,048	397,425,490
TOTAL BOND FUNDS (Cost $663,506,059)		695,967,549
Short-Term Funds - 9.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,226,266	76,422,011
Fidelity Institutional Money Market Portfolio Institutional Class	93,223,307	93,223,307
TOTAL SHORT-TERM FUNDS (Cost $168,621,467)		169,645,318
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,624,912,268)		1,756,886,494
NET OTHER ASSETS (LIABILITIES) - 0.0%		(377,786)
NET ASSETS - 100%		$ 1,756,508,708
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $1,624,912,268) - See accompanying schedule		$ 1,756,886,494
Receivable for investments sold		84,721
Receivable for fund shares sold		5,867,483
Total assets		1,762,838,698

Liabilities
Payable for investments purchased	$ 1,693,895
Payable for fund shares redeemed	4,240,041
Distribution and service plan fees payable	396,054
Total liabilities		6,329,990

Net Assets		$ 1,756,508,708
Net Assets consist of:
Paid in capital		$ 1,672,282,953
Undistributed net investment income		3,076,975
Accumulated undistributed net realized gain (loss) on investments		(50,825,446)
Net unrealized appreciation (depreciation) on investments		131,974,226
Net Assets		$ 1,756,508,708

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,101,302,365 ÷ 92,930,952 shares)		$ 11.85

Maximum offering price per share (100/94.25 of $11.85)		$ 12.57
Class T: Net Asset Value and redemption price per share ($213,366,320 ÷ 18,029,512 shares)		$ 11.83

Maximum offering price per share (100/96.50 of $11.83)		$ 12.26
Class B: Net Asset Value and offering price per share ($23,552,114 ÷ 1,993,958 shares)A		$ 11.81

Class C: Net Asset Value and offering price per share ($70,219,880 ÷ 5,966,144 shares)A		$ 11.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($348,068,029 ÷ 29,177,959 shares)		$ 11.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 28,110,616

Expenses
Distribution and service plan fees	$ 4,572,478
Independent trustees' compensation	5,618
Total expenses before reductions	4,578,096
Expense reductions	(5,618)	4,572,478
Net investment income (loss)		23,538,138
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,950,204
Capital gain distributions from underlying funds	38,867,649
Total net realized gain (loss)		42,817,853
Change in net unrealized appreciation (depreciation) on underlying funds		(18,849,124)
Net gain (loss)		23,968,729
Net increase (decrease) in net assets resulting from operations		$ 47,506,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,538,138	$ 18,907,492
Net realized gain (loss)	42,817,853	(550,494)
Change in net unrealized appreciation (depreciation)	(18,849,124)	148,398,468
Net increase (decrease) in net assets resulting from operations	47,506,867	166,755,466
Distributions to shareholders from net investment income	(22,803,456)	(19,322,604)
Distributions to shareholders from net realized gain	(21,487,940)	(12,721,165)
Total distributions	(44,291,396)	(32,043,769)
Share transactions - net increase (decrease)	170,418,837	154,535,312
Total increase (decrease) in net assets	173,634,308	289,247,009

Net Assets
Beginning of period	1,582,874,400	1,293,627,391
End of period (including undistributed net investment income of $3,076,975 and undistributed net investment income of $2,522,428, respectively)	$ 1,756,508,708	$ 1,582,874,400

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 10.81	$ 8.05	$ 11.85	$ 12.40
Income from Investment Operations
Net investment income (loss) C	.17	.16	.20	.26	.31
Net realized and unrealized gain (loss)	.13	1.16	2.84	(3.47)	(.35)
Total from investment operations	.30	1.32	3.04	(3.21)	(.04)
Distributions from net investment income	(.17)	(.16)	(.20)	(.26)	(.27)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.32)	(.26)	(.28) H	(.59) G	(.51) F
Net asset value, end of period	$ 11.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85
Total Return A, B	2.71%	12.36%	37.95%	(28.01)%	(.53)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.50%	1.42%	2.02%	2.69%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,101,302	$ 1,004,955	$ 830,024	$ 477,641	$ 517,888
Portfolio turnover rate	19%	33%	29%	36%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

G Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 10.79	$ 8.04	$ 11.82	$ 12.38
Income from Investment Operations
Net investment income (loss) C	.14	.13	.18	.24	.28
Net realized and unrealized gain (loss)	.13	1.16	2.82	(3.46)	(.36)
Total from investment operations	.27	1.29	3.00	(3.22)	(.08)
Distributions from net investment income	(.14)	(.13)	(.17)	(.23)	(.23)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.29)	(.23)	(.25) H	(.56) G	(.48) F
Net asset value, end of period	$ 11.83	$ 11.85	$ 10.79	$ 8.04	$ 11.82
Total Return A, B	2.44%	12.09%	37.53%	(28.13)%	(.89)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.25%	1.17%	1.77%	2.44%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,366	$ 236,106	$ 225,384	$ 162,439	$ 203,822
Portfolio turnover rate	19%	33%	29%	36%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

G Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.76	$ 8.02	$ 11.77	$ 12.33
Income from Investment Operations
Net investment income (loss) C	.09	.07	.13	.19	.21
Net realized and unrealized gain (loss)	.13	1.16	2.82	(3.44)	(.36)
Total from investment operations	.22	1.23	2.95	(3.25)	(.15)
Distributions from net investment income	(.07)	(.07)	(.12)	(.17)	(.17)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.23) I	(.17)	(.21) H	(.50) G	(.41) F
Net asset value, end of period	$ 11.81	$ 11.82	$ 10.76	$ 8.02	$ 11.77
Total Return A, B	1.95%	11.51%	36.85%	(28.47)%	(1.37)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%	.67%	1.27%	1.94%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,552	$ 32,762	$ 35,932	$ 27,727	$ 43,608
Portfolio turnover rate	19%	33%	29%	36%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.74	$ 8.00	$ 11.76	$ 12.32
Income from Investment Operations
Net investment income (loss) C	.09	.07	.13	.19	.21
Net realized and unrealized gain (loss)	.13	1.15	2.82	(3.45)	(.35)
Total from investment operations	.22	1.22	2.95	(3.26)	(.14)
Distributions from net investment income	(.09)	(.07)	(.13)	(.18)	(.18)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.24)	(.17)	(.21) H	(.50) G	(.42) F
Net asset value, end of period	$ 11.77	$ 11.79	$ 10.74	$ 8.00	$ 11.76
Total Return A, B	1.98%	11.49%	36.97%	(28.53)%	(1.34)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%	.67%	1.27%	1.94%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,220	$ 70,396	$ 64,801	$ 46,942	$ 65,543
Portfolio turnover rate	19%	33%	29%	36%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 10.87	$ 8.09	$ 11.91	$ 12.47
Income from Investment Operations
Net investment income (loss) B	.20	.19	.23	.29	.34
Net realized and unrealized gain (loss)	.14	1.17	2.85	(3.50)	(.36)
Total from investment operations	.34	1.36	3.08	(3.21)	(.02)
Distributions from net investment income	(.19)	(.19)	(.22)	(.29)	(.29)
Distributions from net realized gain	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.35) I	(.29)	(.30) H	(.61) G	(.54) F
Net asset value, end of period	$ 11.93	$ 11.94	$ 10.87	$ 8.09	$ 11.91
Total Return A	3.01%	12.67%	38.30%	(27.85)%	(.42)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75%	1.67%	2.27%	2.94%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,068	$ 238,655	$ 137,487	$ 77,998	$ 68,797
Portfolio turnover rate	19%	33%	29%	36%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

G Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.0	5.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.7	3.6
Fidelity Advisor Growth & Income Fund Institutional Class	5.2	5.1
Fidelity Advisor Large Cap Fund Institutional Class	5.1	5.0
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.8
Fidelity Series 100 Index Fund	4.5	4.4
Fidelity Series All-Sector Equity Fund	7.1	7.1
Fidelity Series Large Cap Value Fund	6.9	6.8
Fidelity Series Real Estate Equity Fund	0.3	0.0
Fidelity Series Small Cap Opportunities Fund	1.7	1.7
	36.3	35.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.6
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.6
Fidelity Series International Growth Fund	5.4	4.7
Fidelity Series International Small Cap Fund	1.1	1.0
Fidelity Series International Value Fund	5.2	4.4
	11.7	11.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.5	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.0	0.0
Fidelity Series High Income Fund	5.7	6.5
Fidelity Series Real Estate Income Fund	0.5	0.0
	7.8	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.1	7.3
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	4.2
Fidelity Series Investment Grade Bond Fund	21.2	21.4
	21.2	25.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.4	2.5
Fidelity Institutional Money Market Portfolio Institutional Class	3.0	2.6
	5.4	5.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.0%
Domestic Equity Funds	36.3%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	21.2%
Short-Term Funds	5.4%

Six months ago
Commodity Funds	5.1%
Domestic Equity Funds	35.5%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	7.3%
Investment Grade Bond Funds	25.6%
Short-Term Funds	5.1%

Expected
Commodity Funds	6.1%
Domestic Equity Funds	34.8%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	5.9%
Inflation-Protected Bond Funds	8.5%
Investment Grade Bond Funds	23.5%
Short-Term Funds	6.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 42.3%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund	18,912,260	$ 170,588,581
Domestic Equity Funds - 36.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,556,870	103,843,260
Fidelity Advisor Growth & Income Fund Institutional Class	7,547,048	147,695,730
Fidelity Advisor Large Cap Fund Institutional Class	6,877,141	145,520,299
Fidelity Advisor Small Cap Fund Institutional Class	1,974,151	49,788,101
Fidelity Series 100 Index Fund	12,748,009	126,842,693
Fidelity Series All-Sector Equity Fund	15,769,172	201,845,399
Fidelity Series Large Cap Value Fund	17,119,429	193,620,743
Fidelity Series Real Estate Equity Fund	667,075	7,878,161
Fidelity Series Small Cap Opportunities Fund	4,162,431	48,492,318
TOTAL DOMESTIC EQUITY FUNDS		1,025,526,704
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,044,497,732)		1,196,115,285
International Equity Funds - 15.2%

Developed International Equity Funds - 11.7%
Fidelity Series International Growth Fund	13,281,875	151,811,834
Fidelity Series International Small Cap Fund	2,561,798	30,741,577
Fidelity Series International Value Fund	16,929,781	148,474,179
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		331,027,590
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	5,950,245	98,119,547
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $413,967,398)		429,147,137
Bond Funds - 37.1%
	Shares	Value
High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund	1,612,105	$ 16,749,771
Fidelity Series Floating Rate High Income Fund	2,609,875	27,116,597
Fidelity Series High Income Fund	16,299,608	161,366,116
Fidelity Series Real Estate Income Fund	1,278,153	13,727,360
TOTAL HIGH YIELD BOND FUNDS		218,959,844
Inflation-Protected Bond Funds - 8.1%
Fidelity Series Inflation-Protected Bond Index Fund	20,324,137	228,849,786
Investment Grade Bond Funds - 21.2%
Fidelity Series Investment Grade Bond Fund	51,243,515	599,036,683
TOTAL BOND FUNDS (Cost $1,010,612,051)		1,046,846,313
Short-Term Funds - 5.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	7,350,180	68,283,171
Fidelity Institutional Money Market Portfolio Institutional Class	83,332,070	83,332,070
TOTAL SHORT-TERM FUNDS (Cost $150,853,595)		151,615,241
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,619,930,776)		2,823,723,976
NET OTHER ASSETS (LIABILITIES) - 0.0%		(657,257)
NET ASSETS - 100%		$ 2,823,066,719
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $2,619,930,776) - See accompanying schedule		$ 2,823,723,976
Receivable for investments sold		542,874
Receivable for fund shares sold		5,234,172
Total assets		2,829,501,022

Liabilities
Payable for investments purchased	$ 303,344
Payable for fund shares redeemed	5,490,819
Distribution and service plan fees payable	640,140
Total liabilities		6,434,303

Net Assets		$ 2,823,066,719
Net Assets consist of:
Paid in capital		$ 2,699,745,595
Undistributed net investment income		4,911,557
Accumulated undistributed net realized gain (loss) on investments		(85,383,633)
Net unrealized appreciation (depreciation) on investments		203,793,200
Net Assets		$ 2,823,066,719

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,740,499,981 ÷ 140,976,821 shares)		$ 12.35

Maximum offering price per share (100/94.25 of $12.35)		$ 13.10
Class T: Net Asset Value and redemption price per share ($386,415,812 ÷ 31,302,310 shares)		$ 12.34

Maximum offering price per share (100/96.50 of $12.34)		$ 12.79
Class B: Net Asset Value and offering price per share ($43,138,325 ÷ 3,501,203 shares)A		$ 12.32

Class C: Net Asset Value and offering price per share ($97,550,408 ÷ 7,949,545 shares)A		$ 12.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($555,462,193 ÷ 44,715,162 shares)		$ 12.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 45,719,694

Expenses
Distribution and service plan fees	$ 7,352,260
Independent trustees' compensation	8,897
Total expenses before reductions	7,361,157
Expense reductions	(8,897)	7,352,260
Net investment income (loss)		38,367,434
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	47,949,191
Capital gain distributions from underlying funds	67,759,641
Total net realized gain (loss)		115,708,832
Change in net unrealized appreciation (depreciation) on underlying funds		(89,788,111)
Net gain (loss)		25,920,721
Net increase (decrease) in net assets resulting from operations		$ 64,288,155

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,367,434	$ 30,112,187
Net realized gain (loss)	115,708,832	(7,308,580)
Change in net unrealized appreciation (depreciation)	(89,788,111)	268,865,527
Net increase (decrease) in net assets resulting from operations	64,288,155	291,669,134
Distributions to shareholders from net investment income	(36,847,353)	(30,543,734)
Distributions to shareholders from net realized gain	(37,208,864)	(21,278,399)
Total distributions	(74,056,217)	(51,822,133)
Share transactions - net increase (decrease)	322,693,501	164,153,585
Total increase (decrease) in net assets	312,925,439	404,000,586

Net Assets
Beginning of period	2,510,141,280	2,106,140,694
End of period (including undistributed net investment income of $4,911,557 and undistributed net investment income of $3,586,191, respectively)	$ 2,823,066,719	$ 2,510,141,280

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.21	$ 7.97	$ 12.73	$ 13.49
Income from Investment Operations
Net investment income (loss) C	.19	.16	.20	.25	.28
Net realized and unrealized gain (loss)	.06	1.36	3.32	(4.33)	(.49)
Total from investment operations	.25	1.52	3.52	(4.08)	(.21)
Distributions from net investment income	(.18)	(.17)	(.19)	(.25)	(.25)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.35) G	(.28)	(.28) F	(.68)	(.55)
Net asset value, end of period	$ 12.35	$ 12.45	$ 11.21	$ 7.97	$ 12.73
Total Return A, B	2.23%	13.73%	44.32%	(33.34)%	(1.83)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.55%	1.43%	1.92%	2.49%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,740,500	$ 1,557,402	$ 1,238,015	$ 677,210	$ 811,992
Portfolio turnover rate	18%	39%	26%	31%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.20	$ 7.96	$ 12.72	$ 13.47
Income from Investment Operations
Net investment income (loss) C	.16	.13	.17	.23	.25
Net realized and unrealized gain (loss)	.05	1.37	3.32	(4.34)	(.49)
Total from investment operations	.21	1.50	3.49	(4.11)	(.24)
Distributions from net investment income	(.15)	(.13)	(.16)	(.22)	(.21)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.32) H	(.25) G	(.25) F	(.65)	(.51)
Net asset value, end of period	$ 12.34	$ 12.45	$ 11.20	$ 7.96	$ 12.72
Total Return A, B	1.86%	13.50%	44.02%	(33.56)%	(2.02)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.30%	1.18%	1.67%	2.24%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 386,416	$ 424,707	$ 488,097	$ 343,919	$ 458,465
Portfolio turnover rate	18%	39%	26%	31%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 11.17	$ 7.94	$ 12.66	$ 13.41
Income from Investment Operations
Net investment income (loss) C	.10	.08	.12	.18	.18
Net realized and unrealized gain (loss)	.06	1.35	3.31	(4.31)	(.48)
Total from investment operations	.16	1.43	3.43	(4.13)	(.30)
Distributions from net investment income	(.08)	(.08)	(.12)	(.16)	(.15)
Distributions from net realized gain	(.17)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.25)	(.19)	(.20) F	(.59)	(.45)
Net asset value, end of period	$ 12.32	$ 12.41	$ 11.17	$ 7.94	$ 12.66
Total Return A, B	1.39%	12.87%	43.34%	(33.87)%	(2.51)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.80%	.68%	1.17%	1.74%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,138	$ 61,856	$ 71,888	$ 52,871	$ 89,049
Portfolio turnover rate	18%	39%	26%	31%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 11.14	$ 7.92	$ 12.64	$ 13.40
Income from Investment Operations
Net investment income (loss) C	.10	.08	.12	.18	.18
Net realized and unrealized gain (loss)	.06	1.34	3.31	(4.31)	(.49)
Total from investment operations	.16	1.42	3.43	(4.13)	(.31)
Distributions from net investment income	(.09)	(.08)	(.12)	(.16)	(.15)
Distributions from net realized gain	(.17)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.26)	(.19)	(.21) F	(.59)	(.45)
Net asset value, end of period	$ 12.27	$ 12.37	$ 11.14	$ 7.92	$ 12.64
Total Return A, B	1.43%	12.89%	43.38%	(33.90)%	(2.56)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.80%	.68%	1.17%	1.74%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,550	$ 101,019	$ 93,237	$ 62,702	$ 95,224
Portfolio turnover rate	18%	39%	26%	31%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.27	$ 8.01	$ 12.79	$ 13.55
Income from Investment Operations
Net investment income (loss) B	.22	.19	.22	.28	.32
Net realized and unrealized gain (loss)	.05	1.38	3.34	(4.35)	(.50)
Total from investment operations	.27	1.57	3.56	(4.07)	(.18)
Distributions from net investment income	(.21)	(.20)	(.21)	(.28)	(.28)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.38) G	(.31)	(.30) F	(.71)	(.58)
Net asset value, end of period	$ 12.42	$ 12.53	$ 11.27	$ 8.01	$ 12.79
Total Return A	2.39%	14.09%	44.65%	(33.16)%	(1.62)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%	1.68%	2.17%	2.74%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 555,462	$ 365,157	$ 214,905	$ 105,660	$ 87,568
Portfolio turnover rate	18%	39%	26%	31%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.3	6.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.4	4.2
Fidelity Advisor Growth & Income Fund Institutional Class	6.2	6.0
Fidelity Advisor Large Cap Fund Institutional Class	6.1	5.9
Fidelity Advisor Small Cap Fund Institutional Class	2.1	2.1
Fidelity Series 100 Index Fund	5.3	5.3
Fidelity Series All-Sector Equity Fund	8.5	8.5
Fidelity Series Large Cap Value Fund	8.2	8.1
Fidelity Series Real Estate Equity Fund	0.3	0.0
Fidelity Series Small Cap Opportunities Fund	2.0	2.0
	43.1	42.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.7
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.7
Fidelity Series International Growth Fund	6.4	5.6
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.3	5.2
	14.0	13.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.0
Fidelity Series High Income Fund	7.0	7.4
Fidelity Series Real Estate Income Fund	0.4	0.0
	8.7	8.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.1	4.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	3.5
Fidelity Series Investment Grade Bond Fund	17.3	18.5
	17.3	22.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.1	0.1
Fidelity Institutional Money Market Portfolio Institutional Class	0.2	0.1
	0.3	0.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.3%
Domestic Equity Funds	43.1%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.7%
Inflation-Protected Bond Funds	5.1%
Investment Grade Bond Funds	17.3%
Short-Term Funds	0.3%

Six months ago
Commodity Funds	6.4%
Domestic Equity Funds	42.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	4.2%
Investment Grade Bond Funds	22.0%
Short-Term Funds	0.2%

Expected
Commodity Funds	7.4%
Domestic Equity Funds	42.2%
Developed International Equity Funds	13.9%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	5.5%
Investment Grade Bond Funds	18.8%
Short-Term Funds	0.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 50.4%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund	19,022,190	$ 171,580,152
Domestic Equity Funds - 43.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,546,499	103,151,462
Fidelity Advisor Growth & Income Fund Institutional Class	7,496,862	146,713,598
Fidelity Advisor Large Cap Fund Institutional Class	6,831,444	144,553,350
Fidelity Advisor Small Cap Fund Institutional Class	1,960,988	49,456,124
Fidelity Series 100 Index Fund	12,663,129	125,998,133
Fidelity Series All-Sector Equity Fund	15,695,639	200,904,178
Fidelity Series Large Cap Value Fund	17,041,254	192,736,587
Fidelity Series Real Estate Equity Fund	662,893	7,828,769
Fidelity Series Small Cap Opportunities Fund	4,134,780	48,170,185
TOTAL DOMESTIC EQUITY FUNDS		1,019,512,386
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,044,887,526)		1,191,092,538
International Equity Funds - 18.2%

Developed International Equity Funds - 14.0%
Fidelity Series International Growth Fund	13,309,288	152,125,162
Fidelity Series International Small Cap Fund	2,567,106	30,805,273
Fidelity Series International Value Fund	16,964,434	148,778,086
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		331,708,521
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	5,962,507	98,321,739
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $414,984,598)		430,030,260
Bond Funds - 31.1%
	Shares	Value
High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund	1,377,861	$ 14,315,978
Fidelity Series Floating Rate High Income Fund	1,728,269	17,956,714
Fidelity Series High Income Fund	16,618,563	164,523,776
Fidelity Series Real Estate Income Fund	845,305	9,078,581
TOTAL HIGH YIELD BOND FUNDS		205,875,049
Inflation-Protected Bond Funds - 5.1%
Fidelity Series Inflation-Protected Bond Index Fund	10,646,992	119,885,126
Investment Grade Bond Funds - 17.3%
Fidelity Series Investment Grade Bond Fund	34,934,946	408,389,517
TOTAL BOND FUNDS (Cost $711,717,254)		734,149,692
Short-Term Funds - 0.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	397,236	3,690,325
Fidelity Institutional Money Market Portfolio Institutional Class	4,502,947	4,502,947
TOTAL SHORT-TERM FUNDS (Cost $8,182,415)		8,193,272
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,179,771,793)		2,363,465,762
NET OTHER ASSETS (LIABILITIES) - 0.0%		(506,668)
NET ASSETS - 100%		$ 2,362,959,094
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $2,179,771,793) - See accompanying schedule		$ 2,363,465,762
Cash		8
Receivable for investments sold		866,523
Receivable for fund shares sold		4,685,097
Total assets		2,369,017,390

Liabilities
Payable for investments purchased	$ 23,146
Payable for fund shares redeemed	5,528,411
Distribution and service plan fees payable	506,739
Total liabilities		6,058,296

Net Assets		$ 2,362,959,094
Net Assets consist of:
Paid in capital		$ 2,235,845,129
Undistributed net investment income		3,650,108
Accumulated undistributed net realized gain (loss) on investments		(60,230,112)
Net unrealized appreciation (depreciation) on investments		183,693,969
Net Assets		$ 2,362,959,094

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,539,333,173 ÷ 129,280,617 shares)		$ 11.91

Maximum offering price per share (100/94.25 of $11.91)		$ 12.64
Class T: Net Asset Value and redemption price per share ($257,593,581 ÷ 21,588,079 shares)		$ 11.93

Maximum offering price per share (100/96.50 of $11.93)		$ 12.36
Class B: Net Asset Value and offering price per share ($29,202,418 ÷ 2,465,432 shares)A		$ 11.84

Class C: Net Asset Value and offering price per share ($66,125,554 ÷ 5,603,545 shares)A		$ 11.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($470,704,368 ÷ 39,267,805 shares)		$ 11.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 36,774,870

Expenses
Distribution and service plan fees	$ 5,515,451
Independent trustees' compensation	7,051
Total expenses before reductions	5,522,502
Expense reductions	(7,051)	5,515,451
Net investment income (loss)		31,259,419
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,909,072
Capital gain distributions from underlying funds	59,408,409
Total net realized gain (loss)		69,317,481
Change in net unrealized appreciation (depreciation) on underlying funds		(49,933,046)
Net gain (loss)		19,384,435
Net increase (decrease) in net assets resulting from operations		$ 50,643,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,259,419	$ 22,209,173
Net realized gain (loss)	69,317,481	456,298
Change in net unrealized appreciation (depreciation)	(49,933,046)	215,413,028
Net increase (decrease) in net assets resulting from operations	50,643,854	238,078,499
Distributions to shareholders from net investment income	(29,784,172)	(22,138,802)
Distributions to shareholders from net realized gain	(32,097,999)	(15,443,713)
Total distributions	(61,882,171)	(37,582,515)
Share transactions - net increase (decrease)	440,882,254	270,608,455
Total increase (decrease) in net assets	429,643,937	471,104,439

Net Assets
Beginning of period	1,933,315,157	1,462,210,718
End of period (including undistributed net investment income of $3,650,108 and undistributed net investment income of $2,482,027, respectively)	$ 2,362,959,094	$ 1,933,315,157

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 10.76	$ 7.51	$ 12.26	$ 13.01
Income from Investment Operations
Net investment income (loss) C	.18	.16	.18	.23	.26
Net realized and unrealized gain (loss)	(.01) E	1.43	3.32	(4.36)	(.50)
Total from investment operations	.17	1.59	3.50	(4.13)	(.24)
Distributions from net investment income	(.17)	(.16)	(.17)	(.22)	(.22)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.35)	(.26) H	(.25) G	(.62)	(.51)
Net asset value, end of period	$ 11.91	$ 12.09	$ 10.76	$ 7.51	$ 12.26
Total Return A,B	1.61%	14.97%	46.86%	(34.98)%	(2.14)%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.56%	1.42%	1.82%	2.41%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,539,333	$ 1,290,255	$ 999,687	$ 512,482	$ 558,890
Portfolio turnover rate	14%	34%	19%	29%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 10.78	$ 7.52	$ 12.28	$ 13.03
Income from Investment Operations
Net investment income (loss) C	.15	.13	.15	.21	.23
Net realized and unrealized gain (loss)	(.01) E	1.43	3.34	(4.37)	(.51)
Total from investment operations	.14	1.56	3.49	(4.16)	(.28)
Distributions from net investment income	(.14)	(.13)	(.15)	(.20)	(.18)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.32)	(.23) H	(.23) G	(.60)	(.47)
Net asset value, end of period	$ 11.93	$ 12.11	$ 10.78	$ 7.52	$ 12.28
Total Return A,B	1.33%	14.67%	46.60%	(35.20)%	(2.40)%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.31%	1.17%	1.57%	2.16%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,594	$ 258,166	$ 230,003	$ 139,330	$ 173,946
Portfolio turnover rate	14%	34%	19%	29%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.70	$ 7.47	$ 12.17	$ 12.93
Income from Investment Operations
Net investment income (loss) C	.09	.07	.10	.16	.16
Net realized and unrealized gain (loss)	(.01) E	1.42	3.32	(4.32)	(.51)
Total from investment operations	.08	1.49	3.42	(4.16)	(.35)
Distributions from net investment income	(.08)	(.07)	(.10)	(.14)	(.12)
Distributions from net realized gain	(.17)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.25)	(.18)	(.19) G	(.54)	(.41)
Net asset value, end of period	$ 11.84	$ 12.01	$ 10.70	$ 7.47	$ 12.17
Total Return A,B	.82%	14.02%	45.83%	(35.45)%	(2.95)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.67%	1.07%	1.66%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,202	$ 38,946	$ 38,816	$ 27,207	$ 43,016
Portfolio turnover rate	14%	34%	19%	29%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 10.68	$ 7.46	$ 12.16	$ 12.92
Income from Investment Operations
Net investment income (loss) C	.09	.07	.10	.16	.16
Net realized and unrealized gain (loss)	(.01) E	1.41	3.31	(4.32)	(.50)
Total from investment operations	.08	1.48	3.41	(4.16)	(.34)
Distributions from net investment income	(.09)	(.08)	(.11)	(.14)	(.13)
Distributions from net realized gain	(.17)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.26)	(.18) H	(.19) G	(.54)	(.42)
Net asset value, end of period	$ 11.80	$ 11.98	$ 10.68	$ 7.46	$ 12.16
Total Return A,B	.86%	14.01%	45.83%	(35.44)%	(2.91)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.67%	1.07%	1.66%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,126	$ 61,640	$ 52,756	$ 31,735	$ 40,426
Portfolio turnover rate	14%	34%	19%	29%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 10.83	$ 7.55	$ 12.33	$ 13.08
Income from Investment Operations
Net investment income (loss) B	.21	.19	.20	.26	.29
Net realized and unrealized gain (loss)	(.02) E	1.44	3.35	(4.39)	(.50)
Total from investment operations	.19	1.63	3.55	(4.13)	(.21)
Distributions from net investment income	(.20)	(.18)	(.19)	(.25)	(.25)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.37) G	(.29)	(.27) H	(.65)	(.54)
Net asset value, end of period	$ 11.99	$ 12.17	$ 10.83	$ 7.55	$ 12.33
Total Return A	1.84%	15.23%	47.31%	(34.83)%	(1.93)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.81%	1.67%	2.07%	2.66%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 470,704	$ 284,309	$ 140,948	$ 69,731	$ 52,762
Portfolio turnover rate	14%	34%	19%	29%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.5	6.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.6	4.5
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.4
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.2
Fidelity Advisor Small Cap Fund Institutional Class	2.2	2.2
Fidelity Series 100 Index Fund	5.6	5.6
Fidelity Series All-Sector Equity Fund	8.9	9.0
Fidelity Series Large Cap Value Fund	8.6	8.5
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	2.1	2.1
	45.3	44.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.8
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.7
Fidelity Series International Growth Fund	6.7	5.9
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.6	5.6
	14.6	14.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.4	3.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.8	0.0
Fidelity Series High Income Fund	7.0	7.4
Fidelity Series Real Estate Income Fund	0.4	0.0
	8.8	8.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	1.9	0.6
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	3.4
Fidelity Series Investment Grade Bond Fund	17.5	18.6
	17.5	22.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.5%
Domestic Equity Funds	45.3%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	1.9%
Investment Grade Bond Funds	17.5%

Six months ago
Commodity Funds	6.9%
Domestic Equity Funds	44.5%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	0.6%
Investment Grade Bond Funds	22.0%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	44.1%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.4%
Investment Grade Bond Funds	19.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 52.8%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund	20,414,804	$ 184,141,533
Domestic Equity Funds - 45.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,683,468	112,287,286
Fidelity Advisor Growth & Income Fund Institutional Class	8,160,757	159,706,015
Fidelity Advisor Large Cap Fund Institutional Class	7,436,425	157,354,758
Fidelity Advisor Small Cap Fund Institutional Class	2,134,698	53,837,087
Fidelity Series 100 Index Fund	13,784,557	137,156,344
Fidelity Series All-Sector Equity Fund	17,078,109	218,599,799
Fidelity Series Large Cap Value Fund	18,542,041	209,710,478
Fidelity Series Real Estate Equity Fund	721,275	8,518,258
Fidelity Series Small Cap Opportunities Fund	4,501,032	52,437,023
TOTAL DOMESTIC EQUITY FUNDS		1,109,607,048
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,139,229,436)		1,293,748,581
International Equity Funds - 19.0%

Developed International Equity Funds - 14.6%
Fidelity Series International Growth Fund	14,366,799	164,212,508
Fidelity Series International Small Cap Fund	2,771,056	33,252,671
Fidelity Series International Value Fund	18,312,607	160,601,568
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		358,066,747

	Shares	Value
Emerging Markets Equity Funds - 4.4%
Fidelity Series Emerging Markets Fund	6,436,371	$ 106,135,763
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $447,566,318)		464,202,510
Bond Funds - 28.2%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund	1,513,441	15,724,647
Fidelity Series Floating Rate High Income Fund	1,818,227	18,891,381
Fidelity Series High Income Fund	17,327,376	171,541,024
Fidelity Series Real Estate Income Fund	886,744	9,523,632
TOTAL HIGH YIELD BOND FUNDS		215,680,684
Inflation-Protected Bond Funds - 1.9%
Fidelity Series Inflation-Protected Bond Index Fund	4,251,814	47,875,430
Investment Grade Bond Funds - 17.5%
Fidelity Series Investment Grade Bond Fund	36,593,886	427,782,525
TOTAL BOND FUNDS (Cost $678,377,345)		691,338,639
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,265,173,099)		2,449,289,730
NET OTHER ASSETS (LIABILITIES) - 0.0%		(553,309)
NET ASSETS - 100%		$ 2,448,736,421
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $2,265,173,099) - See accompanying schedule		$ 2,449,289,730
Cash		3
Receivable for investments sold		90,403
Receivable for fund shares sold		5,008,082
Total assets		2,454,388,218

Liabilities
Payable for investments purchased	$ 265,823
Payable for fund shares redeemed	4,849,624
Distribution and service plan fees payable	536,350
Total liabilities		5,651,797

Net Assets		$ 2,448,736,421
Net Assets consist of:
Paid in capital		$ 2,344,488,522
Undistributed net investment income		3,648,204
Accumulated undistributed net realized gain (loss) on investments		(83,516,936)
Net unrealized appreciation (depreciation) on investments		184,116,631
Net Assets		$ 2,448,736,421

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,506,826,503 ÷ 120,749,988 shares)		$ 12.48

Maximum offering price per share (100/94.25 of $12.48)		$ 13.24
Class T: Net Asset Value and redemption price per share ($335,406,852 ÷ 26,951,516 shares)		$ 12.44

Maximum offering price per share (100/96.50 of $12.44)		$ 12.89
Class B: Net Asset Value and offering price per share ($34,324,013 ÷ 2,765,768 shares)A		$ 12.41

Class C: Net Asset Value and offering price per share ($66,417,735 ÷ 5,370,997 shares)A		$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($505,761,318 ÷ 40,346,095 shares)		$ 12.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 39,366,282

Expenses
Distribution and service plan fees	$ 6,015,691
Independent trustees' compensation	7,544
Total expenses before reductions	6,023,235
Expense reductions	(7,544)	6,015,691
Net investment income (loss)		33,350,591
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	41,058,787
Capital gain distributions from underlying funds	63,970,064
Total net realized gain (loss)		105,028,851
Change in net unrealized appreciation (depreciation) on underlying funds		(97,033,979)
Net gain (loss)		7,994,872
Net increase (decrease) in net assets resulting from operations		$ 41,345,463

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,350,591	$ 24,007,195
Net realized gain (loss)	105,028,851	(17,667,391)
Change in net unrealized appreciation (depreciation)	(97,033,979)	263,557,971
Net increase (decrease) in net assets resulting from operations	41,345,463	269,897,775
Distributions to shareholders from net investment income	(31,808,537)	(23,893,943)
Distributions to shareholders from net realized gain	(34,249,192)	(17,498,965)
Total distributions	(66,057,729)	(41,392,908)
Share transactions - net increase (decrease)	347,268,422	191,320,603
Total increase (decrease) in net assets	322,556,156	419,825,470

Net Assets
Beginning of period	2,126,180,265	1,706,354,795
End of period (including undistributed net investment income of $3,648,204 and undistributed net investment income of $2,499,240, respectively)	$ 2,448,736,421	$ 2,126,180,265

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.29	$ 7.69	$ 13.29	$ 14.27
Income from Investment Operations
Net investment income (loss) C	.19	.16	.16	.21	.22
Net realized and unrealized gain (loss)	(.06) E	1.54	3.68	(5.10)	(.63)
Total from investment operations	.13	1.70	3.84	(4.89)	(.41)
Distributions from net investment income	(.18)	(.16)	(.15)	(.21)	(.19)
Distributions from net realized gain	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.37)	(.27)	(.24) G	(.71)	(.57)
Net asset value, end of period	$ 12.48	$ 12.72	$ 11.29	$ 7.69	$ 13.29
Total Return A,B	1.25%	15.27%	50.17%	(38.49)%	(3.22)%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.57%	1.38%	1.61%	2.08%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,506,827	$ 1,340,583	$ 1,030,972	$ 527,042	$ 626,641
Portfolio turnover rate	16%	38%	20%	22%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.25	$ 7.67	$ 13.25	$ 14.23
Income from Investment Operations
Net investment income (loss) C	.16	.13	.14	.19	.19
Net realized and unrealized gain (loss)	(.06) E	1.54	3.66	(5.09)	(.64)
Total from investment operations	.10	1.67	3.80	(4.90)	(.45)
Distributions from net investment income	(.15)	(.13)	(.13)	(.18)	(.15)
Distributions from net realized gain	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.34)	(.24)	(.22) G	(.68)	(.53)
Net asset value, end of period	$ 12.44	$ 12.68	$ 11.25	$ 7.67	$ 13.25
Total Return A,B	.98%	14.98%	49.72%	(38.62)%	(3.49)%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.32%	1.12%	1.36%	1.83%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,407	$ 348,443	$ 382,092	$ 236,333	$ 297,618
Portfolio turnover rate	16%	38%	20%	22%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.21	$ 7.64	$ 13.17	$ 14.15
Income from Investment Operations
Net investment income (loss) C	.10	.07	.09	.14	.11
Net realized and unrealized gain (loss)	(.06) E	1.53	3.65	(5.06)	(.63)
Total from investment operations	.04	1.60	3.74	(4.92)	(.52)
Distributions from net investment income	(.08)	(.07)	(.08)	(.11)	(.09)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.50)	(.37)
Total distributions	(.26)	(.18)	(.17) G	(.61)	(.46)
Net asset value, end of period	$ 12.41	$ 12.63	$ 11.21	$ 7.64	$ 13.17
Total Return A,B	.52%	14.38%	49.07%	(38.94)%	(3.96)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.82%	.62%	.86%	1.33%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,324	$ 47,275	$ 51,360	$ 35,701	$ 60,367
Portfolio turnover rate	16%	38%	20%	22%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 11.19	$ 7.63	$ 13.17	$ 14.15
Income from Investment Operations
Net investment income (loss) C	.10	.07	.09	.14	.11
Net realized and unrealized gain (loss)	(.05) E	1.53	3.65	(5.06)	(.63)
Total from investment operations	.05	1.60	3.74	(4.92)	(.52)
Distributions from net investment income	(.09)	(.08)	(.08)	(.12)	(.09)
Distributions from net realized gain	(.18)	(.11)	(.09)	(.50)	(.37)
Total distributions	(.28) H	(.19)	(.18) G	(.62)	(.46)
Net asset value, end of period	$ 12.37	$ 12.60	$ 11.19	$ 7.63	$ 13.17
Total Return A,B	.55%	14.38%	49.06%	(38.96)%	(3.95)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.82%	.63%	.86%	1.33%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,418	$ 68,349	$ 63,700	$ 40,294	$ 58,768
Portfolio turnover rate	16%	38%	20%	22%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 11.33	$ 7.72	$ 13.34	$ 14.32
Income from Investment Operations
Net investment income (loss) B	.22	.19	.19	.23	.26
Net realized and unrealized gain (loss)	(.05) E	1.55	3.69	(5.11)	(.64)
Total from investment operations	.17	1.74	3.88	(4.88)	(.38)
Distributions from net investment income	(.21)	(.19)	(.17)	(.24)	(.22)
Distributions from net realized gain	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.40)	(.30)	(.27) G	(.74)	(.60)
Net asset value, end of period	$ 12.54	$ 12.77	$ 11.33	$ 7.72	$ 13.34
Total Return A	1.57%	15.56%	50.42%	(38.31)%	(3.01)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.82%	1.62%	1.86%	2.33%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 505,761	$ 321,529	$ 178,232	$ 82,534	$ 69,011
Portfolio turnover rate	16%	38%	20%	22%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.6	8.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.2	5.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.5	7.4
Fidelity Advisor Large Cap Fund Institutional Class	7.4	7.1
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.5
Fidelity Series 100 Index Fund	6.4	6.4
Fidelity Series All-Sector Equity Fund	10.2	10.3
Fidelity Series Large Cap Value Fund	9.8	9.8
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	2.5	2.4
	51.9	51.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.9
Fidelity Series International Growth Fund	7.7	6.8
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	7.5	6.4
	16.8	16.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.4	0.0
Fidelity Series High Income Fund	6.9	7.5
Fidelity Series Real Estate Income Fund	0.2	0.0
	8.2	8.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	1.8
Fidelity Series Investment Grade Bond Fund	9.5	9.9
	9.5	11.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.6%
Domestic Equity Funds	51.9%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	9.5%

Six months ago
Commodity Funds	8.3%
Domestic Equity Funds	51.1%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	11.7%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	50.9%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund	15,801,874	$ 142,532,906
Domestic Equity Funds - 51.9%
Fidelity Advisor Equity Growth Fund Institutional Class	1,293,724	86,291,368
Fidelity Advisor Growth & Income Fund Institutional Class	6,271,304	122,729,414
Fidelity Advisor Large Cap Fund Institutional Class	5,714,883	120,926,914
Fidelity Advisor Small Cap Fund Institutional Class	1,640,657	41,377,358
Fidelity Series 100 Index Fund	10,592,904	105,399,398
Fidelity Series All-Sector Equity Fund	13,144,042	168,243,744
Fidelity Series Large Cap Value Fund	14,273,308	161,431,116
Fidelity Series Real Estate Equity Fund	553,106	6,532,177
Fidelity Series Small Cap Opportunities Fund	3,459,594	40,304,264
TOTAL DOMESTIC EQUITY FUNDS		853,235,753
TOTAL DOMESTIC EQUITY FUNDS (Cost $884,246,770)		995,768,659
International Equity Funds - 21.8%

Developed International Equity Funds - 16.8%
Fidelity Series International Growth Fund	11,111,182	127,000,805
Fidelity Series International Small Cap Fund	2,142,939	25,715,272
Fidelity Series International Value Fund	14,163,279	124,211,960
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		276,928,037

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund	4,976,584	$ 82,063,876
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $347,583,814)		358,991,913
Bond Funds - 17.7%

High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund	1,033,370	10,736,716
Fidelity Series Floating Rate High Income Fund	644,006	6,691,224
Fidelity Series High Income Fund	11,471,015	113,563,049
Fidelity Series Real Estate Income Fund	315,154	3,384,754
TOTAL HIGH YIELD BOND FUNDS		134,375,743
Investment Grade Bond Funds - 9.5%
Fidelity Series Investment Grade Bond Fund	13,374,981	156,353,525
TOTAL BOND FUNDS (Cost $285,576,520)		290,729,268
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,517,407,104)		1,645,489,840
NET OTHER ASSETS (LIABILITIES) - 0.0%		(337,996)
NET ASSETS - 100%		$ 1,645,151,844
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $1,517,407,104) - See accompanying schedule		$ 1,645,489,840
Cash		9
Receivable for investments sold		187,816
Receivable for fund shares sold		7,246,324
Total assets		1,652,923,989

Liabilities
Payable for investments purchased	$ 47,776
Payable for fund shares redeemed	7,386,405
Distribution and service plan fees payable	337,964
Total liabilities		7,772,145

Net Assets		$ 1,645,151,844
Net Assets consist of:
Paid in capital		$ 1,554,264,785
Undistributed net investment income		1,600,697
Accumulated undistributed net realized gain (loss) on investments		(38,796,374)
Net unrealized appreciation (depreciation) on investments		128,082,736
Net Assets		$ 1,645,151,844

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,057,102,398 ÷ 89,597,100 shares)		$ 11.80

Maximum offering price per share (100/94.25 of $11.80)		$ 12.52
Class T: Net Asset Value and redemption price per share ($166,842,697 ÷ 14,205,931 shares)		$ 11.74

Maximum offering price per share (100/96.50 of $11.74)		$ 12.17
Class B: Net Asset Value and offering price per share ($22,013,092 ÷ 1,886,953 shares)A		$ 11.67

Class C: Net Asset Value and offering price per share ($38,613,986 ÷ 3,315,026 shares)A		$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($360,579,671 ÷ 30,415,177 shares)		$ 11.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 23,038,684

Expenses
Distribution and service plan fees	$ 3,680,147
Independent trustees' compensation	4,881
Total expenses before reductions	3,685,028
Expense reductions	(4,881)	3,680,147
Net investment income (loss)		19,358,537
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,394,981
Capital gain distributions from underlying funds	44,594,066
Total net realized gain (loss)		51,989,047
Change in net unrealized appreciation (depreciation) on underlying funds		(49,807,030)
Net gain (loss)		2,182,017
Net increase (decrease) in net assets resulting from operations		$ 21,540,554

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,358,537	$ 13,411,605
Net realized gain (loss)	51,989,047	(1,815,775)
Change in net unrealized appreciation (depreciation)	(49,807,030)	167,217,095
Net increase (decrease) in net assets resulting from operations	21,540,554	178,812,925
Distributions to shareholders from net investment income	(18,511,496)	(13,257,727)
Distributions to shareholders from net realized gain	(23,728,615)	(10,450,172)
Total distributions	(42,240,111)	(23,707,899)
Share transactions - net increase (decrease)	306,672,323	235,486,573
Total increase (decrease) in net assets	285,972,766	390,591,599

Net Assets
Beginning of period	1,359,179,078	968,587,479
End of period (including undistributed net investment income of $1,600,697 and undistributed net investment income of $1,027,531, respectively)	$ 1,645,151,844	$ 1,359,179,078

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 10.65	$ 7.18	$ 12.53	$ 13.44
Income from Investment Operations
Net investment income (loss) C	.16	.14	.14	.20	.20
Net realized and unrealized gain (loss)	(.13) E	1.56	3.55	(4.92)	(.60)
Total from investment operations	.03	1.70	3.69	(4.72)	(.40)
Distributions from net investment income	(.15)	(.13)	(.14)	(.18)	(.17)
Distributions from net realized gain	(.19)	(.11)	(.08)	(.45)	(.34)
Total distributions	(.34)	(.24)	(.22)	(.63) G	(.51)
Net asset value, end of period	$ 11.80	$ 12.11	$ 10.65	$ 7.18	$ 12.53
Total Return A, B	.47%	16.13%	51.59%	(39.29)%	(3.34)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.39%	1.26%	1.51%	2.04%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,057,102	$ 906,896	$ 669,450	$ 314,996	$ 336,805
Portfolio turnover rate	13%	30%	16%	21%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 10.60	$ 7.15	$ 12.47	$ 13.38
Income from Investment Operations
Net investment income (loss) C	.13	.11	.12	.17	.17
Net realized and unrealized gain (loss)	(.13) E	1.55	3.53	(4.89)	(.62)
Total from investment operations	-	1.66	3.65	(4.72)	(.45)
Distributions from net investment income	(.12)	(.11)	(.12)	(.16)	(.13)
Distributions from net realized gain	(.19)	(.11)	(.08)	(.45)	(.33)
Total distributions	(.31)	(.21) H	(.20)	(.60) G	(.46)
Net asset value, end of period	$ 11.74	$ 12.05	$ 10.60	$ 7.15	$ 12.47
Total Return A, B	.19%	15.84%	51.17%	(39.42)%	(3.66)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.14%	1.01%	1.26%	1.79%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,843	$ 169,442	$ 143,106	$ 81,463	$ 99,531
Portfolio turnover rate	13%	30%	16%	21%	9%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.52	$ 7.10	$ 12.38	$ 13.29
Income from Investment Operations
Net investment income (loss) C	.07	.05	.07	.13	.10
Net realized and unrealized gain (loss)	(.12) E	1.55	3.50	(4.86)	(.61)
Total from investment operations	(.05)	1.60	3.57	(4.73)	(.51)
Distributions from net investment income	(.07)	(.06)	(.07)	(.10)	(.08)
Distributions from net realized gain	(.17)	(.10)	(.08)	(.45)	(.32)
Total distributions	(.24)	(.16)	(.15)	(.55) G	(.40)
Net asset value, end of period	$ 11.67	$ 11.96	$ 10.52	$ 7.10	$ 12.38
Total Return A, B	(.23)%	15.28%	50.43%	(39.76)%	(4.10)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.51%	.76%	1.30%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,013	$ 28,360	$ 27,408	$ 17,892	$ 27,854
Portfolio turnover rate	13%	30%	16%	21%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.52	$ 7.11	$ 12.39	$ 13.30
Income from Investment Operations
Net investment income (loss) C	.07	.06	.07	.12	.10
Net realized and unrealized gain (loss)	(.13) E	1.54	3.50	(4.85)	(.61)
Total from investment operations	(.06)	1.60	3.57	(4.73)	(.51)
Distributions from net investment income	(.08)	(.06)	(.08)	(.11)	(.08)
Distributions from net realized gain	(.18)	(.10)	(.08)	(.45)	(.32)
Total distributions	(.25) H	(.16)	(.16)	(.55) G	(.40)
Net asset value, end of period	$ 11.65	$ 11.96	$ 10.52	$ 7.11	$ 12.39
Total Return A, B	(.29)%	15.33%	50.28%	(39.70)%	(4.10)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.64%	.51%	.76%	1.29%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,614	$ 36,389	$ 30,994	$ 17,821	$ 23,168
Portfolio turnover rate	13%	30%	16%	21%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 10.69	$ 7.21	$ 12.57	$ 13.49
Income from Investment Operations
Net investment income (loss) B	.19	.17	.17	.22	.24
Net realized and unrealized gain (loss)	(.14) E	1.57	3.55	(4.93)	(.62)
Total from investment operations	.05	1.74	3.72	(4.71)	(.38)
Distributions from net investment income	(.17)	(.16)	(.16)	(.21)	(.20)
Distributions from net realized gain	(.19)	(.11)	(.08)	(.45)	(.34)
Total distributions	(.36)	(.26) H	(.24)	(.65) G	(.54)
Net asset value, end of period	$ 11.86	$ 12.17	$ 10.69	$ 7.21	$ 12.57
Total Return A	.71%	16.51%	51.81%	(39.08)%	(3.19)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.64%	1.51%	1.76%	2.29%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,580	$ 218,092	$ 97,629	$ 43,667	$ 34,162
Portfolio turnover rate	13%	30%	16%	21%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.7	8.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.3	5.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.6	7.5
Fidelity Advisor Large Cap Fund Institutional Class	7.4	7.2
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.5
Fidelity Series 100 Index Fund	6.5	6.5
Fidelity Series All-Sector Equity Fund	10.3	10.5
Fidelity Series Large Cap Value Fund	9.9	9.9
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	2.5	2.4
	52.4	51.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.9
Fidelity Series International Growth Fund	7.7	6.8
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	7.6	6.5
	16.9	16.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.8
Fidelity Series Floating Rate High Income Fund	0.3	0.0
Fidelity Series High Income Fund	7.3	8.4
Fidelity Series Real Estate Income Fund	0.2	0.0
	8.5	9.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	1.5
Fidelity Series Investment Grade Bond Fund	8.5	8.3
	8.5	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.7%
Domestic Equity Funds	52.4%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	8.5%

Six months ago
Commodity Funds	8.5%
Domestic Equity Funds	51.7%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.2%
Investment Grade Bond Funds	9.8%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.5%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	9.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 61.1%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund	16,080,188	$ 145,043,295
Domestic Equity Funds - 52.4%
Fidelity Advisor Equity Growth Fund Institutional Class	1,329,842	88,700,442
Fidelity Advisor Growth & Income Fund Institutional Class	6,446,414	126,156,312
Fidelity Advisor Large Cap Fund Institutional Class	5,874,398	124,302,261
Fidelity Advisor Small Cap Fund Institutional Class	1,686,410	42,531,266
Fidelity Series 100 Index Fund	10,888,721	108,342,771
Fidelity Series All-Sector Equity Fund	13,486,928	172,632,678
Fidelity Series Large Cap Value Fund	14,643,976	165,623,368
Fidelity Series Real Estate Equity Fund	568,900	6,718,714
Fidelity Series Small Cap Opportunities Fund	3,555,997	41,427,362
TOTAL DOMESTIC EQUITY FUNDS		876,435,174
TOTAL DOMESTIC EQUITY FUNDS (Cost $951,802,795)		1,021,478,469
International Equity Funds - 21.9%

Developed International Equity Funds - 16.9%
Fidelity Series International Growth Fund	11,345,794	129,682,431
Fidelity Series International Small Cap Fund	2,188,220	26,258,639
Fidelity Series International Value Fund	14,461,983	126,831,589
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		282,772,659

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund	5,082,035	$ 83,802,751
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $354,104,170)		366,575,410
Bond Funds - 17.0%

High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund	1,115,271	11,587,665
Fidelity Series Floating Rate High Income Fund	580,914	6,035,695
Fidelity Series High Income Fund	12,264,489	121,418,439
Fidelity Series Real Estate Income Fund	296,695	3,186,505
TOTAL HIGH YIELD BOND FUNDS		142,228,304
Investment Grade Bond Funds - 8.5%
Fidelity Series Investment Grade Bond Fund	12,115,257	141,627,358
TOTAL BOND FUNDS (Cost $281,726,835)		283,855,662
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,587,633,800)		1,671,909,541
NET OTHER ASSETS (LIABILITIES) - 0.0%		(382,476)
NET ASSETS - 100%		$ 1,671,527,065
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $1,587,633,800) - See accompanying schedule		$ 1,671,909,541
Cash		7
Receivable for investments sold		373,764
Receivable for fund shares sold		5,524,712
Total assets		1,677,808,024

Liabilities
Payable for investments purchased	$ 12,861
Payable for fund shares redeemed	5,885,649
Distribution and service plan fees payable	382,449
Total liabilities		6,280,959

Net Assets		$ 1,671,527,065
Net Assets consist of:
Paid in capital		$ 1,601,387,556
Undistributed net investment income		1,454,182
Accumulated undistributed net realized gain (loss) on investments		(15,590,414)
Net unrealized appreciation (depreciation) on investments		84,275,741
Net Assets		$ 1,671,527,065

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($967,348,233 ÷ 76,793,513 shares)		$ 12.60

Maximum offering price per share (100/94.25 of $12.60)		$ 13.37
Class T: Net Asset Value and redemption price per share ($262,943,968 ÷ 20,923,258 shares)		$ 12.57

Maximum offering price per share (100/96.50 of $12.57)		$ 13.03
Class B: Net Asset Value and offering price per share ($31,573,801 ÷ 2,530,784 shares)A		$ 12.48

Class C: Net Asset Value and offering price per share ($56,909,921 ÷ 4,572,262 shares)A		$ 12.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($352,751,142 ÷ 27,878,551 shares)		$ 12.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 23,957,586

Expenses
Distribution and service plan fees	$ 4,293,647
Independent trustees' compensation	5,129
Total expenses before reductions	4,298,776
Expense reductions	(5,129)	4,293,647
Net investment income (loss)		19,663,939
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(28,572,619)
Capital gain distributions from underlying funds	46,586,251
Total net realized gain (loss)		18,013,632
Change in net unrealized appreciation (depreciation) on underlying funds		(22,180,489)
Net gain (loss)		(4,166,857)
Net increase (decrease) in net assets resulting from operations		$ 15,497,082

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,663,939	$ 14,839,541
Net realized gain (loss)	18,013,632	39,603,656
Change in net unrealized appreciation (depreciation)	(22,180,489)	144,982,726
Net increase (decrease) in net assets resulting from operations	15,497,082	199,425,923
Distributions to shareholders from net investment income	(18,881,497)	(14,806,752)
Distributions to shareholders from net realized gain	(25,268,073)	(11,833,286)
Total distributions	(44,149,570)	(26,640,038)
Share transactions - net increase (decrease)	229,257,376	103,322,755
Total increase (decrease) in net assets	200,604,888	276,108,640

Net Assets
Beginning of period	1,470,922,177	1,194,813,537
End of period (including undistributed net investment income of $1,454,182 and undistributed net investment income of $959,515, respectively)	$ 1,671,527,065	$ 1,470,922,177

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 11.37	$ 7.59	$ 13.57	$ 14.69
Income from Investment Operations
Net investment income (loss) C	.17	.15	.15	.21	.22
Net realized and unrealized gain (loss)	(.15)	1.69	3.87	(5.44)	(.74)
Total from investment operations	.02	1.84	4.02	(5.23)	(.52)
Distributions from net investment income	(.16)	(.15)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.37)	(.26)	(.24)	(.75) F	(.60)
Net asset value, end of period	$ 12.60	$ 12.95	$ 11.37	$ 7.59	$ 13.57
Total Return A, B	.38%	16.38%	53.15%	(40.42)%	(3.92)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.25%	1.52%	2.02%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 967,348	$ 865,008	$ 670,673	$ 342,357	$ 428,381
Portfolio turnover rate	14%	38%	18%	18%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 11.34	$ 7.57	$ 13.54	$ 14.64
Income from Investment Operations
Net investment income (loss) C	.14	.12	.13	.18	.18
Net realized and unrealized gain (loss)	(.16)	1.68	3.86	(5.43)	(.72)
Total from investment operations	(.02)	1.80	3.99	(5.25)	(.54)
Distributions from net investment income	(.13)	(.11)	(.13)	(.17)	(.16)
Distributions from net realized gain	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.33) G	(.22)	(.22)	(.72) F	(.56)
Net asset value, end of period	$ 12.57	$ 12.92	$ 11.34	$ 7.57	$ 13.54
Total Return A, B	.12%	16.06%	52.83%	(40.61)%	(4.05)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	1.00%	1.27%	1.77%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,944	$ 276,335	$ 300,594	$ 181,917	$ 238,675
Portfolio turnover rate	14%	38%	18%	18%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

G Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.26	$ 7.52	$ 13.42	$ 14.53
Income from Investment Operations
Net investment income (loss) C	.08	.06	.08	.13	.11
Net realized and unrealized gain (loss)	(.15)	1.66	3.83	(5.37)	(.73)
Total from investment operations	(.07)	1.72	3.91	(5.24)	(.62)
Distributions from net investment income	(.07)	(.06)	(.08)	(.11)	(.10)
Distributions from net realized gain	(.20)	(.10)	(.09)	(.55)	(.39)
Total distributions	(.27)	(.16)	(.17)	(.66) F	(.49)
Net asset value, end of period	$ 12.48	$ 12.82	$ 11.26	$ 7.52	$ 13.42
Total Return A, B	(.36)%	15.43%	52.08%	(40.85)%	(4.59)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.50%	.77%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,574	$ 41,935	$ 43,773	$ 29,479	$ 50,827
Portfolio turnover rate	14%	38%	18%	18%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 11.25	$ 7.51	$ 13.42	$ 14.52
Income from Investment Operations
Net investment income (loss) C	.08	.06	.08	.13	.11
Net realized and unrealized gain (loss)	(.15)	1.66	3.83	(5.37)	(.72)
Total from investment operations	(.07)	1.72	3.91	(5.24)	(.61)
Distributions from net investment income	(.08)	(.07)	(.08)	(.12)	(.10)
Distributions from net realized gain	(.20)	(.10)	(.09)	(.55)	(.39)
Total distributions	(.28)	(.17)	(.17)	(.67) F	(.49)
Net asset value, end of period	$ 12.45	$ 12.80	$ 11.25	$ 7.51	$ 13.42
Total Return A, B	(.35)%	15.39%	52.18%	(40.91)%	(4.54)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.50%	.77%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,910	$ 58,416	$ 53,334	$ 34,036	$ 54,549
Portfolio turnover rate	14%	38%	18%	18%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 11.42	$ 7.62	$ 13.62	$ 14.74
Income from Investment Operations
Net investment income (loss) B	.20	.18	.18	.23	.25
Net realized and unrealized gain (loss)	(.16)	1.69	3.88	(5.45)	(.74)
Total from investment operations	.04	1.87	4.06	(5.22)	(.49)
Distributions from net investment income	(.19)	(.18)	(.17)	(.22)	(.23)
Distributions from net realized gain	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.39) G	(.29)	(.26)	(.78) F	(.63)
Net asset value, end of period	$ 12.65	$ 13.00	$ 11.42	$ 7.62	$ 13.62
Total Return A	.61%	16.57%	53.53%	(40.24)%	(3.70)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.63%	1.50%	1.77%	2.27%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 352,751	$ 229,228	$ 126,440	$ 56,940	$ 46,457
Portfolio turnover rate	14%	38%	18%	18%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

G Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.1	8.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.4	5.4
Fidelity Advisor Growth & Income Fund Institutional Class	7.7	7.6
Fidelity Advisor Large Cap Fund Institutional Class	7.6	7.4
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.6
Fidelity Series 100 Index Fund	6.6	6.7
Fidelity Series All-Sector Equity Fund	10.6	10.7
Fidelity Series Large Cap Value Fund	10.1	10.2
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	2.5	2.5
	53.5	53.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.9
Fidelity Series International Growth Fund	8.0	7.0
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	7.8	6.7
	17.4	17.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.2	4.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.9
Fidelity Series Floating Rate High Income Fund	0.2	0.0
Fidelity Series High Income Fund	9.1	9.8
Fidelity Series Real Estate Income Fund	0.1	0.0
	10.1	10.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	0.7
Fidelity Series Investment Grade Bond Fund	4.7	5.2
	4.7	5.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.1%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	4.7%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	53.1%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	5.9%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	5.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund	6,490,307	$ 58,542,572
Domestic Equity Funds - 53.5%
Fidelity Advisor Equity Growth Fund Institutional Class	520,680	34,729,381
Fidelity Advisor Growth & Income Fund Institutional Class	2,524,032	49,395,315
Fidelity Advisor Large Cap Fund Institutional Class	2,300,039	48,668,830
Fidelity Advisor Small Cap Fund Institutional Class	660,262	16,651,807
Fidelity Series 100 Index Fund	4,263,411	42,420,938
Fidelity Series All-Sector Equity Fund	5,294,722	67,772,443
Fidelity Series Large Cap Value Fund	5,748,954	65,020,665
Fidelity Series Real Estate Equity Fund	223,589	2,640,588
Fidelity Series Small Cap Opportunities Fund	1,392,224	16,219,404
TOTAL DOMESTIC EQUITY FUNDS		343,519,371
TOTAL DOMESTIC EQUITY FUNDS (Cost $358,503,986)		402,061,943
International Equity Funds - 22.6%

Developed International Equity Funds - 17.4%
Fidelity Series International Growth Fund	4,504,477	51,486,168
Fidelity Series International Small Cap Fund	868,850	10,426,199
Fidelity Series International Value Fund	5,741,737	50,355,038
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		112,267,405

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund	2,018,401	$ 33,283,436
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $141,497,632)		145,550,841
Bond Funds - 14.8%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	432,590	4,494,615
Fidelity Series Floating Rate High Income Fund	117,451	1,220,316
Fidelity Series High Income Fund	5,909,626	58,505,293
Fidelity Series Real Estate Income Fund	61,386	659,290
TOTAL HIGH YIELD BOND FUNDS		64,879,514
Investment Grade Bond Funds - 4.7%
Fidelity Series Investment Grade Bond Fund	2,600,507	30,399,931
TOTAL BOND FUNDS (Cost $94,311,624)		95,279,445
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $594,313,242)		642,892,229
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120,869)
NET ASSETS - 100%		$ 642,771,360
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $594,313,242) - See accompanying schedule		$ 642,892,229
Cash		55
Receivable for investments sold		1,064,990
Receivable for fund shares sold		3,141,156
Total assets		647,098,430

Liabilities
Payable for investments purchased	$ 589
Payable for fund shares redeemed	4,205,556
Distribution and service plan fees payable	120,925
Total liabilities		4,327,070

Net Assets		$ 642,771,360
Net Assets consist of:
Paid in capital		$ 587,471,782
Undistributed net investment income		603,871
Accumulated undistributed net realized gain (loss) on investments		6,116,720
Net unrealized appreciation (depreciation) on investments		48,578,987
Net Assets		$ 642,771,360

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($403,850,085 ÷ 41,264,011 shares)		$ 9.79

Maximum offering price per share (100/94.25 of $9.79)		$ 10.39
Class T: Net Asset Value and redemption price per share ($62,437,877 ÷ 6,402,761 shares)		$ 9.75

Maximum offering price per share (100/96.50 of $9.75)		$ 10.10
Class B: Net Asset Value and offering price per share ($3,785,571 ÷ 388,934 shares)A		$ 9.73

Class C: Net Asset Value and offering price per share ($9,926,069 ÷ 1,022,257 shares)A		$ 9.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($162,771,758 ÷ 16,564,979 shares)		$ 9.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 8,615,921

Expenses
Distribution and service plan fees	$ 1,256,156
Independent trustees' compensation	1,784
Total expenses before reductions	1,257,940
Expense reductions	(1,784)	1,256,156
Net investment income (loss)		7,359,765
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,464,042
Capital gain distributions from underlying funds	16,831,892
Total net realized gain (loss)		20,295,934
Change in net unrealized appreciation (depreciation) on underlying funds		(17,147,846)
Net gain (loss)		3,148,088
Net increase (decrease) in net assets resulting from operations		$ 10,507,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,359,765	$ 4,770,136
Net realized gain (loss)	20,295,934	9,268,094
Change in net unrealized appreciation (depreciation)	(17,147,846)	48,630,118
Net increase (decrease) in net assets resulting from operations	10,507,853	62,668,348
Distributions to shareholders from net investment income	(7,058,225)	(4,605,379)
Distributions to shareholders from net realized gain	(8,884,925)	(3,215,417)
Total distributions	(15,943,150)	(7,820,796)
Share transactions - net increase (decrease)	170,603,885	130,893,423
Total increase (decrease) in net assets	165,168,588	185,740,975

Net Assets
Beginning of period	477,602,772	291,861,797
End of period (including undistributed net investment income of $603,871 and undistributed net investment income of $434,537, respectively)	$ 642,771,360	$ 477,602,772

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Income from Investment Operations
Net investment income (loss) C	.13	.12	.12	.16	.16
Net realized and unrealized gain (loss)	(.14) E	1.33	3.02	(4.29)	(.57)
Total from investment operations	(.01)	1.45	3.14	(4.13)	(.41)
Distributions from net investment income	(.12)	(.11)	(.11)	(.14)	(.11)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.28)	(.19)	(.18)	(.40)	(.25) G
Net asset value, end of period	$ 9.79	$ 10.08	$ 8.82	$ 5.86	$ 10.39
Total Return A,B	.12%	16.67%	53.81%	(40.93)%	(3.96)%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.41%	1.35%	1.53%	2.12%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 403,850	$ 320,731	$ 205,405	$ 81,985	$ 61,721
Portfolio turnover rate	11%	32%	14%	18%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Income from Investment Operations
Net investment income (loss) C	.11	.10	.10	.14	.13
Net realized and unrealized gain (loss)	(.15) E	1.32	3.02	(4.28)	(.57)
Total from investment operations	(.04)	1.42	3.12	(4.14)	(.44)
Distributions from net investment income	(.10)	(.09)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.25) H	(.17)	(.17)	(.38)	(.23) G
Net asset value, end of period	$ 9.75	$ 10.04	$ 8.79	$ 5.84	$ 10.36
Total Return A,B	(.15)%	16.36%	53.52%	(41.08)%	(4.23)%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.16%	1.10%	1.28%	1.87%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,438	$ 60,268	$ 43,326	$ 18,065	$ 11,746
Portfolio turnover rate	11%	32%	14%	18%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 8.77	$ 5.83	$ 10.33	$ 11.01
Income from Investment Operations
Net investment income (loss) C	.06	.05	.06	.11	.08
Net realized and unrealized gain (loss)	(.14) E	1.32	3.01	(4.27)	(.57)
Total from investment operations	(.08)	1.37	3.07	(4.16)	(.49)
Distributions from net investment income	(.05)	(.05)	(.06)	(.08)	(.06)
Distributions from net realized gain	(.15)	(.08)	(.07)	(.26)	(.13)
Total distributions	(.20)	(.13)	(.13)	(.34)	(.19) G
Net asset value, end of period	$ 9.73	$ 10.01	$ 8.77	$ 5.83	$ 10.33
Total Return A,B	(.62)%	15.71%	52.74%	(41.39)%	(4.65)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.66%	.60%	.78%	1.37%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,786	$ 4,612	$ 4,089	$ 2,231	$ 2,476
Portfolio turnover rate	11%	32%	14%	18%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 8.76	$ 5.82	$ 10.32	$ 11.01
Income from Investment Operations
Net investment income (loss) C	.06	.05	.06	.11	.08
Net realized and unrealized gain (loss)	(.14) E	1.32	3.01	(4.27)	(.58)
Total from investment operations	(.08)	1.37	3.07	(4.16)	(.50)
Distributions from net investment income	(.06)	(.06)	(.06)	(.08)	(.06)
Distributions from net realized gain	(.15)	(.08)	(.07)	(.26)	(.13)
Total distributions	(.21)	(.13) H	(.13)	(.34)	(.19) G
Net asset value, end of period	$ 9.71	$ 10.00	$ 8.76	$ 5.82	$ 10.32
Total Return A,B	(.62)%	15.80%	52.90%	(41.39)%	(4.74)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.66%	.60%	.78%	1.37%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,926	$ 8,753	$ 6,199	$ 3,027	$ 2,539
Portfolio turnover rate	11%	32%	14%	18%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

H Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Income from Investment Operations
Net investment income (loss) B	.16	.15	.14	.18	.19
Net realized and unrealized gain (loss)	(.14) E	1.32	3.04	(4.30)	(.59)
Total from investment operations	.02	1.47	3.18	(4.12)	(.40)
Distributions from net investment income	(.14)	(.13)	(.13)	(.16)	(.13)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.30)	(.21)	(.20)	(.42)	(.26) G
Net asset value, end of period	$ 9.83	$ 10.11	$ 8.85	$ 5.87	$ 10.41
Total Return A	.45%	16.86%	54.35%	(40.81)%	(3.82)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.66%	1.60%	1.78%	2.37%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,772	$ 83,240	$ 32,842	$ 12,078	$ 6,631
Portfolio turnover rate	11%	32%	14%	18%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.3	9.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	5.6
Fidelity Advisor Growth & Income Fund Institutional Class	7.9	8.0
Fidelity Advisor Large Cap Fund Institutional Class	7.8	7.8
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.7
Fidelity Series 100 Index Fund	6.8	7.0
Fidelity Series All-Sector Equity Fund	10.9	11.3
Fidelity Series Large Cap Value Fund	10.4	10.7
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	2.6	2.6
	55.1	55.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.9
Fidelity Series International Growth Fund	8.2	7.4
Fidelity Series International Small Cap Fund	1.7	1.7
Fidelity Series International Value Fund	8.1	7.0
	18.0	17.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.3	4.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.9
Fidelity Series Floating Rate High Income Fund	0.1	0.0
Fidelity Series High Income Fund	9.1	9.8
Fidelity Series Real Estate Income Fund	0.0*	0.0
	9.9	10.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	0.1
Fidelity Series Investment Grade Bond Fund	2.4	1.5
	2.4	1.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.3%
Domestic Equity Funds	55.1%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	2.4%

Six months ago
Commodity Funds	9.5%
Domestic Equity Funds	55.7%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	1.6%

Expected
Commodity Funds	9.5%
Domestic Equity Funds	53.9%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	3.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 64.4%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund	5,081,834	$ 45,838,146
Domestic Equity Funds - 55.1%
Fidelity Advisor Equity Growth Fund Institutional Class	409,245	27,296,645
Fidelity Advisor Growth & Income Fund Institutional Class	1,983,745	38,821,885
Fidelity Advisor Large Cap Fund Institutional Class	1,807,787	38,252,774
Fidelity Advisor Small Cap Fund Institutional Class	519,022	13,089,738
Fidelity Series 100 Index Fund	3,350,765	33,340,109
Fidelity Series All-Sector Equity Fund	4,161,127	53,262,425
Fidelity Series Large Cap Value Fund	4,518,877	51,108,496
Fidelity Series Real Estate Equity Fund	174,923	2,065,836
Fidelity Series Small Cap Opportunities Fund	1,094,504	12,750,969
TOTAL DOMESTIC EQUITY FUNDS		269,988,877
TOTAL DOMESTIC EQUITY FUNDS (Cost $281,106,234)		315,827,023
International Equity Funds - 23.3%

Developed International Equity Funds - 18.0%
Fidelity Series International Growth Fund	3,535,757	40,413,707
Fidelity Series International Small Cap Fund	681,861	8,182,335
Fidelity Series International Value Fund	4,507,413	39,530,008
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		88,126,050

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund	1,583,630	$ 26,114,065
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $110,771,069)		114,240,115
Bond Funds - 12.3%

High Yield Bond Funds - 9.9%
Fidelity Series Emerging Markets Debt Fund	343,217	3,566,026
Fidelity Series Floating Rate High Income Fund	34,873	362,330
Fidelity Series High Income Fund	4,514,392	44,692,484
Fidelity Series Real Estate Income Fund	15,615	167,701
TOTAL HIGH YIELD BOND FUNDS		48,788,541
Investment Grade Bond Funds - 2.4%
Fidelity Series Investment Grade Bond Fund	1,002,491	11,719,123
TOTAL BOND FUNDS (Cost $60,367,803)		60,507,664
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $452,245,106)		490,574,802
NET OTHER ASSETS (LIABILITIES) - 0.0%		(100,293)
NET ASSETS - 100%		$ 490,474,509
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $452,245,106) - See accompanying schedule		$ 490,574,802
Receivable for investments sold		35,433
Receivable for fund shares sold		4,170,530
Total assets		494,780,765

Liabilities
Payable for investments purchased	$ 583,878
Payable for fund shares redeemed	3,622,092
Distribution and service plan fees payable	100,286
Total liabilities		4,306,256

Net Assets		$ 490,474,509
Net Assets consist of:
Paid in capital		$ 452,927,085
Undistributed net investment income		322,770
Accumulated undistributed net realized gain (loss) on investments		(1,105,042)
Net unrealized appreciation (depreciation) on investments		38,329,696
Net Assets		$ 490,474,509

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($280,477,937 ÷ 29,192,285 shares)		$ 9.61

Maximum offering price per share (100/94.25 of $9.61)		$ 10.20
Class T: Net Asset Value and redemption price per share ($64,511,979 ÷ 6,734,279 shares)		$ 9.58

Maximum offering price per share (100/96.50 of $9.58)		$ 9.93
Class B: Net Asset Value and offering price per share ($5,643,404 ÷ 591,482 shares)A		$ 9.54

Class C: Net Asset Value and offering price per share ($13,344,478 ÷ 1,398,225 shares)A		$ 9.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($126,496,711 ÷ 13,108,476 shares)		$ 9.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 6,216,080

Expenses
Distribution and service plan fees	$ 1,053,058
Independent trustees' compensation	1,357
Total expenses before reductions	1,054,415
Expense reductions	(1,357)	1,053,058
Net investment income (loss)		5,163,022
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,011,972
Capital gain distributions from underlying funds	13,196,539
Total net realized gain (loss)		16,208,511
Change in net unrealized appreciation (depreciation) on underlying funds		(15,390,288)
Net gain (loss)		818,223
Net increase (decrease) in net assets resulting from operations		$ 5,981,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,163,022	$ 3,364,050
Net realized gain (loss)	16,208,511	2,707,093
Change in net unrealized appreciation (depreciation)	(15,390,288)	43,618,643
Net increase (decrease) in net assets resulting from operations	5,981,245	49,689,786
Distributions to shareholders from net investment income	(4,903,717)	(3,328,255)
Distributions to shareholders from net realized gain	(7,127,717)	(2,446,029)
Total distributions	(12,031,434)	(5,774,284)
Share transactions - net increase (decrease)	133,278,402	79,457,808
Total increase (decrease) in net assets	127,228,213	123,373,310

Net Assets
Beginning of period	363,246,296	239,872,986
End of period (including undistributed net investment income of $322,770 and undistributed net investment income of $187,172, respectively)	$ 490,474,509	$ 363,246,296

Financial Highlights - Class A

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 8.66	$ 5.67	$ 10.32	$ 11.04
Income from Investment Operations
Net investment income (loss) C	.12	.11	.11	.16	.16
Net realized and unrealized gain (loss)	(.17) E	1.34	3.05	(4.39)	(.60)
Total from investment operations	(.05)	1.45	3.16	(4.23)	(.44)
Distributions from net investment income	(.11)	(.11)	(.10)	(.13)	(.11)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.27)	(.18) H	(.17)	(.42) G	(.28)
Net asset value, end of period	$ 9.61	$ 9.93	$ 8.66	$ 5.67	$ 10.32
Total Return A,B	(.22)%	16.99%	55.94%	(42.30)%	(4.27)%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.32%	1.23%	1.43%	2.04%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,478	$ 220,549	$ 137,716	$ 57,591	$ 55,250
Portfolio turnover rate	12%	36%	15%	16%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Income from Investment Operations
Net investment income (loss) C	.10	.09	.09	.14	.13
Net realized and unrealized gain (loss)	(.17) E	1.33	3.05	(4.37)	(.59)
Total from investment operations	(.07)	1.42	3.14	(4.23)	(.46)
Distributions from net investment income	(.09)	(.09)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.25)	(.16) H	(.16)	(.41) G	(.26)
Net asset value, end of period	$ 9.58	$ 9.90	$ 8.64	$ 5.66	$ 10.30
Total Return A,B	(.48)%	16.66%	55.57%	(42.41)%	(4.45)%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.07%	.98%	1.18%	1.79%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,512	$ 61,195	$ 46,449	$ 21,186	$ 15,147
Portfolio turnover rate	12%	36%	15%	16%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

Financial Highlights - Class B

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 8.60	$ 5.64	$ 10.26	$ 11.00
Income from Investment Operations
Net investment income (loss) C	.05	.04	.05	.10	.07
Net realized and unrealized gain (loss)	(.17) E	1.34	3.03	(4.35)	(.59)
Total from investment operations	(.12)	1.38	3.08	(4.25)	(.52)
Distributions from net investment income	(.05)	(.05)	(.05)	(.08)	(.06)
Distributions from net realized gain	(.15)	(.07)	(.07)	(.29)	(.16)
Total distributions	(.20)	(.12)	(.12)	(.37) G	(.22)
Net asset value, end of period	$ 9.54	$ 9.86	$ 8.60	$ 5.64	$ 10.26
Total Return A,B	(1.06)%	16.16%	54.72%	(42.71)%	(4.93)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.57%	.48%	.68%	1.29%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,643	$ 6,704	$ 5,847	$ 3,078	$ 3,414
Portfolio turnover rate	12%	36%	15%	16%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 8.61	$ 5.63	$ 10.25	$ 11.00
Income from Investment Operations
Net investment income (loss) C	.05	.04	.05	.10	.07
Net realized and unrealized gain (loss)	(.18) E	1.34	3.05	(4.35)	(.59)
Total from investment operations	(.13)	1.38	3.10	(4.25)	(.52)
Distributions from net investment income	(.05)	(.05)	(.05)	(.08)	(.07)
Distributions from net realized gain	(.15)	(.07)	(.07)	(.29)	(.16)
Total distributions	(.20)	(.12)	(.12)	(.37) G	(.23)
Net asset value, end of period	$ 9.54	$ 9.87	$ 8.61	$ 5.63	$ 10.25
Total Return A,B	(1.08)%	16.16%	55.15%	(42.74)%	(4.99)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.57%	.48%	.68%	1.29%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,344	$ 12,014	$ 9,646	$ 5,436	$ 5,380
Portfolio turnover rate	12%	36%	15%	16%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 8.70	$ 5.68	$ 10.35	$ 11.06
Income from Investment Operations
Net investment income (loss) B	.15	.13	.13	.17	.18
Net realized and unrealized gain (loss)	(.18) E	1.34	3.08	(4.40)	(.59)
Total from investment operations	(.03)	1.47	3.21	(4.23)	(.41)
Distributions from net investment income	(.13)	(.13)	(.12)	(.15)	(.13)
Distributions from net realized gain	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.29)	(.20) H	(.19)	(.44) G	(.30)
Net asset value, end of period	$ 9.65	$ 9.97	$ 8.70	$ 5.68	$ 10.35
Total Return A	.02%	17.17%	56.66%	(42.22)%	(4.02)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.57%	1.48%	1.68%	2.29%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,497	$ 62,785	$ 40,214	$ 15,010	$ 6,882
Portfolio turnover rate	12%	36%	15%	16%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.7	9.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	5.7
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	8.2
Fidelity Advisor Large Cap Fund Institutional Class	7.8	7.9
Fidelity Advisor Small Cap Fund Institutional Class	2.8	2.8
Fidelity Series 100 Index Fund	6.8	7.1
Fidelity Series All-Sector Equity Fund	11.2	11.5
Fidelity Series Large Cap Value Fund	10.8	10.9
Fidelity Series Real Estate Equity Fund	0.5	0.0
Fidelity Series Small Cap Opportunities Fund	2.8	2.6
	56.1	56.7
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.0	0.9
Fidelity Advisor Overseas Fund Institutional Class	0.0	0.9
Fidelity Series International Growth Fund	8.5	7.4
Fidelity Series International Small Cap Fund	1.7	1.6
Fidelity Series International Value Fund	8.4	7.0
	18.6	17.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.5	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.9
Fidelity Series Floating Rate High Income Fund	0.0*	0.0
Fidelity Series High Income Fund	9.1	10.2
Fidelity Series Real Estate Income Fund	0.0*	0.0
	9.9	11.1
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	0.2	0.1
	0.2	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.7%
Domestic Equity Funds	56.1%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.2%

Six months ago
Commodity Funds	9.6%
Domestic Equity Funds	56.7%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	11.1%
Investment Grade Bond Funds	0.1%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 9.7%
Fidelity Series Commodity Strategy Fund	83,303	$ 751,395
Domestic Equity Funds - 56.1%
Fidelity Advisor Equity Growth Fund Institutional Class	6,486	432,636
Fidelity Advisor Growth & Income Fund Institutional Class	30,825	603,247
Fidelity Advisor Large Cap Fund Institutional Class	28,506	603,195
Fidelity Advisor Small Cap Fund Institutional Class	8,601	216,906
Fidelity Series 100 Index Fund	52,253	519,921
Fidelity Series All-Sector Equity Fund	67,524	864,313
Fidelity Series Large Cap Value Fund	73,793	834,594
Fidelity Series Real Estate Equity Fund	3,428	40,482
Fidelity Series Small Cap Opportunities Fund	18,538	215,965
TOTAL DOMESTIC EQUITY FUNDS		4,331,259
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,105,326)		5,082,654
International Equity Funds - 24.1%

Developed International Equity Funds - 18.6%
Fidelity Series International Growth Fund	57,286	654,777
Fidelity Series International Small Cap Fund	10,988	131,857
Fidelity Series International Value Fund	74,086	649,736
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,436,370

	Shares	Value
Emerging Markets Equity Funds - 5.5%
Fidelity Series Emerging Markets Fund	25,870	$ 426,593
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,927,434)		1,862,963
Bond Funds - 10.1%

High Yield Bond Funds - 9.9%
Fidelity Series Emerging Markets Debt Fund	6,391	66,405
Fidelity Series Floating Rate High Income Fund	56	577
Fidelity Series High Income Fund	70,751	700,434
Fidelity Series Real Estate Income Fund	2	17
TOTAL HIGH YIELD BOND FUNDS		767,433
Investment Grade Bond Funds - 0.2%
Fidelity Series Investment Grade Bond Fund	1,451	16,965
TOTAL BOND FUNDS (Cost $787,807)		784,398
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,820,567)		7,730,015
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,871)
NET ASSETS - 100%		$ 7,728,144
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $7,820,567) - See accompanying schedule		$ 7,730,015
Cash		15
Receivable for fund shares sold		226,781
Total assets		7,956,811

Liabilities
Payable for investments purchased	$ 211,061
Payable for fund shares redeemed	15,719
Distribution and service plan fees payable	1,887
Total liabilities		228,667

Net Assets		$ 7,728,144
Net Assets consist of:
Paid in capital		$ 7,770,485
Undistributed net investment income		2,221
Accumulated undistributed net realized gain (loss) on investments		45,990
Net unrealized appreciation (depreciation) on investments		(90,552)
Net Assets		$ 7,728,144

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,654,653 ÷ 272,188 shares)		$ 9.75

Maximum offering price per share (100/94.25 of $9.75)		$ 10.34
Class T: Net Asset Value and redemption price per share ($1,443,523 ÷ 148,070 shares)		$ 9.75

Maximum offering price per share (100/96.50 of $9.75)		$ 10.10
Class C: Net Asset Value and offering price per share ($1,126,933 ÷ 115,743 shares)A		$ 9.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,503,035 ÷ 256,420 shares)		$ 9.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the period June 1, 2011 (commencement of operations) to March 31, 2012

Investment Income
Income distributions from underlying funds		$ 71,377

Expenses
Distribution and service plan fees	$ 14,686
Independent trustees' compensation	13
Total expenses before reductions	14,699
Expense reductions	(13)	14,686
Net investment income (loss)		56,691
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(39,844)
Capital gain distributions from underlying funds	163,960
Total net realized gain (loss)		124,116
Change in net unrealized appreciation (depreciation) on underlying funds		(90,552)
Net gain (loss)		33,564
Net increase (decrease) in net assets resulting from operations		$ 90,255

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,691
Net realized gain (loss)	124,116
Change in net unrealized appreciation (depreciation)	(90,552)
Net increase (decrease) in net assets resulting from operations	90,255
Distributions to shareholders from net investment income	(53,298)
Distributions to shareholders from net realized gain	(79,300)
Total distributions	(132,598)
Share transactions - net increase (decrease)	7,770,487
Total increase (decrease) in net assets	7,728,144

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,221)	$ 7,728,144

Financial Highlights - Class A

Period ended March 31, 2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11
Net realized and unrealized gain (loss)	(.11) I
Distributions from net investment income	(.11)
Distributions from net realized gain	(.15)
Total distributions	(.25) H
Net asset value, end of period	$ 9.75
Total Return B,C	.29%
Ratios to Average Net Assets E,G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,655
Portfolio turnover rate	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended March 31, 2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	(.10) H
Total from investment operations	(.01)
Distributions from net investment income	(.09)
Distributions from net realized gain	(.15)
Total distributions	(.24)
Net asset value, end of period	$ 9.75
Total Return B,C	.12%
Ratios to Average Net Assets E,G
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,444
Portfolio turnover rate	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Financial Highlights - Class C

Period ended March 31, 2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	(.10) H
Total from investment operations	(.05)
Distributions from net investment income	(.06)
Distributions from net realized gain	(.15)
Total distributions	(.21)
Net asset value, end of period	$ 9.74
Total Return B,C	(.27)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,127
Portfolio turnover rate	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended March 31, 2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.13
Net realized and unrealized gain (loss)	(.11) I
Total from investment operations	.02
Distributions from net investment income	(.12)
Distributions from net realized gain	(.15)
Total distributions	(.26) H
Net asset value, end of period	$ 9.76
Total Return B	.51%
Ratios to Average Net Assets D,G
Expenses before reductions E	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,503
Portfolio turnover rate	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Amount represents less than .01%.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Fidelity Advisor Freedom 2055 Fund commenced operations on June 1, 2011.

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 288,404,929	$ 16,649,443	$ (1,766,125)	$ 14,883,318
Advisor Freedom 2005	255,561,564	19,961,013	(2,613,670)	17,347,343
Advisor Freedom 2010	827,793,846	72,726,053	(11,454,960)	61,271,093
Advisor Freedom 2015	1,628,808,584	150,027,829	(21,949,919)	128,077,910
Advisor Freedom 2020	2,626,774,313	241,381,532	(44,431,869)	196,949,663
Advisor Freedom 2025	2,186,095,128	222,109,913	(44,739,279)	177,370,634
Advisor Freedom 2030	2,271,456,269	227,095,319	(49,261,858)	177,833,461
Advisor Freedom 2035	1,522,112,932	163,636,282	(40,259,374)	123,376,908
Advisor Freedom 2040	1,592,511,307	122,629,454	(43,231,220)	79,398,234
Advisor Freedom 2045	596,294,891	63,627,128	(17,029,790)	46,597,338
Advisor Freedom 2050	454,306,916	49,760,636	(13,492,750)	36,267,886
Advisor Freedom 2055	7,831,604	224,114	(325,703)	(101,589)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 219,506	$ 752,796	$ -	$ 14,883,318
Advisor Freedom 2005	490,658	-	(8,426,195)	17,347,343
Advisor Freedom 2010	1,584,243	-	(38,976,352)	61,271,093
Advisor Freedom 2015	3,076,975	-	(46,928,832)	128,077,910
Advisor Freedom 2020	4,911,557	-	(78,540,095)	196,949,663
Advisor Freedom 2025	3,650,108	-	(53,865,818)	177,370,634
Advisor Freedom 2030	3,648,204	-	(77,233,767)	177,833,461
Advisor Freedom 2035	1,600,697	-	(34,090,547)	123,376,908
Advisor Freedom 2040	1,454,182	-	(10,598,157)	79,398,234
Advisor Freedom 2045	603,871	8,098,369	-	46,597,338
Advisor Freedom 2050	322,770	956,767	-	36,267,886
Advisor Freedom 2055	2,221	57,026	-	(101,589)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Advisor Freedom 2005	$ (3,745,727)	$ -	$ (4,680,468)	$ (8,426,195)
Advisor Freedom 2010	(5,303,118)	(3,389,708)	(30,283,526)	(38,976,352)
Advisor Freedom 2015	(12,200,505)	-	(34,728,327)	(46,928,832)
Advisor Freedom 2020	(2,152,254)	-	(76,387,841)	(78,540,095)
Advisor Freedom 2025	(12,715,917)	-	(41,149,901)	(53,865,818)
Advisor Freedom 2030	(343,841)	-	(76,889,926)	(77,233,767)
Advisor Freedom 2035	(5,768,526)	-	(28,322,021)	(34,090,547)
Advisor Freedom 2040	(8,343,013)	-	-	(8,343,013)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Long-term	Total capital loss carryfoward
Advisor Freedom 2005	$ -	$ (8,426,195)
Advisor Freedom 2010	-	(38,976,352)
Advisor Freedom 2015	-	(46,928,832)
Advisor Freedom 2020	-	(78,540,095)
Advisor Freedom 2025	-	(53,865,818)
Advisor Freedom 2030	-	(77,233,767)
Advisor Freedom 2035	-	(34,090,547)
Advisor Freedom 2040	(2,255,144)	(10,598,157)

The tax character of distributions paid was as follows:

March 31, 2012	Ordinary Income
Advisor Freedom Income	$ 5,769,695
Advisor Freedom 2005	6,261,150
Advisor Freedom 2010	23,186,662
Advisor Freedom 2015	44,291,396
Advisor Freedom 2020	74,056,217
Advisor Freedom 2025	61,882,171
Advisor Freedom 2030	66,057,729
Advisor Freedom 2035	42,240,111
Advisor Freedom 2040	44,149,570
Advisor Freedom 2045	15,943,150
Advisor Freedom 2050	12,031,434
Advisor Freedom 2055	132,598
March 31, 2011	Ordinary Income
Advisor Freedom Income	$ 5,222,539
Advisor Freedom 2005	4,810,358
Advisor Freedom 2010	18,506,535
Advisor Freedom 2015	32,043,769
Advisor Freedom 2020	51,822,133
Advisor Freedom 2025	37,582,515
Advisor Freedom 2030	41,392,908
Advisor Freedom 2035	23,707,899
Advisor Freedom 2040	26,640,038
Advisor Freedom 2045	7,820,796
Advisor Freedom 2050	5,774,284

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	99,891,117	66,786,446
Advisor Freedom 2005	100,914,776	71,315,409
Advisor Freedom 2010	244,924,453	211,294,066
Advisor Freedom 2015	491,722,421	303,056,635
Advisor Freedom 2020	816,053,510	460,991,364
Advisor Freedom 2025	748,978,694	279,019,247
Advisor Freedom 2030	719,273,585	340,434,752
Advisor Freedom 2035	506,882,214	178,301,037
Advisor Freedom 2040	466,470,679	214,875,837
Advisor Freedom 2045	237,303,265	58,353,715
Advisor Freedom 2050	187,614,034	47,934,217
Advisor Freedom 2055	8,640,262	780,057

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 403,113	$ 28,891
Class T	.25%	.25%	280,037	27
Class B	.75%	.25%	33,282	24,961
Class C	.75%	.25%	168,470	19,490
			$ 884,902	$ 73,369
Advisor Freedom 2005
Class A	0%	.25%	$ 455,384	$ 64,741
Class T	.25%	.25%	100,667	25
Class B	.75%	.25%	18,588	13,942
Class C	.75%	.25%	82,264	4,479
			$ 656,903	$ 83,187
Advisor Freedom 2010
Class A	0%	.25%	$ 1,329,308	$ 180,558
Class T	.25%	.25%	688,530	619
Class B	.75%	.25%	120,230	90,172
Class C	.75%	.25%	398,753	25,653
			$ 2,536,821	$ 297,002
Advisor Freedom 2015
Class A	0%	.25%	$ 2,546,821	$ 318,124
Class T	.25%	.25%	1,067,439	292
Class B	.75%	.25%	270,927	203,196
Class C	.75%	.25%	687,291	76,500
			$ 4,572,478	$ 598,112
Advisor Freedom 2020
Class A	0%	.25%	$ 3,944,646	$ 467,049
Class T	.25%	.25%	1,944,621	311
Class B	.75%	.25%	504,283	378,212
Class C	.75%	.25%	958,710	95,092
			$ 7,352,260	$ 940,664
Advisor Freedom 2025
Class A	0%	.25%	$ 3,358,031	$ 449,486
Class T	.25%	.25%	1,223,512	882
Class B	.75%	.25%	325,254	243,973
Class C	.75%	.25%	608,654	76,178
			$ 5,515,451	$ 770,519
Advisor Freedom 2030
Class A	0%	.25%	$ 3,370,562	$ 389,110
Class T	.25%	.25%	1,613,018	829
Class B	.75%	.25%	388,012	291,051
Class C	.75%	.25%	644,099	71,161
			$ 6,015,691	$ 752,151

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2035	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 2,308,140	$ 296,004
Class T	.25%	.25%	779,140	1,644
Class B	.75%	.25%	240,424	180,506
Class C	.75%	.25%	352,443	46,256
			$ 3,680,147	$ 524,410
Advisor Freedom 2040
Class A	0%	.25%	$ 2,142,894	$ 193,794
Class T	.25%	.25%	1,255,067	2,183
Class B	.75%	.25%	349,294	262,054
Class C	.75%	.25%	546,392	58,757
			$ 4,293,647	$ 516,788
Advisor Freedom 2045
Class A	0%	.25%	$ 844,353	$ 106,233
Class T	.25%	.25%	283,034	567
Class B	.75%	.25%	39,914	29,956
Class C	.75%	.25%	88,855	17,752
			$ 1,256,156	$ 154,508
Advisor Freedom 2050
Class A	0%	.25%	$ 582,373	$ 43,536
Class T	.25%	.25%	290,226	231
Class B	.75%	.25%	58,413	43,836
Class C	.75%	.25%	122,046	23,800
			$ 1,053,058	$ 111,403
Advisor Freedom 2055
Class A	0%	.25%	$ 2,469	$ 1,986
Class T	.25%	.25%	4,184	3,871
Class C	.75%	.25%	8,033	7,879
			$ 14,686	$ 13,736

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 18,551
Class T	3,409
Class B*	14,613
Class C*	2,175
$ 38,748
Advisor Freedom 2005
Class A	$ 3,980
Class T	1,336
Class B*	3,121
Class C*	1,716
$ 10,153
Advisor Freedom 2010
Class A	$ 20,502
Class T	6,773
Class B*	18,982
Class C*	3,654
$ 49,911

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 61,118
Class T	21,121
Class B*	35,669
Class C*	7,065
$ 124,973
Advisor Freedom 2020
Class A	$ 105,481
Class T	42,439
Class B*	74,269
Class C*	6,897
$ 229,086
Advisor Freedom 2025
Class A	$ 104,896
Class T	45,703
Class B*	48,902
Class C*	5,292
$ 204,793
Advisor Freedom 2030
Class A	$ 101,467
Class T	41,398
Class B*	60,441
Class C*	5,934
$ 209,240
Advisor Freedom 2035
Class A	$ 75,137
Class T	31,246
Class B*	44,278
Class C*	6,138
$ 156,799
Advisor Freedom 2040
Class A	$ 111,378
Class T	36,682
Class B*	52,133
Class C*	6,004
$ 206,197
Advisor Freedom 2045
Class A	$ 40,745
Class T	12,857
Class B*	14,746
Class C*	1,285
$ 69,633
Advisor Freedom 2050
Class A	$ 40,796
Class T	10,234
Class B*	17,005
Class C*	3,104
$ 71,139
Advisor Freedom 2055
Class A	$ 2,420
Class T	1,447
Class C*	7
$ 3,874

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This included taxable redemptions of the Funds' interest in Fidelity Advisor Strategic Real Return Fund Institutional Class for cash and securities, including accrued interest, and non-taxable exchanges of those securities for shares of certain Fidelity Series Funds, all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of Fidelity Advisor Strategic Real Return Fund Institutional Class in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities, including accrued interest, reallocated	Realized Gain (Loss) on redemption of Fidelity Advisor Strategic Real Return Fund Institutional Class
Advisor Freedom Income	$ 11,517,333	$ 354,517
Advisor Freedom 2005	9,432,289	110,539
Advisor Freedom 2010	39,231,101	(519,650)
Advisor Freedom 2015	72,340,140	890,321
Advisor Freedom 2020	100,804,636	1,278,137
Advisor Freedom 2025	65,542,073	1,033,813
Advisor Freedom 2030	68,212,594	1,970,383
Advisor Freedom 2035	22,924,624	540,179
Advisor Freedom 2040	20,352,411	41,384
Advisor Freedom 2045	3,658,761	162,942
Advisor Freedom 2050	417,556	22,541
Advisor Freedom 2055	961	(55)

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 565
Class T	.50%	196
Class B	1.00%	11
Class C	1.00%	59
Institutional Class	.00%	159
Advisor Freedom 2005
Class A	.25%	638
Class T	.50%	71
Class B	1.00%	6
Class C	1.00%	29
Institutional Class	.00%	144
Advisor Freedom 2010
Class A	.25%	1,876
Class T	.50%	486
Class B	1.00%	42
Class C	1.00%	141
Institutional Class	.00%	457

Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2015
Class A	.25%	$ 3,569
Class T	.50%	748
Class B	1.00%	95
Class C	1.00%	240
Institutional Class	.00%	966
Advisor Freedom 2020
Class A	.25%	5,519
Class T	.50%	1,360
Class B	1.00%	176
Class C	1.00%	336
Institutional Class	.00%	1,506
Advisor Freedom 2025
Class A	.25%	4,662
Class T	.50%	849
Class B	1.00%	112
Class C	1.00%	212
Institutional Class	.00%	1,216
Advisor Freedom 2030
Class A	.25%	4,703
Class T	.50%	1,125
Class B	1.00%	135
Class C	1.00%	225
Institutional Class	.00%	1,356
Advisor Freedom 2035
Class A	.25%	3,206
Class T	.50%	541
Class B	1.00%	83
Class C	1.00%	123
Institutional Class	.00%	928
Advisor Freedom 2040
Class A	.25%	2,993
Class T	.50%	877
Class B	1.00%	122
Class C	1.00%	191
Institutional Class	.00%	946
Advisor Freedom 2045
Class A	.25%	1,161
Class T	.50%	194
Class B	1.00%	13
Class C	1.00%	31
Institutional Class	.00%	385
Advisor Freedom 2050
Class A	.25%	801
Class T	.50%	199
Class B	1.00%	20
Class C	1.00%	42
Institutional Class	.00%	295

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2055		$
Class A	.25%	3
Class T	.50%	3
Class C	1.00%	2
Institutional Class	.00%	5

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2012	2011
Advisor Freedom Income
From net investment income
Class A	$ 2,187,187	$ 2,314,788
Class T	629,755	713,724
Class B	19,380	35,269
Class C	105,273	126,076
Institutional Class	726,511	412,814
Total	$ 3,668,106	$ 3,602,671
From net realized gain
Class A	$ 1,181,735	$ 975,505
Class T	406,416	358,557
Class B	22,819	28,200
Class C	121,808	104,824
Institutional Class	368,811	152,782
Total	$ 2,101,589	$ 1,619,868
Advisor Freedom 2005
From net investment income
Class A	$ 2,436,350	$ 2,294,168
Class T	208,571	241,548
Class B	7,358	15,643
Class C	47,660	57,338
Institutional Class	646,283	436,507
Total	$ 3,346,222	$ 3,045,204
From net realized gain
Class A	$ 2,110,528	$ 1,292,493
Class T	226,243	171,153
Class B	17,862	21,561
Class C	84,322	72,294
Institutional Class	475,973	207,653
Total	$ 2,914,928	$ 1,765,154
Advisor Freedom 2010
From net investment income
Class A	$ 7,710,919	$ 7,309,097
Class T	1,583,173	1,843,742
Class B	58,993	113,116
Class C	254,685	316,760
Institutional Class	2,281,575	1,616,987
Total	$ 11,889,345	$ 11,199,702
From net realized gain
Class A	$ 7,072,545	$ 4,424,218
Class T	1,793,526	1,481,376
Class B	137,428	170,299
Class C	506,154	403,696
Institutional Class	1,787,664	827,244
Total	$ 11,297,317	$ 7,306,833

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2012	2011
Advisor Freedom 2015
From net investment income
Class A	$ 14,904,161	$ 12,855,664
Class T	2,481,473	2,635,413
Class B	158,540	206,545
Class C	504,952	428,961
Institutional Class	4,754,330	3,196,021
Total	$ 22,803,456	$ 19,322,604
Advisor Freedom 2015
From net realized gain
Class A	$ 13,671,476	$ 8,081,708
Class T	2,769,769	2,057,692
Class B	340,954	312,381
Class C	915,393	597,134
Institutional Class	3,790,348	1,672,250
Total	$ 21,487,940	$ 12,721,165
Advisor Freedom 2020
From net investment income
Class A	$ 23,576,228	$ 20,017,211
Class T	4,636,252	4,788,796
Class B	297,637	417,553
Class C	696,364	683,691
Institutional Class	7,640,872	4,636,483
Total	$ 36,847,353	$ 30,543,734
From net realized gain
Class A	$ 23,169,017	$ 13,012,233
Class T	5,607,667	4,137,340
Class B	648,689	643,981
Class C	1,335,116	920,729
Institutional Class	6,448,375	2,564,116
Total	$ 37,208,864	$ 21,278,399
Advisor Freedom 2025
From net investment income
Class A	$ 19,932,334	$ 15,436,008
Class T	2,880,883	2,761,297
Class B	205,978	249,917
Class C	468,001	385,546
Institutional Class	6,296,976	3,306,034
Total	$ 29,784,172	$ 22,138,802
From net realized gain
Class A	$ 21,177,159	$ 10,435,875
Class T	3,767,040	2,278,134
Class B	458,277	366,251
Class C	923,057	532,901
Institutional Class	5,772,466	1,830,552
Total	$ 32,097,999	$ 15,443,713
Advisor Freedom 2030
From net investment income
Class A	$ 20,115,725	$ 15,885,460
Class T	3,861,655	3,544,555
Class B	250,086	289,353
Class C	496,777	417,601
Institutional Class	7,084,294	3,756,974
Total	$ 31,808,537	$ 23,893,943

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2012	2011
Advisor Freedom 2030
From net realized gain
Class A	$ 21,297,759	$ 10,935,573
Class T	5,006,885	3,356,005
Class B	541,636	456,867
Class C	964,853	601,231
Institutional Class	6,438,059	2,149,289
Total	$ 34,249,192	$ 17,498,965
Advisor Freedom 2035
From net investment income
Class A	$ 12,155,921	$ 9,201,625
Class T	1,567,804	1,508,142
Class B	132,734	146,233
Class C	239,769	187,609
Institutional Class	4,415,268	2,214,118
Total	$ 18,511,496	$ 13,257,727
From net realized gain
Class A	$ 15,521,588	$ 7,122,431
Class T	2,563,657	1,471,380
Class B	353,335	242,360
Class C	553,791	289,817
Institutional Class	4,736,244	1,324,184
Total	$ 23,728,615	$ 10,450,172
Advisor Freedom 2040
From net investment income
Class A	$ 11,304,090	$ 9,382,608
Class T	2,585,003	2,437,956
Class B	196,144	218,091
Class C	369,059	307,296
Institutional Class	4,427,201	2,460,801
Total	$ 18,881,497	$ 14,806,752
From net realized gain
Class A	$ 14,726,886	$ 6,904,056
Class T	4,232,762	2,633,448
Class B	545,075	367,758
Class C	902,702	475,772
Institutional Class	4,860,648	1,452,252
Total	$ 25,268,073	$ 11,833,286
Advisor Freedom 2045
From net investment income
Class A	$ 4,503,330	$ 3,205,236
Class T	586,545	540,295
Class B	22,195	23,614
Class C	61,259	48,491
Institutional Class	1,884,896	787,743
Total	$ 7,058,225	$ 4,605,379
From net realized gain
Class A	$ 5,718,089	$ 2,227,851
Class T	942,329	459,052
Class B	60,090	35,506
Class C	143,108	61,596
Institutional Class	2,021,309	431,412
Total	$ 8,884,925	$ 3,215,417

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2012	2011
Advisor Freedom 2050
From net investment income
Class A	$ 2,879,907	$ 2,095,291
Class T	564,306	516,727
Class B	29,299	33,895
Class C	72,828	62,418
Institutional Class	1,357,377	619,924
Total	$ 4,903,717	$ 3,328,255
Advisor Freedom 2050
From net realized gain
Class A	$ 4,184,946	$ 1,473,391
Class T	1,020,104	457,203
Class B	90,871	48,699
Class C	200,027	81,250
Institutional Class	1,631,769	385,486
Total	$ 7,127,717	$ 2,446,029
Advisor Freedom 2055 A
From net investment income
Class A	$ 13,594	$ -
Class T	9,780	-
Class C	6,716	-
Institutional Class	23,208	-
Total	$ 53,298	$ -
From net realized gain
Class A	$ 18,902	$ -
Class T	15,866	-
Class C	15,322	-
Institutional Class	29,210	-
Total	$ 79,300	$ -

A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom Income
Class A
Shares sold	6,763,064	6,742,883	$ 73,229,954	$ 70,990,544
Reinvestment of distributions	309,472	307,703	3,322,953	3,244,142
Shares redeemed	(6,417,079)	(6,310,616)	(69,457,016)	(66,644,649)
Net increase (decrease)	655,457	739,970	$ 7,095,891	$ 7,590,037
Class T
Shares sold	2,077,443	2,537,111	$ 22,457,794	$ 26,724,748
Reinvestment of distributions	90,952	96,147	974,784	1,013,774
Shares redeemed	(2,331,629)	(2,373,124)	(25,241,205)	(25,096,544)
Net increase (decrease)	(163,234)	260,134	$ (1,808,627)	$ 2,641,978
Class B
Shares sold	6,072	88,084	$ 65,035	$ 914,898
Reinvestment of distributions	3,507	5,485	37,482	57,752
Shares redeemed	(109,320)	(245,009)	(1,183,454)	(2,582,330)
Net increase (decrease)	(99,741)	(151,440)	$ (1,080,937)	$ (1,609,680)
Class C
Shares sold	421,367	441,928	$ 4,564,257	$ 4,643,877
Reinvestment of distributions	17,199	18,498	183,797	195,080
Shares redeemed	(401,421)	(352,733)	(4,324,783)	(3,743,810)
Net increase (decrease)	37,145	107,693	$ 423,271	$ 1,095,147

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom Income
Institutional Class
Shares sold	3,628,852	2,556,329	$ 39,319,829	$ 27,181,011
Reinvestment of distributions	99,130	52,562	1,066,090	556,359
Shares redeemed	(1,251,597)	(1,356,615)	(13,568,839)	(14,424,513)
Net increase (decrease)	2,476,385	1,252,276	$ 26,817,080	$ 13,312,857
Advisor Freedom 2005
Class A
Shares sold	7,786,540	5,609,613	$ 87,322,424	$ 60,880,533
Reinvestment of distributions	412,506	325,191	4,511,865	3,555,363
Shares redeemed	(6,738,587)	(5,151,918)	(75,603,513)	(55,840,299)
Net increase (decrease)	1,460,459	782,886	$ 16,230,776	$ 8,595,597
Class T
Shares sold	1,024,147	730,487	$ 11,495,416	$ 7,924,718
Reinvestment of distributions	38,544	36,423	421,872	398,016
Shares redeemed	(1,004,234)	(1,062,251)	(11,236,630)	(11,498,714)
Net increase (decrease)	58,457	(295,341)	$ 680,658	$ (3,175,980)
Class B
Shares sold	3,744	8,537	$ 41,659	$ 90,002
Reinvestment of distributions	2,169	3,019	23,707	32,958
Shares redeemed	(73,115)	(90,010)	(821,480)	(981,855)
Net increase (decrease)	(67,202)	(78,454)	$ (756,114)	$ (858,895)
Class C
Shares sold	112,181	147,121	$ 1,248,134	$ 1,607,419
Reinvestment of distributions	11,279	10,949	122,598	119,425
Shares redeemed	(178,517)	(287,607)	(1,995,084)	(3,140,453)
Net increase (decrease)	(55,057)	(129,537)	$ (624,352)	$ (1,413,609)
Institutional Class
Shares sold	2,429,586	2,075,491	$ 27,506,243	$ 22,866,153
Reinvestment of distributions	101,406	57,924	1,115,392	637,888
Shares redeemed	(1,498,923)	(854,883)	(16,931,659)	(9,388,329)
Net increase (decrease)	1,032,069	1,278,532	$ 11,689,976	$ 14,115,712
Advisor Freedom 2010
Class A
Shares sold	17,608,014	16,095,416	$ 204,386,415	$ 180,711,445
Reinvestment of distributions	1,298,075	1,025,173	14,610,159	11,588,751
Shares redeemed	(17,499,800)	(16,025,057)	(202,700,755)	(178,906,727)
Net increase (decrease)	1,406,289	1,095,532	$ 16,295,819	$ 13,393,469
Class T
Shares sold	3,132,138	3,880,033	$ 36,364,131	$ 42,686,442
Reinvestment of distributions	294,000	290,165	3,301,119	3,253,690
Shares redeemed	(5,099,183)	(10,204,939)	(59,080,492)	(112,184,260)
Net increase (decrease)	(1,673,045)	(6,034,741)	$ (19,415,242)	$ (66,244,128)
Class B
Shares sold	30,105	93,857	$ 347,386	$ 1,003,129
Reinvestment of distributions	16,202	22,756	181,659	255,827
Shares redeemed	(610,001)	(858,645)	(7,070,261)	(9,618,220)
Net increase (decrease)	(563,694)	(742,032)	$ (6,541,216)	$ (8,359,264)
Class C
Shares sold	353,574	535,760	$ 4,060,801	$ 5,915,274
Reinvestment of distributions	61,010	56,804	680,336	637,277
Shares redeemed	(947,002)	(1,180,387)	(10,883,002)	(12,966,143)
Net increase (decrease)	(532,418)	(587,823)	$ (6,141,865)	$ (6,413,592)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom 2010
Institutional Class
Shares sold	6,849,441	5,627,504	$ 79,864,607	$ 63,470,104
Reinvestment of distributions	357,132	212,399	4,032,766	2,414,202
Shares redeemed	(3,758,825)	(3,110,566)	(43,759,019)	(34,999,374)
Net increase (decrease)	3,447,748	2,729,337	$ 40,138,354	$ 30,884,932
Advisor Freedom 2015
Class A
Shares sold	34,624,687	27,732,699	$ 399,860,256	$ 310,274,647
Reinvestment of distributions	2,528,175	1,841,287	28,303,874	20,720,499
Shares redeemed	(28,888,739)	(21,697,911)	(333,768,183)	(241,513,846)
Net increase (decrease)	8,264,123	7,876,075	$ 94,395,947	$ 89,481,300
Class T
Shares sold	5,394,979	5,882,611	$ 62,336,809	$ 65,251,137
Reinvestment of distributions	453,320	404,719	5,071,415	4,542,977
Shares redeemed	(7,739,962)	(7,251,020)	(89,491,495)	(80,629,160)
Net increase (decrease)	(1,891,663)	(963,690)	$ (22,083,271)	$ (10,835,046)
Class B
Shares sold	57,144	191,482	$ 659,696	$ 2,066,206
Reinvestment of distributions	41,296	42,030	461,175	470,481
Shares redeemed	(875,784)	(801,776)	(10,114,879)	(8,927,194)
Net increase (decrease)	(777,344)	(568,264)	$ (8,994,008)	$ (6,390,507)
Class C
Shares sold	1,085,862	1,233,517	$ 12,546,495	$ 13,642,003
Reinvestment of distributions	116,272	82,686	1,293,137	925,371
Shares redeemed	(1,205,400)	(1,381,438)	(13,842,650)	(15,136,214)
Net increase (decrease)	(3,266)	(65,235)	$ (3,018)	$ (568,840)
Institutional Class
Shares sold	15,140,133	10,948,482	$ 176,381,907	$ 123,310,581
Reinvestment of distributions	741,880	419,853	8,353,211	4,762,383
Shares redeemed	(6,686,950)	(4,028,135)	(77,631,931)	(45,224,559)
Net increase (decrease)	9,195,063	7,340,200	$ 107,103,187	$ 82,848,405
Advisor Freedom 2020
Class A
Shares sold	49,404,994	42,385,127	$ 593,663,103	$ 490,968,694
Reinvestment of distributions	3,987,583	2,789,668	46,179,945	32,676,917
Shares redeemed	(37,475,426)	(30,533,371)	(450,426,886)	(352,138,611)
Net increase (decrease)	15,917,151	14,641,424	$ 189,416,162	$ 171,507,000
Class T
Shares sold	8,792,460	10,333,537	$ 105,703,636	$ 118,202,049
Reinvestment of distributions	866,942	753,997	10,045,446	8,780,977
Shares redeemed	(12,474,056)	(20,539,717)	(149,794,855)	(233,180,192)
Net increase (decrease)	(2,814,654)	(9,452,183)	$ (34,045,773)	$ (106,197,166)
Class B
Shares sold	44,465	368,121	$ 529,456	$ 4,060,760
Reinvestment of distributions	74,204	82,240	856,002	957,119
Shares redeemed	(1,602,205)	(1,902,848)	(19,227,315)	(22,013,230)
Net increase (decrease)	(1,483,536)	(1,452,487)	$ (17,841,857)	$ (16,995,351)
Class C
Shares sold	1,454,135	1,664,023	$ 17,405,863	$ 18,885,357
Reinvestment of distributions	160,265	124,410	1,841,015	1,450,199
Shares redeemed	(1,828,349)	(1,991,323)	(21,813,476)	(22,726,168)
Net increase (decrease)	(213,949)	(202,890)	$ (2,566,598)	$ (2,390,612)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom 2020
Institutional Class
Shares sold	23,399,673	15,993,749	$ 282,767,751	$ 187,257,774
Reinvestment of distributions	1,189,695	601,425	13,857,103	7,094,949
Shares redeemed	(9,021,589)	(6,509,087)	(108,893,287)	(76,123,009)
Net increase (decrease)	15,567,779	10,086,087	$ 187,731,567	$ 118,229,714
Advisor Freedom 2025
Class A
Shares sold	48,848,908	37,031,547	$ 562,258,705	$ 413,280,512
Reinvestment of distributions	3,688,982	2,276,155	40,792,623	25,700,489
Shares redeemed	(29,982,380)	(25,478,996)	(345,037,796)	(283,196,123)
Net increase (decrease)	22,555,510	13,828,706	$ 258,013,532	$ 155,784,878
Class T
Shares sold	7,637,990	6,893,938	$ 88,292,253	$ 76,306,756
Reinvestment of distributions	584,870	434,732	6,482,700	4,920,153
Shares redeemed	(7,949,975)	(7,345,717)	(91,910,477)	(81,980,377)
Net increase (decrease)	272,885	(17,047)	$ 2,864,476	$ (753,468)
Class B
Shares sold	42,663	249,430	$ 486,555	$ 2,611,983
Reinvestment of distributions	55,370	50,463	608,468	566,440
Shares redeemed	(874,149)	(686,905)	(10,083,099)	(7,580,412)
Net increase (decrease)	(776,116)	(387,012)	$ (8,988,076)	$ (4,401,989)
Class C
Shares sold	1,292,036	1,289,642	$ 14,806,798	$ 14,187,941
Reinvestment of distributions	120,148	77,327	1,315,255	866,774
Shares redeemed	(951,921)	(1,165,343)	(10,872,825)	(12,701,967)
Net increase (decrease)	460,263	201,626	$ 5,249,228	$ 2,352,748
Institutional Class
Shares sold	21,538,187	13,417,346	$ 249,495,381	$ 152,104,559
Reinvestment of distributions	1,059,523	438,558	11,781,405	5,003,022
Shares redeemed	(6,697,811)	(3,507,339)	(77,533,692)	(39,481,295)
Net increase (decrease)	15,899,899	10,348,565	$ 183,743,094	$ 117,626,286
Advisor Freedom 2030
Class A
Shares sold	42,835,455	36,308,773	$ 516,945,396	$ 422,799,888
Reinvestment of distributions	3,546,218	2,244,767	41,015,516	26,598,860
Shares redeemed	(31,045,553)	(24,491,451)	(374,459,437)	(283,894,538)
Net increase (decrease)	15,336,120	14,062,089	$ 183,501,475	$ 165,504,210
Class T
Shares sold	8,388,334	10,464,373	$ 101,146,779	$ 120,222,230
Reinvestment of distributions	756,879	579,968	8,734,784	6,809,846
Shares redeemed	(9,670,716)	(17,532,281)	(116,676,153)	(199,844,267)
Net increase (decrease)	(525,503)	(6,487,940)	$ (6,794,590)	$ (72,812,191)
Class B
Shares sold	36,631	273,983	$ 434,470	$ 3,002,253
Reinvestment of distributions	63,872	58,164	732,818	683,212
Shares redeemed	(1,077,382)	(1,172,272)	(13,009,676)	(13,660,495)
Net increase (decrease)	(976,879)	(840,125)	$ (11,842,388)	$ (9,975,030)
Class C
Shares sold	1,073,369	1,166,069	$ 12,925,305	$ 13,411,785
Reinvestment of distributions	118,601	79,998	1,356,119	940,253
Shares redeemed	(1,245,011)	(1,516,187)	(14,990,414)	(17,340,843)
Net increase (decrease)	(53,041)	(270,120)	$ (708,990)	$ (2,988,805)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom 2030
Institutional Class
Shares sold	20,661,419	14,756,707	$ 250,301,603	$ 173,957,761
Reinvestment of distributions	1,142,818	486,184	13,249,779	5,794,863
Shares redeemed	(6,631,955)	(5,798,972)	(80,438,467)	(68,160,205)
Net increase (decrease)	15,172,282	9,443,919	$ 183,112,915	$ 111,592,419
Advisor Freedom 2035
Class A
Shares sold	34,768,661	27,970,555	$ 395,110,554	$ 308,468,907
Reinvestment of distributions	2,535,573	1,446,498	27,466,248	16,211,663
Shares redeemed	(22,595,877)	(17,409,245)	(256,243,586)	(190,855,839)
Net increase (decrease)	14,708,357	12,007,808	$ 166,333,216	$ 133,824,731
Class T
Shares sold	5,610,062	5,393,602	$ 63,400,892	$ 58,683,253
Reinvestment of distributions	373,246	260,979	4,025,458	2,909,844
Shares redeemed	(5,835,413)	(5,098,171)	(66,246,222)	(56,262,333)
Net increase (decrease)	147,895	556,410	$ 1,180,128	$ 5,330,764
Class B
Shares sold	16,340	181,743	$ 193,121	$ 1,860,461
Reinvestment of distributions	42,889	33,086	457,833	365,557
Shares redeemed	(542,682)	(449,264)	(6,109,260)	(4,866,708)
Net increase (decrease)	(483,453)	(234,435)	$ (5,458,306)	$ (2,640,690)
Class C
Shares sold	842,694	763,399	$ 9,496,396	$ 8,246,950
Reinvestment of distributions	70,870	40,998	755,598	453,892
Shares redeemed	(641,298)	(707,167)	(7,207,675)	(7,564,157)
Net increase (decrease)	272,266	97,230	$ 3,044,319	$ 1,136,685
Institutional Class
Shares sold	16,658,611	11,027,172	$ 189,846,559	$ 122,599,210
Reinvestment of distributions	818,992	303,802	8,903,922	3,441,276
Shares redeemed	(4,989,829)	(2,535,451)	(57,177,515)	(28,205,403)
Net increase (decrease)	12,487,774	8,795,523	$ 141,572,966	$ 97,835,083
Advisor Freedom 2040
Class A
Shares sold	27,553,613	24,772,426	$ 334,702,393	$ 290,957,352
Reinvestment of distributions	2,231,713	1,347,352	25,789,507	16,116,359
Shares redeemed	(19,786,758)	(18,286,233)	(240,137,054)	(213,969,269)
Net increase (decrease)	9,998,568	7,833,545	$ 120,354,846	$ 93,104,442
Class T
Shares sold	6,790,457	7,976,427	$ 82,309,118	$ 92,151,888
Reinvestment of distributions	582,365	422,557	6,718,555	5,006,423
Shares redeemed	(7,839,034)	(13,512,695)	(95,324,860)	(155,218,830)
Net increase (decrease)	(466,212)	(5,113,711)	$ (6,297,187)	$ (58,060,519)
Class B
Shares sold	34,162	209,959	$ 399,867	$ 2,309,982
Reinvestment of distributions	59,748	46,081	684,139	543,523
Shares redeemed	(833,809)	(873,544)	(10,085,732)	(10,194,639)
Net increase (decrease)	(739,899)	(617,504)	$ (9,001,726)	$ (7,341,134)
Class C
Shares sold	941,734	1,118,317	$ 11,282,554	$ 12,931,197
Reinvestment of distributions	105,857	63,034	1,207,626	745,182
Shares redeemed	(1,037,963)	(1,361,404)	(12,466,739)	(15,808,490)
Net increase (decrease)	9,628	(180,053)	$ 23,441	$ (2,132,111)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom 2040
Institutional Class
Shares sold	14,522,651	11,010,598	$ 176,901,050	$ 130,588,540
Reinvestment of distributions	769,888	311,564	8,925,684	3,751,417
Shares redeemed	(5,040,997)	(4,767,648)	(61,648,732)	(56,587,880)
Net increase (decrease)	10,251,542	6,554,514	$ 124,178,002	$ 77,752,077
Advisor Freedom 2045
Class A
Shares sold	19,758,396	15,649,671	$ 185,621,088	$ 142,479,055
Reinvestment of distributions	1,134,594	580,532	10,161,242	5,409,938
Shares redeemed	(11,463,161)	(7,686,625)	(107,406,601)	(69,866,274)
Net increase (decrease)	9,429,829	8,543,578	$ 88,375,729	$ 78,022,719
Class T
Shares sold	3,401,988	3,458,321	$ 31,874,287	$ 31,367,898
Reinvestment of distributions	166,144	106,232	1,483,402	986,814
Shares redeemed	(3,169,427)	(2,489,332)	(30,052,164)	(22,900,338)
Net increase (decrease)	398,705	1,075,221	$ 3,305,525	$ 9,454,374
Class B
Shares sold	1,569	64,679	$ 14,905	$ 553,980
Reinvestment of distributions	8,926	6,187	79,324	57,081
Shares redeemed	(82,138)	(76,608)	(781,057)	(675,735)
Net increase (decrease)	(71,643)	(5,742)	$ (686,828)	$ (64,674)
Class C
Shares sold	354,761	358,203	$ 3,296,660	$ 3,208,567
Reinvestment of distributions	22,645	11,564	200,564	107,229
Shares redeemed	(230,539)	(201,823)	(2,135,319)	(1,842,121)
Net increase (decrease)	146,867	167,944	$ 1,361,905	$ 1,473,675
Institutional Class
Shares sold	10,643,520	5,606,405	$ 100,329,191	$ 52,004,125
Reinvestment of distributions	428,124	128,213	3,841,804	1,205,418
Shares redeemed	(2,737,721)	(1,215,140)	(25,923,441)	(11,202,214)
Net increase (decrease)	8,333,923	4,519,478	$ 78,247,554	$ 42,007,329
Advisor Freedom 2050
Class A
Shares sold	15,354,022	11,629,928	$ 142,028,423	$ 104,240,785
Reinvestment of distributions	796,372	385,855	6,986,139	3,532,343
Shares redeemed	(9,162,643)	(5,707,133)	(84,488,019)	(51,265,603)
Net increase (decrease)	6,987,751	6,308,650	$ 64,526,543	$ 56,507,525
Class T
Shares sold	3,433,527	3,483,884	$ 31,583,600	$ 30,992,620
Reinvestment of distributions	179,974	106,163	1,573,378	968,745
Shares redeemed	(3,058,786)	(2,786,022)	(28,457,436)	(24,961,552)
Net increase (decrease)	554,715	804,025	$ 4,699,542	$ 6,999,813
Class B
Shares sold	8,292	110,536	$ 76,015	$ 933,871
Reinvestment of distributions	13,247	8,784	114,938	79,624
Shares redeemed	(110,174)	(119,007)	(1,015,943)	(1,034,921)
Net increase (decrease)	(88,635)	313	$ (824,990)	$ (21,426)
Class C
Shares sold	463,409	389,030	$ 4,275,978	$ 3,445,107
Reinvestment of distributions	30,263	14,950	262,422	136,149
Shares redeemed	(313,018)	(306,396)	(2,839,212)	(2,713,863)
Net increase (decrease)	180,654	97,584	$ 1,699,188	$ 867,393

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Advisor Freedom 2050
Institutional Class
Shares sold	8,780,555	4,230,159	$ 81,542,570	$ 38,199,787
Reinvestment of distributions	329,360	107,698	2,895,515	985,312
Shares redeemed	(2,296,393)	(2,667,285)	(21,259,966)	(24,080,596)
Net increase (decrease)	6,813,522	1,670,572	$ 63,178,119	$ 15,104,503
Advisor Freedom 2055 A
Class A
Shares sold	311,914	-	$ 3,010,798	$ -
Reinvestment of distributions	3,701	-	32,496	-
Shares redeemed	(43,427)	-	(412,755)	-
Net increase (decrease)	272,188	-	$ 2,630,539	$ -
Class T
Shares sold	145,637	-	$ 1,433,545	$ -
Reinvestment of distributions	2,921	-	25,646	-
Shares redeemed	(488)	-	(4,666)	-
Net increase (decrease)	148,070	-	$ 1,454,525	$ -
Class C
Shares sold	114,214	-	$ 1,133,007	$ -
Reinvestment of distributions	2,506	-	22,001	-
Shares redeemed	(977)	-	(8,833)	-
Net increase (decrease)	115,743	-	$ 1,146,175	$ -
Institutional Class
Shares sold	251,229	-	$ 2,494,347	$ -
Reinvestment of distributions	5,970	-	52,418	-
Shares redeemed	(779)	-	(7,517)	-
Net increase (decrease)	256,420	-	$ 2,539,248	$ -

A For the period June 1, 2011 (commencement of operations) to March 31, 2012.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 67% of the total outstanding shares of the Advisor Freedom 2055 Fund.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020	Fidelity Advisor Freedom 2025	Fidelity Advisor Freedom 2030
Fidelity Advisor Growth & Income Fund	-	-	10%
Fidelity Advisor Large Cap Fund	10%	10%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	59%
Fidelity Advisor Large Cap Fund	66%
Fidelity Advisor Short Fixed-Income Fund	21%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund (the Funds), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund as of March 31, 2012, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 432 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Institutional Class	05/07/12	05/04/12	$0.006	$0.027
Fidelity Advisor Freedom 2005 Fund
Institutional Class	05/07/12	05/04/12	$0.030	$0.000
Fidelity Advisor Freedom 2010 Fund
Institutional Class	05/07/12	05/04/12	$0.031	$0.000
Fidelity Advisor Freedom 2015 Fund
Institutional Class	05/14/12	05/11/12	$0.030	$0.000
Fidelity Advisor Freedom 2020 Fund
Institutional Class	05/07/12	05/04/12	$0.031	$0.000
Fidelity Advisor Freedom 2025 Fund
Institutional Class	05/07/12	05/04/12	$0.027	$0.000
Fidelity Advisor Freedom 2030 Fund
Institutional Class	05/07/12	05/04/12	$0.028	$0.000
Fidelity Advisor Freedom 2035 Fund
Institutional Class	05/07/12	05/04/12	$0.020	$0.000
Fidelity Advisor Freedom 2040 Fund
Institutional Class	05/07/12	05/04/12	$0.020	$0.000
Fidelity Advisor Freedom 2045 Fund
Institutional Class	05/14/12	05/11/12	$0.016	$0.118
Fidelity Advisor Freedom 2050 Fund
Institutional Class	05/14/12	05/11/12	$0.013	$0.018
Fidelity Advisor Freedom 2055 Fund
Institutional Class	05/14/12	05/11/12	$0.005	$0.049

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$752,796
Fidelity Advisor Freedom 2045 Fund	$8,098,368
Fidelity Advisor Freedom 2050 Fund	$956,767
Fidelity Advisor Freedom 2055 Fund	$57,026

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund	21.93%
Fidelity Advisor Freedom 2005 Fund	14.49%
Fidelity Advisor Freedom 2010 Fund	13.53%
Fidelity Advisor Freedom 2015 Fund	13.03%
Fidelity Advisor Freedom 2020 Fund	10.0%
Fidelity Advisor Freedom 2025 Fund	6.48%
Fidelity Advisor Freedom 2030 Fund	3.97%
Fidelity Advisor Freedom 2035 Fund	1.45%
Fidelity Advisor Freedom 2040 Fund	1.23%
Fidelity Advisor Freedom 2045 Fund	0.72%
Fidelity Advisor Freedom 2050 Fund	0.21%
Fidelity Advisor Freedom 2055 Fund	0.03%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Institutional Class
Fidelity Advisor Freedom Income Fund
May 2011	5%
June 2011	6%
July 2011	6%
August 2011	6%
September 2011	6%
October 2011	7%
November 2011	7%
December 2011 (Ex-Date 12/02/11)	6%
December 2011 (Ex-Date 12/29/11)	8%
February 2012	0%
March 2012	0%
Fidelity Advisor Freedom 2005 Fund
May 2011	2%
December 2011	12%
Fidelity Advisor Freedom 2010 Fund
May 2011	2%
December 2011	13%
Fidelity Advisor Freedom 2015 Fund
May 2011	2%
December 2011	13%
Fidelity Advisor Freedom 2020 Fund
May 2011	1%
December 2011	14%
Fidelity Advisor Freedom 2025 Fund
May 2011	2%
December 2011	16%
Fidelity Advisor Freedom 2030 Fund
May 2011	1%
December 2011	17%
Fidelity Advisor Freedom 2035 Fund
May 2011	2%
December 2011	19%
Fidelity Advisor Freedom 2040 Fund
May 2011	6%
December 2011	19%
Fidelity Advisor Freedom 2045 Fund
May 2011	1%
December 2011	20%
Fidelity Advisor Freedom 2050 Fund
May 2011	3%
December 2011	21%
Fidelity Advisor Freedom 2055 Fund
December 2011	21%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Fidelity Advisor Freedom Income Fund
May 2011	7%
June 2011	10%
July 2011	9%
August 2011	10%
September 2011	9%
October 2011	10%
November 2011	10%
December 2011 (Ex-Date 12/02/11)	10%
December 2011 (Ex-Date 12/29/11)	12%
February 2012	0%
March 2012	0%
Fidelity Advisor Freedom 2005 Fund
May 2011	3%
December 2011	18%
Fidelity Advisor Freedom 2010 Fund
May 2011	3%
December 2011	19%
Fidelity Advisor Freedom 2015 Fund
May 2011	4%
December 2011	20%
Fidelity Advisor Freedom 2020 Fund
May 2011	4%
December 2011	22%
Fidelity Advisor Freedom 2025 Fund
May 2011	4%
December 2011	25%
Fidelity Advisor Freedom 2030 Fund
May 2011	5%
December 2011	25%
Fidelity Advisor Freedom 2035 Fund
May 2011	6%
December 2011	29%
Fidelity Advisor Freedom 2040 Fund
May 2011	6%
December 2011	29%
Fidelity Advisor Freedom 2045 Fund
May 2011	6%
December 2011	30%
Fidelity Advisor Freedom 2050 Fund
May 2011	6%
December 2011	31%
Fidelity Advisor Freedom 2055 Fund
December 2011	32%

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFFI-UANN-0512
1.792135.108

(Fidelity Investment logo)(registered trademark)

Fidelity Freedom Funds ® -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Annual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2000 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom Income Fund®	3.47%	3.64%	4.07%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on March 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2000 Fund®	3.45%	3.40%	4.10%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund® on March 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2005 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2005 Fund®	2.76%	2.78%	4.84%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2005 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2010 Fund®	3.01%	3.17%	4.91%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund® on March 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2015 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2015 Fund®	2.95%	2.86%	5.44%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2015 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2020 Fund®	2.45%	2.28%	4.93%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund® on March 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2025 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2025 Fund®	1.93%	2.11%	5.56%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2025 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2030 Fund®	1.48%	1.31%	4.59%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund® on March 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2035 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2035 Fund®	0.63%	1.10%	5.31%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2035 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2040 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2040 Fund®	0.58%	0.86%	4.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund® on March 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2045 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2045 Fund®	0.29%	0.85%	2.58%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2045 Fund® on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2050 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2050 Fund®	-0.17%	0.43%	2.23%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2050 Fund® on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom 2055 Fund's cumulative total return and show you what would have happened if Fidelity Freedom 2055 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rebounded sharply after a summer swoon, as signs of stabilization in the eurozone and better-than-expected U.S. economic and job growth sparked a strong late-period rally that helped several major equity benchmarks notch their biggest first-quarter percentage gains since 1998. Stocks began the 12-month period ending March 31, 2012, on good footing, but the deepening financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade conspired against them throughout the summer and early fall. In October, however, stocks staged a spirited recovery, as investors regained their appetite for riskier assets, supported by improved manufacturing, consumer and employment data. The rally accelerated later in the period and the market broadened beyond high-quality large-cap companies as investor confidence continued to improve. For the full 12 months, the S&P 500® Index rose 8.54%, while the technology-heavy Nasdaq Composite® Index gained 12.31%. Six consecutive months of advances to end the period helped lift the blue-chip-laden Dow Jones Industrial AverageSM 10.18% for the year, and post its best first-quarter point gain in history. Looking abroad, prevailing debt woes curbed results for foreign developed-markets stocks, with the MSCI® EAFE® (Europe, Australasia, Far East) Index falling 5.65%. Meanwhile, U.S. high-yield bonds experienced a similar recovery to domestic equities, finishing the year up 5.63%, as measured by The BofA Merrill LynchSM US High Yield Constrained Index. Periodic flights to safety, especially during the first half of the period, bolstered U.S. investment-grade debt for the 12 months overall, with the Barclays® U.S. Aggregate Bond Index gaining 7.71%.

Comments from Christopher Sharpe, Co-Portfolio Manager of Fidelity Freedom Funds®, and Andrew Dierdorf, who became Co-Portfolio Manager on June 21, 2011: For the year, each of the Freedom Funds, except Freedom 2050, posted a positive absolute return, with the shorter-dated, more-conservative funds for those shareholders closer to or in retirement faring the best. In relative terms, all of the Freedom Funds underperformed their respective Composite benchmarks, largely due to weak results from our underlying domestic equity funds. The performance for Freedom 2055, which commenced operations in June 2011, was positive on an absolute basis, but also fell short of its Composite benchmark. (For specific Fund results, please refer to the performance section of this report.) Our underlying actively managed equity funds struggled for much of the year, as stocks were influenced more by macro factors than by the fundamental value of individual companies and tended to move in unison - unfavorable conditions for bottom-up security selection. That said, the stock picking environment improved dramatically in the first quarter of 2012, with the market broadening beyond high-quality, large-cap, dividend-yielding companies. Despite the welcome change in climate, both the Funds' U.S. equity and non-U.S. equity asset classes finished behind their respective benchmark indexes for the full year, which was detrimental to the relative performance for each of the Funds, but especially the longer-dated Funds with higher allocations to these two categories. In aggregate, the Funds' underlying U.S. equity investments lagged the 7.28% increase of the Dow Jones U.S. Total Stock Market IndexSM. Fidelity® Series Large Cap Value Fund, Fidelity® Disciplined Equity Fund and Fidelity Series All-Sector Equity Fund - each weighed down by unfavorable security selection - also held back the relative performance of the Funds' U.S. equity investments. Fidelity Series Commodity Strategy Fund also detracted during the period. Slower economic growth, especially in developing countries such as China, resulted in declining demand for the base metals segment of commodities, which includes aluminum, copper, nickel and zinc. On a positive note, Fidelity Growth Company Fund, Fidelity Series 100 Index Fund and Fidelity Blue Chip Growth Fund each outpaced the Dow Jones index by a solid margin. Turning to the non-U.S. equity asset class, the Funds' underlying investments, in aggregate, underperformed the benchmark, the MSCI® EAFE® (Europe, Australasia, Far East) Index, which declined 5.65%. Here, Fidelity Series International Value Fund was the biggest detractor for the period, experiencing a double-digit decline. Fidelity Series Emerging Markets Fund also hurt performance. Emerging markets suffered from a lackluster outlook for economic growth within developing countries, as well as investors shunning riskier investments for most of the period. However, Fidelity Series International Growth Fund and Fidelity Series International Small Cap Fund - despite the latter's modest decline - were bright spots within this asset class, as each beat the MSCI® EAFE® index. The Funds' fixed-income investments - particularly the higher-quality securities included in the investment-grade bond category - were the strongest contributors in an environment where investors favored perceived safety and interest rates remained at a historical low. However, the Funds' investments in the bond asset class, in aggregate, fell just short of the Barclays® U.S. Aggregate Bond Index - which rose 7.71% - mainly because of their allocation to Fidelity Series High Income Fund. Even though this underlying high-yield fund posted a solid single-digit gain, it lagged the investment-grade benchmark, therefore weighing on the Funds' overall relative performance. Fidelity Strategic Real Return Fund, which was removed from the suite of underlying bond funds in this asset class in the fall, also hurt results. Conversely, the Funds' position in Fidelity Series Investment Grade Bond Fund edged the Barclays index, helping the Funds narrow the performance gap. In the short-term debt asset class, Fidelity Short-Term Bond Fund helped the Funds solidly outpace the 0.07% result of the Barclays® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Freedom Income	0.0%
Actual		$ 1,000.00	$ 1,059.80	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
Freedom 2000	0.0%
Actual		$ 1,000.00	$ 1,060.60	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
Freedom 2005	0.0%
Actual		$ 1,000.00	$ 1,097.80	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
Freedom 2010	0.0%
Actual		$ 1,000.00	$ 1,119.40	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
Freedom 2015	0.0%
Actual		$ 1,000.00	$ 1,121.20	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
Freedom 2020	0.0%
Actual		$ 1,000.00	$ 1,139.00	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
Freedom 2025	0.0%
Actual		$ 1,000.00	$ 1,161.30	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
Freedom 2030	0.0%
Actual		$ 1,000.00	$ 1,168.10	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Freedom 2035	0.0%
Actual		$ 1,000.00	$ 1,187.90	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
Freedom 2040	0.0%
Actual		$ 1,000.00	$ 1,190.20	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
Freedom 2045	0.0%
Actual		$ 1,000.00	$ 1,195.70	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
Freedom 2050	0.0%
Actual		$ 1,000.00	$ 1,203.00	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -
Freedom 2055	0.0%
Actual		$ 1,000.00	$ 1,205.80	$ -
HypotheticalA		$ 1,000.00	$ 1,025.00	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	0.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	0.9	0.8
Fidelity Disciplined Equity Fund	1.8	2.1
Fidelity Growth Company Fund	2.1	1.9
Fidelity Series 100 Index Fund	1.6	1.5
Fidelity Series All-Sector Equity Fund	2.7	2.6
Fidelity Series Large Cap Value Fund	2.5	2.3
Fidelity Series Real Estate Equity Fund	0.2	0.0
Fidelity Series Small Cap Opportunities Fund	0.5	0.4
Fidelity Small Cap Growth Fund	0.3	0.2
Fidelity Small Cap Value Fund	0.3	0.2
	12.9	12.0
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.2
Fidelity Overseas Fund	0.0	0.2
Fidelity Series International Growth Fund	1.9	1.6
Fidelity Series International Small Cap Fund	0.4	0.3
Fidelity Series International Value Fund	1.9	1.5
	4.2	3.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.4
Fidelity Series Floating Rate High Income Fund	1.2	0.0
Fidelity Series High Income Fund	4.7	4.6
Fidelity Series Real Estate Income Fund	0.6	0.0
	7.0	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	12.0	11.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.1	20.7
Fidelity Strategic Real Return Fund	0.0	4.0
	21.1	24.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	21.7	22.5
Fidelity Short-Term Bond Fund	18.0	19.2
	39.7	41.7
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.9%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.7%

Six months ago
Commodity Funds	0.7%
Domestic Equity Funds	12.0%
Developed International Equity Funds	3.8%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	11.1%
Investment Grade Bond Funds	24.7%
Short-Term Funds	41.7%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 14.8%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund	5,040,990	$ 45,469,729
Domestic Equity Funds - 12.9%
Fidelity Blue Chip Growth Fund	439,912	22,162,743
Fidelity Disciplined Equity Fund	1,801,409	43,666,164
Fidelity Growth Company Fund	497,757	48,785,154
Fidelity Series 100 Index Fund	3,788,974	37,700,294
Fidelity Series All-Sector Equity Fund	5,102,035	65,306,043
Fidelity Series Large Cap Value Fund	5,289,685	59,826,336
Fidelity Series Real Estate Equity Fund	319,854	3,777,477
Fidelity Series Small Cap Opportunities Fund	993,843	11,578,268
Fidelity Small Cap Growth Fund	395,563	6,625,680
Fidelity Small Cap Value Fund	423,191	6,622,932
TOTAL DOMESTIC EQUITY FUNDS		306,051,091
TOTAL DOMESTIC EQUITY FUNDS (Cost $272,532,616)		351,520,820
International Equity Funds - 5.4%

Developed International Equity Funds - 4.2%
Fidelity Series International Growth Fund	3,997,615	45,692,742
Fidelity Series International Small Cap Fund	776,929	9,323,152
Fidelity Series International Value Fund	5,076,100	44,517,396
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		99,533,290
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	1,797,893	29,647,262
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $124,453,662)		129,180,552
Bond Funds - 40.1%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	1,171,661	$ 12,173,557
Fidelity Series Floating Rate High Income Fund	2,769,196	28,771,949
Fidelity Series High Income Fund	11,404,882	112,908,334
Fidelity Series Real Estate Income Fund	1,355,677	14,559,969
TOTAL HIGH YIELD BOND FUNDS		168,413,809
Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund	25,476,477	286,865,127
Investment Grade Bond Funds - 21.1%
Fidelity Series Investment Grade Bond Fund	42,947,637	502,057,871
TOTAL BOND FUNDS (Cost $886,390,180)		957,336,807
Short-Term Funds - 39.7%

Fidelity Institutional Money Market Portfolio Institutional Class	517,163,266	517,163,266
Fidelity Short-Term Bond Fund	50,235,137	428,505,717
TOTAL SHORT-TERM FUNDS (Cost $952,313,666)		945,668,983
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,235,690,124)	2,383,707,162
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,252)
NET ASSETS - 100%	$ 2,383,704,910
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $2,235,690,124) - See accompanying schedule		$ 2,383,707,162
Receivable for investments sold		1,931,736
Receivable for fund shares sold		2,383,185
Total assets		2,388,022,083

Liabilities
Payable for investments purchased	$ 699
Payable for fund shares redeemed	4,316,474
Total liabilities		4,317,173

Net Assets		$ 2,383,704,910
Net Assets consist of:
Paid in capital		$ 2,268,087,392
Undistributed net investment income		2,695,240
Accumulated undistributed net realized gain (loss) on investments		(35,094,760)
Net unrealized appreciation (depreciation) on investments		148,017,038
Net Assets, for 205,482,815 shares outstanding		$ 2,383,704,910
Net Asset Value, offering price and redemption price per share ($2,383,704,910 ÷ 205,482,815 shares)		$ 11.60

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 41,397,654

Expenses
Independent trustees' compensation	$ 9,422
Total expenses before reductions	9,422
Expense reductions	(9,422)	-
Net investment income (loss)		41,397,654
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27,562,475
Capital gain distributions from underlying funds	34,165,723
Total net realized gain (loss)		61,728,198
Change in net unrealized appreciation (depreciation) on underlying funds		(22,188,979)
Net gain (loss)		39,539,219
Net increase (decrease) in net assets resulting from operations		$ 80,936,873

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,397,654	$ 47,623,336
Net realized gain (loss)	61,728,198	41,256,269
Change in net unrealized appreciation (depreciation)	(22,188,979)	107,248,708
Net increase (decrease) in net assets resulting from operations	80,936,873	196,128,313
Distributions to shareholders from net investment income	(42,298,956)	(50,619,117)
Distributions to shareholders from net realized gain	(17,888,732)	(17,566,563)
Total distributions	(60,187,688)	(68,185,680)
Share transactions Proceeds from sales of shares	849,715,344	1,173,160,528
Reinvestment of distributions	59,298,592	67,361,382
Cost of shares redeemed	(1,405,719,831)	(1,243,200,851)
Net increase (decrease) in net assets resulting from share transactions	(496,705,895)	(2,678,941)
Total increase (decrease) in net assets	(475,956,710)	125,263,692

Net Assets
Beginning of period	2,859,661,620	2,734,397,928
End of period (including undistributed net investment income of $2,695,240 and undistributed net investment income of $3,524,711, respectively)	$ 2,383,704,910	$ 2,859,661,620
Other Information Shares
Sold	74,273,185	105,206,323
Issued in reinvestment of distributions	5,222,417	6,047,753
Redeemed	(123,177,428)	(111,528,217)
Net increase (decrease)	(43,681,826)	(274,141)

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 10.96	$ 9.37	$ 11.19	$ 11.66
Income from Investment Operations
Net investment income (loss) B	.18	.19	.26	.36	.47
Net realized and unrealized gain (loss)	.21	.60	1.65	(1.66)	(.30)
Total from investment operations	.39	.79	1.91	(1.30)	.17
Distributions from net investment income	(.19)	(.20)	(.26)	(.37)	(.47)
Distributions from net realized gain	(.08)	(.07)	(.06)	(.15)	(.17)
Total distributions	(.27)	(.27)	(.32) F	(.52)	(.64)
Net asset value, end of period	$ 11.60	$ 11.48	$ 10.96	$ 9.37	$ 11.19
Total Return A	3.47%	7.33%	20.60%	(11.97)%	1.41%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58%	1.71%	2.54%	3.46%	4.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,383,705	$ 2,859,662	$ 2,734,398	$ 2,179,906	$ 2,523,176
Portfolio turnover rate	20%	38%	29%	35%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.260 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	0.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	0.9	0.8
Fidelity Disciplined Equity Fund	1.8	2.1
Fidelity Growth Company Fund	2.1	1.9
Fidelity Series 100 Index Fund	1.6	1.5
Fidelity Series All-Sector Equity Fund	2.7	2.6
Fidelity Series Large Cap Value Fund	2.5	2.4
Fidelity Series Real Estate Equity Fund	0.2	0.0
Fidelity Series Small Cap Opportunities Fund	0.5	0.4
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.2
	12.9	12.2
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.2
Fidelity Overseas Fund	0.0	0.2
Fidelity Series International Growth Fund	1.9	1.6
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	1.9	1.5
	4.2	3.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.2	0.0
Fidelity Series High Income Fund	4.8	4.5
Fidelity Series Real Estate Income Fund	0.6	0.0
	7.1	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	12.0	10.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.1	20.3
Fidelity Strategic Real Return Fund	0.0	4.0
	21.1	24.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	21.7	22.5
Fidelity Short-Term Bond Fund	17.9	19.3
	39.6	41.8
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.9%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.6%
Six months ago
Commodity Funds	0.9%
Domestic Equity Funds	12.2%
Developed International Equity Funds	3.9%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.9%
Investment Grade Bond Funds	24.3%
Short-Term Funds	41.8%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 14.8%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund	2,579,002	$ 23,262,594
Domestic Equity Funds - 12.9%
Fidelity Blue Chip Growth Fund	224,598	11,315,270
Fidelity Disciplined Equity Fund	919,203	22,281,480
Fidelity Growth Company Fund	254,009	24,895,423
Fidelity Series 100 Index Fund	1,935,127	19,254,513
Fidelity Series All-Sector Equity Fund	2,603,487	33,324,630
Fidelity Series Large Cap Value Fund	2,698,114	30,515,665
Fidelity Series Real Estate Equity Fund	163,618	1,932,331
Fidelity Series Small Cap Opportunities Fund	507,186	5,908,714
Fidelity Small Cap Growth Fund	201,704	3,378,543
Fidelity Small Cap Value Fund	216,037	3,380,984
TOTAL DOMESTIC EQUITY FUNDS		156,187,553
TOTAL DOMESTIC EQUITY FUNDS (Cost $138,205,025)		179,450,147
International Equity Funds - 5.4%

Developed International Equity Funds - 4.2%
Fidelity Series International Growth Fund	2,044,862	23,372,774
Fidelity Series International Small Cap Fund	397,665	4,771,982
Fidelity Series International Value Fund	2,593,418	22,744,277
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		50,889,033
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	920,387	15,177,186
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $62,687,770)		66,066,219
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	596,262	$ 6,195,162
Fidelity Series Floating Rate High Income Fund	1,406,309	14,611,551
Fidelity Series High Income Fund	5,822,662	57,644,358
Fidelity Series Real Estate Income Fund	687,696	7,385,851
TOTAL HIGH YIELD BOND FUNDS		85,836,922
Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund	12,985,418	146,215,803
Investment Grade Bond Funds - 21.1%
Fidelity Series Investment Grade Bond Fund	21,954,085	256,643,255
TOTAL BOND FUNDS (Cost $450,871,767)		488,695,980
Short-Term Funds - 39.6%

Fidelity Institutional Money Market Portfolio Institutional Class	264,247,563	264,247,563
Fidelity Short-Term Bond Fund	25,503,908	217,548,330
TOTAL SHORT-TERM FUNDS (Cost $486,148,996)		481,795,893
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,137,913,558)	1,216,008,239
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,417)
NET ASSETS - 100%	$ 1,216,003,822
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $1,137,913,558) - See accompanying schedule		$ 1,216,008,239
Receivable for investments sold		1,438,087
Receivable for fund shares sold		899,668
Total assets		1,218,345,994

Liabilities
Payable for investments purchased	$ 20
Payable for fund shares redeemed	2,342,152
Total liabilities		2,342,172

Net Assets		$ 1,216,003,822
Net Assets consist of:
Paid in capital		$ 1,166,551,057
Undistributed net investment income		3,740,287
Accumulated undistributed net realized gain (loss) on investments		(32,382,203)
Net unrealized appreciation (depreciation) on investments		78,094,681
Net Assets, for 98,981,721 shares outstanding		$ 1,216,003,822
Net Asset Value, offering price and redemption price per share ($1,216,003,822 ÷ 98,981,721 shares)		$ 12.29

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 21,265,544

Expenses
Independent trustees' compensation	$ 4,851
Total expenses before reductions	4,851
Expense reductions	(4,851)	-
Net investment income (loss)		21,265,544
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	17,728,109
Capital gain distributions from underlying funds	18,446,455
Total net realized gain (loss)		36,174,564
Change in net unrealized appreciation (depreciation) on underlying funds		(16,570,580)
Net gain (loss)		19,603,984
Net increase (decrease) in net assets resulting from operations		$ 40,869,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,265,544	$ 26,133,319
Net realized gain (loss)	36,174,564	27,516,004
Change in net unrealized appreciation (depreciation)	(16,570,580)	60,447,814
Net increase (decrease) in net assets resulting from operations	40,869,528	114,097,137
Distributions to shareholders from net investment income	(21,732,556)	(28,349,234)
Distributions to shareholders from net realized gain	(10,057,268)	(10,467,104)
Total distributions	(31,789,824)	(38,816,338)
Share transactions Proceeds from sales of shares	367,699,508	444,763,703
Reinvestment of distributions	31,577,916	38,583,881
Cost of shares redeemed	(674,322,091)	(785,477,852)
Net increase (decrease) in net assets resulting from share transactions	(275,044,667)	(302,130,268)
Total increase (decrease) in net assets	(265,964,963)	(226,849,469)

Net Assets
Beginning of period	1,481,968,785	1,708,818,254
End of period (including undistributed net investment income of $3,740,287 and undistributed net investment income of $4,221,573, respectively)	$ 1,216,003,822	$ 1,481,968,785
Other Information Shares
Sold	30,270,221	37,650,745
Issued in reinvestment of distributions	2,645,308	3,269,333
Redeemed	(55,588,770)	(66,483,407)
Net increase (decrease)	(22,673,241)	(25,563,329)

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.18	$ 11.61	$ 9.86	$ 12.08	$ 12.66
Income from Investment Operations
Net investment income (loss) B	.19	.20	.27	.37	.48
Net realized and unrealized gain (loss)	.22	.67	1.83	(1.97)	(.31)
Total from investment operations	.41	.87	2.10	(1.60)	.17
Distributions from net investment income	(.20)	(.22)	(.29)	(.41)	(.48)
Distributions from net realized gain	(.10)	(.08)	(.06)	(.21)	(.27)
Total distributions	(.30)	(.30)	(.35) F	(.62)	(.75)
Net asset value, end of period	$ 12.29	$ 12.18	$ 11.61	$ 9.86	$ 12.08
Total Return A	3.45%	7.56%	21.46%	(13.60)%	1.23%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58%	1.67%	2.47%	3.33%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,216,004	$ 1,481,969	$ 1,708,818	$ 1,443,544	$ 1,780,803
Portfolio turnover rate	19%	32%	31%	33%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.35 per share is comprised of distributions from net investment income of $.290 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.0	2.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.8	1.5
Fidelity Disciplined Equity Fund	3.4	4.0
Fidelity Growth Company Fund	3.9	3.8
Fidelity Series 100 Index Fund	3.0	3.0
Fidelity Series All-Sector Equity Fund	5.2	5.1
Fidelity Series Large Cap Value Fund	4.7	4.6
Fidelity Series Real Estate Equity Fund	0.3	0.0
Fidelity Series Small Cap Opportunities Fund	0.9	0.8
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Value Fund	0.5	0.4
	24.2	23.7
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.5
Fidelity Overseas Fund	0.0	0.5
Fidelity Series International Growth Fund	3.6	3.3
Fidelity Series International Small Cap Fund	0.8	0.7
Fidelity Series International Value Fund	3.5	2.9
	7.9	7.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.3	2.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.0	0.0
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.5	0.0
	6.8	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.8	9.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	18.6	17.8
Fidelity Strategic Real Return Fund	0.0	4.0
	18.6	21.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	14.6	15.0
Fidelity Short-Term Bond Fund	11.8	12.5
	26.4	27.5
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.0%
Domestic Equity Funds	24.2%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.6%
Short-Term Funds	26.4%

Six months ago
Commodity Funds	2.9%
Domestic Equity Funds	23.7%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	21.8%
Short-Term Funds	27.5%

Expected
Commodity Funds	4.0%
Domestic Equity Funds	22.6%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	19.7%
Short-Term Funds	29.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2005 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 28.2%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund	3,545,236	$ 31,978,033
Domestic Equity Funds - 24.2%
Fidelity Blue Chip Growth Fund	276,453	13,927,706
Fidelity Disciplined Equity Fund	1,131,514	27,427,903
Fidelity Growth Company Fund	316,868	31,056,278
Fidelity Series 100 Index Fund	2,381,531	23,696,232
Fidelity Series All-Sector Equity Fund	3,204,577	41,018,583
Fidelity Series Large Cap Value Fund	3,325,061	37,606,440
Fidelity Series Real Estate Equity Fund	195,220	2,305,544
Fidelity Series Small Cap Opportunities Fund	624,864	7,279,666
Fidelity Small Cap Growth Fund	248,908	4,169,206
Fidelity Small Cap Value Fund	266,106	4,164,559
TOTAL DOMESTIC EQUITY FUNDS		192,652,117
TOTAL DOMESTIC EQUITY FUNDS (Cost $220,384,978)		224,630,150
International Equity Funds - 10.2%

Developed International Equity Funds - 7.9%
Fidelity Series International Growth Fund	2,523,753	28,846,492
Fidelity Series International Small Cap Fund	490,786	5,889,428
Fidelity Series International Value Fund	3,201,021	28,072,955
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		62,808,875
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	1,135,468	18,723,868
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $81,487,642)		81,532,743
Bond Funds - 35.2%
	Shares	Value
High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund	423,475	$ 4,399,909
Fidelity Series Floating Rate High Income Fund	784,933	8,155,457
Fidelity Series High Income Fund	3,785,969	37,481,096
Fidelity Series Real Estate Income Fund	384,964	4,134,517
TOTAL HIGH YIELD BOND FUNDS		54,170,979
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund	6,925,587	77,982,112
Investment Grade Bond Funds - 18.6%
Fidelity Series Investment Grade Bond Fund	12,718,861	148,683,487
TOTAL BOND FUNDS (Cost $274,852,509)		280,836,578
Short-Term Funds - 26.4%

Fidelity Institutional Money Market Portfolio Institutional Class	116,447,394	116,447,394
Fidelity Short-Term Bond Fund	11,067,225	94,403,425
TOTAL SHORT-TERM FUNDS (Cost $212,445,774)		210,850,819
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $789,170,903)	797,850,290
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,625)
NET ASSETS - 100%	$ 797,848,665
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $789,170,903) - See accompanying schedule		$ 797,850,290
Receivable for investments sold		94,043
Receivable for fund shares sold		1,426,405
Total assets		799,370,738

Liabilities
Payable for investments purchased	$ 429,861
Payable for fund shares redeemed	1,092,212
Total liabilities		1,522,073

Net Assets		$ 797,848,665
Net Assets consist of:
Paid in capital		$ 830,482,215
Undistributed net investment income		2,052,650
Accumulated undistributed net realized gain (loss) on investments		(43,365,587)
Net unrealized appreciation (depreciation) on investments		8,679,387
Net Assets, for 71,805,503 shares outstanding		$ 797,848,665
Net Asset Value, offering price and redemption price per share ($797,848,665 ÷ 71,805,503 shares)		$ 11.11

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 13,483,753

Expenses
Independent trustees' compensation	$ 3,051
Total expenses before reductions	3,051
Expense reductions	(3,051)	-
Net investment income (loss)		13,483,753
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,096,574
Capital gain distributions from underlying funds	17,730,485
Total net realized gain (loss)		22,827,059
Change in net unrealized appreciation (depreciation) on underlying funds		(17,764,598)
Net gain (loss)		5,062,461
Net increase (decrease) in net assets resulting from operations		$ 18,546,214

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,483,753	$ 15,138,582
Net realized gain (loss)	22,827,059	19,583,494
Change in net unrealized appreciation (depreciation)	(17,764,598)	57,803,367
Net increase (decrease) in net assets resulting from operations	18,546,214	92,525,443
Distributions to shareholders from net investment income	(13,768,494)	(16,529,853)
Distributions to shareholders from net realized gain	(9,568,884)	(7,551,223)
Total distributions	(23,337,378)	(24,081,076)
Share transactions Proceeds from sales of shares	262,175,970	278,425,092
Reinvestment of distributions	23,180,949	23,964,352
Cost of shares redeemed	(415,117,192)	(452,357,306)
Net increase (decrease) in net assets resulting from share transactions	(129,760,273)	(149,967,862)
Total increase (decrease) in net assets	(134,551,437)	(81,523,495)

Net Assets
Beginning of period	932,400,102	1,013,923,597
End of period (including undistributed net investment income of $2,052,650 and undistributed net investment income of $2,286,723, respectively)	$ 797,848,665	$ 932,400,102
Other Information Shares
Sold	24,006,753	26,430,862
Issued in reinvestment of distributions	2,184,224	2,267,115
Redeemed	(38,147,213)	(43,179,363)
Net increase (decrease)	(11,956,236)	(14,481,386)

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.32	$ 8.02	$ 11.19	$ 11.84
Income from Investment Operations
Net investment income (loss) B	.17	.17	.23	.29	.35
Net realized and unrealized gain (loss)	.12	.91	2.39	(2.88)	(.34)
Total from investment operations	.29	1.08	2.62	(2.59)	.01
Distributions from net investment income	(.18)	(.19)	(.24)	(.32)	(.32)
Distributions from net realized gain	(.13)	(.09)	(.08)	(.26)	(.34)
Total distributions	(.31)	(.27) G	(.32) F	(.58)	(.66)
Net asset value, end of period	$ 11.11	$ 11.13	$ 10.32	$ 8.02	$ 11.19
Total Return A	2.76%	10.64%	32.83%	(23.91)%	(.17)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58%	1.60%	2.37%	3.03%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 797,849	$ 932,400	$ 1,013,924	$ 770,642	$ 1,051,703
Portfolio turnover rate	29%	38%	34%	43%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.080 per share.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.0	3.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.2	1.9
Fidelity Disciplined Equity Fund	4.4	5.1
Fidelity Growth Company Fund	5.0	4.7
Fidelity Series 100 Index Fund	3.8	3.7
Fidelity Series All-Sector Equity Fund	6.6	6.4
Fidelity Series Large Cap Value Fund	6.1	5.7
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	1.2	1.0
Fidelity Small Cap Growth Fund	0.7	0.6
Fidelity Small Cap Value Fund	0.7	0.6
	31.1	29.7
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.5
Fidelity Overseas Fund	0.0	0.5
Fidelity Series International Growth Fund	4.6	3.9
Fidelity Series International Small Cap Fund	0.9	0.9
Fidelity Series International Value Fund	4.5	3.7
	10.0	9.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.3	0.0
Fidelity Series High Income Fund	4.7	4.8
Fidelity Series Real Estate Income Fund	0.6	0.0
	7.2	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.6	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.9	22.4
Fidelity Strategic Real Return Fund	0.0	4.8
	21.9	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	6.4
Fidelity Short-Term Bond Fund	5.1	5.5
	11.2	11.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.0%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.0%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	21.9%
Short-Term Funds	11.2%

Six months ago
Commodity Funds	3.8%
Domestic Equity Funds	29.7%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	27.2%
Short-Term Funds	11.9%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	30.2%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.7%
Short-Term Funds	12.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund	39,562,706	$ 356,855,607
Domestic Equity Funds - 31.1%
Fidelity Blue Chip Growth Fund	3,143,511	158,370,091
Fidelity Disciplined Equity Fund	12,902,625	312,759,641
Fidelity Growth Company Fund	3,606,488	353,471,860
Fidelity Series 100 Index Fund	27,077,561	269,421,735
Fidelity Series All-Sector Equity Fund	36,438,439	466,412,018
Fidelity Series Large Cap Value Fund	37,786,938	427,370,274
Fidelity Series Real Estate Equity Fund	2,261,268	26,705,573
Fidelity Series Small Cap Opportunities Fund	7,103,682	82,757,897
Fidelity Small Cap Growth Fund	2,827,295	47,357,199
Fidelity Small Cap Value Fund	3,025,426	47,347,909
TOTAL DOMESTIC EQUITY FUNDS		2,191,974,197
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,448,697,248)		2,548,829,804
International Equity Funds - 13.0%

Developed International Equity Funds - 10.0%
Fidelity Series International Growth Fund	28,309,018	323,572,080
Fidelity Series International Small Cap Fund	5,465,973	65,591,672
Fidelity Series International Value Fund	36,049,503	316,154,142
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		705,317,894
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	12,712,598	209,630,740
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $915,808,253)		914,948,634
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund	4,208,671	$ 43,728,096
Fidelity Series Floating Rate High Income Fund	8,652,732	89,901,882
Fidelity Series High Income Fund	33,574,147	332,384,058
Fidelity Series Real Estate Income Fund	4,223,676	45,362,277
TOTAL HIGH YIELD BOND FUNDS		511,376,313
Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund	66,143,410	744,774,794
Investment Grade Bond Funds - 21.9%
Fidelity Series Investment Grade Bond Fund	132,404,320	1,547,806,499
TOTAL BOND FUNDS (Cost $2,722,014,404)		2,803,957,606
Short-Term Funds - 11.2%

Fidelity Institutional Money Market Portfolio Institutional Class	432,297,917	432,297,917
Fidelity Short-Term Bond Fund	42,211,537	360,064,411
TOTAL SHORT-TERM FUNDS (Cost $804,880,821)		792,362,328
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,891,400,726)	7,060,098,372
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12,369)
NET ASSETS - 100%	$ 7,060,086,003
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $6,891,400,726) - See accompanying schedule		$ 7,060,098,372
Receivable for investments sold		7,365,118
Receivable for fund shares sold		6,082,817
Other receivables		50,638
Total assets		7,073,596,945

Liabilities
Payable for investments purchased	$ 10,736
Payable for fund shares redeemed	13,449,567
Other payables and accrued expenses	50,639
Total liabilities		13,510,942

Net Assets		$ 7,060,086,003
Net Assets consist of:
Paid in capital		$ 7,280,836,930
Undistributed net investment income		18,748,071
Accumulated undistributed net realized gain (loss) on investments		(408,196,644)
Net unrealized appreciation (depreciation) on investments		168,697,646
Net Assets, for 504,644,338 shares outstanding		$ 7,060,086,003
Net Asset Value, offering price and redemption price per share ($7,060,086,003 ÷ 504,644,338 shares)		$ 13.99

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 137,057,332
Interest		15
Total income		137,057,347

Expenses
Independent trustees' compensation	$ 29,712
Total expenses before reductions	29,712
Expense reductions	(29,712)	-
Net investment income (loss)		137,057,347
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	93,294,305
Capital gain distributions from underlying funds	199,185,981
Total net realized gain (loss)		292,480,286
Change in net unrealized appreciation (depreciation) on underlying funds		(290,060,057)
Net gain (loss)		2,420,229
Net increase (decrease) in net assets resulting from operations		$ 139,477,576

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 137,057,347	$ 166,082,127
Net realized gain (loss)	292,480,286	387,651,771
Change in net unrealized appreciation (depreciation)	(290,060,057)	552,582,623
Net increase (decrease) in net assets resulting from operations	139,477,576	1,106,316,521
Distributions to shareholders from net investment income	(140,843,917)	(184,295,760)
Distributions to shareholders from net realized gain	(108,792,143)	(89,137,970)
Total distributions	(249,636,060)	(273,433,730)
Share transactions Proceeds from sales of shares	1,448,243,890	2,184,615,051
Reinvestment of distributions	247,426,763	271,563,876
Cost of shares redeemed	(4,226,677,321)	(4,676,038,578)
Net increase (decrease) in net assets resulting from share transactions	(2,531,006,668)	(2,219,859,651)
Total increase (decrease) in net assets	(2,641,165,152)	(1,386,976,860)

Net Assets
Beginning of period	9,701,251,155	11,088,228,015
End of period (including undistributed net investment income of $18,748,071 and undistributed net investment income of $22,203,665, respectively)	$ 7,060,086,003	$ 9,701,251,155
Other Information Shares
Sold	105,551,960	164,740,946
Issued in reinvestment of distributions	18,684,890	20,471,880
Redeemed	(309,880,969)	(355,131,956)
Net increase (decrease)	(185,644,119)	(169,919,130)

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.05	$ 12.89	$ 9.87	$ 14.07	$ 14.89
Income from Investment Operations
Net investment income (loss) B	.23	.22	.29	.37	.43
Net realized and unrealized gain (loss)	.17	1.31	3.14	(3.77)	(.37)
Total from investment operations	.40	1.53	3.43	(3.40)	.06
Distributions from net investment income	(.26)	(.25)	(.31)	(.40)	(.41)
Distributions from net realized gain	(.20)	(.12)	(.11)	(.40)	(.47)
Total distributions	(.46)	(.37)	(.41) F	(.80)	(.88)
Net asset value, end of period	$ 13.99	$ 14.05	$ 12.89	$ 9.87	$ 14.07
Total Return A	3.01%	12.02%	34.99%	(25.06)%	.14%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.67%	1.64%	2.40%	3.03%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,060,086	$ 9,701,251	$ 11,088,228	$ 9,130,697	$ 13,903,554
Portfolio turnover rate	18%	34%	25%	39%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.3	4.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.3	2.0
Fidelity Disciplined Equity Fund	4.6	5.2
Fidelity Growth Company Fund	5.1	4.8
Fidelity Series 100 Index Fund	3.9	3.8
Fidelity Series All-Sector Equity Fund	6.8	6.6
Fidelity Series Large Cap Value Fund	6.2	5.9
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	1.2	1.0
Fidelity Small Cap Growth Fund	0.7	0.6
Fidelity Small Cap Value Fund	0.7	0.6
	31.9	30.5
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.5
Fidelity Overseas Fund	0.0	0.5
Fidelity Series International Growth Fund	4.7	4.1
Fidelity Series International Small Cap Fund	1.0	0.9
Fidelity Series International Value Fund	4.6	3.8
	10.3	9.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.3	0.0
Fidelity Series High Income Fund	4.7	4.9
Fidelity Series Real Estate Income Fund	0.6	0.0
	7.2	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.1	9.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.6	23.2
Fidelity Strategic Real Return Fund	0.0	4.5
	22.6	27.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	5.7
Fidelity Short-Term Bond Fund	4.4	4.9
	9.6	10.6
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.3%
Domestic Equity Funds	31.9%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.6%

Six months ago
Commodity Funds	4.0%
Domestic Equity Funds	30.5%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	27.7%
Short-Term Funds	10.6%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.3%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.4%
Investment Grade Bond Funds	24.5%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2015 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund	42,179,391	$ 380,458,103
Domestic Equity Funds - 31.9%
Fidelity Blue Chip Growth Fund	3,317,097	167,115,363
Fidelity Disciplined Equity Fund	13,651,513	330,912,668
Fidelity Growth Company Fund	3,814,103	373,820,273
Fidelity Series 100 Index Fund	28,550,112	284,073,618
Fidelity Series All-Sector Equity Fund	38,453,546	492,205,383
Fidelity Series Large Cap Value Fund	39,900,530	451,274,989
Fidelity Series Real Estate Equity Fund	2,312,396	27,309,398
Fidelity Series Small Cap Opportunities Fund	7,501,554	87,393,101
Fidelity Small Cap Growth Fund	2,986,388	50,022,005
Fidelity Small Cap Value Fund	3,191,522	49,947,320
TOTAL DOMESTIC EQUITY FUNDS		2,314,074,118
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,451,647,070)		2,694,532,221
International Equity Funds - 13.3%

Developed International Equity Funds - 10.3%
Fidelity Series International Growth Fund	29,995,280	342,846,052
Fidelity Series International Small Cap Fund	5,804,293	69,651,514
Fidelity Series International Value Fund	38,209,153	335,094,268
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		747,591,834
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	13,474,172	222,189,096
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $955,497,766)		969,780,930
Bond Funds - 39.9%
	Shares	Value
High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund	4,394,247	$ 45,656,224
Fidelity Series Floating Rate High Income Fund	8,726,180	90,665,008
Fidelity Series High Income Fund	34,454,243	341,097,008
Fidelity Series Real Estate Income Fund	4,263,734	45,792,500
TOTAL HIGH YIELD BOND FUNDS		523,210,740
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund	65,161,911	733,723,116
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund	140,110,141	1,637,887,554
TOTAL BOND FUNDS (Cost $2,757,670,477)		2,894,821,410
Short-Term Funds - 9.6%

Fidelity Institutional Money Market Portfolio Institutional Class	380,494,325	380,494,325
Fidelity Short-Term Bond Fund	36,998,897	315,600,590
TOTAL SHORT-TERM FUNDS (Cost $698,977,689)		696,094,915
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,863,793,002)	7,255,229,476
NET OTHER ASSETS (LIABILITIES) - 0.0%	(14,834)
NET ASSETS - 100%	$ 7,255,214,642
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $6,863,793,002) - See accompanying schedule		$ 7,255,229,476
Receivable for investments sold		341,520
Receivable for fund shares sold		13,986,575
Total assets		7,269,557,571

Liabilities
Payable for investments purchased	$ 701,320
Payable for fund shares redeemed	13,641,609
Total liabilities		14,342,929

Net Assets		$ 7,255,214,642
Net Assets consist of:
Paid in capital		$ 7,157,339,374
Undistributed net investment income		18,605,542
Accumulated undistributed net realized gain (loss) on investments		(312,166,748)
Net unrealized appreciation (depreciation) on investments		391,436,474
Net Assets, for 620,377,063 shares outstanding		$ 7,255,214,642
Net Asset Value, offering price and redemption price per share ($7,255,214,642 ÷ 620,377,063 shares)		$ 11.69

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 135,913,221

Expenses
Independent trustees' compensation	$ 28,496
Total expenses before reductions	28,496
Expense reductions	(28,496)	-
Net investment income (loss)		135,913,221
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	460,388,667
Capital gain distributions from underlying funds	201,160,643
Total net realized gain (loss)		661,549,310
Change in net unrealized appreciation (depreciation) on underlying funds		(639,151,542)
Net gain (loss)		22,397,768
Net increase (decrease) in net assets resulting from operations		$ 158,310,989

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 135,913,221	$ 143,970,641
Net realized gain (loss)	661,549,310	(104,572,292)
Change in net unrealized appreciation (depreciation)	(639,151,542)	943,519,700
Net increase (decrease) in net assets resulting from operations	158,310,989	982,918,049
Distributions to shareholders from net investment income	(137,866,230)	(154,623,688)
Distributions to shareholders from net realized gain	(106,366,861)	(75,719,796)
Total distributions	(244,233,091)	(230,343,484)
Share transactions Proceeds from sales of shares	2,362,612,585	2,806,458,296
Reinvestment of distributions	242,953,703	229,422,760
Cost of shares redeemed	(4,115,744,958)	(3,785,659,212)
Net increase (decrease) in net assets resulting from share transactions	(1,510,178,670)	(749,778,156)
Total increase (decrease) in net assets	(1,596,100,772)	2,796,409

Net Assets
Beginning of period	8,851,315,414	8,848,519,005
End of period (including undistributed net investment income of $18,605,542 and undistributed net investment income of $20,536,056, respectively)	$ 7,255,214,642	$ 8,851,315,414
Other Information Shares
Sold	206,404,025	254,891,740
Issued in reinvestment of distributions	22,000,679	20,701,558
Redeemed	(361,888,007)	(345,392,330)
Net increase (decrease)	(133,483,303)	(69,799,032)

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 10.74	$ 8.13	$ 11.73	$ 12.45
Income from Investment Operations
Net investment income (loss) B	.20	.18	.24	.29	.34
Net realized and unrealized gain (loss)	.12	1.12	2.70	(3.29)	(.38)
Total from investment operations	.32	1.30	2.94	(3.00)	(.04)
Distributions from net investment income	(.21)	(.20)	(.24)	(.30)	(.30)
Distributions from net realized gain	(.16)	(.10)	(.09)	(.30)	(.38)
Total distributions	(.37)	(.30)	(.33) F	(.60)	(.68)
Net asset value, end of period	$ 11.69	$ 11.74	$ 10.74	$ 8.13	$ 11.73
Total Return A	2.95%	12.24%	36.33%	(26.45)%	(.62)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.71%	1.66%	2.38%	2.97%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,255,215	$ 8,851,315	$ 8,848,519	$ 6,089,406	$ 7,116,671
Portfolio turnover rate	24%	43%	30%	36%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.33 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.091 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.9	5.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.6	2.3
Fidelity Disciplined Equity Fund	5.2	6.0
Fidelity Growth Company Fund	5.8	5.6
Fidelity Series 100 Index Fund	4.4	4.4
Fidelity Series All-Sector Equity Fund	7.7	7.7
Fidelity Series Large Cap Value Fund	7.1	6.8
Fidelity Series Real Estate Equity Fund	0.4	0.0
Fidelity Series Small Cap Opportunities Fund	1.4	1.2
Fidelity Small Cap Growth Fund	0.8	0.7
Fidelity Small Cap Value Fund	0.8	0.7
	36.2	35.4
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.7
Fidelity Overseas Fund	0.0	0.6
Fidelity Series International Growth Fund	5.4	4.7
Fidelity Series International Small Cap Fund	1.1	1.0
Fidelity Series International Value Fund	5.2	4.4
	11.7	11.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.5	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	1.2	0.0
Fidelity Series High Income Fund	5.7	6.5
Fidelity Series Real Estate Income Fund	0.6	0.0
	8.2	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.1	7.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.2	21.6
Fidelity Strategic Real Return Fund	0.0	4.1
	21.2	25.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.8	2.7
Fidelity Short-Term Bond Fund	2.4	2.3
	5.2	5.0
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.9%
Domestic Equity Funds	36.2%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.2%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	21.2%
Short-Term Funds	5.2%

Six months ago
Commodity Funds	5.1%
Domestic Equity Funds	35.4%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	7.4%
Investment Grade Bond Funds	25.7%
Short-Term Funds	5.0%

Expected
Commodity Funds	6.1%
Domestic Equity Funds	34.8%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	5.9%
Inflation-Protected Bond Funds	8.5%
Investment Grade Bond Funds	23.5%
Short-Term Funds	6.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 42.1%
	Shares	Value
Commodity Funds - 5.9%
Fidelity Series Commodity Strategy Fund	101,383,518	$ 914,479,331
Domestic Equity Funds - 36.2%
Fidelity Blue Chip Growth Fund	8,006,131	403,348,864
Fidelity Disciplined Equity Fund	32,871,199	796,797,873
Fidelity Growth Company Fund	9,163,936	898,157,343
Fidelity Series 100 Index Fund	68,922,378	685,777,660
Fidelity Series All-Sector Equity Fund	92,848,299	1,188,458,228
Fidelity Series Large Cap Value Fund	96,267,197	1,088,781,992
Fidelity Series Real Estate Equity Fund	5,659,105	66,834,028
Fidelity Series Small Cap Opportunities Fund	18,094,111	210,796,396
Fidelity Small Cap Growth Fund	7,197,719	120,561,797
Fidelity Small Cap Value Fund	7,702,005	120,536,372
TOTAL DOMESTIC EQUITY FUNDS		5,580,050,553
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,762,980,932)		6,494,529,884
International Equity Funds - 15.2%

Developed International Equity Funds - 11.7%
Fidelity Series International Growth Fund	72,359,452	827,068,533
Fidelity Series International Small Cap Fund	13,998,751	167,985,006
Fidelity Series International Value Fund	92,170,009	808,330,982
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,803,384,521
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	32,498,636	535,902,513
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,302,231,754)		2,339,287,034
Bond Funds - 37.5%
	Shares	Value
High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund	10,177,301	$ 105,742,155
Fidelity Series Floating Rate High Income Fund	17,323,955	179,995,897
Fidelity Series High Income Fund	89,442,268	885,478,457
Fidelity Series Real Estate Income Fund	8,440,156	90,647,276
TOTAL HIGH YIELD BOND FUNDS		1,261,863,785
Inflation-Protected Bond Funds - 8.1%
Fidelity Series Inflation-Protected Bond Index Fund	110,535,381	1,244,628,396
Investment Grade Bond Funds - 21.2%
Fidelity Series Investment Grade Bond Fund	280,078,907	3,274,122,419
TOTAL BOND FUNDS (Cost $5,544,445,771)		5,780,614,600
Short-Term Funds - 5.2%

Fidelity Institutional Money Market Portfolio Institutional Class	442,575,110	442,575,110
Fidelity Short-Term Bond Fund	43,023,415	366,989,727
TOTAL SHORT-TERM FUNDS (Cost $808,336,689)		809,564,837
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,417,995,146)	15,423,996,355
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19,862)
NET ASSETS - 100%	$ 15,423,976,493
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $14,417,995,146) - See accompanying schedule		$ 15,423,996,355
Receivable for investments sold		23,873,997
Receivable for fund shares sold		20,376,977
Other receivables		84,592
Total assets		15,468,331,921

Liabilities
Payable for investments purchased	$ 18,180
Payable for fund shares redeemed	44,252,658
Other payables and accrued expenses	84,590
Total liabilities		44,355,428

Net Assets		$ 15,423,976,493
Net Assets consist of:
Paid in capital		$ 15,223,624,834
Undistributed net investment income		39,838,891
Accumulated undistributed net realized gain (loss) on investments		(845,488,441)
Net unrealized appreciation (depreciation) on investments		1,006,001,209
Net Assets, for 1,089,291,932 shares outstanding		$ 15,423,976,493
Net Asset Value, offering price and redemption price per share ($15,423,976,493 ÷ 1,089,291,932 shares)		$ 14.16

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 300,423,318
Interest		25
Total income		300,423,343

Expenses
Independent trustees' compensation	$ 62,350
Total expenses before reductions	62,350
Expense reductions	(62,350)	-
Net investment income (loss)		300,423,343
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,212,868,681
Capital gain distributions from underlying funds	479,502,978
Total net realized gain (loss)		1,692,371,659
Change in net unrealized appreciation (depreciation) on underlying funds		(1,822,697,842)
Net gain (loss)		(130,326,183)
Net increase (decrease) in net assets resulting from operations		$ 170,097,160

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 300,423,343	$ 330,060,480
Net realized gain (loss)	1,692,371,659	(83,498,641)
Change in net unrealized appreciation (depreciation)	(1,822,697,842)	2,176,145,077
Net increase (decrease) in net assets resulting from operations	170,097,160	2,422,706,916
Distributions to shareholders from net investment income	(305,833,965)	(340,613,702)
Distributions to shareholders from net realized gain	(255,195,490)	(197,974,733)
Total distributions	(561,029,455)	(538,588,435)
Share transactions Proceeds from sales of shares	3,897,423,920	5,177,636,636
Reinvestment of distributions	557,517,048	536,267,648
Cost of shares redeemed	(8,563,423,133)	(8,237,671,778)
Net increase (decrease) in net assets resulting from share transactions	(4,108,482,165)	(2,523,767,494)
Total increase (decrease) in net assets	(4,499,414,460)	(639,649,013)

Net Assets
Beginning of period	19,923,390,953	20,563,039,966
End of period (including undistributed net investment income of $39,838,891 and undistributed net investment income of $45,602,729, respectively)	$ 15,423,976,493	$ 19,923,390,953
Other Information Shares
Sold	281,444,802	387,684,909
Issued in reinvestment of distributions	41,972,559	40,032,467
Redeemed	(624,065,257)	(621,571,000)
Net increase (decrease)	(300,647,896)	(193,853,624)

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33	$ 12.98	$ 9.42	$ 14.66	$ 15.84
Income from Investment Operations
Net investment income (loss) B	.24	.22	.27	.33	.36
Net realized and unrealized gain (loss)	.08 E	1.50	3.68	(4.74)	(.50)
Total from investment operations	.32	1.72	3.95	(4.41)	(.14)
Distributions from net investment income	(.26)	(.24)	(.29)	(.31)	(.37)
Distributions from net realized gain	(.22)	(.14)	(.11)	(.52)	(.67)
Total distributions	(.49) I	(.37) H	(.39) G	(.83)	(1.04)
Net asset value, end of period	$ 14.16	$ 14.33	$ 12.98	$ 9.42	$ 14.66
Total Return A	2.45%	13.47%	42.19%	(31.39)%	(1.32)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.74%	1.69%	2.30%	2.73%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,423,976	$ 19,923,391	$ 20,563,040	$ 14,316,696	$ 20,028,445
Portfolio turnover rate	24%	42%	29%	35%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.105 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.135 per share.

I Total distributions of $.49 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.222 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.2	6.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1	2.7
Fidelity Disciplined Equity Fund	6.2	7.2
Fidelity Growth Company Fund	6.9	6.7
Fidelity Series 100 Index Fund	5.3	5.3
Fidelity Series All-Sector Equity Fund	9.1	9.1
Fidelity Series Large Cap Value Fund	8.4	8.1
Fidelity Series Real Estate Equity Fund	0.5	0.0
Fidelity Series Small Cap Opportunities Fund	1.6	1.4
Fidelity Small Cap Growth Fund	0.9	0.8
Fidelity Small Cap Value Fund	0.9	0.8
	42.9	42.1
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.8
Fidelity Overseas Fund	0.0	0.7
Fidelity Series International Growth Fund	6.4	5.6
Fidelity Series International Small Cap Fund	1.3	1.2
Fidelity Series International Value Fund	6.3	5.2
	14.0	13.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.1	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.9	0.0
Fidelity Series High Income Fund	7.0	7.4
Fidelity Series Real Estate Income Fund	0.5	0.0
	9.1	8.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.0	4.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.4	18.7
Fidelity Strategic Real Return Fund	0.0	3.4
	17.4	22.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.2	0.1
Fidelity Short-Term Bond Fund	0.1	0.1
	0.3	0.2
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.2%
Domestic Equity Funds	42.9%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	5.0%
Investment Grade Bond Funds	17.4%
Short-Term Funds	0.3%

Six months ago
Commodity Funds	6.3%
Domestic Equity Funds	42.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	4.2%
Investment Grade Bond Funds	22.1%
Short-Term Funds	0.2%

Expected
Commodity Funds	7.4%
Domestic Equity Funds	42.2%
Developed International Equity Funds	13.9%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	5.5%
Investment Grade Bond Funds	18.8%
Short-Term Funds	0.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2025 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Commodity Funds - 7.2%
Fidelity Series Commodity Strategy Fund	68,031,326	$ 613,642,564
Domestic Equity Funds - 42.9%
Fidelity Blue Chip Growth Fund	5,291,558	266,588,701
Fidelity Disciplined Equity Fund	21,927,855	531,531,212
Fidelity Growth Company Fund	6,088,220	596,706,436
Fidelity Series 100 Index Fund	45,501,774	452,742,647
Fidelity Series All-Sector Equity Fund	61,307,388	784,734,571
Fidelity Series Large Cap Value Fund	63,634,055	719,701,166
Fidelity Series Real Estate Equity Fund	3,605,466	42,580,548
Fidelity Series Small Cap Opportunities Fund	11,969,913	139,449,484
Fidelity Small Cap Growth Fund	4,763,819	79,793,971
Fidelity Small Cap Value Fund	5,089,816	79,655,621
TOTAL DOMESTIC EQUITY FUNDS		3,693,484,357
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,070,476,496)		4,307,126,921
International Equity Funds - 18.1%

Developed International Equity Funds - 14.0%
Fidelity Series International Growth Fund	48,160,836	550,478,352
Fidelity Series International Small Cap Fund	9,274,959	111,299,513
Fidelity Series International Value Fund	61,392,851	538,415,304
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,200,193,169
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund	21,594,332	356,090,530
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,535,652,331)		1,556,283,699
Bond Funds - 31.5%
	Shares	Value
High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund	5,774,634	$ 59,998,442
Fidelity Series Floating Rate High Income Fund	7,569,578	78,647,915
Fidelity Series High Income Fund	60,561,539	599,559,240
Fidelity Series Real Estate Income Fund	3,702,108	39,760,640
TOTAL HIGH YIELD BOND FUNDS		777,966,237
Inflation-Protected Bond Funds - 5.0%
Fidelity Series Inflation-Protected Bond Index Fund	38,462,472	433,087,439
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund	127,951,022	1,495,747,439
TOTAL BOND FUNDS (Cost $2,626,695,274)		2,706,801,115
Short-Term Funds - 0.3%

Fidelity Institutional Money Market Portfolio Institutional Class	15,727,263	15,727,263
Fidelity Short-Term Bond Fund	1,523,733	12,997,441
TOTAL SHORT-TERM FUNDS (Cost $28,694,207)		28,724,704
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,261,518,308)	8,598,936,439
NET OTHER ASSETS (LIABILITIES) - 0.0%	(485)
NET ASSETS - 100%	$ 8,598,935,954
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $8,261,518,308) - See accompanying schedule		$ 8,598,936,439
Receivable for investments sold		6,492,989
Receivable for fund shares sold		16,494,895
Total assets		8,621,924,323

Liabilities
Payable for investments purchased	$ 8,009
Payable for fund shares redeemed	22,980,360
Total liabilities		22,988,369

Net Assets		$ 8,598,935,954
Net Assets consist of:
Paid in capital		$ 8,424,153,508
Undistributed net investment income		19,590,316
Accumulated undistributed net realized gain (loss) on investments		(182,226,001)
Net unrealized appreciation (depreciation) on investments		337,418,131
Net Assets, for 728,324,681 shares outstanding		$ 8,598,935,954
Net Asset Value, offering price and redemption price per share ($8,598,935,954 ÷ 728,324,681 shares)		$ 11.81

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 159,820,643

Expenses
Independent trustees' compensation	$ 32,696
Total expenses before reductions	32,696
Expense reductions	(32,696)	-
Net investment income (loss)		159,820,643
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(255,521,068)
Capital gain distributions from underlying funds	281,788,468
Total net realized gain (loss)		26,267,400
Change in net unrealized appreciation (depreciation) on underlying funds		(133,838,722)
Net gain (loss)		(107,571,322)
Net increase (decrease) in net assets resulting from operations		$ 52,249,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 159,820,643	$ 156,386,040
Net realized gain (loss)	26,267,400	346,313,227
Change in net unrealized appreciation (depreciation)	(133,838,722)	778,505,912
Net increase (decrease) in net assets resulting from operations	52,249,321	1,281,205,179
Distributions to shareholders from net investment income	(161,271,864)	(160,733,732)
Distributions to shareholders from net realized gain	(144,613,448)	(89,018,011)
Total distributions	(305,885,312)	(249,751,743)
Share transactions Proceeds from sales of shares	2,683,363,305	3,110,308,047
Reinvestment of distributions	305,282,160	249,395,018
Cost of shares redeemed	(4,296,064,888)	(3,532,616,726)
Net increase (decrease) in net assets resulting from share transactions	(1,307,419,423)	(172,913,661)
Total increase (decrease) in net assets	(1,561,055,414)	858,539,775

Net Assets
Beginning of period	10,159,991,368	9,301,451,593
End of period (including undistributed net investment income of $19,590,316 and undistributed net investment income of $21,065,043, respectively)	$ 8,598,935,954	$ 10,159,991,368
Other Information Shares
Sold	233,329,832	281,556,369
Issued in reinvestment of distributions	27,842,491	22,301,079
Redeemed	(377,937,733)	(322,211,153)
Net increase (decrease)	(116,765,410)	(18,353,705)

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.02	$ 10.77	$ 7.68	$ 12.15	$ 13.05
Income from Investment Operations
Net investment income (loss) B	.20	.18	.22	.26	.28
Net realized and unrealized gain (loss)	- G	1.37	3.18	(4.10)	(.49)
Total from investment operations	.20	1.55	3.40	(3.84)	(.21)
Distributions from net investment income	(.22)	(.19)	(.21)	(.26)	(.25)
Distributions from net realized gain	(.19)	(.11)	(.10)	(.37)	(.44)
Total distributions	(.41)	(.30)	(.31) F	(.63)	(.69)
Net asset value, end of period	$ 11.81	$ 12.02	$ 10.77	$ 7.68	$ 12.15
Total Return A	1.93%	14.57%	44.43%	(32.84)%	(2.00)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75%	1.67%	2.21%	2.64%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,598,936	$ 10,159,991	$ 9,301,452	$ 5,798,688	$ 6,651,041
Portfolio turnover rate	28%	49%	26%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.31 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.095 per share.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.4	6.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.2	2.9
Fidelity Disciplined Equity Fund	6.4	7.6
Fidelity Growth Company Fund	7.3	7.1
Fidelity Series 100 Index Fund	5.5	5.5
Fidelity Series All-Sector Equity Fund	9.6	9.6
Fidelity Series Large Cap Value Fund	8.8	8.5
Fidelity Series Real Estate Equity Fund	0.5	0.0
Fidelity Series Small Cap Opportunities Fund	1.7	1.4
Fidelity Small Cap Growth Fund	1.0	0.9
Fidelity Small Cap Value Fund	1.0	0.9
	45.0	44.4
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.8
Fidelity Overseas Fund	0.0	0.8
Fidelity Series International Growth Fund	6.7	5.9
Fidelity Series International Small Cap Fund	1.4	1.3
Fidelity Series International Value Fund	6.5	5.5
	14.6	14.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.3	3.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.7
Fidelity Series Floating Rate High Income Fund	0.9	0.0
Fidelity Series High Income Fund	7.0	7.4
Fidelity Series Real Estate Income Fund	0.5	0.0
	9.2	8.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	1.9	0.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.6	18.7
Fidelity Strategic Real Return Fund	0.0	3.4
	17.6	22.1
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.4%
Domestic Equity Funds	45.0%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	9.2%
Inflation-Protected Bond Funds	1.9%
Investment Grade Bond Funds	17.6%

Six months ago
Commodity Funds	6.9%
Domestic Equity Funds	44.4%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	0.6%
Investment Grade Bond Funds	22.1%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	44.1%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.4%
Investment Grade Bond Funds	19.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Commodity Funds - 7.4%
Fidelity Series Commodity Strategy Fund	95,780,980	$ 863,944,439
Domestic Equity Funds - 45.0%
Fidelity Blue Chip Growth Fund	7,519,718	378,843,386
Fidelity Disciplined Equity Fund	31,084,844	753,496,630
Fidelity Growth Company Fund	8,652,994	848,079,976
Fidelity Series 100 Index Fund	64,692,381	643,689,188
Fidelity Series All-Sector Equity Fund	87,160,310	1,115,651,965
Fidelity Series Large Cap Value Fund	90,417,811	1,022,625,448
Fidelity Series Real Estate Equity Fund	5,163,930	60,986,015
Fidelity Series Small Cap Opportunities Fund	17,004,477	198,102,160
Fidelity Small Cap Growth Fund	6,763,761	113,293,004
Fidelity Small Cap Value Fund	7,232,903	113,194,927
TOTAL DOMESTIC EQUITY FUNDS		5,247,962,699
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,531,868,242)		6,111,907,138
International Equity Funds - 18.9%

Developed International Equity Funds - 14.6%
Fidelity Series International Growth Fund	68,172,524	779,211,949
Fidelity Series International Small Cap Fund	13,026,309	156,315,706
Fidelity Series International Value Fund	86,845,035	761,630,958
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,697,158,613

	Shares	Value
Emerging Markets Equity Funds - 4.3%
Fidelity Series Emerging Markets Fund	30,511,259	$ 503,130,667
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,175,086,884)		2,200,289,280
Bond Funds - 28.7%

High Yield Bond Funds - 9.2%
Fidelity Series Emerging Markets Debt Fund	8,325,646	86,503,465
Fidelity Series Floating Rate High Income Fund	10,419,567	108,259,301
Fidelity Series High Income Fund	82,478,330	816,535,467
Fidelity Series Real Estate Income Fund	5,082,286	54,583,751
TOTAL HIGH YIELD BOND FUNDS		1,065,881,984
Inflation-Protected Bond Funds - 1.9%
Fidelity Series Inflation-Protected Bond Index Fund	19,969,335	224,854,710
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund	175,532,858	2,051,979,109
TOTAL BOND FUNDS (Cost $3,293,428,983)		3,342,715,803
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,000,384,109)	11,654,912,221
NET OTHER ASSETS (LIABILITIES) - 0.0%	(173)
NET ASSETS - 100%	$ 11,654,912,048
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $11,000,384,109) - See accompanying schedule		$ 11,654,912,221
Receivable for investments sold		23,275,679
Receivable for fund shares sold		20,398,185
Other receivables		58,681
Total assets		11,698,644,766

Liabilities
Payable for investments purchased	$ 242
Payable for fund shares redeemed	43,673,790
Other payables and accrued expenses	58,686
Total liabilities		43,732,718

Net Assets		$ 11,654,912,048
Net Assets consist of:
Paid in capital		$ 11,751,754,969
Undistributed net investment income		27,402,635
Accumulated undistributed net realized gain (loss) on investments		(778,773,668)
Net unrealized appreciation (depreciation) on investments		654,528,112
Net Assets, for 828,521,140 shares outstanding		$ 11,654,912,048
Net Asset Value, offering price and redemption price per share ($11,654,912,048 ÷ 828,521,140 shares)		$ 14.07

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 222,844,895
Interest		21
Total income		222,844,916

Expenses
Independent trustees' compensation	$ 45,895
Total expenses before reductions	45,895
Expense reductions	(45,895)	-
Net investment income (loss)		222,844,916
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	919,676,301
Capital gain distributions from underlying funds	399,471,035
Total net realized gain (loss)		1,319,147,336
Change in net unrealized appreciation (depreciation) on underlying funds		(1,564,861,118)
Net gain (loss)		(245,713,782)
Net increase (decrease) in net assets resulting from operations		$ (22,868,866)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 222,844,916	$ 230,242,763
Net realized gain (loss)	1,319,147,336	(242,050,702)
Change in net unrealized appreciation (depreciation)	(1,564,861,118)	1,950,741,542
Net increase (decrease) in net assets resulting from operations	(22,868,866)	1,938,933,603
Distributions to shareholders from net investment income	(223,391,088)	(235,186,693)
Distributions to shareholders from net realized gain	(211,206,217)	(135,098,225)
Total distributions	(434,597,305)	(370,284,918)
Share transactions Proceeds from sales of shares	3,079,728,395	3,918,719,285
Reinvestment of distributions	431,982,453	368,866,050
Cost of shares redeemed	(6,144,385,509)	(5,706,608,924)
Net increase (decrease) in net assets resulting from share transactions	(2,632,674,661)	(1,419,023,589)
Total increase (decrease) in net assets	(3,090,140,832)	149,625,096

Net Assets
Beginning of period	14,745,052,880	14,595,427,784
End of period (including undistributed net investment income of $27,402,635 and undistributed net investment income of $28,091,722, respectively)	$ 11,654,912,048	$ 14,745,052,880
Other Information Shares
Sold	224,798,338	297,230,167
Issued in reinvestment of distributions	33,126,599	27,686,969
Redeemed	(453,556,083)	(435,039,964)
Net increase (decrease)	(195,631,146)	(110,122,828)

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.40	$ 12.87	$ 8.97	$ 15.02	$ 16.36
Income from Investment Operations
Net investment income (loss) B	.24	.21	.23	.27	.28
Net realized and unrealized gain (loss)	(.07)	1.67	4.02	(5.46)	(.63)
Total from investment operations	.17	1.88	4.25	(5.19)	(.35)
Distributions from net investment income	(.26)	(.22)	(.24)	(.27)	(.27)
Distributions from net realized gain	(.24)	(.13)	(.11)	(.59)	(.72)
Total distributions	(.50)	(.35)	(.35) F	(.86)	(.99)
Net asset value, end of period	$ 14.07	$ 14.40	$ 12.87	$ 8.97	$ 15.02
Total Return A	1.48%	14.81%	47.57%	(36.25)%	(2.65)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75%	1.62%	2.01%	2.29%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,654,912	$ 14,745,053	$ 14,595,428	$ 9,685,340	$ 13,446,741
Portfolio turnover rate	26%	44%	29%	23%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.35 per share is comprised of distributions from net investment income of $.240 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.9	8.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.7	3.3
Fidelity Disciplined Equity Fund	7.4	8.7
Fidelity Growth Company Fund	8.3	8.2
Fidelity Series 100 Index Fund	6.3	6.4
Fidelity Series All-Sector Equity Fund	10.9	11.1
Fidelity Series Large Cap Value Fund	10.0	9.8
Fidelity Series Real Estate Equity Fund	0.6	0.0
Fidelity Series Small Cap Opportunities Fund	2.0	1.7
Fidelity Small Cap Growth Fund	1.1	1.0
Fidelity Small Cap Value Fund	1.1	1.0
	51.4	51.2
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.9
Fidelity Overseas Fund	0.0	0.8
Fidelity Series International Growth Fund	7.7	6.8
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	7.5	6.4
	16.8	16.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.0
Fidelity Series High Income Fund	6.9	7.5
Fidelity Series Real Estate Income Fund	0.2	0.0
	8.4	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	9.6	9.8
Fidelity Strategic Real Return Fund	0.0	1.9
	9.6	11.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.9%
Domestic Equity Funds	51.4%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.4%
Investment Grade Bond Funds	9.6%

Six months ago
Commodity Funds	8.3%
Domestic Equity Funds	51.2%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	11.7%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	50.9%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2035 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund	57,869,563	$ 521,983,461
Domestic Equity Funds - 51.4%
Fidelity Blue Chip Growth Fund	4,306,821	216,977,653
Fidelity Disciplined Equity Fund	17,959,317	435,333,848
Fidelity Growth Company Fund	4,966,831	486,799,122
Fidelity Series 100 Index Fund	37,003,200	368,181,844
Fidelity Series All-Sector Equity Fund	49,865,295	638,275,774
Fidelity Series Large Cap Value Fund	51,775,248	585,578,060
Fidelity Series Real Estate Equity Fund	2,882,010	34,036,535
Fidelity Series Small Cap Opportunities Fund	9,745,178	113,531,321
Fidelity Small Cap Growth Fund	3,876,887	64,937,855
Fidelity Small Cap Value Fund	4,141,368	64,812,412
TOTAL DOMESTIC EQUITY FUNDS		3,008,464,424
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,327,098,157)		3,530,447,885
International Equity Funds - 21.7%

Developed International Equity Funds - 16.8%
Fidelity Series International Growth Fund	39,449,547	450,908,325
Fidelity Series International Small Cap Fund	7,536,097	90,433,160
Fidelity Series International Value Fund	50,272,805	440,892,496
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		982,233,981

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	17,649,191	$ 291,035,167
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,262,353,203)		1,273,269,148
Bond Funds - 18.0%

High Yield Bond Funds - 8.4%
Fidelity Series Emerging Markets Debt Fund	4,260,451	44,266,086
Fidelity Series Floating Rate High Income Fund	2,766,633	28,745,320
Fidelity Series High Income Fund	40,915,206	405,060,542
Fidelity Series Real Estate Income Fund	1,353,610	14,537,769
TOTAL HIGH YIELD BOND FUNDS		492,609,717
Investment Grade Bond Funds - 9.6%
Fidelity Series Investment Grade Bond Fund	47,995,340	561,065,525
TOTAL BOND FUNDS (Cost $1,039,162,822)		1,053,675,242
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,628,614,182)	5,857,392,275
NET OTHER ASSETS (LIABILITIES) - 0.0%	(36)
NET ASSETS - 100%	$ 5,857,392,239
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $5,628,614,182) - See accompanying schedule		$ 5,857,392,275
Receivable for investments sold		7,311,381
Receivable for fund shares sold		14,101,951
Total assets		5,878,805,607

Liabilities
Payable for investments purchased	$ 4,974
Payable for fund shares redeemed	21,408,394
Total liabilities		21,413,368

Net Assets		$ 5,857,392,239
Net Assets consist of:
Paid in capital		$ 5,711,078,036
Undistributed net investment income		9,753,742
Accumulated undistributed net realized gain (loss) on investments		(92,217,632)
Net unrealized appreciation (depreciation) on investments		228,778,093
Net Assets, for 501,470,299 shares outstanding		$ 5,857,392,239
Net Asset Value, offering price and redemption price per share ($5,857,392,239 ÷ 501,470,299 shares)		$ 11.68

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 96,072,402

Expenses
Independent trustees' compensation	$ 21,950
Total expenses before reductions	21,950
Expense reductions	(21,950)	-
Net investment income (loss)		96,072,402
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(175,244,750)
Capital gain distributions from underlying funds	207,573,308
Total net realized gain (loss)		32,328,558
Change in net unrealized appreciation (depreciation) on underlying funds		(179,779,375)
Net gain (loss)		(147,450,817)
Net increase (decrease) in net assets resulting from operations		$ (51,378,415)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 96,072,402	$ 92,844,660
Net realized gain (loss)	32,328,558	220,461,638
Change in net unrealized appreciation (depreciation)	(179,779,375)	608,997,870
Net increase (decrease) in net assets resulting from operations	(51,378,415)	922,304,168
Distributions to shareholders from net investment income	(95,667,245)	(95,007,185)
Distributions to shareholders from net realized gain	(108,498,683)	(54,001,681)
Total distributions	(204,165,928)	(149,008,866)
Share transactions Proceeds from sales of shares	1,977,975,085	2,214,999,798
Reinvestment of distributions	203,895,877	148,849,394
Cost of shares redeemed	(2,978,199,641)	(2,309,882,198)
Net increase (decrease) in net assets resulting from share transactions	(796,328,679)	53,966,994
Total increase (decrease) in net assets	(1,051,873,022)	827,262,296

Net Assets
Beginning of period	6,909,265,261	6,082,002,965
End of period (including undistributed net investment income of $9,753,742 and undistributed net investment income of $9,890,398, respectively)	$ 5,857,392,239	$ 6,909,265,261
Other Information Shares
Sold	174,487,156	203,159,612
Issued in reinvestment of distributions	18,994,591	13,424,060
Redeemed	(266,004,062)	(213,129,001)
Net increase (decrease)	(72,522,315)	3,454,671

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 10.66	$ 7.36	$ 12.41	$ 13.48
Income from Investment Operations
Net investment income (loss) B	.18	.16	.18	.22	.23
Net realized and unrealized gain (loss)	(.14)	1.48	3.40	(4.63)	(.57)
Total from investment operations	.04	1.64	3.58	(4.41)	(.34)
Distributions from net investment income	(.19)	(.17)	(.18)	(.20)	(.21)
Distributions from net realized gain	(.21)	(.10)	(.10)	(.44)	(.52)
Total distributions	(.40)	(.26) G	(.28) F	(.64)	(.73)
Net asset value, end of period	$ 11.68	$ 12.04	$ 10.66	$ 7.36	$ 12.41
Total Return A	.63%	15.63%	48.79%	(37.11)%	(3.00)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.57%	1.49%	1.91%	2.24%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,857,392	$ 6,909,265	$ 6,082,003	$ 3,576,031	$ 3,914,977
Portfolio turnover rate	30%	47%	25%	20%	28%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.095 per share.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.9	8.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.8	3.3
Fidelity Disciplined Equity Fund	7.5	8.8
Fidelity Growth Company Fund	8.4	8.3
Fidelity Series 100 Index Fund	6.4	6.4
Fidelity Series All-Sector Equity Fund	11.0	11.2
Fidelity Series Large Cap Value Fund	10.1	9.9
Fidelity Series Real Estate Equity Fund	0.6	0.0
Fidelity Series Small Cap Opportunities Fund	2.0	1.7
Fidelity Small Cap Growth Fund	1.1	1.0
Fidelity Small Cap Value Fund	1.1	1.0
	52.0	51.6
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.9
Fidelity Overseas Fund	0.0	0.9
Fidelity Series International Growth Fund	7.8	6.8
Fidelity Series International Small Cap Fund	1.5	1.5
Fidelity Series International Value Fund	7.6	6.5
	16.9	16.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.7
Fidelity Series Floating Rate High Income Fund	0.4	0.0
Fidelity Series High Income Fund	7.3	8.4
Fidelity Series Real Estate Income Fund	0.2	0.0
	8.7	9.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.5	8.2
Fidelity Strategic Real Return Fund	0.0	1.7
	8.5	9.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.9%
Domestic Equity Funds	52.0%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.7%
Investment Grade Bond Funds	8.5%

Six months ago
Commodity Funds	8.6%
Domestic Equity Funds	51.6%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.1%
Investment Grade Bond Funds	9.9%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.5%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	9.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund	71,839,728	$ 647,994,349
Domestic Equity Funds - 52.0%
Fidelity Blue Chip Growth Fund	5,534,230	278,814,526
Fidelity Disciplined Equity Fund	22,564,812	546,971,048
Fidelity Growth Company Fund	6,238,472	611,432,665
Fidelity Series 100 Index Fund	46,618,607	463,855,138
Fidelity Series All-Sector Equity Fund	62,825,728	804,169,324
Fidelity Series Large Cap Value Fund	65,188,155	737,278,032
Fidelity Series Real Estate Equity Fund	3,629,857	42,868,615
Fidelity Series Small Cap Opportunities Fund	12,268,557	142,928,693
Fidelity Small Cap Growth Fund	4,878,247	81,710,638
Fidelity Small Cap Value Fund	5,215,684	81,625,462
TOTAL DOMESTIC EQUITY FUNDS		3,791,654,141
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,098,220,517)		4,439,648,490
International Equity Funds - 21.9%

Developed International Equity Funds - 16.9%
Fidelity Series International Growth Fund	49,388,051	564,505,419
Fidelity Series International Small Cap Fund	9,329,013	111,948,154
Fidelity Series International Value Fund	62,980,479	552,338,801
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,228,792,374

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund	22,150,164	$ 365,256,207
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,587,116,313)		1,594,048,581
Bond Funds - 17.2%

High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund	5,562,016	57,789,348
Fidelity Series Floating Rate High Income Fund	3,053,385	31,724,672
Fidelity Series High Income Fund	53,433,116	528,987,846
Fidelity Series Real Estate Income Fund	1,487,676	15,977,635
TOTAL HIGH YIELD BOND FUNDS		634,479,501
Investment Grade Bond Funds - 8.5%
Fidelity Series Investment Grade Bond Fund	53,454,984	624,888,759
TOTAL BOND FUNDS (Cost $1,250,680,420)		1,259,368,260
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,936,017,250)	7,293,065,331
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21)
NET ASSETS - 100%	$ 7,293,065,310
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $6,936,017,250) - See accompanying schedule		$ 7,293,065,331
Receivable for investments sold		15,049,424
Receivable for fund shares sold		14,680,834
Total assets		7,322,795,589

Liabilities
Payable for investments purchased	$ 9,260
Payable for fund shares redeemed	29,721,019
Total liabilities		29,730,279

Net Assets		$ 7,293,065,310
Net Assets consist of:
Paid in capital		$ 7,249,421,961
Undistributed net investment income		11,546,721
Accumulated undistributed net realized gain (loss) on investments		(324,951,453)
Net unrealized appreciation (depreciation) on investments		357,048,081
Net Assets, for 894,781,908 shares outstanding		$ 7,293,065,310
Net Asset Value, offering price and redemption price per share ($7,293,065,310 ÷ 894,781,908 shares)		$ 8.15

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 120,982,907
Interest		14
Total income		120,982,921

Expenses
Independent trustees' compensation	$ 28,035
Total expenses before reductions	28,035
Expense reductions	(28,035)	-
Net investment income (loss)		120,982,921
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	568,742,238
Capital gain distributions from underlying funds	264,446,410
Total net realized gain (loss)		833,188,648
Change in net unrealized appreciation (depreciation) on underlying funds		(1,049,271,891)
Net gain (loss)		(216,083,243)
Net increase (decrease) in net assets resulting from operations		$ (95,100,322)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 120,982,921	$ 129,674,774
Net realized gain (loss)	833,188,648	(165,116,496)
Change in net unrealized appreciation (depreciation)	(1,049,271,891)	1,289,117,362
Net increase (decrease) in net assets resulting from operations	(95,100,322)	1,253,675,640
Distributions to shareholders from net investment income	(122,139,578)	(132,161,283)
Distributions to shareholders from net realized gain	(138,786,891)	(78,813,054)
Total distributions	(260,926,469)	(210,974,337)
Share transactions Proceeds from sales of shares	2,209,757,962	2,722,284,469
Reinvestment of distributions	259,278,646	210,095,122
Cost of shares redeemed	(3,893,308,072)	(3,524,227,863)
Net increase (decrease) in net assets resulting from share transactions	(1,424,271,464)	(591,848,272)
Total increase (decrease) in net assets	(1,780,298,255)	450,853,031

Net Assets
Beginning of period	9,073,363,565	8,622,510,534
End of period (including undistributed net investment income of $11,546,721 and undistributed net investment income of $14,074,596, respectively)	$ 7,293,065,310	$ 9,073,363,565
Other Information Shares
Sold	279,471,713	357,969,866
Issued in reinvestment of distributions	34,637,769	27,177,456
Redeemed	(497,604,670)	(464,241,368)
Net increase (decrease)	(183,495,188)	(79,094,046)

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 7.45	$ 5.10	$ 8.79	$ 9.68
Income from Investment Operations
Net investment income (loss) B	.12	.12	.13	.15	.16
Net realized and unrealized gain (loss)	(.10)	1.03	2.42	(3.35)	(.42)
Total from investment operations	.02	1.15	2.55	(3.20)	(.26)
Distributions from net investment income	(.13)	(.12)	(.13)	(.15)	(.15)
Distributions from net realized gain	(.15)	(.07)	(.07)	(.34)	(.48)
Total distributions	(.28)	(.19)	(.20) F	(.49)	(.63)
Net asset value, end of period	$ 8.15	$ 8.41	$ 7.45	$ 5.10	$ 8.79
Total Return A	.58%	15.66%	50.14%	(38.20)%	(3.29)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	1.52%	1.94%	2.22%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,293,065	$ 9,073,364	$ 8,622,511	$ 5,336,303	$ 7,010,562
Portfolio turnover rate	27%	46%	27%	17%	37%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.070 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.2	8.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.9	3.4
Fidelity Disciplined Equity Fund	7.7	9.0
Fidelity Growth Company Fund	8.6	8.5
Fidelity Series 100 Index Fund	6.5	6.6
Fidelity Series All-Sector Equity Fund	11.2	11.5
Fidelity Series Large Cap Value Fund	10.3	10.2
Fidelity Series Real Estate Equity Fund	0.6	0.0
Fidelity Series Small Cap Opportunities Fund	2.0	1.7
Fidelity Small Cap Growth Fund	1.1	1.0
Fidelity Small Cap Value Fund	1.1	1.0
	53.0	52.9
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.9
Fidelity Overseas Fund	0.0	0.8
Fidelity Series International Growth Fund	8.0	7.0
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.9	6.7
	17.5	17.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.2	4.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.9
Fidelity Series Floating Rate High Income Fund	0.2	0.0
Fidelity Series High Income Fund	9.2	9.8
Fidelity Series Real Estate Income Fund	0.1	0.0
	10.3	10.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	4.8	5.3
Fidelity Strategic Real Return Fund	0.0	0.9
	4.8	6.2
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	53.0%
Developed International Equity Funds	17.5%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	4.8%

Six months ago
Commodity Funds	8.8%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	6.2%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	5.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2045 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund	24,931,800	$ 224,884,834
Domestic Equity Funds - 53.0%
Fidelity Blue Chip Growth Fund	1,887,564	95,095,457
Fidelity Disciplined Equity Fund	7,714,770	187,006,036
Fidelity Growth Company Fund	2,129,353	208,697,863
Fidelity Series 100 Index Fund	15,795,774	157,167,956
Fidelity Series All-Sector Equity Fund	21,300,198	272,642,532
Fidelity Series Large Cap Value Fund	22,123,556	250,217,423
Fidelity Series Real Estate Equity Fund	1,208,247	14,269,397
Fidelity Series Small Cap Opportunities Fund	4,165,759	48,531,088
Fidelity Small Cap Growth Fund	1,656,489	27,746,195
Fidelity Small Cap Value Fund	1,769,175	27,687,585
TOTAL DOMESTIC EQUITY FUNDS		1,289,061,532
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,246,238,713)		1,513,946,366
International Equity Funds - 22.7%

Developed International Equity Funds - 17.5%
Fidelity Series International Growth Fund	17,019,473	194,532,575
Fidelity Series International Small Cap Fund	3,282,834	39,394,012
Fidelity Series International Value Fund	21,916,647	192,208,993
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		426,135,580

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund	7,630,053	$ 125,819,580
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $530,990,261)		551,955,160
Bond Funds - 15.1%

High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund	1,915,937	19,906,581
Fidelity Series Floating Rate High Income Fund	549,122	5,705,376
Fidelity Series High Income Fund	22,453,669	222,291,320
Fidelity Series Real Estate Income Fund	270,615	2,906,401
TOTAL HIGH YIELD BOND FUNDS		250,809,678
Investment Grade Bond Funds - 4.8%
Fidelity Series Investment Grade Bond Fund	9,932,966	116,116,373
TOTAL BOND FUNDS (Cost $362,734,494)		366,926,051
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,139,963,468)	2,432,827,577
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10)
NET ASSETS - 100%	$ 2,432,827,567
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $2,139,963,468) - See accompanying schedule		$ 2,432,827,577
Receivable for investments sold		3,819,951
Receivable for fund shares sold		8,913,195
Total assets		2,445,560,723

Liabilities
Payable for investments purchased	$ 349
Payable for fund shares redeemed	12,732,807
Total liabilities		12,733,156

Net Assets		$ 2,432,827,567
Net Assets consist of:
Paid in capital		$ 2,166,571,533
Undistributed net investment income		3,910,486
Accumulated undistributed net realized gain (loss) on investments		(30,518,561)
Net unrealized appreciation (depreciation) on investments		292,864,109
Net Assets, for 252,076,370 shares outstanding		$ 2,432,827,567
Net Asset Value, offering price and redemption price per share ($2,432,827,567 ÷ 252,076,370 shares)		$ 9.65

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 38,215,967

Expenses
Independent trustees' compensation	$ 8,641
Total expenses before reductions	8,641
Expense reductions	(8,641)	-
Net investment income (loss)		38,215,967
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(340,899)
Capital gain distributions from underlying funds	84,109,670
Total net realized gain (loss)		83,768,771
Change in net unrealized appreciation (depreciation) on underlying funds		(143,372,598)
Net gain (loss)		(59,603,827)
Net increase (decrease) in net assets resulting from operations		$ (21,387,860)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,215,967	$ 34,940,099
Net realized gain (loss)	83,768,771	51,339,904
Change in net unrealized appreciation (depreciation)	(143,372,598)	271,040,620
Net increase (decrease) in net assets resulting from operations	(21,387,860)	357,320,623
Distributions to shareholders from net investment income	(37,996,762)	(34,780,994)
Distributions to shareholders from net realized gain	(43,334,145)	(19,789,163)
Total distributions	(81,330,907)	(54,570,157)
Share transactions Proceeds from sales of shares	1,129,907,629	1,151,849,826
Reinvestment of distributions	81,272,235	54,543,239
Cost of shares redeemed	(1,336,056,773)	(919,863,496)
Net increase (decrease) in net assets resulting from share transactions	(124,876,909)	286,529,569
Total increase (decrease) in net assets	(227,595,676)	589,280,035

Net Assets
Beginning of period	2,660,423,243	2,071,143,208
End of period (including undistributed net investment income of $3,910,486 and undistributed net investment income of $3,895,884, respectively)	$ 2,432,827,567	$ 2,660,423,243
Other Information Shares
Sold	120,995,689	127,776,448
Issued in reinvestment of distributions	9,201,517	5,941,159
Redeemed	(144,738,699)	(102,201,250)
Net increase (decrease)	(14,541,493)	31,516,357

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 8.81	$ 5.99	$ 10.24	$ 10.96
Income from Investment Operations
Net investment income (loss) B	.15	.14	.16	.18	.18
Net realized and unrealized gain (loss)	(.15)	1.25	2.88	(4.00)	(.49)
Total from investment operations	-	1.39	3.04	(3.82)	(.31)
Distributions from net investment income	(.15)	(.14)	(.15)	(.15)	(.13)
Distributions from net realized gain	(.17)	(.08)	(.07)	(.28)	(.28)
Total distributions	(.33) G	(.22)	(.22) F	(.43)	(.41)
Net asset value, end of period	$ 9.65	$ 9.98	$ 8.81	$ 5.99	$ 10.24
Total Return A	.29%	15.99%	50.86%	(38.60)%	(3.19)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.57%	1.55%	1.97%	2.29%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,432,828	$ 2,660,423	$ 2,071,143	$ 946,939	$ 656,210
Portfolio turnover rate	40%	50%	24%	17%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.070 per share.

G Total distributions of $.33 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.174 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.5	9.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	4.0	3.6
Fidelity Disciplined Equity Fund	7.9	9.5
Fidelity Growth Company Fund	8.8	8.9
Fidelity Series 100 Index Fund	6.7	6.9
Fidelity Series All-Sector Equity Fund	11.5	12.1
Fidelity Series Large Cap Value Fund	10.6	10.7
Fidelity Series Real Estate Equity Fund	0.6	0.0
Fidelity Series Small Cap Opportunities Fund	2.1	1.8
Fidelity Small Cap Growth Fund	1.2	1.1
Fidelity Small Cap Value Fund	1.2	1.0
	54.6	55.6
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	1.0
Fidelity Overseas Fund	0.0	0.9
Fidelity Series International Growth Fund	8.2	7.4
Fidelity Series International Small Cap Fund	1.7	1.6
Fidelity Series International Value Fund	8.1	7.0
	18.0	17.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.3	4.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.9
Fidelity Series Floating Rate High Income Fund	0.1	0.0
Fidelity Series High Income Fund	9.2	9.8
Fidelity Series Real Estate Income Fund	0.0*	0.0
	10.1	10.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	2.5	1.5
Fidelity Strategic Real Return Fund	0.0	0.1
	2.5	1.6
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.5%
Domestic Equity Funds	54.6%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	2.5%

Six months ago
Commodity Funds	9.6%
Domestic Equity Funds	55.6%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	1.6%

Expected
Commodity Funds	9.5%
Domestic Equity Funds	53.9%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	3.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2050 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund	21,788,843	$ 196,535,363
Domestic Equity Funds - 54.6%
Fidelity Blue Chip Growth Fund	1,648,496	83,051,204
Fidelity Disciplined Equity Fund	6,734,375	163,241,262
Fidelity Growth Company Fund	1,864,262	182,716,358
Fidelity Series 100 Index Fund	13,816,408	137,473,261
Fidelity Series All-Sector Equity Fund	18,641,853	238,615,711
Fidelity Series Large Cap Value Fund	19,335,529	218,684,837
Fidelity Series Real Estate Equity Fund	1,040,834	12,292,244
Fidelity Series Small Cap Opportunities Fund	3,640,826	42,415,619
Fidelity Small Cap Growth Fund	1,445,468	24,211,592
Fidelity Small Cap Value Fund	1,546,904	24,209,055
TOTAL DOMESTIC EQUITY FUNDS		1,126,911,143
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,111,830,180)		1,323,446,506
International Equity Funds - 23.3%

Developed International Equity Funds - 18.0%
Fidelity Series International Growth Fund	14,860,982	169,861,025
Fidelity Series International Small Cap Fund	2,864,721	34,376,649
Fidelity Series International Value Fund	19,142,136	167,876,535
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		372,114,209

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund	6,660,807	$ 109,836,702
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $464,148,049)		481,950,911
Bond Funds - 12.6%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	1,652,202	17,166,383
Fidelity Series Floating Rate High Income Fund	173,786	1,805,638
Fidelity Series High Income Fund	19,068,553	188,778,677
Fidelity Series Real Estate Income Fund	86,126	924,990
TOTAL HIGH YIELD BOND FUNDS		208,675,688
Investment Grade Bond Funds - 2.5%
Fidelity Series Investment Grade Bond Fund	4,468,107	52,232,176
TOTAL BOND FUNDS (Cost $261,609,104)		260,907,864
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,837,587,333)	2,066,305,281
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100%	$ 2,066,305,275
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $1,837,587,333) - See accompanying schedule		$ 2,066,305,281
Receivable for investments sold		4,783,317
Receivable for fund shares sold		8,630,140
Total assets		2,079,718,738

Liabilities
Payable for investments purchased	$ 8
Payable for fund shares redeemed	13,413,455
Total liabilities		13,413,463

Net Assets		$ 2,066,305,275
Net Assets consist of:
Paid in capital		$ 1,900,078,746
Undistributed net investment income		2,865,027
Accumulated undistributed net realized gain (loss) on investments		(65,356,446)
Net unrealized appreciation (depreciation) on investments		228,717,948
Net Assets, for 217,218,153 shares outstanding		$ 2,066,305,275
Net Asset Value, offering price and redemption price per share ($2,066,305,275 ÷ 217,218,153 shares)		$ 9.51

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 29,999,810

Expenses
Independent trustees' compensation	$ 7,134
Total expenses before reductions	7,134
Expense reductions	(7,134)	-
Net investment income (loss)		29,999,810
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,199,880)
Capital gain distributions from underlying funds	72,696,096
Total net realized gain (loss)		65,496,216
Change in net unrealized appreciation (depreciation) on underlying funds		(118,193,738)
Net gain (loss)		(52,697,522)
Net increase (decrease) in net assets resulting from operations		$ (22,697,712)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,999,810	$ 26,755,611
Net realized gain (loss)	65,496,216	23,729,607
Change in net unrealized appreciation (depreciation)	(118,193,738)	242,695,465
Net increase (decrease) in net assets resulting from operations	(22,697,712)	293,180,683
Distributions to shareholders from net investment income	(29,642,403)	(26,915,933)
Distributions to shareholders from net realized gain	(37,922,950)	(15,184,852)
Total distributions	(67,565,353)	(42,100,785)
Share transactions Proceeds from sales of shares	1,070,131,795	1,047,228,772
Reinvestment of distributions	67,201,744	41,937,704
Cost of shares redeemed	(1,146,994,203)	(839,313,165)
Net increase (decrease) in net assets resulting from share transactions	(9,660,664)	249,853,311
Total increase (decrease) in net assets	(99,923,729)	500,933,209

Net Assets
Beginning of period	2,166,229,004	1,665,295,795
End of period (including undistributed net investment income of $2,865,027 and undistributed net investment income of $2,782,849, respectively)	$ 2,066,305,275	$ 2,166,229,004
Other Information Shares
Sold	116,303,992	117,681,524
Issued in reinvestment of distributions	7,744,377	4,638,261
Redeemed	(126,179,123)	(94,614,745)
Net increase (decrease)	(2,130,754)	27,705,040

Financial Highlights

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 8.69	$ 5.84	$ 10.26	$ 10.98
Income from Investment Operations
Net investment income (loss) B	.14	.13	.14	.17	.18
Net realized and unrealized gain (loss)	(.19)	1.27	2.92	(4.15)	(.53)
Total from investment operations	(.05)	1.40	3.06	(3.98)	(.35)
Distributions from net investment income	(.14)	(.13)	(.13)	(.15)	(.12)
Distributions from net realized gain	(.18)	(.08)	(.08)	(.29)	(.25)
Total distributions	(.32)	(.21)	(.21) F	(.44)	(.37)
Net asset value, end of period	$ 9.51	$ 9.88	$ 8.69	$ 5.84	$ 10.26
Total Return A	(.17)%	16.29%	52.51%	(40.19)%	(3.53)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.47%	1.85%	2.13%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,066,305	$ 2,166,229	$ 1,665,296	$ 767,949	$ 624,662
Portfolio turnover rate	41%	51%	23%	20%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2055 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.8	9.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	4.2	3.6
Fidelity Disciplined Equity Fund	8.3	9.7
Fidelity Growth Company Fund	9.1	9.1
Fidelity Series 100 Index Fund	6.8	7.1
Fidelity Series All-Sector Equity Fund	11.9	12.3
Fidelity Series Large Cap Value Fund	11.0	11.0
Fidelity Series Real Estate Equity Fund	0.5	0.0
Fidelity Series Small Cap Opportunities Fund	2.1	1.8
Fidelity Small Cap Growth Fund	1.2	1.1
Fidelity Small Cap Value Fund	1.2	1.1
	56.3	56.8
Developed International Equity Funds
Fidelity Diversified International Fund	0.0	0.9
Fidelity Overseas Fund	0.0	0.9
Fidelity Series International Growth Fund	8.5	7.6
Fidelity Series International Small Cap Fund	1.7	1.7
Fidelity Series International Value Fund	8.3	6.9
	18.5	18.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.4	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	1.0
Fidelity Series Floating Rate High Income Fund	0.0*	0.0
Fidelity Series High Income Fund	9.0	9.7
Fidelity Series Real Estate Income Fund	0.0*	0.0
	9.5	10.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.5	0.1
Fidelity Strategic Real Return Fund	0.0	0.0*
	0.5	0.1
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.8%
Domestic Equity Funds	56.3%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	5.4%
High Yield Bond Funds	9.5%
Investment Grade Bond Funds	0.5%

Six months ago
Commodity Funds	9.7%
Domestic Equity Funds	56.8%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	0.1%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2055 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund	226,825	$ 2,045,962
Domestic Equity Funds - 56.3%
Fidelity Blue Chip Growth Fund	17,218	867,445
Fidelity Disciplined Equity Fund	72,091	1,747,483
Fidelity Growth Company Fund	19,515	1,912,689
Fidelity Series 100 Index Fund	143,972	1,432,520
Fidelity Series All-Sector Equity Fund	195,337	2,500,316
Fidelity Series Large Cap Value Fund	203,838	2,305,410
Fidelity Series Real Estate Equity Fund	7,804	92,162
Fidelity Series Small Cap Opportunities Fund	38,212	445,166
Fidelity Small Cap Growth Fund	15,125	253,346
Fidelity Small Cap Value Fund	16,142	252,620
TOTAL DOMESTIC EQUITY FUNDS		11,809,157
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,515,275)		13,855,119
International Equity Funds - 23.9%

Developed International Equity Funds - 18.5%
Fidelity Series International Growth Fund	155,337	1,775,504
Fidelity Series International Small Cap Fund	29,824	357,888
Fidelity Series International Value Fund	199,788	1,752,140
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		3,885,532

	Shares	Value
Emerging Markets Equity Funds - 5.4%
Fidelity Series Emerging Markets Fund	68,725	$ 1,133,269
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,985,864)		5,018,801
Bond Funds - 10.0%

High Yield Bond Funds - 9.5%
Fidelity Series Emerging Markets Debt Fund	10,035	104,260
Fidelity Series Floating Rate High Income Fund	73	756
Fidelity Series High Income Fund	191,720	1,898,030
Fidelity Series Real Estate Income Fund	30	326
TOTAL HIGH YIELD BOND FUNDS		2,003,372
Investment Grade Bond Funds - 0.5%
Fidelity Series Investment Grade Bond Fund	8,642	101,023
TOTAL BOND FUNDS (Cost $2,085,651)		2,104,395
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,586,790)	20,978,315
NET OTHER ASSETS (LIABILITIES) - 0.0%	15
NET ASSETS - 100%	$ 20,978,330
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $20,586,790) - See accompanying schedule		$ 20,978,315
Receivable for investments sold		15
Receivable for fund shares sold		1,116,900
Total assets		22,095,230

Liabilities
Payable for investments purchased	$ 657,636
Payable for fund shares redeemed	459,264
Total liabilities		1,116,900

Net Assets		$ 20,978,330
Net Assets consist of:
Paid in capital		$ 20,441,840
Undistributed net investment income		20,401
Accumulated undistributed net realized gain (loss) on investments		124,564
Net unrealized appreciation (depreciation) on investments		391,525
Net Assets, for 2,146,781 shares outstanding		$ 20,978,330
Net Asset Value, offering price and redemption price per share ($20,978,330 ÷ 2,146,781 shares)		$ 9.77

Statement of Operations

	For the period June 1, 2011 (commencement of operations) to March 31, 2012

Investment Income
Income distributions from underlying funds		$ 132,053
Interest		15
Total income		132,068

Expenses
Independent trustees' compensation	$ 22
Total expenses before reductions	22
Expense reductions	(22)	-
Net investment income (loss)		132,068
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(47,213)
Capital gain distributions from underlying funds	305,332
Total net realized gain (loss)		258,119
Change in net unrealized appreciation (depreciation) on underlying funds		391,525
Net gain (loss)		649,644
Net increase (decrease) in net assets resulting from operations		$ 781,712

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 132,068
Net realized gain (loss)	258,119
Change in net unrealized appreciation (depreciation)	391,525
Net increase (decrease) in net assets resulting from operations	781,712
Distributions to shareholders from net investment income	(111,654)
Distributions to shareholders from net realized gain	(133,568)
Total distributions	(245,222)
Share transactions Proceeds from sales of shares	23,292,628
Reinvestment of distributions	245,212
Cost of shares redeemed	(3,096,000)
Net increase (decrease) in net assets resulting from share transactions	20,441,840
Total increase (decrease) in net assets	20,978,330

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $20,401, respectively)	$ 20,978,330
Other Information Shares
Sold	2,441,454
Issued in reinvestment of distributions	28,024
Redeemed	(322,697)
Net increase (decrease)	2,146,781

Financial Highlights

Period ended March 31, 2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss) I	(.12)
Total from investment operations	.01
Distributions from net investment income	(.11)
Distributions from net realized gain	(.13)
Total distributions	(.24)
Net asset value, end of period	$ 9.77
Total Return B,C	.32%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,978
Portfolio turnover rate	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund and Freedom 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Freedom 2055 Fund commenced operations on June 1, 2011. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Freedom Income	$ 2,239,170,119	$ 166,150,971	$ (21,613,928)	$ 144,537,043
Freedom 2000	1,139,886,069	87,465,552	(11,343,382)	76,122,170
Freedom 2005	791,250,477	27,844,198	(21,244,385)	6,599,813
Freedom 2010	6,921,142,660	359,338,579	(220,382,867)	138,955,712
Freedom 2015	6,877,150,490	547,652,541	(169,573,555)	378,078,986
Freedom 2020	14,458,483,767	1,334,510,309	(368,997,721)	965,512,588
Freedom 2025	8,289,595,899	605,616,604	(296,276,064)	309,340,540
Freedom 2030	11,042,873,509	1,004,551,714	(392,513,002)	612,038,712
Freedom 2035	5,654,737,370	442,026,116	(239,371,211)	202,654,905
Freedom 2040	6,965,683,727	630,838,446	(303,456,842)	327,381,604
Freedom 2045	2,155,725,960	345,939,130	(68,837,513)	277,101,617
Freedom 2050	1,853,924,681	278,344,046	(65,963,446)	212,380,600
Freedom 2055	20,594,866	852,658	(469,209)	383,449

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Freedom Income	$ 2,695,239	$ -	$ (30,278,167)	$ 144,537,043
Freedom 2000	3,740,287	-	(29,722,558)	76,122,170
Freedom 2005	2,052,650	-	(41,286,013)	6,559,813
Freedom 2010	18,798,709	-	(378,454,710)	138,955,712
Freedom 2015	18,605,542	-	(298,809,259)	378,078,986
Freedom 2020	39,923,483	-	(802,307,602)	965,512,588
Freedom 2025	19,590,317	-	(120,922,792)	309,340,540
Freedom 2030	27,461,316	-	(736,284,267)	612,038,712
Freedom 2035	9,753,742	-	(47,095,901)	202,654,905
Freedom 2040	11,546,720	-	(295,284,975)	327,381,604
Freedom 2045	3,910,486	-	(11,123,387)	277,101,617
Freedom 2050	2,865,027	-	(44,499,510)	212,380,600
Freedom 2055	20,401	132,640	-	383,449

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Fiscal year of expiration
	2018	2019	Total with expiration
Freedom Income	$ (30,278,167)	$ -	$ (30,278,167)
Freedom 2000	(27,941,249)	(1,781,309)	(29,722,558)
Freedom 2005	(41,286,013)	-	(41,286,013)
Freedom 2010	(378,454,710)	-	(378,454,710)
Freedom 2015	-	(298,809,259)	(298,809,259)
Freedom 2020	-	(802,307,602)	(802,307,602)
Freedom 2025	(70,645,658)	-	(70,645,658)
Freedom 2030	-	(736,284,267)	(736,284,267)
Freedom 2035	(26,359,649)	-	(26,359,649)
Freedom 2040	-	(295,284,975)	(295,284,975)
Freedom 2045	(9,209,509)	(1,913,878)	(11,123,387)
Freedom 2050	(22,829,872)	(21,669,638)	(44,499,510)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Freedom 2025	$ (5,696,723)	$ (44,580,411)	$ (50,277,134)	$ (120,922,792)
Freedom 2035	(5,999,025)	(14,737,227)	(20,736,252)	(47,095,901)

The tax character of distributions paid was as follows:

March 31, 2012
	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 60,187,688	$ -	$ 60,187,688
Freedom 2000	31,789,824	-	31,789,824
Freedom 2005	23,337,378	-	23,337,378
Freedom 2010	249,636,060	-	249,636,060
Freedom 2015	244,233,091	-	244,233,091
Freedom 2020	561,029,455	-	561,029,455
Freedom 2025	305,885,312	-	305,885,312
Freedom 2030	434,597,305	-	434,597,305
Freedom 2035	204,165,928	-	204,165,928
Freedom 2040	260,926,469	-	260,926,469
Freedom 2045	81,330,907	-	81,330,907
Freedom 2050	67,565,353	-	67,565,353
Freedom 2055	232,700	12,522	245,222
March 31, 2011
Ordinary Income
Freedom Income	$ 68,185,680
Freedom 2000	38,816,338
Freedom 2005	24,081,076
Freedom 2010	273,433,730
Freedom 2015	230,343,484
Freedom 2020	538,588,435
Freedom 2025	249,751,743
Freedom 2030	370,284,918
Freedom 2035	149,008,866
Freedom 2040	210,974,337
Freedom 2045	54,570,157
Freedom 2050	42,100,785

Annual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	517,063,868	998,111,809
Freedom 2000	253,542,085	520,514,296
Freedom 2005	248,118,917	369,908,798
Freedom 2010	1,489,362,065	3,932,836,902
Freedom 2015	1,955,552,482	3,372,008,852
Freedom 2020	4,111,064,064	7,998,077,373
Freedom 2025	2,619,916,765	3,790,149,742
Freedom 2030	3,315,888,411	5,758,713,881
Freedom 2035	1,880,939,744	2,576,802,514
Freedom 2040	2,132,949,542	3,431,268,459
Freedom 2045	978,407,629	1,061,794,083
Freedom 2050	855,688,508	829,816,998
Freedom 2055	21,303,547	669,719

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This included taxable redemptions of the Funds' interest in Fidelity Strategic Real Return Fund for cash and securities, including accrued interest, and non-taxable exchanges of those securities for shares of certain Fidelity Series Funds, all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of Fidelity Strategic Real Return Fund in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities, including accrued interest, reallocated	Realized Gain (Loss) on redemption of Fidelity Strategic Real Return Fund
Freedom Income	$ 105,036,941	$ 7,842,715
Freedom 2000	53,100,117	3,708,937
Freedom 2005	32,353,085	(2,585,692)
Freedom 2010	369,761,905	(28,982,951)
Freedom 2015	339,051,666	4,733,032
Freedom 2020	668,724,667	(5,572,468)
Freedom 2025	288,439,648	(21,657,537)
Freedom 2030	394,943,885	(2,161,171)
Freedom 2035	104,525,940	(4,921,359)
Freedom 2040	114,360,809	(1,004,614)
Freedom 2045	19,398,896	2,303,839
Freedom 2050	2,063,399	170,713
Freedom 2055	1,270	(62)

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser
Freedom Income	$ 9,422
Freedom 2000	4,851
Freedom 2005	3,051
Freedom 2010	29,712
Freedom 2015	28,496
Freedom 2020	62,350
Freedom 2025	32,696
Freedom 2030	45,895
Freedom 2035	21,950
Freedom 2040	28,035
Freedom 2045	8,641
Freedom 2050	7,134
Freedom 2055	22

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom 2020
Fidelity Series Emerging Markets Debt Fund	11%
Fidelity Series Floating Rate High Income Fund	15%
Fidelity Series Inflation-Protected Bond Index Fund	16%
Fidelity Series Investment Grade Bond Fund	14%
Fidelity Series Real Estate Equity Fund	11%
Fidelity Series Real Estate Income Fund	14%

Annual Report

6. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	45%
Fidelity Series 100 Index Fund	50%
Fidelity Series All-Sector Equity Fund	51%
Fidelity Series Commodity Strategy Fund	49%
Fidelity Series Emerging Markets Fund	50%
Fidelity Series Emerging Markets Debt Fund	53%
Fidelity Series Floating Rate High Income Fund	54%
Fidelity Series High Income Fund	50%
Fidelity Series Inflation-Protected Bond Index Fund	51%
Fidelity Series International Growth Fund	50%
Fidelity Series International Small Cap Fund	50%
Fidelity Series International Value Fund	50%
Fidelity Series Investment Grade Bond Fund	51%
Fidelity Series Large Cap Value Fund	50%
Fidelity Series Real Estate Equity Fund	53%
Fidelity Series Real Estate Income Fund	54%
Fidelity Series Small Cap Opportunities Fund	49%
Fidelity Short-Term Bond Fund	20%
Fidelity Small Cap Growth Fund	33%
Fidelity Small Cap Value Fund	23%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund and Fidelity Freedom 2055 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund and Fidelity Freedom 2055 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2012, the results of each of their operations for the period then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 15, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Fund's performance. If the interests of a Fidelity Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 432 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund	5/7/2012	5/4/2012	$0.110	$0.000
Fidelity Freedom 2000 Fund	5/7/2012	5/4/2012	$0.040	$0.000
Fidelity Freedom 2005 Fund	5/7/2012	5/4/2012	$0.030	$0.000
Fidelity Freedom 2010 Fund	5/7/2012	5/4/2012	$0.039	$0.000
Fidelity Freedom 2015 Fund	5/14/2012	5/11/2012	$0.032	$0.000
Fidelity Freedom 2020 Fund	5/14/2012	5/11/2012	$0.039	$0.000
Fidelity Freedom 2025 Fund	5/7/2012	5/4/2012	$0.029	$0.000
Fidelity Freedom 2030 Fund	5/7/2012	5/4/2012	$0.035	$0.000
Fidelity Freedom 2035 Fund	5/14/2012	5/11/2012	$0.021	$0.000
Fidelity Freedom 2040 Fund	5/7/2012	5/4/2012	$0.014	$0.000
Fidelity Freedom 2045 Fund	5/14/2012	5/11/2012	$0.017	$0.000
Fidelity Freedom 2050 Fund	5/14/2012	5/11/2012	$0.015	$0.000
Fidelity Freedom 2055 Fund	5/14/2012	5/11/2012	$0.008	$0.042

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom 2055 Fund	$145,162

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund	20.83%
Fidelity Freedom 2000 Fund	20.54%
Fidelity Freedom 2005 Fund	13.72%
Fidelity Freedom 2010 Fund	12.71%
Fidelity Freedom 2015 Fund	12.20%
Fidelity Freedom 2020 Fund	9.31%
Fidelity Freedom 2025 Fund	6.09%
Fidelity Freedom 2030 Fund	3.81%
Fidelity Freedom 2035 Fund	1.44%
Fidelity Freedom 2040 Fund	1.22%
Fidelity Freedom 2045 Fund	0.72%
Fidelity Freedom 2050 Fund	0.21%
Fidelity Freedom 2055 Fund	0.02%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Income Fund
May 2011 June 2011 July 2011 August 2011 September 2011 October 2011 November 2011 December 2011 February 2012 March 2012	4% 6% 6% 6% 6% 6% 6% 6% 0% 0%

Fidelity Freedom 2000 Fund
May 2011 December 2011	1% 6%
Fidelity Freedom 2005 Fund
May 2011 December 2011	1% 10%
Fidelity Freedom 2010 Fund
May 2011 December 2011	1% 11%
Fidelity Freedom 2015 Fund
May 2011 December 2011	1% 12%
Fidelity Freedom 2020 Fund
May 2011 December 2011	1% 12%
Fidelity Freedom 2025 Fund
May 2011 December 2011	1% 14%
Fidelity Freedom 2030 Fund
May 2011 December 2011	1% 14%
Fidelity Freedom 2035 Fund
May 2011 December 2011	2% 17%
Fidelity Freedom 2040 Fund
May 2011 December 2011	7% 17%
Fidelity Freedom 2045 Fund
May 2011 December 2011	1% 17%
Fidelity Freedom 2050 Fund
May 2011 December 2011	1% 18%
Fidelity Freedom 2055 Fund
December 2011	22%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
May 2011 June 2011 July 2011 August 2011 September 2011 October 2011 November 2011 December 2011 February 2012 March 2012	6% 10% 10% 10% 10% 10% 10% 10% 0% 0%

Fidelity Freedom 2000 Fund
May 2011 December 2011	2% 10%
Fidelity Freedom 2005 Fund
May 2011 December 2011	3% 16%
Fidelity Freedom 2010 Fund
May 2011 December 2011	3% 17%
Fidelity Freedom 2015 Fund
May 2011 December 2011	3% 18%
Fidelity Freedom 2020 Fund
May 2011 December 2011	4% 19%
Fidelity Freedom 2025 Fund
May 2011 December 2011	4% 22%
Fidelity Freedom 2030 Fund
May 2011 December 2011	4% 22%
Fidelity Freedom 2035 Fund
May 2011 December 2011	4% 26%
Fidelity Freedom 2040 Fund
May 2011 December 2011	5% 26%
Fidelity Freedom 2045 Fund
May 2011 December 2011	5% 27%
Fidelity Freedom 2050 Fund
May 2011 December 2011	6% 27%
Fidelity Freedom 2055 Fund
December 2011	35%

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FF-UANNPRO-0512
1.814503.107

Fidelity Freedom® Index Funds - Class W

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Annual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Index Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom® Index Income Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index Income Fund - Class W	3.52%	5.24%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index Income Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom Index 2000 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index 2000 Fund - Class W	3.50%	5.37%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2000 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2005 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index 2005 Fund - Class W	3.11%	7.87%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2005 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom Index 2010 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index 2010 Fund - Class W	3.64%	8.90%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2010 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2015 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index 2015 Fund - Class W	3.70%	9.09%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2015 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom Index 2020 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index 2020 Fund - Class W	3.36%	10.10%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2020 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2025 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index 2025 Fund - Class W	3.03%	10.79%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2025 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2030 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index 2030 Fund - Class W	2.70%	11.09%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2030 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2035 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index 2035 Fund - Class W	2.00%	11.48%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2035 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2040 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index 2040 Fund - Class W	1.92%	11.58%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2040 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2045 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index 2045 Fund - Class W	1.74%	11.66%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2045 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2050 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom Index 2050 Fund - Class W	1.39%	11.82%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2050 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2055 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom Index 2055 Fund's - Class W cumulative total return and show you what would have happened if Fidelity Freedom Index 2055 Fund - Class W shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2055 Fund - Class W on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

11,000
10,500
10,000
9,500
9,000
$8,500
2011
'12
Period Ending Values
$10,161 Fidelity Freedom Index 2055 Fund - Class W
$10,910 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rebounded sharply after a summer swoon, as signs of stabilization in the eurozone and better-than-expected U.S. economic and job growth sparked a strong late-period rally that helped several major equity benchmarks notch their biggest first-quarter percentage gains since 1998. Stocks began the 12-month period ending March 31, 2012, on good footing, but the deepening financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade conspired against them throughout the summer and early fall. In October, however, stocks staged a spirited recovery, as investors regained their appetite for riskier assets, supported by improved manufacturing, consumer and employment data. The rally accelerated later in the period and the market broadened beyond high-quality large-cap companies as investor confidence continued to improve. For the full 12 months, the S&P 500® Index rose 8.54%, while the technology-heavy Nasdaq Composite® Index gained 12.31%. Six consecutive months of advances to end the period helped lift the blue-chip-laden Dow Jones Industrial AverageSM 10.18% for the year, and post its best first-quarter point gain in history. Looking abroad, prevailing debt woes curbed results for foreign developed-markets stocks, with the MSCI® EAFE® (Europe, Australasia, Far East) Index falling 5.65%. Meanwhile, U.S. high-yield bonds experienced a similar recovery to domestic equities, finishing the year up 5.63%, as measured by The BofA Merrill LynchSM US High Yield Constrained Index. Periodic flights to safety, especially during the first half of the period, bolstered U.S. investment-grade debt for the 12 months overall, with the Barclays® U.S. Aggregate Bond Index gaining 7.71%.

Comments from Andrew Dierdorf, Co-Portfolio Manager of Fidelity Freedom® Index Funds, and Christopher Sharpe, who became Co-Portfolio Manager on June 21, 2011: For the year, each of the Freedom Index Funds' Class W shares posted a positive absolute return, with the shorter-dated, more-conservative funds - for those shareholders closer to or in retirement - faring the best. In relative terms, all of the Freedom Index Funds' Class W shares underperformed their respective Composite benchmarks, largely due to weak results from out-of-benchmark positions in commodities and emerging-markets equities. The performance for Freedom Index 2055, which commenced operations in June 2011, was positive on an absolute basis, but also fell short of its Composite benchmark. (For specific Fund results, please refer to the performance section of this report.) Stocks were generally out of favor for the majority of the period, but in late December they began an upward trend that lasted through period end. Despite this volatile and challenging investment environment, U.S. equities - as measured by the Dow Jones U.S. Total Stock Market IndexSM - finished the period in positive territory, up 7.28%. Seven of the 10 sectors included in the index delivered positive results, with energy, materials and financials declining. Areas that struggled during the first half of the period - especially consumer discretionary and information technology - rallied strongly in the final months of the second half and performed well for the overall period. Consumer staples fared best. While the Funds' underlying investment in Spartan® Total Market Index Fund Class F rose in line with the Dow Jones index, the Funds' allocation to Fidelity® Series Commodity Strategy Fund Class F, which fell steeply, created a sizable drag on overall performance versus the Dow Jones index. Slower economic growth, especially in developing countries like China, resulted in declining demand for the base metals segment of commodities, which includes aluminum, copper, nickel and zinc. In the Funds' non-U.S. equity asset class, Fidelity® Series Global ex U.S. Index Fund underperformed the MSCI® ACWI® (All Country World Index) ex USA Index, which decreased 7.06%, and the developed-markets benchmark, the MSCI® EAFE®. Sovereign debt issues continued to plague most continental European countries, while emerging markets and Canadian stocks also struggled. Turning to the bond asset class, the Funds' underlying bond investments benefited from an environment where investors favored perceived safety for most of the period and interest rates remained at a historical low. As such, the Funds' investment-grade bond investments were the strongest contributors to each of the Funds' absolute performance, but especially the shorter-dated, more-conservative Funds. On a relative basis, the Funds' bond asset class performed roughly in line with the Barclays® U.S. Aggregate Bond Index, with Spartan® U.S. Bond Index Fund Class F and Fidelity® Series Inflation-Protected Bond Index Fund Class F delivering solid single-digit returns. In the short-term debt asset class, Fidelity Institutional Money Market Portfolio Class F was slightly ahead of the 0.07% gain of the Barclays® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Freedom Index Income Fund	.10%
Actual		$ 1,000.00	$ 1,047.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51
Fidelity Freedom Index 2000 Fund	.09%
Actual		$ 1,000.00	$ 1,049.20	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .46
Fidelity Freedom Index 2005 Fund	.09%
Actual		$ 1,000.00	$ 1,085.90	$ .47
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .46
Fidelity Freedom Index 2010 Fund	.10%
Actual		$ 1,000.00	$ 1,106.90	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51
Fidelity Freedom Index 2015 Fund	.10%
Actual		$ 1,000.00	$ 1,109.40	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51
Fidelity Freedom Index 2020 Fund	.10%
Actual		$ 1,000.00	$ 1,125.80	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51
Fidelity Freedom Index 2025 Fund	.10%
Actual		$ 1,000.00	$ 1,146.50	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51
Fidelity Freedom Index 2030 Fund	.10%
Actual		$ 1,000.00	$ 1,151.80	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .51
Fidelity Freedom Index 2035 Fund	.09%
Actual		$ 1,000.00	$ 1,172.90	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .46
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Freedom Index 2040 Fund	.09%
Actual		$ 1,000.00	$ 1,174.50	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .46
Fidelity Freedom Index 2045 Fund	.09%
Actual		$ 1,000.00	$ 1,177.50	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .46
Fidelity Freedom Index 2050 Fund	.09%
Actual		$ 1,000.00	$ 1,184.20	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .46
Fidelity Freedom Index 2055 Fund	.08%
Actual		$ 1,000.00	$ 1,187.10	$ .44
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .40

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the funds invest are not included in the Funds' annualized expense ratio.

Annual Report

Fidelity Freedom Index Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	2.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	12.6	12.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.4	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	12.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	28.0	28.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	40.0	40.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	12.3%
Developed International Equity Funds	5.3%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.3%
Short-Term Funds	40.1%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index Income Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	150,726	$ 1,362,562
Domestic Equity Funds - 12.6%
Fidelity Spartan Total Market Index Fund Class F	208,721	8,511,648
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,850,019)		9,874,210
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $3,550,343)	345,329	3,660,486
Bond Funds - 40.0%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	717,302	8,076,823

	Shares	Value
Investment Grade Bond Funds - 28.0%
Fidelity Spartan U.S. Bond Index Fund Class F	1,607,189	$ 18,852,332
TOTAL BOND FUNDS (Cost $26,130,068)		26,929,155
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $26,945,882)	26,945,882	26,945,882
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $65,476,312)	67,409,733
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,890)
NET ASSETS - 100%	$ 67,404,843
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $65,476,312) - See accompanying schedule		$ 67,409,733
Cash		2
Receivable for investments sold		142,511
Receivable for fund shares sold		494,059
Receivable from affiliate for expense reductions		3,288
Total assets		68,049,593

Liabilities
Payable for investments purchased	$ 587,812
Payable for fund shares redeemed	48,757
Other affiliated payables	8,181
Total liabilities		644,750

Net Assets		$ 67,404,843
Net Assets consist of:
Paid in capital		$ 65,613,305
Undistributed net investment income		58,053
Accumulated undistributed net realized gain (loss) on investments		(199,936)
Net unrealized appreciation (depreciation) on investments		1,933,421
Net Assets, for 6,188,814 shares outstanding		$ 67,404,843
Net Asset Value, offering price and redemption price per share ($67,404,843 ÷ 6,188,814 shares)		$ 10.89

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 700,009

Expenses
Transfer agent fees	$ 78,605
Independent trustees' compensation	177
Total expenses before reductions	78,782
Expense reductions	(30,310)	48,472
Net investment income (loss)		651,537
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(173,112)
Capital gain distributions from underlying funds	498,186
Total net realized gain (loss)		325,074
Change in net unrealized appreciation (depreciation) on investment securities		1,031,293
Net gain (loss)		1,356,367
Net increase (decrease) in net assets resulting from operations		$ 2,007,904

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 651,537	$ 234,300
Net realized gain (loss)	325,074	45,669
Change in net unrealized appreciation (depreciation)	1,031,293	865,945
Net increase (decrease) in net assets resulting from operations	2,007,904	1,145,914
Distributions to shareholders from net investment income	(632,906)	(204,482)
Distributions to shareholders from net realized gain	(507,773)	(65,112)
Total distributions	(1,140,679)	(269,594)
Share transactions Proceeds from sales of shares	45,547,466	38,200,684
Reinvestment of distributions	1,140,679	269,594
Cost of shares redeemed	(18,690,664)	(7,207,743)
Net increase (decrease) in net assets resulting from share transactions	27,997,481	31,262,535
Total increase (decrease) in net assets	28,864,706	32,138,855

Net Assets
Beginning of period	38,540,137	6,401,282
End of period (including undistributed net investment income of $58,053 and undistributed net investment income of $38,777, respectively)	$ 67,404,843	$ 38,540,137
Other Information Shares
Sold	4,234,058	3,618,341
Issued in reinvestment of distributions	106,683	25,573
Redeemed	(1,739,141)	(678,574)
Net increase (decrease)	2,601,600	2,965,340

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.13	.06
Net realized and unrealized gain (loss)	.24	.47	.30
Total from investment operations	.37	.60	.36
Distributions from net investment income	(.13)	(.12)	(.07)
Distributions from net realized gain	(.09)	(.03)	(.01)
Total distributions	(.22)	(.15)	(.07) H
Net asset value, end of period	$ 10.89	$ 10.74	$ 10.29
Total Return B,C	3.52%	5.89%	3.62%
Ratios to Average Net Assets F,G
Expenses before reductions	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09%	.06%	.04% A
Expenses net of all reductions	.09%	.06%	.04% A
Net investment income (loss)	1.24%	1.27%	1.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,405	$ 38,540	$ 6,401
Portfolio turnover rate	31%	36%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	2.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	12.6	12.4
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.4	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	12.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	28.0	28.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	40.0	40.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	12.4%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.1%
Short-Term Funds	40.1%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2000 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	89,000	$ 804,564
Domestic Equity Funds - 12.6%
Fidelity Spartan Total Market Index Fund Class F	123,240	5,025,731
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,249,370)		5,830,295
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $2,104,429)	203,904	2,161,385
Bond Funds - 40.0%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	423,526	4,768,903

	Shares	Value
Investment Grade Bond Funds - 28.0%
Fidelity Spartan U.S. Bond Index Fund Class F	948,968	$ 11,131,396
TOTAL BOND FUNDS (Cost $15,353,019)		15,900,299
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $15,910,075)	15,910,075	15,910,075
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $38,616,893)	39,802,054
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,913)
NET ASSETS - 100%	$ 39,799,141
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $38,616,893) - See accompanying schedule		$ 39,802,054
Cash		2
Receivable for investments sold		116,789
Receivable for fund shares sold		78,028
Receivable from affiliate for expense reductions		1,976
Total assets		39,998,849

Liabilities
Payable for investments purchased	$ 166,232
Payable for fund shares redeemed	28,585
Other affiliated payables	4,891
Total liabilities		199,708

Net Assets		$ 39,799,141
Net Assets consist of:
Paid in capital		$ 38,679,708
Undistributed net investment income		77,451
Accumulated undistributed net realized gain (loss) on investments		(143,179)
Net unrealized appreciation (depreciation) on investments		1,185,161
Net Assets, for 3,638,591 shares outstanding		$ 39,799,141
Net Asset Value, offering price and redemption price per share ($39,799,141 ÷ 3,638,591 shares)		$ 10.94

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 446,618

Expenses
Transfer agent fees	$ 50,876
Independent trustees' compensation	115
Total expenses before reductions	50,991
Expense reductions	(20,615)	30,376
Net investment income (loss)		416,242
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(143,464)
Capital gain distributions from underlying funds	321,695
Total net realized gain (loss)		178,231
Change in net unrealized appreciation (depreciation) on investment securities		542,590
Net gain (loss)		720,821
Net increase (decrease) in net assets resulting from operations		$ 1,137,063

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 416,242	$ 166,599
Net realized gain (loss)	178,231	69,163
Change in net unrealized appreciation (depreciation)	542,590	599,095
Net increase (decrease) in net assets resulting from operations	1,137,063	834,857
Distributions to shareholders from net investment income	(383,260)	(139,164)
Distributions to shareholders from net realized gain	(338,538)	(55,398)
Total distributions	(721,798)	(194,562)
Share transactions Proceeds from sales of shares	24,976,823	21,935,698
Reinvestment of distributions	721,798	194,562
Cost of shares redeemed	(11,921,048)	(4,005,270)
Net increase (decrease) in net assets resulting from share transactions	13,777,573	18,124,990
Total increase (decrease) in net assets	14,192,838	18,765,285

Net Assets
Beginning of period	25,606,303	6,841,018
End of period (including undistributed net investment income of $77,451 and undistributed net investment income of $44,469, respectively)	$ 39,799,141	$ 25,606,303
Other Information Shares
Sold	2,304,006	2,067,654
Issued in reinvestment of distributions	67,509	18,385
Redeemed	(1,105,067)	(376,575)
Net increase (decrease)	1,266,448	1,709,464

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.13	.05
Net realized and unrealized gain (loss)	.24	.49	.34
Total from investment operations	.37	.62	.39
Distributions from net investment income	(.12)	(.11)	(.06)
Distributions from net realized gain	(.10)	(.04)	(.01)
Total distributions	(.22)	(.15)	(.07)
Net asset value, end of period	$ 10.94	$ 10.79	$ 10.32
Total Return B,C	3.50%	6.00%	3.86%
Ratios to Average Net Assets F,G
Expenses before reductions	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09%	.05%	.04% A
Expenses net of all reductions	.09%	.05%	.04% A
Net investment income (loss)	1.23%	1.25%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,799	$ 25,606	$ 6,841
Portfolio turnover rate	36%	33%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.2	4.3
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	23.7	24.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	10.2	10.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.8	10.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	25.0	25.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	27.1	25.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.2%
Domestic Equity Funds	23.7%
Developed International Equity Funds	10.2%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	25.0%
Short-Term Funds	27.1%

Six months ago
Commodity Funds	4.3%
Domestic Equity Funds	24.3%
Developed International Equity Funds	10.4%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	25.8%
Short-Term Funds	25.2%

Expected
Commodity Funds	4.0%
Domestic Equity Funds	22.6%
Developed International Equity Funds	9.7%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	24.7%
Short-Term Funds	29.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2005 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 27.9%
	Shares	Value
Commodity Funds - 4.2%
Fidelity Series Commodity Strategy Fund Class F	204,923	$ 1,852,507
Domestic Equity Funds - 23.7%
Fidelity Spartan Total Market Index Fund Class F	255,428	10,416,351
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,513,614)		12,268,858
International Equity Funds - 10.2%

Developed International Equity Funds - 10.2%
Fidelity Series Global ex U.S. Index Fund (Cost $4,520,810)	422,387	4,477,304
Bond Funds - 34.8%

Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	381,921	4,300,426

	Shares	Value
Investment Grade Bond Funds - 25.0%
Fidelity Spartan U.S. Bond Index Fund Class F	939,342	$ 11,018,482
TOTAL BOND FUNDS (Cost $14,864,607)		15,318,908
Short-Term Funds - 27.1%

Fidelity Institutional Money Market Portfolio Class F (Cost $11,924,201)	11,924,201	11,924,201
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $42,823,232)	43,989,271
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,195)
NET ASSETS - 100%	$ 43,986,076
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $42,823,232) - See accompanying schedule		$ 43,989,271
Cash		3
Receivable for investments sold		296,150
Receivable for fund shares sold		118,436
Receivable from affiliate for expense reductions		2,258
Total assets		44,406,118

Liabilities
Payable for investments purchased	$ 354,736
Payable for fund shares redeemed	59,852
Other affiliated payables	5,454
Total liabilities		420,042

Net Assets		$ 43,986,076
Net Assets consist of:
Paid in capital		$ 42,952,563
Undistributed net investment income		73,420
Accumulated undistributed net realized gain (loss) on investments		(205,946)
Net unrealized appreciation (depreciation) on investments		1,166,039
Net Assets, for 3,825,211 shares outstanding		$ 43,986,076
Net Asset Value, offering price and redemption price per share ($43,986,076 ÷ 3,825,211 shares)		$ 11.50

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 556,518

Expenses
Transfer agent fees	$ 54,299
Independent trustees' compensation	122
Total expenses before reductions	54,421
Expense reductions	(21,617)	32,804
Net investment income (loss)		523,714
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(173,080)
Capital gain distributions from underlying funds	459,978
Total net realized gain (loss)		286,898
Change in net unrealized appreciation (depreciation) on investment securities		485,847
Net gain (loss)		772,745
Net increase (decrease) in net assets resulting from operations		$ 1,296,459

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 523,714	$ 107,409
Net realized gain (loss)	286,898	14,697
Change in net unrealized appreciation (depreciation)	485,847	650,919
Net increase (decrease) in net assets resulting from operations	1,296,459	773,025
Distributions to shareholders from net investment income	(482,346)	(79,955)
Distributions to shareholders from net realized gain	(476,765)	(31,830)
Total distributions	(959,111)	(111,785)
Share transactions Proceeds from sales of shares	30,398,248	24,413,515
Reinvestment of distributions	959,111	111,785
Cost of shares redeemed	(11,168,026)	(3,894,535)
Net increase (decrease) in net assets resulting from share transactions	20,189,333	20,630,765
Total increase (decrease) in net assets	20,526,681	21,292,005

Net Assets
Beginning of period	23,459,395	2,167,390
End of period (including undistributed net investment income of $73,420 and undistributed net investment income of $31,776, respectively)	$ 43,986,076	$ 23,459,395
Other Information Shares
Sold	2,676,312	2,190,189
Issued in reinvestment of distributions	86,914	10,088
Redeemed	(989,518)	(353,390)
Net increase (decrease)	1,773,708	1,846,887

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.16	.06
Net realized and unrealized gain (loss)	.18	.86	.62
Total from investment operations	.34	1.02	.68
Distributions from net investment income	(.14)	(.12)	(.08)
Distributions from net realized gain	(.14)	(.05)	(.01)
Total distributions	(.28)	(.17)	(.09)
Net asset value, end of period	$ 11.50	$ 11.44	$ 10.59
Total Return B,C	3.11%	9.72%	6.78%
Ratios to Average Net Assets F,G
Expenses before reductions	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09%	.06%	.03% A
Expenses net of all reductions	.09%	.06%	.03% A
Net investment income (loss)	1.45%	1.42%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,986	$ 23,459	$ 2,167
Portfolio turnover rate	37%	53%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.4	5.3
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	30.5	30.2
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.1	13.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.6	10.7
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	28.8	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	11.6	11.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.4%
Domestic Equity Funds	30.5%
Developed International Equity Funds	13.1%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	28.8%
Short-Term Funds	11.6%

Six months ago
Commodity Funds	5.3%
Domestic Equity Funds	30.2%
Developed International Equity Funds	13.0%
Inflation-Protected Bond Funds	10.7%
Investment Grade Bond Funds	29.6%
Short-Term Funds	11.2%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	30.2%
Developed International Equity Funds	12.9%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	28.7%
Short-Term Funds	12.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2010 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 35.9%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund Class F	1,430,687	$ 12,933,410
Domestic Equity Funds - 30.5%
Fidelity Spartan Total Market Index Fund Class F	1,780,356	72,602,912
TOTAL DOMESTIC EQUITY FUNDS (Cost $77,163,704)		85,536,322
International Equity Funds - 13.1%

Developed International Equity Funds - 13.1%
Fidelity Series Global ex U.S. Index Fund (Cost $30,645,416)	2,946,935	31,237,516
Bond Funds - 39.4%

Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,241,958	25,244,450

	Shares	Value
Investment Grade Bond Funds - 28.8%
Fidelity Spartan U.S. Bond Index Fund Class F	5,849,073	$ 68,609,627
TOTAL BOND FUNDS (Cost $91,108,861)		93,854,077
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Class F (Cost $27,547,990)	27,547,990	27,547,990
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $226,465,971)	238,175,905
NET OTHER ASSETS (LIABILITIES) - 0.0%	(18,180)
NET ASSETS - 100%	$ 238,157,725
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $226,465,971) - See accompanying schedule		$ 238,175,905
Cash		2
Receivable for investments sold		1,635,930
Receivable for fund shares sold		484,023
Receivable from affiliate for expense reductions		11,062
Total assets		240,306,922

Liabilities
Payable for investments purchased	$ 2,079,005
Payable for fund shares redeemed	40,948
Other affiliated payables	29,244
Total liabilities		2,149,197

Net Assets		$ 238,157,725
Net Assets consist of:
Paid in capital		$ 227,322,693
Undistributed net investment income		413,704
Accumulated undistributed net realized gain (loss) on investments		(1,288,606)
Net unrealized appreciation (depreciation) on investments		11,709,934
Net Assets, for 20,337,589 shares outstanding		$ 238,157,725
Net Asset Value, offering price and redemption price per share ($238,157,725 ÷ 20,337,589 shares)		$ 11.71

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 3,506,630

Expenses
Transfer agent fees	$ 291,492
Independent trustees' compensation	660
Total expenses before reductions	292,152
Expense reductions	(112,193)	179,959
Net investment income (loss)		3,326,671
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,172,959)
Capital gain distributions from underlying funds	2,937,244
Total net realized gain (loss)		1,764,285
Change in net unrealized appreciation (depreciation) on investment securities		3,675,834
Net gain (loss)		5,440,119
Net increase (decrease) in net assets resulting from operations		$ 8,766,790

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,326,671	$ 1,225,491
Net realized gain (loss)	1,764,285	389,987
Change in net unrealized appreciation (depreciation)	3,675,834	7,856,652
Net increase (decrease) in net assets resulting from operations	8,766,790	9,472,130
Distributions to shareholders from net investment income	(3,179,610)	(1,005,427)
Distributions to shareholders from net realized gain	(3,122,531)	(321,461)
Total distributions	(6,302,141)	(1,326,888)
Share transactions Proceeds from sales of shares	140,455,555	143,362,564
Reinvestment of distributions	6,302,141	1,326,888
Cost of shares redeemed	(55,342,655)	(28,329,682)
Net increase (decrease) in net assets resulting from share transactions	91,415,041	116,359,770
Total increase (decrease) in net assets	93,879,690	124,505,012

Net Assets
Beginning of period	144,278,035	19,773,023
End of period (including undistributed net investment income of $413,704 and undistributed net investment income of $266,643, respectively)	$ 238,157,725	$ 144,278,035
Other Information Shares
Sold	12,227,606	12,937,611
Issued in reinvestment of distributions	565,709	117,994
Redeemed	(4,842,607)	(2,526,033)
Net increase (decrease)	7,950,708	10,529,572

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.19	.05
Net realized and unrealized gain (loss)	.21	.98	.70
Total from investment operations	.41	1.17	.75
Distributions from net investment income	(.18)	(.13)	(.09)
Distributions from net realized gain	(.17)	(.04)	(.01)
Total distributions	(.35)	(.17)	(.10)
Net asset value, end of period	$ 11.71	$ 11.65	$ 10.65
Total Return B,C	3.64%	11.08%	7.47%
Ratios to Average Net Assets F,G
Expenses before reductions	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09%	.05%	.03% A
Expenses net of all reductions	.09%	.05%	.03% A
Net investment income (loss)	1.71%	1.68%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,158	$ 144,278	$ 19,773
Portfolio turnover rate	33%	36%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.6	5.5
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	31.4	31.0
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.5	13.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.2	10.2
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	29.5	30.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.8	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.6%
Domestic Equity Funds	31.4%
Developed International Equity Funds	13.5%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	29.5%
Short-Term Funds	9.8%

Six months ago
Commodity Funds	5.5%
Domestic Equity Funds	31.0%
Developed International Equity Funds	13.3%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	30.2%
Short-Term Funds	9.8%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.3%
Developed International Equity Funds	13.4%
Inflation-Protected Bond Funds	10.4%
Investment Grade Bond Funds	29.5%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2015 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 37.0%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund Class F	2,550,735	$ 23,058,646
Domestic Equity Funds - 31.4%
Fidelity Spartan Total Market Index Fund Class F	3,173,606	129,419,665
TOTAL DOMESTIC EQUITY FUNDS (Cost $139,359,967)		152,478,311
International Equity Funds - 13.5%

Developed International Equity Funds - 13.5%
Fidelity Series Global ex U.S. Index Fund (Cost $54,940,074)	5,250,831	55,658,812
Bond Funds - 39.7%

Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,742,994	42,146,114

	Shares	Value
Investment Grade Bond Funds - 29.5%
Fidelity Spartan U.S. Bond Index Fund Class F	10,379,603	$ 121,752,745
TOTAL BOND FUNDS (Cost $160,182,846)		163,898,859
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $40,371,661)	40,371,661	40,371,661
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $394,854,548)	412,407,643
NET OTHER ASSETS (LIABILITIES) - 0.0%	(31,538)
NET ASSETS - 100%	$ 412,376,105
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $394,854,548) - See accompanying schedule		$ 412,407,643
Cash		1
Receivable for investments sold		2,851,700
Receivable for fund shares sold		839,883
Receivable from affiliate for expense reductions		19,033
Total assets		416,118,260

Liabilities
Payable for investments purchased	$ 3,495,778
Payable for fund shares redeemed	195,802
Other affiliated payables	50,575
Total liabilities		3,742,155

Net Assets		$ 412,376,105
Net Assets consist of:
Paid in capital		$ 395,713,903
Undistributed net investment income		720,895
Accumulated undistributed net realized gain (loss) on investments		(1,611,788)
Net unrealized appreciation (depreciation) on investments		17,553,095
Net Assets, for 34,938,299 shares outstanding		$ 412,376,105
Net Asset Value, offering price and redemption price per share ($412,376,105 ÷ 34,938,299 shares)		$ 11.80

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 5,724,000

Expenses
Transfer agent fees	$ 463,640
Independent trustees' compensation	1,034
Total expenses before reductions	464,674
Expense reductions	(174,220)	290,454
Net investment income (loss)		5,433,546
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,526,102)
Capital gain distributions from underlying funds	4,506,764
Total net realized gain (loss)		2,980,662
Change in net unrealized appreciation (depreciation) on investment securities		7,150,024
Net gain (loss)		10,130,686
Net increase (decrease) in net assets resulting from operations		$ 15,564,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,433,546	$ 1,563,078
Net realized gain (loss)	2,980,662	312,375
Change in net unrealized appreciation (depreciation)	7,150,024	10,242,933
Net increase (decrease) in net assets resulting from operations	15,564,232	12,118,386
Distributions to shareholders from net investment income	(5,096,608)	(1,213,960)
Distributions to shareholders from net realized gain	(4,537,088)	(367,586)
Total distributions	(9,633,696)	(1,581,546)
Share transactions Proceeds from sales of shares	242,332,025	211,007,317
Reinvestment of distributions	9,633,696	1,581,546
Cost of shares redeemed	(66,072,172)	(16,474,672)
Net increase (decrease) in net assets resulting from share transactions	185,893,549	196,114,191
Total increase (decrease) in net assets	191,824,085	206,651,031

Net Assets
Beginning of period	220,552,020	13,900,989
End of period (including undistributed net investment income of $720,895 and undistributed net investment income of $383,957, respectively)	$ 412,376,105	$ 220,552,020
Other Information Shares
Sold	20,993,676	18,840,617
Issued in reinvestment of distributions	860,633	139,670
Redeemed	(5,744,654)	(1,454,574)
Net increase (decrease)	16,109,655	17,525,713

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.20	.06
Net realized and unrealized gain (loss)	.22	1.00	.71
Total from investment operations	.42	1.20	.77
Distributions from net investment income	(.17)	(.12)	(.09)
Distributions from net realized gain	(.15)	(.04)	(.01)
Total distributions	(.33) H	(.16)	(.10)
Net asset value, end of period	$ 11.80	$ 11.71	$ 10.67
Total Return B,C	3.70%	11.29%	7.67%
Ratios to Average Net Assets F,G
Expenses before reductions	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09%	.06%	.03% A
Expenses net of all reductions	.09%	.06%	.03% A
Net investment income (loss)	1.76%	1.78%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412,376	$ 220,552	$ 13,901
Portfolio turnover rate	23%	19%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.151 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.3	6.3
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	35.6	35.9
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	15.3	15.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.2	8.1
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	29.0	29.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.6	4.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.3%
Domestic Equity Funds	35.6%
Developed International Equity Funds	15.3%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	29.0%
Short-Term Funds	5.6%

Six months ago
Commodity Funds	6.3%
Domestic Equity Funds	35.9%
Developed International Equity Funds	15.4%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	29.4%
Short-Term Funds	4.9%

Expected
Commodity Funds	6.1%
Domestic Equity Funds	34.8%
Developed International Equity Funds	14.9%
Inflation-Protected Bond Funds	8.5%
Investment Grade Bond Funds	29.4%
Short-Term Funds	6.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2020 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 41.9%
	Shares	Value
Commodity Funds - 6.3%
Fidelity Series Commodity Strategy Fund Class F	5,694,296	$ 51,476,433
Domestic Equity Funds - 35.6%
Fidelity Spartan Total Market Index Fund Class F	7,082,920	288,841,466
TOTAL DOMESTIC EQUITY FUNDS (Cost $309,019,278)		340,317,899
International Equity Funds - 15.3%

Developed International Equity Funds - 15.3%
Fidelity Series Global ex U.S. Index Fund (Cost $121,791,128)	11,717,876	124,209,483
Bond Funds - 37.2%

Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	5,925,670	66,723,041

	Shares	Value
Investment Grade Bond Funds - 29.0%
Fidelity Spartan U.S. Bond Index Fund Class F	20,115,631	$ 235,956,347
TOTAL BOND FUNDS (Cost $296,196,339)		302,679,388
Short-Term Funds - 5.6%

Fidelity Institutional Money Market Portfolio Class F (Cost $45,222,379)	45,222,379	45,222,379
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $772,229,124)	812,429,149
NET OTHER ASSETS (LIABILITIES) - 0.0%	(60,332)
NET ASSETS - 100%	$ 812,368,817
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $772,229,124) - See accompanying schedule		$ 812,429,149
Cash		2
Receivable for investments sold		7,098,380
Receivable for fund shares sold		2,323,783
Receivable from affiliate for expense reductions		37,974
Total assets		821,889,288

Liabilities
Payable for investments purchased	$ 9,105,031
Payable for fund shares redeemed	317,131
Other affiliated payables	98,309
Total liabilities		9,520,471

Net Assets		$ 812,368,817
Net Assets consist of:
Paid in capital		$ 774,070,549
Undistributed net investment income		1,356,868
Accumulated undistributed net realized gain (loss) on investments		(3,258,625)
Net unrealized appreciation (depreciation) on investments		40,200,025
Net Assets, for 67,555,952 shares outstanding		$ 812,368,817
Net Asset Value, offering price and redemption price per share ($812,368,817 ÷ 67,555,952 shares)		$ 12.03

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 11,558,103

Expenses
Transfer agent fees	$ 892,880
Independent trustees' compensation	1,991
Total expenses before reductions	894,871
Expense reductions	(343,890)	550,981
Net investment income (loss)		11,007,122
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,020,155)
Capital gain distributions from underlying funds	9,084,834
Total net realized gain (loss)		6,064,679
Change in net unrealized appreciation (depreciation) on investment securities		13,310,990
Net gain (loss)		19,375,669
Net increase (decrease) in net assets resulting from operations		$ 30,382,791

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,007,122	$ 3,568,170
Net realized gain (loss)	6,064,679	764,088
Change in net unrealized appreciation (depreciation)	13,310,990	26,475,776
Net increase (decrease) in net assets resulting from operations	30,382,791	30,808,034
Distributions to shareholders from net investment income	(10,382,261)	(2,921,202)
Distributions to shareholders from net realized gain	(9,302,189)	(789,482)
Total distributions	(19,684,450)	(3,710,684)
Share transactions Proceeds from sales of shares	437,530,199	390,218,779
Reinvestment of distributions	19,684,450	3,710,684
Cost of shares redeemed	(80,390,633)	(34,914,144)
Net increase (decrease) in net assets resulting from share transactions	376,824,016	359,015,319
Total increase (decrease) in net assets	387,522,357	386,112,669

Net Assets
Beginning of period	424,846,460	38,733,791
End of period (including undistributed net investment income of $1,356,868 and undistributed net investment income of $732,007, respectively)	$ 812,368,817	$ 424,846,460
Other Information Shares
Sold	37,249,596	34,572,860
Issued in reinvestment of distributions	1,736,955	321,637
Redeemed	(6,846,542)	(3,062,793)
Net increase (decrease)	32,140,009	31,831,704

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 10.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.21	.05
Net realized and unrealized gain (loss)	.16	1.15	.87
Total from investment operations	.38	1.36	.92
Distributions from net investment income	(.19)	(.14)	(.10)
Distributions from net realized gain	(.16)	(.04)	(.01)
Total distributions	(.35)	(.17) H	(.11)
Net asset value, end of period	$ 12.03	$ 12.00	$ 10.81
Total Return B,C	3.36%	12.67%	9.18%
Ratios to Average Net Assets F,G
Expenses before reductions	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09%	.05%	.03% A
Expenses net of all reductions	.09%	.05%	.03% A
Net investment income (loss)	1.85%	1.82%	.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 812,369	$ 424,846	$ 38,734
Portfolio turnover rate	20%	21%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.037 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.6	7.5
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	42.5	42.4
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.3	18.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.1	5.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	26.1	26.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.4	0.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.6%
Domestic Equity Funds	42.5%
Developed International Equity Funds	18.3%
Inflation-Protected Bond Funds	5.1%
Investment Grade Bond Funds	26.1%
Short-Term Funds	0.4%

Six months ago
Commodity Funds	7.5%
Domestic Equity Funds	42.4%
Developed International Equity Funds	18.2%
Inflation-Protected Bond Funds	5.0%
Investment Grade Bond Funds	26.7%
Short-Term Funds	0.2%

Expected
Commodity Funds	7.4%
Domestic Equity Funds	42.2%
Developed International Equity Funds	18.1%
Inflation-Protected Bond Funds	5.5%
Investment Grade Bond Funds	26.2%
Short-Term Funds	0.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2025 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund Class F	4,502,112	$ 40,699,092
Domestic Equity Funds - 42.5%
Fidelity Spartan Total Market Index Fund Class F	5,605,208	228,580,363
TOTAL DOMESTIC EQUITY FUNDS (Cost $248,441,418)		269,279,455
International Equity Funds - 18.3%

Developed International Equity Funds - 18.3%
Fidelity Series Global ex U.S. Index Fund (Cost $97,259,950)	9,273,250	98,296,446
Bond Funds - 31.2%

Inflation-Protected Bond Funds - 5.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,458,130	27,678,549

	Shares	Value
Investment Grade Bond Funds - 26.1%
Fidelity Spartan U.S. Bond Index Fund Class F	11,952,810	$ 140,206,459
TOTAL BOND FUNDS (Cost $164,780,856)		167,885,008
Short-Term Funds - 0.4%

Fidelity Institutional Money Market Portfolio Class F (Cost $1,982,537)	1,982,537	1,982,537
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $512,464,761)	537,443,446
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38,533)
NET ASSETS - 100%	$ 537,404,913
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $512,464,761) - See accompanying schedule		$ 537,443,446
Cash		2
Receivable for investments sold		5,005,458
Receivable for fund shares sold		1,231,991
Receivable from affiliate for expense reductions		26,860
Total assets		543,707,757

Liabilities
Payable for investments purchased	$ 5,809,036
Payable for fund shares redeemed	428,413
Other affiliated payables	65,395
Total liabilities		6,302,844

Net Assets		$ 537,404,913
Net Assets consist of:
Paid in capital		$ 513,563,478
Undistributed net investment income		770,796
Accumulated undistributed net realized gain (loss) on investments		(1,908,046)
Net unrealized appreciation (depreciation) on investments		24,978,685
Net Assets, for 44,019,835 shares outstanding		$ 537,404,913
Net Asset Value, offering price and redemption price per share ($537,404,913 ÷ 44,019,835 shares)		$ 12.21

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 7,723,176

Expenses
Transfer agent fees	$ 562,766
Independent trustees' compensation	1,239
Total expenses before reductions	564,005
Expense reductions	(221,902)	342,103
Net investment income (loss)		7,381,073
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,763,644)
Capital gain distributions from underlying funds	5,798,127
Total net realized gain (loss)		4,034,483
Change in net unrealized appreciation (depreciation) on investment securities		9,750,706
Net gain (loss)		13,785,189
Net increase (decrease) in net assets resulting from operations		$ 21,166,262

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,381,073	$ 1,840,145
Net realized gain (loss)	4,034,483	308,355
Change in net unrealized appreciation (depreciation)	9,750,706	14,933,566
Net increase (decrease) in net assets resulting from operations	21,166,262	17,082,066
Distributions to shareholders from net investment income	(6,931,296)	(1,558,093)
Distributions to shareholders from net realized gain	(5,936,126)	(306,925)
Total distributions	(12,867,422)	(1,865,018)
Share transactions Proceeds from sales of shares	310,474,750	229,890,433
Reinvestment of distributions	12,867,422	1,865,018
Cost of shares redeemed	(43,841,934)	(15,516,302)
Net increase (decrease) in net assets resulting from share transactions	279,500,238	216,239,149
Total increase (decrease) in net assets	287,799,078	231,456,197

Net Assets
Beginning of period	249,605,835	18,149,638
End of period (including undistributed net investment income of $770,796 and undistributed net investment income of $321,019, respectively)	$ 537,404,913	$ 249,605,835
Other Information Shares
Sold	26,171,883	19,940,336
Issued in reinvestment of distributions	1,131,081	159,348
Redeemed	(3,706,339)	(1,344,152)
Net increase (decrease)	23,596,625	18,755,532

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 10.88	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.22	.05
Net realized and unrealized gain (loss)	.11	1.30	.94
Total from investment operations	.34	1.52	.99
Distributions from net investment income	(.19)	(.15)	(.10)
Distributions from net realized gain	(.16)	(.03)	(.01)
Total distributions	(.35)	(.18)	(.11)
Net asset value, end of period	$ 12.21	$ 12.22	$ 10.88
Total Return B,C	3.03%	14.03%	9.93%
Ratios to Average Net Assets F,G
Expenses before reductions	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09%	.05%	.03% A
Expenses net of all reductions	.09%	.05%	.03% A
Net investment income (loss)	1.97%	1.91%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 537,405	$ 249,606	$ 18,150
Portfolio turnover rate	18%	18%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.9	7.9
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	44.5	44.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	19.1	19.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.0	1.7
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	26.5	26.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.9%
Domestic Equity Funds	44.5%
Developed International Equity Funds	19.1%
Inflation-Protected Bond Funds	2.0%
Investment Grade Bond Funds	26.5%

Six months ago
Commodity Funds	7.9%
Domestic Equity Funds	44.6%
Developed International Equity Funds	19.1%
Inflation-Protected Bond Funds	1.7%
Investment Grade Bond Funds	26.7%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	44.1%
Developed International Equity Funds	18.9%
Inflation-Protected Bond Funds	2.4%
Investment Grade Bond Funds	26.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2030 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Commodity Funds - 7.9%
Fidelity Series Commodity Strategy Fund Class F	5,725,338	$ 51,757,057
Domestic Equity Funds - 44.5%
Fidelity Spartan Total Market Index Fund Class F	7,131,966	290,841,569
TOTAL DOMESTIC EQUITY FUNDS (Cost $313,398,361)		342,598,626
International Equity Funds - 19.1%

Developed International Equity Funds - 19.1%
Fidelity Series Global ex U.S. Index Fund (Cost $123,068,823)	11,795,631	125,033,686
Bond Funds - 28.5%

Inflation-Protected Bond Funds - 2.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,185,838	13,352,534

	Shares	Value
Investment Grade Bond Funds - 26.5%
Fidelity Spartan U.S. Bond Index Fund Class F	14,746,746	$ 172,979,332
TOTAL BOND FUNDS (Cost $183,189,357)		186,331,866
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $619,656,541)	653,964,178
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44,499)
NET ASSETS - 100%	$ 653,919,679
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $619,656,541) - See accompanying schedule		$ 653,964,178
Cash		1
Receivable for investments sold		6,465,187
Receivable for fund shares sold		1,429,276
Receivable from affiliate for expense reductions		33,162
Total assets		661,891,804

Liabilities
Payable for investments purchased	$ 7,720,210
Payable for fund shares redeemed	174,253
Other affiliated payables	77,662
Total liabilities		7,972,125

Net Assets		$ 653,919,679
Net Assets consist of:
Paid in capital		$ 621,185,128
Undistributed net investment income		891,427
Accumulated undistributed net realized gain (loss) on investments		(2,464,513)
Net unrealized appreciation (depreciation) on investments		34,307,637
Net Assets, for 53,242,506 shares outstanding		$ 653,919,679
Net Asset Value, offering price and redemption price per share ($653,919,679 ÷ 53,242,506 shares)		$ 12.28

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 9,455,170

Expenses
Transfer agent fees	$ 683,332
Independent trustees' compensation	1,514
Total expenses before reductions	684,846
Expense reductions	(282,088)	402,758
Net investment income (loss)		9,052,412
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,205,489)
Capital gain distributions from underlying funds	6,826,275
Total net realized gain (loss)		4,620,786
Change in net unrealized appreciation (depreciation) on investment securities		10,465,785
Net gain (loss)		15,086,571
Net increase (decrease) in net assets resulting from operations		$ 24,138,983

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,052,412	$ 2,704,377
Net realized gain (loss)	4,620,786	416,054
Change in net unrealized appreciation (depreciation)	10,465,785	23,464,646
Net increase (decrease) in net assets resulting from operations	24,138,983	26,585,077
Distributions to shareholders from net investment income	(8,621,542)	(2,291,099)
Distributions to shareholders from net realized gain	(7,031,717)	(463,152)
Total distributions	(15,653,259)	(2,754,251)
Share transactions Proceeds from sales of shares	369,961,293	280,096,122
Reinvestment of distributions	15,653,259	2,754,251
Cost of shares redeemed	(57,532,680)	(16,895,639)
Net increase (decrease) in net assets resulting from share transactions	328,081,872	265,954,734
Total increase (decrease) in net assets	336,567,596	289,785,560

Net Assets
Beginning of period	317,352,083	27,566,523
End of period (including undistributed net investment income of $891,427 and undistributed net investment income of $460,557, respectively)	$ 653,919,679	$ 317,352,083
Other Information Shares
Sold	30,992,636	24,414,790
Issued in reinvestment of distributions	1,371,481	233,211
Redeemed	(4,831,461)	(1,454,320)
Net increase (decrease)	27,532,656	23,193,681

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.22	.04
Net realized and unrealized gain (loss)	.07	1.34	1.04
Total from investment operations	.31	1.56	1.08
Distributions from net investment income	(.20)	(.15)	(.11)
Distributions from net realized gain	(.16)	(.03)	(.01)
Total distributions	(.37) H	(.18)	(.12)
Net asset value, end of period	$ 12.28	$ 12.34	$ 10.96
Total Return B,C	2.70%	14.27%	10.78%
Ratios to Average Net Assets F,G
Expenses before reductions	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09%	.05%	.03% A
Expenses net of all reductions	.09%	.05%	.03% A
Net investment income (loss)	1.99%	1.90%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 653,920	$ 317,352	$ 27,567
Portfolio turnover rate	18%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.163 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.1	8.9
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	51.1	51.0
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.0	21.9
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	17.8	18.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.1%
Domestic Equity Funds	51.1%
Developed International Equity Funds	22.0%
Investment Grade Bond Funds	17.8%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	51.0%
Developed International Equity Funds	21.9%
Investment Grade Bond Funds	18.2%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	50.9%
Developed International Equity Funds	21.8%
Investment Grade Bond Funds	18.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2035 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F	3,597,179	$ 32,518,498
Domestic Equity Funds - 51.1%
Fidelity Spartan Total Market Index Fund Class F	4,477,821	182,605,558
TOTAL DOMESTIC EQUITY FUNDS (Cost $199,810,696)		215,124,056
International Equity Funds - 22.0%

Developed International Equity Funds - 22.0%
Fidelity Series Global ex U.S. Index Fund (Cost $78,178,974)	7,409,578	78,541,531
Bond Funds - 17.8%
	Shares	Value
Investment Grade Bond Funds - 17.8%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $62,732,755)	5,433,820	$ 63,738,712
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $340,722,425)	357,404,299
NET OTHER ASSETS (LIABILITIES) - 0.0%	(22,519)
NET ASSETS - 100%	$ 357,381,780
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $340,722,425) - See accompanying schedule		$ 357,404,299
Cash		1
Receivable for investments sold		3,434,068
Receivable for fund shares sold		1,134,918
Receivable from affiliate for expense reductions		20,549
Total assets		361,993,835

Liabilities
Payable for investments purchased	$ 4,445,557
Payable for fund shares redeemed	123,431
Other affiliated payables	43,067
Total liabilities		4,612,055

Net Assets		$ 357,381,780
Net Assets consist of:
Paid in capital		$ 341,556,945
Undistributed net investment income		313,625
Accumulated undistributed net realized gain (loss) on investments		(1,170,664)
Net unrealized appreciation (depreciation) on investments		16,681,874
Net Assets, for 28,824,251 shares outstanding		$ 357,381,780
Net Asset Value, offering price and redemption price per share ($357,381,780 ÷ 28,824,251 shares)		$ 12.40

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 4,826,786

Expenses
Transfer agent fees	$ 359,713
Independent trustees' compensation	786
Total expenses before reductions	360,499
Expense reductions	(160,389)	200,110
Net investment income (loss)		4,626,676
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,045,079)
Capital gain distributions from underlying funds	3,709,596
Total net realized gain (loss)		2,664,517
Change in net unrealized appreciation (depreciation) on investment securities		5,880,711
Net gain (loss)		8,545,228
Net increase (decrease) in net assets resulting from operations		$ 13,171,904

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,626,676	$ 1,063,602
Net realized gain (loss)	2,664,517	143,220
Change in net unrealized appreciation (depreciation)	5,880,711	10,604,098
Net increase (decrease) in net assets resulting from operations	13,171,904	11,810,920
Distributions to shareholders from net investment income	(4,445,640)	(944,966)
Distributions to shareholders from net realized gain	(3,816,141)	(160,795)
Total distributions	(8,261,781)	(1,105,761)
Share transactions Proceeds from sales of shares	225,620,489	135,125,711
Reinvestment of distributions	8,261,781	1,105,761
Cost of shares redeemed	(31,509,551)	(7,565,851)
Net increase (decrease) in net assets resulting from share transactions	202,372,719	128,665,621
Total increase (decrease) in net assets	207,282,842	139,370,780

Net Assets
Beginning of period	150,098,938	10,728,158
End of period (including undistributed net investment income of $313,625 and undistributed net investment income of $132,757, respectively)	$ 357,381,780	$ 150,098,938
Other Information Shares
Sold	18,766,314	11,548,299
Issued in reinvestment of distributions	725,332	92,474
Redeemed	(2,635,839)	(645,493)
Net increase (decrease)	16,855,807	10,995,280

Financial Highlights

Years ended March 31,	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.21	.03
Net realized and unrealized gain (loss)	(.01) E	1.48	1.11
Total from investment operations	.22	1.69	1.14
Distributions from net investment income	(.19)	(.15)	(.11)
Distributions from net realized gain	(.17)	(.03)	(.01)
Total distributions	(.36)	(.17) I	(.12)
Net asset value, end of period	$ 12.40	$ 12.54	$ 11.02
Total Return B,C	2.00%	15.46%	11.38%
Ratios to Average Net Assets G,H
Expenses before reductions	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.08%	.05%	.03% A
Expenses net of all reductions	.08%	.05%	.03% A
Net investment income (loss)	1.93%	1.83%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 357,382	$ 150,099	$ 10,728
Portfolio turnover rate	15%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of the underlying funds.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.028 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.2	9.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	51.5	51.5
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.2	22.1
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	17.1	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	51.5%
Developed International Equity Funds	22.2%
Investment Grade Bond Funds	17.1%

Six months ago
Commodity Funds	9.0%
Domestic Equity Funds	51.5%
Developed International Equity Funds	22.1%
Investment Grade Bond Funds	17.4%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.5%
Developed International Equity Funds	22.1%
Investment Grade Bond Funds	17.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2040 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	4,156,109	$ 37,571,221
Domestic Equity Funds - 51.5%
Fidelity Spartan Total Market Index Fund Class F	5,174,283	211,007,242
TOTAL DOMESTIC EQUITY FUNDS (Cost $228,334,804)		248,578,463
International Equity Funds - 22.2%

Developed International Equity Funds - 22.2%
Fidelity Series Global ex U.S. Index Fund (Cost $89,679,075)	8,563,094	90,768,797
Bond Funds - 17.1%
	Shares	Value
Investment Grade Bond Funds - 17.1%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $68,833,119)	5,965,693	$ 69,977,574
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $386,846,998)	409,324,834
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25,226)
NET ASSETS - 100%	$ 409,299,608
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $386,846,998) - See accompanying schedule		$ 409,324,834
Cash		2
Receivable for investments sold		4,037,858
Receivable for fund shares sold		1,347,422
Receivable from affiliate for expense reductions		23,374
Total assets		414,733,490

Liabilities
Payable for investments purchased	$ 5,154,527
Payable for fund shares redeemed	230,754
Other affiliated payables	48,601
Total liabilities		5,433,882

Net Assets		$ 409,299,608
Net Assets consist of:
Paid in capital		$ 387,894,477
Undistributed net investment income		321,077
Accumulated undistributed net realized gain (loss) on investments		(1,393,782)
Net unrealized appreciation (depreciation) on investments		22,477,836
Net Assets, for 32,962,151 shares outstanding		$ 409,299,608
Net Asset Value, offering price and redemption price per share ($409,299,608 ÷ 32,962,151 shares)		$ 12.42

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 5,593,521

Expenses
Transfer agent fees	$ 421,817
Independent trustees' compensation	927
Total expenses before reductions	422,744
Expense reductions	(192,935)	229,809
Net investment income (loss)		5,363,712
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,252,355)
Capital gain distributions from underlying funds	4,475,617
Total net realized gain (loss)		3,223,262
Change in net unrealized appreciation (depreciation) on investment securities		6,132,596
Net gain (loss)		9,355,858
Net increase (decrease) in net assets resulting from operations		$ 14,719,570

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,363,712	$ 1,519,719
Net realized gain (loss)	3,223,262	248,801
Change in net unrealized appreciation (depreciation)	6,132,596	16,124,017
Net increase (decrease) in net assets resulting from operations	14,719,570	17,892,537
Distributions to shareholders from net investment income	(5,208,574)	(1,372,639)
Distributions to shareholders from net realized gain	(4,616,980)	(244,087)
Total distributions	(9,825,554)	(1,616,726)
Share transactions Proceeds from sales of shares	259,900,679	150,551,902
Reinvestment of distributions	9,825,554	1,616,726
Cost of shares redeemed	(39,484,845)	(10,539,220)
Net increase (decrease) in net assets resulting from share transactions	230,241,388	141,629,408
Total increase (decrease) in net assets	235,135,404	157,905,219

Net Assets
Beginning of period	174,164,204	16,258,985
End of period (including undistributed net investment income of $321,077 and undistributed net investment income of $165,938, respectively)	$ 409,299,608	$ 174,164,204
Other Information Shares
Sold	21,553,328	13,146,818
Issued in reinvestment of distributions	861,522	134,917
Redeemed	(3,299,673)	(906,863)
Net increase (decrease)	19,115,177	12,374,872

Financial Highlights

Years ended March 31,	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.21	.03
Net realized and unrealized gain (loss)	(.02) E	1.50	1.13
Total from investment operations	.21	1.71	1.16
Distributions from net investment income	(.20)	(.15)	(.11)
Distributions from net realized gain	(.17)	(.03)	(.01)
Total distributions	(.37)	(.17) I	(.12)
Net asset value, end of period	$ 12.42	$ 12.58	$ 11.04
Total Return B,C	1.92%	15.59%	11.58%
Ratios to Average Net Assets G,H
Expenses before reductions	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.08%	.05%	.03% A
Expenses net of all reductions	.08%	.05%	.03% A
Net investment income (loss)	1.91%	1.80%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 409,300	$ 174,164	$ 16,259
Portfolio turnover rate	16%	13%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of the underlying funds.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.027 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.4	9.2
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	52.9	52.7
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.7	22.6
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	15.0	15.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	22.7%
Investment Grade Bond Funds	15.0%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	52.7%
Developed International Equity Funds	22.6%
Investment Grade Bond Funds	15.5%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.9%
Developed International Equity Funds	22.6%
Investment Grade Bond Funds	15.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2045 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F	1,862,016	$ 16,832,623
Domestic Equity Funds - 52.9%
Fidelity Spartan Total Market Index Fund Class F	2,318,538	94,549,960
TOTAL DOMESTIC EQUITY FUNDS (Cost $103,778,872)		111,382,583
International Equity Funds - 22.7%

Developed International Equity Funds - 22.7%
Fidelity Series Global ex U.S. Index Fund (Cost $40,300,230)	3,835,056	40,651,590
Bond Funds - 15.0%
	Shares	Value
Investment Grade Bond Funds - 15.0%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $26,515,894)	2,289,689	$ 26,858,053
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $170,594,996)	178,892,226
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,848)
NET ASSETS - 100%	$ 178,881,378
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $170,594,996) - See accompanying schedule		$ 178,892,226
Cash		2
Receivable for investments sold		1,507,127
Receivable for fund shares sold		976,611
Receivable from affiliate for expense reductions		10,448
Total assets		181,386,414

Liabilities
Payable for investments purchased	$ 2,414,472
Payable for fund shares redeemed	69,264
Other affiliated payables	21,300
Total liabilities		2,505,036

Net Assets		$ 178,881,378
Net Assets consist of:
Paid in capital		$ 171,046,066
Undistributed net investment income		112,523
Accumulated undistributed net realized gain (loss) on investments		(574,441)
Net unrealized appreciation (depreciation) on investments		8,297,230
Net Assets, for 14,343,277 shares outstanding		$ 178,881,378
Net Asset Value, offering price and redemption price per share ($178,881,378 ÷ 14,343,277 shares)		$ 12.47

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 2,207,521

Expenses
Transfer agent fees	$ 163,790
Independent trustees' compensation	350
Total expenses before reductions	164,140
Expense reductions	(70,940)	93,200
Net investment income (loss)		2,114,321
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(531,876)
Capital gain distributions from underlying funds	1,714,673
Total net realized gain (loss)		1,182,797
Change in net unrealized appreciation (depreciation) on investment securities		3,989,101
Net gain (loss)		5,171,898
Net increase (decrease) in net assets resulting from operations		$ 7,286,219

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,114,321	$ 401,094
Net realized gain (loss)	1,182,797	54,490
Change in net unrealized appreciation (depreciation)	3,989,101	4,221,501
Net increase (decrease) in net assets resulting from operations	7,286,219	4,677,085
Distributions to shareholders from net investment income	(2,045,537)	(360,994)
Distributions to shareholders from net realized gain	(1,751,052)	(60,729)
Total distributions	(3,796,589)	(421,723)
Share transactions Proceeds from sales of shares	135,671,559	48,244,564
Reinvestment of distributions	3,796,589	421,723
Cost of shares redeemed	(17,623,137)	(3,587,725)
Net increase (decrease) in net assets resulting from share transactions	121,845,011	45,078,562
Total increase (decrease) in net assets	125,334,641	49,333,924

Net Assets
Beginning of period	53,546,737	4,212,813
End of period (including undistributed net investment income of $112,523 and undistributed net investment income of $44,709, respectively)	$ 178,881,378	$ 53,546,737
Other Information Shares
Sold	11,245,414	4,132,540
Issued in reinvestment of distributions	332,359	35,073
Redeemed	(1,475,649)	(307,550)
Net increase (decrease)	10,102,124	3,860,063

Financial Highlights

Years ended March 31,	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.21	.03
Net realized and unrealized gain (loss)	(.04) E	1.54	1.14
Total from investment operations	.19	1.75	1.17
Distributions from net investment income	(.19)	(.14)	(.11)
Distributions from net realized gain	(.16)	(.03)	(.01)
Total distributions	(.35)	(.17)	(.12)
Net asset value, end of period	$ 12.47	$ 12.63	$ 11.05
Total Return B,C	1.74%	15.91%	11.68%
Ratios to Average Net Assets G,H
Expenses before reductions	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09%	.05%	.04% A
Expenses net of all reductions	.09%	.05%	.04% A
Net investment income (loss)	1.94%	1.83%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,881	$ 53,547	$ 4,213
Portfolio turnover rate	15%	11%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.7	9.6
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	54.3	54.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	23.4	23.5
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	12.6	12.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.7%
Domestic Equity Funds	54.3%
Developed International Equity Funds	23.4%
Investment Grade Bond Funds	12.6%

Six months ago
Commodity Funds	9.6%
Domestic Equity Funds	54.8%
Developed International Equity Funds	23.5%
Investment Grade Bond Funds	12.1%

Expected
Commodity Funds	9.5%
Domestic Equity Funds	53.9%
Developed International Equity Funds	23.1%
Investment Grade Bond Funds	13.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2050 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Commodity Funds - 9.7%
Fidelity Series Commodity Strategy Fund Class F	1,504,705	$ 13,602,533
Domestic Equity Funds - 54.3%
Fidelity Spartan Total Market Index Fund Class F	1,874,175	76,428,850
TOTAL DOMESTIC EQUITY FUNDS (Cost $83,949,838)		90,031,383
International Equity Funds - 23.4%

Developed International Equity Funds - 23.4%
Fidelity Series Global ex U.S. Index Fund (Cost $32,542,878)	3,100,265	32,862,809
Bond Funds - 12.6%
	Shares	Value
Investment Grade Bond Funds - 12.6%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $17,580,196)	1,514,835	$ 17,769,013
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $134,072,912)	140,663,205
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,216)
NET ASSETS - 100%	$ 140,654,989
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $134,072,912) - See accompanying schedule		$ 140,663,205
Cash		2
Receivable for investments sold		1,356,013
Receivable for fund shares sold		707,248
Receivable from affiliate for expense reductions		8,429
Total assets		142,734,897

Liabilities
Payable for investments purchased	$ 2,030,280
Payable for fund shares redeemed	32,982
Other affiliated payables	16,646
Total liabilities		2,079,908

Net Assets		$ 140,654,989
Net Assets consist of:
Paid in capital		$ 134,466,743
Undistributed net investment income		63,997
Accumulated undistributed net realized gain (loss) on investments		(466,044)
Net unrealized appreciation (depreciation) on investments		6,590,293
Net Assets, for 11,226,546 shares outstanding		$ 140,654,989
Net Asset Value, offering price and redemption price per share ($140,654,989 ÷ 11,226,546 shares)		$ 12.53

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 1,641,560

Expenses
Transfer agent fees	$ 124,583
Independent trustees' compensation	263
Total expenses before reductions	124,846
Expense reductions	(55,880)	68,966
Net investment income (loss)		1,572,594
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(445,644)
Capital gain distributions from underlying funds	1,335,871
Total net realized gain (loss)		890,227
Change in net unrealized appreciation (depreciation) on investment securities		3,172,660
Net gain (loss)		4,062,887
Net increase (decrease) in net assets resulting from operations		$ 5,635,481

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,572,594	$ 276,910
Net realized gain (loss)	890,227	38,651
Change in net unrealized appreciation (depreciation)	3,172,660	3,376,487
Net increase (decrease) in net assets resulting from operations	5,635,481	3,692,048
Distributions to shareholders from net investment income	(1,517,162)	(260,515)
Distributions to shareholders from net realized gain	(1,363,980)	(38,272)
Total distributions	(2,881,142)	(298,787)
Share transactions Proceeds from sales of shares	114,576,873	34,393,320
Reinvestment of distributions	2,881,142	298,787
Cost of shares redeemed	(16,315,643)	(2,965,316)
Net increase (decrease) in net assets resulting from share transactions	101,142,372	31,726,791
Total increase (decrease) in net assets	103,896,711	35,120,052

Net Assets
Beginning of period	36,758,278	1,638,226
End of period (including undistributed net investment income of $63,997 and undistributed net investment income of $17,566, respectively)	$ 140,654,989	$ 36,758,278
Other Information Shares
Sold	9,444,552	2,970,926
Issued in reinvestment of distributions	251,918	24,655
Redeemed	(1,357,568)	(255,549)
Net increase (decrease)	8,338,902	2,740,032

Financial Highlights

Years ended March 31,	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.20	.04
Net realized and unrealized gain (loss)	(.09) E	1.59	1.18
Total from investment operations	.14	1.79	1.22
Distributions from net investment income	(.18)	(.14)	(.11)
Distributions from net realized gain	(.16)	(.02)	(.01)
Total distributions	(.34)	(.16)	(.12)
Net asset value, end of period	$ 12.53	$ 12.73	$ 11.10
Total Return B,C	1.39%	16.19%	12.18%
Ratios to Average Net Assets G,H
Expenses before reductions	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.08%	.05%	.04% A
Expenses net of all reductions	.08%	.05%	.04% A
Net investment income (loss)	1.89%	1.72%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,655	$ 36,758	$ 1,638
Portfolio turnover rate	15%	11%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2055 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.9	9.8
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	55.9	55.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	24.0	24.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	10.2	10.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	24.0%
Investment Grade Bond Funds	10.2%

Six months ago
Commodity Funds	9.8%
Domestic Equity Funds	55.8%
Developed International Equity Funds	24.0%
Investment Grade Bond Funds	10.4%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	23.9%
Investment Grade Bond Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom Index 2055 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund Class F	87,224	$ 788,503
Domestic Equity Funds - 55.9%
Fidelity Spartan Total Market Index Fund Class F	108,642	4,430,403
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,075,062)		5,218,906
International Equity Funds - 24.0%

Developed International Equity Funds - 24.0%
Fidelity Series Global ex U.S. Index Fund (Cost $1,969,147)	179,672	1,904,528
Bond Funds - 10.2%
	Shares	Value
Investment Grade Bond Funds - 10.2%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $804,043)	68,920	$ 808,431
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,848,252)	7,931,865
NET OTHER ASSETS (LIABILITIES) - 0.0%	(442)
NET ASSETS - 100%	$ 7,931,423
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $7,848,252) - See accompanying schedule		$ 7,931,865
Cash		15
Receivable for investments sold		70,982
Receivable for fund shares sold		35,785
Receivable from affiliate for expense reductions		485
Total assets		8,039,132

Liabilities
Payable for investments purchased	$ 106,675
Payable for fund shares redeemed	94
Other affiliated payables	940
Total liabilities		107,709

Net Assets		$ 7,931,423
Net Assets consist of:
Paid in capital		$ 7,860,035
Undistributed net investment income		2,649
Accumulated undistributed net realized gain (loss) on investments		(14,874)
Net unrealized appreciation (depreciation) on investments		83,613
Net Assets, for 804,342 shares outstanding		$ 7,931,423
Net Asset Value, offering price and redemption price per share ($7,931,423 ÷ 804,342 shares)		$ 9.86

Statement of Operations

	For the period June 1, 2011 (commencement of operations) to March 31, 2012

Investment Income
Income distributions from underlying funds		$ 85,817
Interest		15
Total income		85,832

Expenses
Transfer agent fees	$ 6,827
Independent trustees' compensation	15
Total expenses before reductions	6,842
Expense reductions	(3,675)	3,167
Net investment income (loss)		82,665
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,768)
Capital gain distributions from underlying funds	83,261
Total net realized gain (loss)		69,493
Change in net unrealized appreciation (depreciation) on investment securities		83,613
Net gain (loss)		153,106
Net increase (decrease) in net assets resulting from operations		$ 235,771

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,665
Net realized gain (loss)	69,493
Change in net unrealized appreciation (depreciation)	83,613
Net increase (decrease) in net assets resulting from operations	235,771
Distributions to shareholders from net investment income	(79,792)
Distributions to shareholders from net realized gain	(84,591)
Total distributions	(164,383)
Share transactions Proceeds from sales of shares	7,938,066
Reinvestment of distributions	164,383
Cost of shares redeemed	(242,414)
Net increase (decrease) in net assets resulting from share transactions	7,860,035
Total increase (decrease) in net assets	7,931,423

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,649)	$ 7,931,423
Other Information Shares
Sold	811,446
Issued in reinvestment of distributions	18,326
Redeemed	(25,430)
Net increase (decrease)	804,342

Financial Highlights

Period ended March 31,	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14
Net realized and unrealized gain (loss)	(.01) H
Total from investment operations	.13
Distributions from net investment income	(.13)
Distributions from net realized gain	(.14)
Total distributions	(.27)
Net asset value, end of period	$ 9.86
Total Return B,C	1.61%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,931
Portfolio turnover rate	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 1, 2011 (commencement of operations) to March 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Fidelity Freedom Index 2055 Fund commenced operations on June 1, 2011. The Funds invest primarily in a combination of other Fidelity equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$ 65,708,771	$ $2,116,001	$ (415,039)	$ 1,700,962
Fidelity Freedom Index 2000 Fund	38,790,434	1,280,567	(268,947)	1,011,620
Fidelity Freedom Index 2005 Fund	43,040,683	1,652,897	(704,309)	948,588
Fidelity Freedom Index 2010 Fund	227,852,231	14,032,689	(3,709,015)	10,323,674
Fidelity Freedom Index 2015 Fund	396,642,662	22,072,311	(6,307,330)	15,764,981
Fidelity Freedom Index 2020 Fund	775,720,990	49,645,014	(12,936,855)	36,708,159
Fidelity Freedom Index 2025 Fund	514,473,792	33,502,608	(10,532,954)	22,969,654
Fidelity Freedom Index 2030 Fund	622,196,073	44,040,735	(12,272,630)	31,768,105
Fidelity Freedom Index 2035 Fund	341,893,089	23,705,445	(8,194,235)	15,511,210
Fidelity Freedom Index 2040 Fund	388,253,459	30,052,387	(8,981,012)	21,071,375
Fidelity Freedom Index 2045 Fund	171,169,438	11,720,481	(3,997,693)	7,722,788
Fidelity Freedom Index 2050 Fund	134,538,956	9,291,719	(3,167,470)	6,124,249
Fidelity Freedom Index 2055 Fund	7,863,126	335,782	(267,043)	68,739

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$ 63,898	$ 26,679	$ 1,700,962
Fidelity Freedom Index 2000 Fund	82,858	24,955	1,011,620
Fidelity Freedom Index 2005 Fund	73,422	20,942	948,588
Fidelity Freedom Index 2010 Fund	428,607	82,751	10,323,674
Fidelity Freedom Index 2015 Fund	741,613	155,606	15,764,981
Fidelity Freedom Index 2020 Fund	1,399,938	190,171	36,708,159
Fidelity Freedom Index 2025 Fund	795,293	76,489	22,969,654
Fidelity Freedom Index 2030 Fund	908,338	58,109	31,768,105
Fidelity Freedom Index 2035 Fund	313,625	-	15,511,210
Fidelity Freedom Index 2040 Fund	333,756	-	21,071,375
Fidelity Freedom Index 2045 Fund	112,523	-	7,722,788
Fidelity Freedom Index 2050 Fund	63,996	-	6,124,249
Fidelity Freedom Index 2055 Fund	2,650	-	68,739

The tax character of distributions paid was as follows:

March 31, 2012	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$ 1,057,352	$ 83,327	$ 1,140,679
Fidelity Freedom Index 2000 Fund	659,247	62,551	721,798
Fidelity Freedom Index 2005 Fund	889,212	69,899	959,111
Fidelity Freedom Index 2010 Fund	5,770,494	531,647	6,302,141
Fidelity Freedom Index 2015 Fund	8,955,426	678,270	9,633,696
Fidelity Freedom Index 2020 Fund	18,210,502	1,473,948	19,684,450
Fidelity Freedom Index 2025 Fund	11,952,668	914,754	12,867,422
Fidelity Freedom Index 2030 Fund	14,523,494	1,129,765	15,653,259
Fidelity Freedom Index 2035 Fund	7,715,869	545,912	8,261,781
Fidelity Freedom Index 2040 Fund	9,159,523	666,031	9,825,554
Fidelity Freedom Index 2045 Fund	3,552,929	243,660	3,796,589
Fidelity Freedom Index 2050 Fund	2,703,942	177,200	2,881,142
Fidelity Freedom Index 2055 Fund	154,784	9,599	164,383

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows - continued

March 31, 2011	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$ 242,921	$ 26,673	$ 269,594
Fidelity Freedom Index 2000 Fund	173,011	21,551	194,562
Fidelity Freedom Index 2005 Fund	101,909	9,876	111,785
Fidelity Freedom Index 2010 Fund	1,203,761	123,127	1,326,888
Fidelity Freedom Index 2015 Fund	1,425,865	155,681	1,581,546
Fidelity Freedom Index 2020 Fund	3,388,245	322,439	3,710,684
Fidelity Freedom Index 2025 Fund	1,748,235	116,783	1,865,018
Fidelity Freedom Index 2030 Fund	2,554,982	199,269	2,754,251
Fidelity Freedom Index 2035 Fund	1,043,801	61,960	1,105,761
Fidelity Freedom Index 2040 Fund	1,528,581	88,145	1,616,726
Fidelity Freedom Index 2045 Fund	403,246	18,477	421,723
Fidelity Freedom Index 2050 Fund	289,219	9,568	298,787

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	44,561,235	16,552,395
Fidelity Freedom Index 2000 Fund	26,028,799	12,233,736
Fidelity Freedom Index 2005 Fund	33,760,924	13,545,240
Fidelity Freedom Index 2010 Fund	156,348,147	64,962,045
Fidelity Freedom Index 2015 Fund	257,131,758	70,913,436
Fidelity Freedom Index 2020 Fund	498,032,572	120,765,254
Fidelity Freedom Index 2025 Fund	349,243,191	69,405,949
Fidelity Freedom Index 2030 Fund	409,517,360	81,181,752
Fidelity Freedom Index 2035 Fund	238,410,369	35,947,308
Fidelity Freedom Index 2040 Fund	274,762,882	44,490,125
Fidelity Freedom Index 2045 Fund	137,807,286	15,921,275
Fidelity Freedom Index 2050 Fund	113,254,714	12,078,195
Fidelity Freedom Index 2055 Fund	8,522,348	660,430

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each Fund were as follows:

	Amount	% of Average Net Assets
Fidelity Freedom Index Income Fund	$ 78,605.15%
Fidelity Freedom Index 2000 Fund	50,876.15%
Fidelity Freedom Index 2005 Fund	54,299.15%
Fidelity Freedom Index 2010 Fund	291,492.15%
Fidelity Freedom Index 2015 Fund	463,640.15%
Fidelity Freedom Index 2020 Fund	892,880.15%
Fidelity Freedom Index 2025 Fund	562,766.15%
Fidelity Freedom Index 2030 Fund	683,332.15%
Fidelity Freedom Index 2035 Fund	359,713.15%
Fidelity Freedom Index 2040 Fund	421,817.15%
Fidelity Freedom Index 2045 Fund	163,790.15%
Fidelity Freedom Index 2050 Fund	124,583.15%
Fidelity Freedom Index 2055 Fund	6,827.15%

5. Expense Reductions.

FMR contractually agreed to reimburse each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place until May 31, 2015. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Freedom Index Income Fund	.19%	$ 30,310
Fidelity Freedom Index 2000 Fund	.19%	20,615
Fidelity Freedom Index 2005 Fund	.19%	21,617
Fidelity Freedom Index 2010 Fund	.19%	112,193
Fidelity Freedom Index 2015 Fund	.19%	174,220
Fidelity Freedom Index 2020 Fund	.19%	343,890
Fidelity Freedom Index 2025 Fund	.19%	221,902
Fidelity Freedom Index 2030 Fund	.19%	282,088
Fidelity Freedom Index 2035 Fund	.19%	160,389
Fidelity Freedom Index 2040 Fund	.19%	192,935
Fidelity Freedom Index 2045 Fund	.19%	70,940
Fidelity Freedom Index 2050 Fund	.19%	55,880
Fidelity Freedom Index 2055 Fund	.19%	3,675

Annual Report

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Index Funds were the owners of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	Fidelity Freedom Index Fund 2020	Fidelity Freedom Index Fund 2025	Fidelity Freedom Index Fund 2030	Fidelity Freedom Index Fund 2035	Fidelity Freedom Index Fund 2040
Fidelity Series Global ex U.S. Index Fund	18%	14%	18%	11%	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	100%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 64% of the outstanding shares of Fidelity Freedom Index 2055 Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund (the Funds), including the schedules of investments, as of March 31, 2012, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund as of March 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom Index Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom Index Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Index Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Index Fund's performance. If the interests of a Fidelity Freedom Index Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Index Fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 432 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Index Income Fund	05/07/12	05/04/12	$0.010	$0.007
Fidelity Freedom Index 2000 Fund	05/07/12	05/04/12	$0.021	$0.009
Fidelity Freedom Index 2005 Fund	05/07/12	05/04/12	$0.019	$0.006
Fidelity Freedom Index 2010 Fund	05/14/12	05/11/12	$0.019	$0.005
Fidelity Freedom Index 2015 Fund	05/14/12	05/11/12	$0.018	$0.006
Fidelity Freedom Index 2020 Fund	05/14/12	05/11/12	$0.018	$0.004
Fidelity Freedom Index 2025 Fund	05/14/12	05/11/12	$0.015	$0.003
Fidelity Freedom Index 2030 Fund	05/07/12	05/04/12	$0.015	$0.003
Fidelity Freedom Index 2035 Fund	05/07/12	05/04/12	$0.011	$0.000
Fidelity Freedom Index 2040 Fund	05/07/12	05/04/12	$0.010	$0.001
Fidelity Freedom Index 2045 Fund	05/07/12	05/04/12	$0.008	$0.000
Fidelity Freedom Index 2050 Fund	05/14/12	05/11/12	$0.007	$0.000
Fidelity Freedom Index 2055 Fund	05/14/12	05/11/12	$0.004	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index Income Fund	$ 100,390
Fidelity Freedom Index 2000 Fund	$ 68,007
Fidelity Freedom Index 2005 Fund	$ 82,468
Fidelity Freedom Index 2010 Fund	$ 468,434
Fidelity Freedom Index 2015 Fund	$ 748,819
Fidelity Freedom Index 2020 Fund	$ 1,442,021
Fidelity Freedom Index 2025 Fund	$ 871,792
Fidelity Freedom Index 2030 Fund	$ 1,046,345
Fidelity Freedom Index 2035 Fund	$ 496,031
Fidelity Freedom Index 2040 Fund	$ 588,154
Fidelity Freedom Index 2045 Fund	$ 219,785
Fidelity Freedom Index 2050 Fund	$ 160,320
Fidelity Freedom Index 2055 Fund	$ 9,521

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	31.05%
Fidelity Freedom Index 2000 Fund	30.28%
Fidelity Freedom Index 2005 Fund	20.99%
Fidelity Freedom Index 2010 Fund	19.63%
Fidelity Freedom Index 2015 Fund	19.39%
Fidelity Freedom Index 2020 Fund	15.86%
Fidelity Freedom Index 2025 Fund	11.39%
Fidelity Freedom Index 2030 Fund	7.79%
Fidelity Freedom Index 2035 Fund	3.96%
Fidelity Freedom Index 2040 Fund	3.79%
Fidelity Freedom Index 2045 Fund	3.32%
Fidelity Freedom Index 2050 Fund	2.62%
Fidelity Freedom Index 2055 Fund	2.17%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Index Income Fund
May 2011	9%
June 2011	13%
July 2011	13%
August 2011	13%
September 2011	13%
October 2011	13%
November 2011	13%
December 2011	13%
February 2012	0%
March 2012	0%
Fidelity Freedom Index 2000 Fund
December 2011	13%
Fidelity Freedom Index 2005 Fund
December 2011	19%
Fidelity Freedom Index 2010 Fund
May 2011 December 2011	1% 20%
Fidelity Freedom Index 2015 Fund
May 2011 December 2011	1% 21%
Fidelity Freedom Index 2020 Fund
May 2011 December 2011	1% 23%
Fidelity Freedom Index 2025 Fund
May 2011 December 2011	1% 24%
Fidelity Freedom Index 2030 Fund
May 2011 December 2011	1% 24%
Fidelity Freedom Index 2035 Fund
May 2011 December 2011	4% 30%
Fidelity Freedom Index 2040 Fund
May 2011 December 2011	1% 30%
Fidelity Freedom Index 2045 Fund
May 2011 December 2011	6% 32%
Fidelity Freedom Index 2050 Fund
May 2011 December 2011	6% 32%
Fidelity Freedom Index 2055 Fund
December 2011	29%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Index Income Fund
May 2011	13%
June 2011	20%
July 2011	20%
August 2011	20%
September 2011	20%
October 2011	20%
November 2011	20%
December 2011	20%
February 2012	0%
March 2012	0%
Fidelity Freedom Index 2000 Fund
May 2011 December 2011	1% 20%
Fidelity Freedom Index 2005 Fund
May 2011 December 2011	1% 28%
Fidelity Freedom Index 2010 Fund
May 2011 December 2011	2% 30%
Fidelity Freedom Index 2015 Fund
May 2011 December 2011	2% 32%
Fidelity Freedom Index 2020 Fund
May 2011 December 2011	3% 34%
Fidelity Freedom Index 2025 Fund
May 2011 December 2011	3% 40%
Fidelity Freedom Index 2030 Fund
May 2011 December 2011	3% 41%
Fidelity Freedom Index 2035 Fund
May 2011 December 2011	6% 46%
Fidelity Freedom Index 2040 Fund
May 2011 December 2011	2% 45%
Fidelity Freedom Index 2045 Fund
May 2011 December 2011	10% 47%
Fidelity Freedom Index 2050 Fund
May 2011 December 2011	9% 49%
Fidelity Freedom Index 2055 Fund
December 2011	45%

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

The Bank of New York Mellon

New York, NY
2055

FRX-W-ANN-0512
1.899264.102

Fidelity Freedom K® Funds -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Annual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom K® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom K® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® Income Fund	3.50%	8.52%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® Income Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2000 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® 2000 Fund	3.41%	8.76%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2000 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® 2005 Fund	2.83%	11.84%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2005 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® 2010 Fund	3.08%	12.87%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2010 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® 2015 Fund	3.00%	13.19%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2015 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom K® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® 2020 Fund	2.50%	14.57%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2020 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® 2025 Fund	2.02%	15.26%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2025 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® 2030 Fund	1.62%	15.75%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2030 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® 2035 Fund	0.78%	16.02%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2035 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® 2040 Fund	0.67%	16.22%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2040 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® 2045 Fund	0.45%	16.37%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2045 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Life of fund A
Fidelity Freedom K® 2050 Fund	0.06%	16.50%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2050 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2055 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2055 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2055 Fund on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rebounded sharply after a summer swoon, as signs of stabilization in the eurozone and better-than-expected U.S. economic and job growth sparked a strong late-period rally that helped several major equity benchmarks notch their biggest first-quarter percentage gains since 1998. Stocks began the 12-month period ending March 31, 2012, on good footing, but the deepening financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade conspired against them throughout the summer and early fall. In October, however, stocks staged a spirited recovery, as investors regained their appetite for riskier assets, supported by improved manufacturing, consumer and employment data. The rally accelerated later in the period and the market broadened beyond high-quality large-cap companies as investor confidence continued to improve. For the full 12 months, the S&P 500® Index rose 8.54%, while the technology-heavy Nasdaq Composite® Index gained 12.31%. Six consecutive months of advances to end the period helped lift the blue-chip-laden Dow Jones Industrial AverageSM 10.18% for the year, and post its best first-quarter point gain in history. Looking abroad, prevailing debt woes curbed results for foreign developed-markets stocks, with the MSCI® EAFE® (Europe, Australasia, Far East) Index falling 5.65%. Meanwhile, U.S. high-yield bonds experienced a similar recovery to domestic equities, finishing the year up 5.63%, as measured by The BofA Merrill LynchSM US High Yield Constrained Index. Periodic flights to safety, especially during the first half of the period, bolstered U.S. investment-grade debt for the 12 months overall, with the Barclays® U.S. Aggregate Bond Index gaining 7.71%.

Comments from Christopher Sharpe, Co-Portfolio Manager of Fidelity Freedom K Funds®, and Andrew Dierdorf, who became Co-Portfolio Manager on June 21, 2011: For the year, each of the Freedom K Funds posted a positive absolute return, with the shorter-dated, more-conservative funds - for those shareholders closer to or in retirement - faring the best. In relative terms, all of the Freedom K Funds underperformed their respective Composite benchmarks, largely due to weak results from our underlying domestic equity funds. The performance for Freedom K 2055, which commenced operations in June 2011, was positive on an absolute basis, but also fell short of its Composite benchmark. (For specific Fund results, please refer to the performance section of this report.) Our underlying actively managed equity funds struggled for much of the year, as stocks were influenced more by macro factors than by the fundamental value of individual companies and tended to move in unison - unfavorable conditions for bottom-up security selection. That said, the stock picking environment improved dramatically in the first quarter of 2012, with the market broadening beyond high-quality, large-cap, dividend-yielding companies. Despite the welcome change in climate, both the Funds' U.S. equity and non-U.S. equity asset classes finished behind their respective benchmark indexes for the full year, which was detrimental to the relative performance for each of the Funds, but especially the longer-dated Funds with higher allocations to these two categories. In aggregate, the Funds' underlying U.S. equity investments lagged the 7.28% increase of the Dow Jones U.S. Total Stock Market IndexSM. Fidelity® Series Large Cap Value Fund Class F, Fidelity® Disciplined Equity Fund Class F and Fidelity Series All-Sector Equity Fund Class F - each weighed down by unfavorable security selection - held back the relative performance of the Funds' U.S. equity investments. Fidelity Series Commodity Strategy Fund Class F also detracted during the period. Slower economic growth, especially in developing countries such as China, resulted in declining demand for the base metals segment of commodities, which includes aluminum, copper, nickel and zinc. On a positive note, Fidelity Growth Company Fund Class F, Fidelity Series 100 Index Fund and Fidelity Blue Chip Growth Fund Class F each outpaced the Dow Jones index by a solid margin. Turning to the non-U.S. equity asset class, the Funds' underlying investments, in aggregate, underperformed the benchmark, the MSCI® EAFE® (Europe, Australasia, Far East) Index, which declined 5.65%. Here, Fidelity Series International Value Fund Class F was the biggest detractor for the period, experiencing a double-digit decline. Fidelity Series Emerging Markets Fund Class F also hurt performance. Emerging markets suffered from a lackluster outlook for economic growth within developing countries, as well as investors shunning riskier investments for most of the period. However, Fidelity Series International Growth Fund Class F and Fidelity Series International Small Cap Fund Class F - despite the latter's modest decline - were bright spots within this asset class, as each beat the MSCI® EAFE® index. The Funds' fixed-income investments - particularly the higher-quality securities included in the investment-grade bond category - were the strongest contributors in an environment where investors favored perceived safety and interest rates remained at a historical low. However, the Funds' investments in the bond asset class, in aggregate, fell just short of the Barclays® U.S. Aggregate Bond Index - which rose 7.71% - mainly because of their allocation to Fidelity Series High Income Fund Class F. Even though this underlying high-yield fund posted a solid single-digit gain, it lagged the investment-grade benchmark, therefore weighing on the Funds' overall relative performance. Fidelity Strategic Real Return Fund Class F, which was removed from the suite of underlying bond funds in this asset class in the fall, also hurt results. Conversely, the Funds' position in Fidelity Series Investment Grade Bond Fund Class F edged the Barclays index, helping the Funds narrow the performance gap. In the short-term debt asset class, Fidelity Short-Term Bond Fund Class F helped the Funds solidly outpace the 0.07% result of the Barclays® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Freedom K® Income Fund	.05%
Actual		$ 1,000.00	$ 1,060.20	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
Fidelity Freedom K® 2000 Fund	.05%
Actual		$ 1,000.00	$ 1,060.60	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
Fidelity Freedom K® 2005 Fund	.05%
Actual		$ 1,000.00	$ 1,098.80	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
Fidelity Freedom K® 2010 Fund	.05%
Actual		$ 1,000.00	$ 1,120.10	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
Fidelity Freedom K® 2015 Fund	.05%
Actual		$ 1,000.00	$ 1,122.20	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
Fidelity Freedom K® 2020 Fund	.05%
Actual		$ 1,000.00	$ 1,140.10	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
Fidelity Freedom K® 2025 Fund	.05%
Actual		$ 1,000.00	$ 1,162.20	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
Fidelity Freedom K® 2030 Fund	.05%
Actual		$ 1,000.00	$ 1,169.40	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
Fidelity Freedom K® 2035 Fund	.05%
Actual		$ 1,000.00	$ 1,188.60	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Fidelity Freedom K® 2040 Fund	.05%
Actual		$ 1,000.00	$ 1,191.70	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
Fidelity Freedom K® 2045 Fund	.05%
Actual		$ 1,000.00	$ 1,197.10	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
Fidelity Freedom K® 2050 Fund	.05%
Actual		$ 1,000.00	$ 1,204.00	$ .28
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25
Fidelity Freedom K® 2055 Fund	.05%
Actual		$ 1,000.00	$ 1,207.50	$ .28
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .25

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Freedom K® Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.9	0.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	0.9	0.8
Fidelity Disciplined Equity Fund Class F	1.8	2.1
Fidelity Growth Company Fund Class F	2.0	1.9
Fidelity Series 100 Index Fund	1.6	1.5
Fidelity Series All-Sector Equity Fund Class F	2.7	2.6
Fidelity Series Large Cap Value Fund Class F	2.5	2.3
Fidelity Series Real Estate Equity Fund Class F	0.2	0.0
Fidelity Series Small Cap Opportunities Fund Class F	0.5	0.4
Fidelity Small Cap Growth Fund Class F	0.3	0.2
Fidelity Small Cap Value Fund Class F	0.3	0.2
	12.8	12.0
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.2
Fidelity Overseas Fund Class F	0.0	0.2
Fidelity Series International Growth Fund Class F	1.9	1.6
Fidelity Series International Small Cap Fund Class F	0.4	0.3
Fidelity Series International Value Fund Class F	1.9	1.5
	4.2	3.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.2	1.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.2	0.0
Fidelity Series High Income Fund Class F	4.7	4.6
Fidelity Series Real Estate Income Fund Class F	0.6	0.0
	7.0	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	11.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.1	20.6
Fidelity Strategic Real Return Fund Class F	0.0	4.0
	21.1	24.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	21.8	22.5
Fidelity Short Term Bond Fund Class F	18.0	19.2
	39.8	41.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.9%
Domestic Equity Funds	12.8%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.8%

Six months ago
Commodity Funds	0.7%
Domestic Equity Funds	12.0%
Developed International Equity Funds	3.8%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	11.1%
Investment Grade Bond Funds	24.6%
Short-Term Funds	41.7%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® Income Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F	2,711,310	$ 24,510,243
Domestic Equity Funds - 12.8%
Fidelity Blue Chip Growth Fund Class F	235,996	11,913,062
Fidelity Disciplined Equity Fund Class F	970,219	23,498,713
Fidelity Growth Company Fund Class F	268,020	26,249,908
Fidelity Series 100 Index Fund	2,034,595	20,244,219
Fidelity Series All-Sector Equity Fund Class F	2,740,168	35,074,147
Fidelity Series Large Cap Value Fund Class F	2,840,075	32,121,250
Fidelity Series Real Estate Equity Fund Class F	166,684	1,968,535
Fidelity Series Small Cap Opportunities Fund Class F	532,010	6,229,832
Fidelity Small Cap Growth Fund Class F	211,325	3,562,947
Fidelity Small Cap Value Fund Class F	227,122	3,563,551
TOTAL DOMESTIC EQUITY FUNDS		164,426,164
TOTAL DOMESTIC EQUITY FUNDS (Cost $170,868,770)		188,936,407
International Equity Funds - 5.4%

Developed International Equity Funds - 4.2%
Fidelity Series International Growth Fund Class F	2,144,843	24,558,450
Fidelity Series International Small Cap Fund Class F	416,436	5,005,566
Fidelity Series International Value Fund Class F	2,727,329	23,973,226
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		53,537,242
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	964,190	15,938,069
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $67,444,764)		69,475,311
Bond Funds - 40.1%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F	594,239	$ 6,174,144
Fidelity Series Floating Rate High Income Fund Class F	1,400,174	14,547,804
Fidelity Series High Income Fund Class F	6,125,985	60,647,249
Fidelity Series Real Estate Income Fund Class F	687,125	7,379,720
TOTAL HIGH YIELD BOND FUNDS		88,748,917
Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	13,696,359	154,221,002
Investment Grade Bond Funds - 21.1%
Fidelity Series Investment Grade Bond Fund Class F	23,174,499	270,909,899
TOTAL BOND FUNDS (Cost $505,818,922)		513,879,818
Short-Term Funds - 39.8%

Fidelity Institutional Money Market Portfolio Class F	278,315,194	278,315,194
Fidelity Short Term Bond Fund Class F	27,054,677	230,776,396
TOTAL SHORT-TERM FUNDS (Cost $507,338,454)		509,091,590
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,251,470,910)		1,281,383,126
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51,620)
NET ASSETS - 100%		$ 1,281,331,506
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $1,251,470,910) - See accompanying schedule		$ 1,281,383,126
Receivable for investments sold		35
Receivable for fund shares sold		20,954,838
Total assets		1,302,337,999

Liabilities
Payable for investments purchased	$ 19,996,879
Payable for fund shares redeemed	957,991
Transfer agent fees payable	51,623
Total liabilities		21,006,493

Net Assets		$ 1,281,331,506
Net Assets consist of:
Paid in capital		$ 1,246,499,150
Undistributed net investment income		1,363,054
Accumulated undistributed net realized gain (loss) on investments		3,557,086
Net unrealized appreciation (depreciation) on investments		29,912,216
Net Assets, for 109,885,880 shares outstanding		$ 1,281,331,506
Net Asset Value, offering price and redemption price per share ($1,281,331,506 ÷ 109,885,880 shares)		$ 11.66

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 15,415,149

Expenses
Transfer agent fees	$ 462,761
Independent trustees' compensation	2,969
Total expenses		465,730
Net investment income (loss)		14,949,419
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,061,494
Capital gain distributions from underlying funds	13,234,400
Total net realized gain (loss)		14,295,894
Change in net unrealized appreciation (depreciation) on underlying funds		10,607,304
Net gain (loss)		24,903,198
Net increase (decrease) in net assets resulting from operations		$ 39,852,617

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,949,419	$ 6,968,683
Net realized gain (loss)	14,295,894	7,658,530
Change in net unrealized appreciation (depreciation)	10,607,304	17,616,003
Net increase (decrease) in net assets resulting from operations	39,852,617	32,243,216
Distributions to shareholders from net investment income	(14,314,692)	(6,456,673)
Distributions to shareholders from net realized gain	(15,065,060)	(3,451,587)
Total distributions	(29,379,752)	(9,908,260)
Share transactions Proceeds from sales of shares	941,766,818	628,789,328
Reinvestment of distributions	29,379,752	9,908,260
Cost of shares redeemed	(336,343,461)	(148,753,789)
Net increase (decrease) in net assets resulting from share transactions	634,803,109	489,943,799
Total increase (decrease) in net assets	645,275,974	512,278,755

Net Assets
Beginning of period	636,055,532	123,776,777
End of period (including undistributed net investment income of $1,363,054 and undistributed net investment income of $728,326, respectively)	$ 1,281,331,506	$ 636,055,532
Other Information Shares
Sold	81,922,597	55,680,023
Issued in reinvestment of distributions	2,570,739	870,986
Redeemed	(29,269,759)	(13,039,974)
Net increase (decrease)	55,223,577	43,511,035

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.19	.20	.17
Net realized and unrealized gain (loss)	.21	.61	1.09
Total from investment operations	.40	.81	1.26
Distributions from net investment income	(.18)	(.18)	(.13)
Distributions from net realized gain	(.19)	(.09)	(.03)
Total distributions	(.38) G	(.27)	(.16)
Net asset value, end of period	$ 11.66	$ 11.64	$ 11.10
Total Return B	3.50%	7.37%	12.66%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.67%	1.77%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,281,332	$ 636,056	$ 123,777
Portfolio turnover rate	20%	32%	32% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CCalculated based on average shares outstanding during the period. DAmounts do not include the activity of the Underlying Funds. EFor the period July 2, 2009 (commencement of operations) to March 31, 2010. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. GTotal distributions of $.38 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.194 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.9	0.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	0.9	0.8
Fidelity Disciplined Equity Fund Class F	1.8	2.1
Fidelity Growth Company Fund Class F	2.0	1.9
Fidelity Series 100 Index Fund	1.6	1.5
Fidelity Series All-Sector Equity Fund Class F	2.7	2.6
Fidelity Series Large Cap Value Fund Class F	2.5	2.4
Fidelity Series Real Estate Equity Fund Class F	0.2	0.0
Fidelity Series Small Cap Opportunities Fund Class F	0.5	0.4
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.2
	12.8	12.2
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.2
Fidelity Overseas Fund Class F	0.0	0.2
Fidelity Series International Growth Fund Class F	1.9	1.6
Fidelity Series International Small Cap Fund Class F	0.4	0.4
Fidelity Series International Value Fund Class F	1.9	1.5
	4.2	3.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.2	1.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.2	0.0
Fidelity Series High Income Fund Class F	4.7	4.5
Fidelity Series Real Estate Income Fund Class F	0.6	0.0
	7.0	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	10.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.2	20.3
Fidelity Strategic Real Return Fund Class F	0.0	4.0
	21.2	24.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	21.8	22.5
Fidelity Short Term Bond Fund Class F	17.9	19.3
	39.7	41.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.9%
Domestic Equity Funds	12.8%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.2%
Short-Term Funds	39.7%

Six months ago
Commodity Funds	0.9%
Domestic Equity Funds	12.2%
Developed International Equity Funds	3.9%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.9%
Investment Grade Bond Funds	24.3%
Short-Term Funds	41.8%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2000 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F	1,408,254	$ 12,730,619
Domestic Equity Funds - 12.8%
Fidelity Blue Chip Growth Fund Class F	121,930	6,155,014
Fidelity Disciplined Equity Fund Class F	501,342	12,142,506
Fidelity Growth Company Fund Class F	138,713	13,585,534
Fidelity Series 100 Index Fund	1,052,840	10,475,758
Fidelity Series All-Sector Equity Fund Class F	1,416,435	18,130,368
Fidelity Series Large Cap Value Fund Class F	1,467,236	16,594,442
Fidelity Series Real Estate Equity Fund Class F	85,371	1,008,230
Fidelity Series Small Cap Opportunities Fund Class F	274,767	3,217,521
Fidelity Small Cap Growth Fund Class F	109,071	1,838,943
Fidelity Small Cap Value Fund Class F	117,353	1,841,269
TOTAL DOMESTIC EQUITY FUNDS		84,989,585
TOTAL DOMESTIC EQUITY FUNDS (Cost $88,047,119)		97,720,204
International Equity Funds - 5.4%

Developed International Equity Funds - 4.2%
Fidelity Series International Growth Fund Class F	1,110,738	12,717,947
Fidelity Series International Small Cap Fund Class F	215,827	2,594,245
Fidelity Series International Value Fund Class F	1,410,239	12,396,004
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		27,708,196
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	499,579	8,258,041
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,096,950)		35,966,237
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F	308,525	$ 3,205,574
Fidelity Series Floating Rate High Income Fund Class F	725,456	7,537,492
Fidelity Series High Income Fund Class F	3,164,445	31,328,004
Fidelity Series Real Estate Income Fund Class F	355,515	3,818,236
TOTAL HIGH YIELD BOND FUNDS		45,889,306
Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,068,740	79,594,010
Investment Grade Bond Funds - 21.2%
Fidelity Series Investment Grade Bond Fund Class F	12,017,030	140,479,076
TOTAL BOND FUNDS (Cost $260,804,038)		265,962,392
Short-Term Funds - 39.7%

Fidelity Institutional Money Market Portfolio Class F	144,207,779	144,207,779
Fidelity Short Term Bond Fund Class F	13,932,300	118,842,517
TOTAL SHORT-TERM FUNDS (Cost $261,900,180)		263,050,296
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $645,848,287)	662,699,129
NET OTHER ASSETS (LIABILITIES) - 0.0%	(27,090)
NET ASSETS - 100%	$ 662,672,039
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $645,848,287) - See accompanying schedule		$ 662,699,129
Receivable for investments sold		21
Receivable for fund shares sold		846,834
Total assets		663,545,984

Liabilities
Payable for investments purchased	$ 420,967
Payable for fund shares redeemed	425,886
Transfer agent fees payable	27,092
Total liabilities		873,945

Net Assets		$ 662,672,039
Net Assets consist of:
Paid in capital		$ 641,908,807
Undistributed net investment income		1,886,958
Accumulated undistributed net realized gain (loss) on investments		2,025,432
Net unrealized appreciation (depreciation) on investments		16,850,842
Net Assets, for 56,066,502 shares outstanding		$ 662,672,039
Net Asset Value, offering price and redemption price per share ($662,672,039 ÷ 56,066,502 shares)		$ 11.82

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 8,859,579

Expenses
Transfer agent fees	$ 270,786
Independent trustees' compensation	1,770
Total expenses		272,556
Net investment income (loss)		8,587,023
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,084,968
Capital gain distributions from underlying funds	7,686,382
Total net realized gain (loss)		8,771,350
Change in net unrealized appreciation (depreciation) on underlying funds		3,383,207
Net gain (loss)		12,154,557
Net increase (decrease) in net assets resulting from operations		$ 20,741,580

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,587,023	$ 4,905,635
Net realized gain (loss)	8,771,350	5,674,571
Change in net unrealized appreciation (depreciation)	3,383,207	11,835,565
Net increase (decrease) in net assets resulting from operations	20,741,580	22,415,771
Distributions to shareholders from net investment income	(7,832,451)	(4,071,749)
Distributions to shareholders from net realized gain	(10,260,599)	(2,276,488)
Total distributions	(18,093,050)	(6,348,237)
Share transactions Proceeds from sales of shares	396,400,982	383,681,237
Reinvestment of distributions	18,093,050	6,348,237
Cost of shares redeemed	(169,656,839)	(78,384,622)
Net increase (decrease) in net assets resulting from share transactions	244,837,193	311,644,852
Total increase (decrease) in net assets	247,485,723	327,712,386

Net Assets
Beginning of period	415,186,316	87,473,930
End of period (including undistributed net investment income of $1,886,958 and undistributed net investment income of $1,132,386, respectively)	$ 662,672,039	$ 415,186,316
Other Information Shares
Sold	33,920,155	33,527,557
Issued in reinvestment of distributions	1,569,080	550,228
Redeemed	(14,530,318)	(6,779,360)
Net increase (decrease)	20,958,917	27,298,425

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.19	.20	.19
Net realized and unrealized gain (loss)	.20	.65	1.12
Total from investment operations	.39	.85	1.31
Distributions from net investment income	(.17)	(.14)	(.06)
Distributions from net realized gain	(.24)	(.08)	(.05)
Total distributions	(.40) G	(.22)	(.11)
Net asset value, end of period	$ 11.82	$ 11.83	$ 11.20
Total Return B	3.41%	7.68%	13.12%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.65%	1.74%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 662,672	$ 415,186	$ 87,474
Portfolio turnover rate	22%	36%	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the Underlying Funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.40 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.1	2.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.8	1.5
Fidelity Disciplined Equity Fund Class F	3.4	4.0
Fidelity Growth Company Fund Class F	3.9	3.8
Fidelity Series 100 Index Fund	3.0	3.0
Fidelity Series All-Sector Equity Fund Class F	5.1	5.1
Fidelity Series Large Cap Value Fund Class F	4.7	4.6
Fidelity Series Real Estate Equity Fund Class F	0.3	0.0
Fidelity Series Small Cap Opportunities Fund Class F	0.9	0.8
Fidelity Small Cap Growth Fund Class F	0.5	0.5
Fidelity Small Cap Value Fund Class F	0.5	0.5
	24.1	23.8
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.5
Fidelity Overseas Fund Class F	0.0	0.5
Fidelity Series International Growth Fund Class F	3.6	3.3
Fidelity Series International Small Cap Fund Class F	0.8	0.7
Fidelity Series International Value Fund Class F	3.5	2.9
	7.9	7.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.3	2.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.0	0.0
Fidelity Series High Income Fund Class F	4.7	4.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.0
	6.7	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.8	9.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	18.6	17.8
Fidelity Strategic Real Return Fund Class F	0.0	4.0
	18.6	21.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	14.6	15.0
Fidelity Short Term Bond Fund Class F	11.9	12.5
	26.5	27.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.1%
Domestic Equity Funds	24.1%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.6%
Short-Term Funds	26.5%

Six months ago
Commodity Funds	2.8%
Domestic Equity Funds	23.8%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	21.8%
Short-Term Funds	27.5%

Expected
Commodity Funds	4.0%
Domestic Equity Funds	22.6%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	19.7%
Short-Term Funds	29.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2005 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 28.2%
	Shares	Value
Commodity Funds - 4.1%
Fidelity Series Commodity Strategy Fund Class F	1,741,119	$ 15,739,714
Domestic Equity Funds - 24.1%
Fidelity Blue Chip Growth Fund Class F	134,246	6,776,717
Fidelity Disciplined Equity Fund Class F	551,070	13,346,911
Fidelity Growth Company Fund Class F	154,421	15,123,990
Fidelity Series 100 Index Fund	1,158,850	11,530,554
Fidelity Series All-Sector Equity Fund Class F	1,559,044	19,955,761
Fidelity Series Large Cap Value Fund Class F	1,616,661	18,284,432
Fidelity Series Real Estate Equity Fund Class F	90,412	1,067,768
Fidelity Series Small Cap Opportunities Fund Class F	302,540	3,542,746
Fidelity Small Cap Growth Fund Class F	120,308	2,028,390
Fidelity Small Cap Value Fund Class F	129,201	2,027,159
TOTAL DOMESTIC EQUITY FUNDS		93,684,428
TOTAL DOMESTIC EQUITY FUNDS (Cost $98,667,677)		109,424,142
International Equity Funds - 10.2%

Developed International Equity Funds - 7.9%
Fidelity Series International Growth Fund Class F	1,225,763	14,034,982
Fidelity Series International Small Cap Fund Class F	238,264	2,863,928
Fidelity Series International Value Fund Class F	1,555,222	13,670,401
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		30,569,311
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund Class F	551,251	9,112,177
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $38,276,662)		39,681,488
Bond Funds - 35.1%
	Shares	Value
High Yield Bond Funds - 6.7%
Fidelity Series Emerging Markets Debt Fund Class F	192,679	$ 2,001,930
Fidelity Series Floating Rate High Income Fund Class F	357,219	3,711,506
Fidelity Series High Income Fund Class F	1,841,762	18,233,445
Fidelity Series Real Estate Income Fund Class F	175,175	1,881,383
TOTAL HIGH YIELD BOND FUNDS		25,828,264
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,371,155	37,959,201
Investment Grade Bond Funds - 18.6%
Fidelity Series Investment Grade Bond Fund Class F	6,195,651	72,427,166
TOTAL BOND FUNDS (Cost $133,497,595)		136,214,631
Short-Term Funds - 26.5%

Fidelity Institutional Money Market Portfolio Class F	56,694,392	56,694,392
Fidelity Short Term Bond Fund Class F	5,393,878	46,009,778
TOTAL SHORT-TERM FUNDS (Cost $102,343,334)		102,704,170
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $372,785,268)	388,024,431
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,764)
NET ASSETS - 100%	$ 388,008,667
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $372,785,268) - See accompanying schedule		$ 388,024,431
Receivable for investments sold		6
Receivable for fund shares sold		856,368
Total assets		388,880,805

Liabilities
Payable for investments purchased	$ 214,597
Payable for fund shares redeemed	641,776
Transfer agent fees payable	15,765
Total liabilities		872,138

Net Assets		$ 388,008,667
Net Assets consist of:
Paid in capital		$ 370,370,873
Undistributed net investment income		959,716
Accumulated undistributed net realized gain (loss) on investments		1,438,915
Net unrealized appreciation (depreciation) on investments		15,239,163
Net Assets, for 30,680,095 shares outstanding		$ 388,008,667
Net Asset Value, offering price and redemption price per share ($388,008,667 ÷ 30,680,095 shares)		$ 12.65

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 5,256,892

Expenses
Transfer agent fees	$ 160,388
Independent trustees' compensation	1,048
Total expenses		161,436
Net investment income (loss)		5,095,456
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	209,785
Capital gain distributions from underlying funds	6,510,173
Total net realized gain (loss)		6,719,958
Change in net unrealized appreciation (depreciation) on underlying funds		(238,126)
Net gain (loss)		6,481,832
Net increase (decrease) in net assets resulting from operations		$ 11,577,288

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,095,456	$ 2,773,855
Net realized gain (loss)	6,719,958	4,249,974
Change in net unrealized appreciation (depreciation)	(238,126)	13,852,837
Net increase (decrease) in net assets resulting from operations	11,577,288	20,876,666
Distributions to shareholders from net investment income	(4,709,146)	(2,403,590)
Distributions to shareholders from net realized gain	(7,947,894)	(1,692,191)
Total distributions	(12,657,040)	(4,095,781)
Share transactions Proceeds from sales of shares	261,370,551	232,606,824
Reinvestment of distributions	12,657,040	4,095,781
Cost of shares redeemed	(142,755,897)	(60,749,803)
Net increase (decrease) in net assets resulting from share transactions	131,271,694	175,952,802
Total increase (decrease) in net assets	130,191,942	192,733,687

Net Assets
Beginning of period	257,816,725	65,083,038
End of period (including undistributed net investment income of $959,716 and undistributed net investment income of $556,880, respectively)	$ 388,008,667	$ 257,816,725
Other Information Shares
Sold	21,093,693	19,228,006
Issued in reinvestment of distributions	1,039,078	332,048
Redeemed	(11,566,245)	(4,938,344)
Net increase (decrease)	10,566,526	14,621,710

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.21	.21	.18
Net realized and unrealized gain (loss)	.13	1.05	1.76
Total from investment operations	.34	1.26	1.94
Distributions from net investment income	(.18)	(.17)	(.05)
Distributions from net realized gain	(.33)	(.12)	(.04)
Total distributions	(.51)	(.29)	(.09)
Net asset value, end of period	$ 12.65	$ 12.82	$ 11.85
Total Return B	2.83%	10.75%	19.42%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.06% A
Expenses net of fee waivers, if any	.05%	.05%	.06% A
Expenses net of all reductions	.05%	.05%	.06% A
Net investment income (loss)	1.66%	1.73%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,009	$ 257,817	$ 65,083
Portfolio turnover rate	37%	47%	40% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the Underlying Funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report
Fidelity Freedom K® 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.0	3.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.2	1.9
Fidelity Disciplined Equity Fund Class F	4.4	5.1
Fidelity Growth Company Fund Class F	5.0	4.7
Fidelity Series 100 Index Fund	3.8	3.7
Fidelity Series All-Sector Equity Fund Class F	6.6	6.4
Fidelity Series Large Cap Value Fund Class F	6.1	5.7
Fidelity Series Real Estate Equity Fund Class F	0.4	0.0
Fidelity Series Small Cap Opportunities Fund Class F	1.2	1.0
Fidelity Small Cap Growth Fund Class F	0.7	0.6
Fidelity Small Cap Value Fund Class F	0.7	0.6
	31.1	29.7
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.5
Fidelity Overseas Fund Class F	0.0	0.5
Fidelity Series International Growth Fund Class F	4.6	3.9
Fidelity Series International Small Cap Fund Class F	0.9	0.9
Fidelity Series International Value Fund Class F	4.5	3.7
	10.0	9.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.0	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.2	0.0
Fidelity Series High Income Fund Class F	4.7	4.8
Fidelity Series Real Estate Income Fund Class F	0.6	0.0
	7.1	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.6	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	22.0	22.4
Fidelity Strategic Real Return Fund Class F	0.0	4.8
	22.0	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	6.1	6.4
Fidelity Short Term Bond Fund Class F	5.1	5.5
	11.2	11.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.0%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.0%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	22.0%
Short-Term Funds	11.2%

Six months ago
Commodity Funds	3.8%
Domestic Equity Funds	29.7%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	27.2%
Short-Term Funds	11.9%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	30.2%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.7%
Short-Term Funds	12.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2010 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund Class F	23,110,055	$ 208,914,900
Domestic Equity Funds - 31.1%
Fidelity Blue Chip Growth Fund Class F	1,838,725	92,818,834
Fidelity Disciplined Equity Fund Class F	7,559,345	183,087,347
Fidelity Growth Company Fund Class F	2,115,739	207,215,514
Fidelity Series 100 Index Fund	15,867,665	157,883,269
Fidelity Series All-Sector Equity Fund Class F	21,348,470	273,260,410
Fidelity Series Large Cap Value Fund Class F	22,125,810	250,242,911
Fidelity Series Real Estate Equity Fund Class F	1,260,921	14,891,477
Fidelity Series Small Cap Opportunities Fund Class F	4,144,124	48,527,695
Fidelity Small Cap Growth Fund Class F	1,646,559	27,760,988
Fidelity Small Cap Value Fund Class F	1,769,321	27,760,644
TOTAL DOMESTIC EQUITY FUNDS		1,283,449,089
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,361,259,903)		1,492,363,989
International Equity Funds - 13.0%

Developed International Equity Funds - 10.0%
Fidelity Series International Growth Fund Class F	16,553,662	189,539,431
Fidelity Series International Small Cap Fund Class F	3,195,003	38,403,930
Fidelity Series International Value Fund Class F	21,092,789	185,405,620
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		413,348,981
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund Class F	7,431,604	122,844,413
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $523,646,594)		536,193,394
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund Class F	2,317,745	$ 24,081,367
Fidelity Series Floating Rate High Income Fund Class F	4,766,836	49,527,422
Fidelity Series High Income Fund Class F	19,672,295	194,755,724
Fidelity Series Real Estate Income Fund Class F	2,326,353	24,985,034
TOTAL HIGH YIELD BOND FUNDS		293,349,547
Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	38,757,065	436,404,556
Investment Grade Bond Funds - 22.0%
Fidelity Series Investment Grade Bond Fund Class F	77,710,944	908,440,941
TOTAL BOND FUNDS (Cost $1,606,767,592)		1,638,195,044
Short-Term Funds - 11.2%

Fidelity Institutional Money Market Portfolio Class F	253,130,402	253,130,402
Fidelity Short Term Bond Fund Class F	24,744,563	211,071,123
TOTAL SHORT-TERM FUNDS (Cost $462,337,138)		464,201,525
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,954,011,227)	4,130,953,952
NET OTHER ASSETS (LIABILITIES) - 0.0%	(168,010)
NET ASSETS - 100%	$ 4,130,785,942
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $3,954,011,227) - See accompanying schedule		$ 4,130,953,952
Cash		2
Receivable for fund shares sold		5,663,970
Total assets		4,136,617,924

Liabilities
Payable for investments purchased	$ 1,970,825
Payable for fund shares redeemed	3,693,145
Transfer agent fees payable	168,012
Total liabilities		5,831,982

Net Assets		$ 4,130,785,942
Net Assets consist of:
Paid in capital		$ 3,912,386,483
Undistributed net investment income		10,272,303
Accumulated undistributed net realized gain (loss) on investments		31,184,431
Net unrealized appreciation (depreciation) on investments		176,942,725
Net Assets, for 319,457,024 shares outstanding		$ 4,130,785,942
Net Asset Value, offering price and redemption price per share ($4,130,785,942 ÷ 319,457,024 shares)		$ 12.93

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 60,923,478

Expenses
Transfer agent fees	$ 1,662,742
Independent trustees' compensation	10,920
Total expenses		1,673,662
Net investment income (loss)		59,249,816
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,484,502
Capital gain distributions from underlying funds	84,593,952
Total net realized gain (loss)		92,078,454
Change in net unrealized appreciation (depreciation) on underlying funds		549,097
Net gain (loss)		92,627,551
Net increase (decrease) in net assets resulting from operations		$ 151,877,367

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,249,816	$ 30,088,205
Net realized gain (loss)	92,078,454	47,181,645
Change in net unrealized appreciation (depreciation)	549,097	159,524,123
Net increase (decrease) in net assets resulting from operations	151,877,367	236,793,973
Distributions to shareholders from net investment income	(55,252,209)	(25,935,679)
Distributions to shareholders from net realized gain	(91,139,646)	(18,113,533)
Total distributions	(146,391,855)	(44,049,212)
Share transactions Proceeds from sales of shares	2,385,432,286	2,276,638,377
Reinvestment of distributions	146,391,855	44,049,211
Cost of shares redeemed	(1,071,760,225)	(523,899,605)
Net increase (decrease) in net assets resulting from share transactions	1,460,063,916	1,796,787,983
Total increase (decrease) in net assets	1,465,549,428	1,989,532,744

Net Assets
Beginning of period	2,665,236,514	675,703,770
End of period (including undistributed net investment income of $10,272,303 and undistributed net investment income of $5,939,567, respectively)	$ 4,130,785,942	$ 2,665,236,514
Other Information Shares
Sold	189,462,446	185,049,197
Issued in reinvestment of distributions	11,862,119	3,505,722
Redeemed	(84,968,631)	(41,896,237)
Net increase (decrease)	116,355,934	146,658,682

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 11.97	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.23	.23	.17
Net realized and unrealized gain (loss)	.14	1.21	1.89
Total from investment operations	.37	1.44	2.06
Distributions from net investment income	(.20)	(.17)	(.05)
Distributions from net realized gain	(.36)	(.12)	(.04)
Total distributions	(.56)	(.29)	(.09)
Net asset value, end of period	$ 12.93	$ 13.12	$ 11.97
Total Return B	3.08%	12.17%	20.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.85%	1.82%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,130,786	$ 2,665,237	$ 675,704
Portfolio turnover rate	28%	42%	29% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the Underlying Funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.3	4.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.3	2.0
Fidelity Disciplined Equity Fund Class F	4.6	5.2
Fidelity Growth Company Fund Class F	5.2	4.8
Fidelity Series 100 Index Fund	3.9	3.8
Fidelity Series All-Sector Equity Fund Class F	6.8	6.6
Fidelity Series Large Cap Value Fund Class F	6.2	5.9
Fidelity Series Real Estate Equity Fund Class F	0.3	0.0
Fidelity Series Small Cap Opportunities Fund Class F	1.2	1.0
Fidelity Small Cap Growth Fund Class F	0.7	0.6
Fidelity Small Cap Value Fund Class F	0.7	0.6
	31.9	30.5
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.5
Fidelity Overseas Fund Class F	0.0	0.5
Fidelity Series International Growth Fund Class F	4.7	4.1
Fidelity Series International Small Cap Fund Class F	1.0	0.9
Fidelity Series International Value Fund Class F	4.6	3.8
	10.3	9.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.1	2.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.2	0.0
Fidelity Series High Income Fund Class F	4.7	4.9
Fidelity Series Real Estate Income Fund Class F	0.6	0.0
	7.1	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.1	9.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	22.6	23.2
Fidelity Strategic Real Return Fund Class F	0.0	4.5
	22.6	27.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.2	5.8
Fidelity Short Term Bond Fund Class F	4.4	4.8
	9.6	10.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.3%
Domestic Equity Funds	31.9%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.6%

Six months ago
Commodity Funds	4.0%
Domestic Equity Funds	30.5%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	27.7%
Short-Term Funds	10.6%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.3%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.4%
Investment Grade Bond Funds	24.5%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2015 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund Class F	31,669,024	$ 286,287,981
Domestic Equity Funds - 31.9%
Fidelity Blue Chip Growth Fund Class F	2,500,122	126,206,151
Fidelity Disciplined Equity Fund Class F	10,302,018	249,514,888
Fidelity Growth Company Fund Class F	2,881,063	282,171,321
Fidelity Series 100 Index Fund	21,561,512	214,537,040
Fidelity Series All-Sector Equity Fund Class F	29,042,188	371,740,003
Fidelity Series Large Cap Value Fund Class F	30,121,584	340,675,116
Fidelity Series Real Estate Equity Fund Class F	1,659,209	19,595,258
Fidelity Series Small Cap Opportunities Fund Class F	5,639,446	66,037,912
Fidelity Small Cap Growth Fund Class F	2,240,834	37,780,459
Fidelity Small Cap Value Fund Class F	2,405,453	37,741,552
TOTAL DOMESTIC EQUITY FUNDS		1,745,999,700
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,860,268,413)		2,032,287,681
International Equity Funds - 13.4%

Developed International Equity Funds - 10.3%
Fidelity Series International Growth Fund Class F	22,595,626	258,719,917
Fidelity Series International Small Cap Fund Class F	4,370,106	52,528,674
Fidelity Series International Value Fund Class F	28,801,814	253,167,947
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		564,416,538
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund Class F	10,142,042	167,647,954
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $714,752,607)		732,064,492
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund Class F	3,085,236	$ 32,055,602
Fidelity Series Floating Rate High Income Fund Class F	6,150,372	63,902,368
Fidelity Series High Income Fund Class F	26,053,186	257,926,541
Fidelity Series Real Estate Income Fund Class F	2,997,304	32,191,040
TOTAL HIGH YIELD BOND FUNDS		386,075,551
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	49,155,937	553,495,846
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund Class F	105,896,977	1,237,935,658
TOTAL BOND FUNDS (Cost $2,139,846,726)		2,177,507,055
Short-Term Funds - 9.6%

Fidelity Institutional Money Market Portfolio Class F	286,594,704	286,594,704
Fidelity Short Term Bond Fund Class F	27,895,433	237,948,046
TOTAL SHORT-TERM FUNDS (Cost $522,573,836)		524,542,750
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,237,441,582)		5,466,401,978
NET OTHER ASSETS (LIABILITIES) - 0.0%		(221,464)
NET ASSETS - 100%		$ 5,466,180,514
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $5,237,441,582) - See accompanying schedule		$ 5,466,401,978
Receivable for fund shares sold		11,907,568
Total assets		5,478,309,546

Liabilities
Payable for investments purchased	$ 7,033,764
Payable for fund shares redeemed	4,873,805
Transfer agent fees payable	221,463
Total liabilities		12,129,032

Net Assets		$ 5,466,180,514
Net Assets consist of:
Paid in capital		$ 5,187,618,260
Undistributed net investment income		13,218,064
Accumulated undistributed net realized gain (loss) on investments		36,383,794
Net unrealized appreciation (depreciation) on investments		228,960,396
Net Assets, for 421,012,967 shares outstanding		$ 5,466,180,514
Net Asset Value, offering price and redemption price per share ($5,466,180,514 ÷ 421,012,967 shares)		$ 12.98

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 77,477,248

Expenses
Transfer agent fees	$ 2,097,409
Independent trustees' compensation	13,642
Total expenses		2,111,051
Net investment income (loss)		75,366,197
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,978,573
Capital gain distributions from underlying funds	108,072,383
Total net realized gain (loss)		112,050,956
Change in net unrealized appreciation (depreciation) on underlying funds		15,624,223
Net gain (loss)		127,675,179
Net increase (decrease) in net assets resulting from operations		$ 203,041,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,366,197	$ 34,972,983
Net realized gain (loss)	112,050,956	55,619,585
Change in net unrealized appreciation (depreciation)	15,624,223	190,169,904
Net increase (decrease) in net assets resulting from operations	203,041,376	280,762,472
Distributions to shareholders from net investment income	(69,048,549)	(30,312,704)
Distributions to shareholders from net realized gain	(110,875,285)	(22,692,671)
Total distributions	(179,923,834)	(53,005,375)
Share transactions Proceeds from sales of shares	3,367,532,187	2,514,470,292
Reinvestment of distributions	179,923,834	53,005,375
Cost of shares redeemed	(1,253,246,618)	(516,721,607)
Net increase (decrease) in net assets resulting from share transactions	2,294,209,403	2,050,754,060
Total increase (decrease) in net assets	2,317,326,945	2,278,511,157

Net Assets
Beginning of period	3,148,853,569	870,342,412
End of period (including undistributed net investment income of $13,218,064 and undistributed net investment income of $6,900,416, respectively)	$ 5,466,180,514	$ 3,148,853,569
Other Information Shares
Sold	266,725,796	203,481,934
Issued in reinvestment of distributions	14,546,763	4,211,833
Redeemed	(99,415,824)	(40,976,287)
Net increase (decrease)	181,856,735	166,717,480

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 12.01	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.23	.19
Net realized and unrealized gain (loss)	.13	1.24	1.95
Total from investment operations	.37	1.47	2.14
Distributions from net investment income	(.20)	(.18)	(.07)
Distributions from net realized gain	(.36)	(.14)	(.06)
Total distributions	(.56)	(.31) G	(.13)
Net asset value, end of period	$ 12.98	$ 13.17	$ 12.01
Total Return B	3.00%	12.42%	21.38%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.86%	1.83%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,466,181	$ 3,148,854	$ 870,342
Portfolio turnover rate	23%	35%	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the Underlying Funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.31 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.9	5.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.6	2.3
Fidelity Disciplined Equity Fund Class F	5.2	6.0
Fidelity Growth Company Fund Class F	5.8	5.6
Fidelity Series 100 Index Fund	4.5	4.4
Fidelity Series All-Sector Equity Fund Class F	7.7	7.7
Fidelity Series Large Cap Value Fund Class F	7.1	6.8
Fidelity Series Real Estate Equity Fund Class F	0.4	0.0
Fidelity Series Small Cap Opportunities Fund Class F	1.4	1.2
Fidelity Small Cap Growth Fund Class F	0.8	0.7
Fidelity Small Cap Value Fund Class F	0.8	0.7
	36.3	35.4
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.7
Fidelity Overseas Fund Class F	0.0	0.6
Fidelity Series International Growth Fund Class F	5.4	4.7
Fidelity Series International Small Cap Fund Class F	1.1	1.0
Fidelity Series International Value Fund Class F	5.2	4.4
	11.7	11.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.5	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.1	0.0
Fidelity Series High Income Fund Class F	5.8	6.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.0
	8.0	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.1	7.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.3	21.5
Fidelity Strategic Real Return Fund Class F	0.0	4.2
	21.3	25.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.8	2.7
Fidelity Short Term Bond Fund Class F	2.4	2.3
	5.2	5.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.9%
Domestic Equity Funds	36.3%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.0%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	21.3%
Short-Term Funds	5.2%

Six months ago
Commodity Funds	5.1%
Domestic Equity Funds	35.4%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	7.4%
Investment Grade Bond Funds	25.7%
Short-Term Funds	5.0%

Expected
Commodity Funds	6.1%
Domestic Equity Funds	34.8%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	5.9%
Inflation-Protected Bond Funds	8.5%
Investment Grade Bond Funds	23.5%
Short-Term Funds	6.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2020 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 42.2%
	Shares	Value
Commodity Funds - 5.9%
Fidelity Series Commodity Strategy Fund Class F	79,065,732	$ 714,754,218
Domestic Equity Funds - 36.3%
Fidelity Blue Chip Growth Fund Class F	6,255,055	315,755,158
Fidelity Disciplined Equity Fund Class F	25,736,014	623,326,262
Fidelity Growth Company Fund Class F	7,181,478	703,353,910
Fidelity Series 100 Index Fund	53,953,064	536,832,984
Fidelity Series All-Sector Equity Fund Class F	72,682,128	930,331,242
Fidelity Series Large Cap Value Fund Class F	75,325,712	851,933,797
Fidelity Series Real Estate Equity Fund Class F	4,223,479	49,879,287
Fidelity Series Small Cap Opportunities Fund Class F	14,103,085	165,147,121
Fidelity Small Cap Growth Fund Class F	5,598,830	94,396,280
Fidelity Small Cap Value Fund Class F	6,018,240	94,426,185
TOTAL DOMESTIC EQUITY FUNDS		4,365,382,226
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,670,809,374)		5,080,136,444
International Equity Funds - 15.2%

Developed International Equity Funds - 11.7%
Fidelity Series International Growth Fund Class F	56,543,977	647,428,536
Fidelity Series International Small Cap Fund Class F	10,934,623	131,434,163
Fidelity Series International Value Fund Class F	72,074,265	633,532,786
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,412,395,485
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund Class F	25,379,633	419,525,337
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,788,417,190)		1,831,920,822
Bond Funds - 37.4%
	Shares	Value
High Yield Bond Funds - 8.0%
Fidelity Series Emerging Markets Debt Fund Class F	7,463,681	$ 77,547,648
Fidelity Series Floating Rate High Income Fund Class F	12,716,089	132,120,163
Fidelity Series High Income Fund Class F	70,031,952	693,316,326
Fidelity Series Real Estate Income Fund Class F	6,192,219	66,504,436
TOTAL HIGH YIELD BOND FUNDS		969,488,573
Inflation-Protected Bond Funds - 8.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	86,468,183	973,631,745
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund Class F	219,609,206	2,567,231,624
TOTAL BOND FUNDS (Cost $4,442,850,215)		4,510,351,942
Short-Term Funds - 5.2%

Fidelity Institutional Money Market Portfolio Class F	345,627,394	345,627,394
Fidelity Short Term Bond Fund Class F	33,634,665	286,903,693
TOTAL SHORT-TERM FUNDS (Cost $630,914,753)		632,531,087
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,532,991,532)	12,054,940,295
NET OTHER ASSETS (LIABILITIES) - 0.0%	(488,892)
NET ASSETS - 100%	$ 12,054,451,403
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $11,532,991,532) - See accompanying schedule		$ 12,054,940,295
Receivable for fund shares sold		24,787,780
Total assets		12,079,728,075

Liabilities
Payable for investments purchased	$ 19,394,588
Payable for fund shares redeemed	5,393,190
Transfer agent fees payable	488,894
Total liabilities		25,276,672

Net Assets		$ 12,054,451,403
Net Assets consist of:
Paid in capital		$ 11,412,124,046
Undistributed net investment income		28,475,167
Accumulated undistributed net realized gain (loss) on investments		91,903,427
Net unrealized appreciation (depreciation) on investments		521,948,763
Net Assets, for 898,369,190 shares outstanding		$ 12,054,451,403
Net Asset Value, offering price and redemption price per share ($12,054,451,403 ÷ 898,369,190 shares)		$ 13.42

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 172,818,931

Expenses
Transfer agent fees	$ 4,489,102
Independent trustees' compensation	29,058
Total expenses		4,518,160
Net investment income (loss)		168,300,771
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,183,100
Capital gain distributions from underlying funds	255,445,512
Total net realized gain (loss)		259,628,612
Change in net unrealized appreciation (depreciation) on underlying funds		22,331,370
Net gain (loss)		281,959,982
Net increase (decrease) in net assets resulting from operations		$ 450,260,753

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 168,300,771	$ 74,316,486
Net realized gain (loss)	259,628,612	125,780,649
Change in net unrealized appreciation (depreciation)	22,331,370	451,256,230
Net increase (decrease) in net assets resulting from operations	450,260,753	651,353,365
Distributions to shareholders from net investment income	(153,614,168)	(64,244,076)
Distributions to shareholders from net realized gain	(255,510,896)	(42,663,330)
Total distributions	(409,125,064)	(106,907,406)
Share transactions Proceeds from sales of shares	6,940,773,309	5,176,080,099
Reinvestment of distributions	409,125,064	106,907,406
Cost of shares redeemed	(1,969,151,512)	(780,214,211)
Net increase (decrease) in net assets resulting from share transactions	5,380,746,861	4,502,773,294
Total increase (decrease) in net assets	5,421,882,550	5,047,219,253

Net Assets
Beginning of period	6,632,568,853	1,585,349,600
End of period (including undistributed net investment income of $28,475,167 and undistributed net investment income of $13,788,564, respectively)	$ 12,054,451,403	$ 6,632,568,853
Other Information Shares
Sold	534,520,638	407,011,827
Issued in reinvestment of distributions	32,134,331	8,197,375
Redeemed	(151,744,911)	(59,907,306)
Net increase (decrease)	414,910,058	355,301,896

Financial Highlights

Years ended March 31,	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 12.37	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.25	.24	.18
Net realized and unrealized gain (loss)	.06	1.42	2.30
Total from investment operations	.31	1.66	2.48
Distributions from net investment income	(.21)	(.18)	(.06)
Distributions from net realized gain	(.40)	(.13)	(.05)
Total distributions	(.61)	(.31)	(.11)
Net asset value, end of period	$ 13.42	$ 13.72	$ 12.37
Total Return B	2.50%	13.62%	24.78%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.94%	1.89%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,054,451	$ 6,632,569	$ 1,585,350
Portfolio turnover rate	21%	37%	20% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the Underlying Funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.2	6.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.1	2.7
Fidelity Disciplined Equity Fund Class F	6.2	7.2
Fidelity Growth Company Fund Class F	7.0	6.7
Fidelity Series 100 Index Fund	5.3	5.3
Fidelity Series All-Sector Equity Fund Class F	9.2	9.1
Fidelity Series Large Cap Value Fund Class F	8.4	8.1
Fidelity Series Real Estate Equity Fund Class F	0.5	0.0
Fidelity Series Small Cap Opportunities Fund Class F	1.6	1.4
Fidelity Small Cap Growth Fund Class F	0.9	0.8
Fidelity Small Cap Value Fund Class F	0.9	0.8
	43.1	42.1
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.8
Fidelity Overseas Fund Class F	0.0	0.7
Fidelity Series International Growth Fund Class F	6.4	5.6
Fidelity Series International Small Cap Fund Class F	1.3	1.2
Fidelity Series International Value Fund Class F	6.3	5.2
	14.0	13.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.1	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.9	0.0
Fidelity Series High Income Fund Class F	7.0	7.4
Fidelity Series Real Estate Income Fund Class F	0.4	0.0
	8.9	8.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.0	4.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.4	18.7
Fidelity Strategic Real Return Fund Class F	0.0	3.4
	17.4	22.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.2	0.1
Fidelity Short Term Bond Fund Class F	0.1	0.1
	0.3	0.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.2%
Domestic Equity Funds	43.1%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	5.0%
Investment Grade Bond Funds	17.4%
Short-Term Funds	0.3%

Six months ago
Commodity Funds	6.3%
Domestic Equity Funds	42.1%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	4.2%
Investment Grade Bond Funds	22.1%
Short-Term Funds	0.2%

Expected
Commodity Funds	7.4%
Domestic Equity Funds	42.2%
Developed International Equity Funds	13.9%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	5.5%
Investment Grade Bond Funds	18.8%
Short-Term Funds	0.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2025 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 50.3%
	Shares	Value
Commodity Funds - 7.2%
Fidelity Series Commodity Strategy Fund Class F	52,852,203	$ 477,783,913
Domestic Equity Funds - 43.1%
Fidelity Blue Chip Growth Fund Class F	4,113,932	207,671,300
Fidelity Disciplined Equity Fund Class F	17,064,672	413,306,358
Fidelity Growth Company Fund Class F	4,743,065	464,535,803
Fidelity Series 100 Index Fund	35,445,925	352,686,957
Fidelity Series All-Sector Equity Fund Class F	47,765,836	611,402,704
Fidelity Series Large Cap Value Fund Class F	49,557,773	560,498,413
Fidelity Series Real Estate Equity Fund Class F	2,688,348	31,749,388
Fidelity Series Small Cap Opportunities Fund Class F	9,283,204	108,706,324
Fidelity Small Cap Growth Fund Class F	3,686,877	62,160,743
Fidelity Small Cap Value Fund Class F	3,957,440	62,092,229
TOTAL DOMESTIC EQUITY FUNDS		2,874,810,219
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,096,649,668)		3,352,594,132
International Equity Funds - 18.1%

Developed International Equity Funds - 14.0%
Fidelity Series International Growth Fund Class F	37,366,469	427,846,070
Fidelity Series International Small Cap Fund Class F	7,193,200	86,462,267
Fidelity Series International Value Fund Class F	47,673,651	419,051,396
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		933,359,733
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund Class F	16,741,972	276,744,805
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,183,740,222)		1,210,104,538
Bond Funds - 31.3%
	Shares	Value
High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F	4,199,165	$ 43,629,325
Fidelity Series Floating Rate High Income Fund Class F	5,531,018	57,467,282
Fidelity Series High Income Fund Class F	47,229,083	467,567,918
Fidelity Series Real Estate Income Fund Class F	2,696,487	28,960,267
TOTAL HIGH YIELD BOND FUNDS		597,624,792
Inflation-Protected Bond Funds - 5.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,811,084	335,672,802
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund Class F	99,339,770	1,161,281,911
TOTAL BOND FUNDS (Cost $2,067,175,084)		2,094,579,505
Short-Term Funds - 0.3%

Fidelity Institutional Money Market Portfolio Class F	12,015,482	12,015,482
Fidelity Short Term Bond Fund Class F	1,165,672	9,943,179
TOTAL SHORT-TERM FUNDS (Cost $21,934,301)		21,958,661
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,369,499,275)		6,679,236,836
NET OTHER ASSETS (LIABILITIES) - 0.0%		(270,356)
NET ASSETS - 100%		$ 6,678,966,480
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $6,369,499,275) - See accompanying schedule		$ 6,679,236,836
Receivable for fund shares sold		18,245,571
Total assets		6,697,482,407

Liabilities
Payable for investments purchased	$ 14,507,945
Payable for fund shares redeemed	3,737,625
Transfer agent fees payable	270,357
Total liabilities		18,515,927

Net Assets		$ 6,678,966,480
Net Assets consist of:
Paid in capital		$ 6,300,174,639
Undistributed net investment income		14,147,978
Accumulated undistributed net realized gain (loss) on investments		54,906,302
Net unrealized appreciation (depreciation) on investments		309,737,561
Net Assets, for 491,573,912 shares outstanding		$ 6,678,966,480
Net Asset Value, offering price and redemption price per share ($6,678,966,480 ÷ 491,573,912 shares)		$ 13.59

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 93,043,978

Expenses
Transfer agent fees	$ 2,406,467
Independent trustees' compensation	15,480
Total expenses		2,421,947
Net investment income (loss)		90,622,031
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,284,498)
Capital gain distributions from underlying funds	148,393,530
Total net realized gain (loss)		146,109,032
Change in net unrealized appreciation (depreciation) on underlying funds		13,197,853
Net gain (loss)		159,306,885
Net increase (decrease) in net assets resulting from operations		$ 249,928,916

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90,622,031	$ 39,091,532
Net realized gain (loss)	146,109,032	72,153,153
Change in net unrealized appreciation (depreciation)	13,197,853	265,539,042
Net increase (decrease) in net assets resulting from operations	249,928,916	376,783,727
Distributions to shareholders from net investment income	(83,068,687)	(34,402,821)
Distributions to shareholders from net realized gain	(143,569,525)	(23,042,290)
Total distributions	(226,638,212)	(57,445,111)
Share transactions Proceeds from sales of shares	4,077,077,016	2,604,764,940
Reinvestment of distributions	226,638,212	57,445,111
Cost of shares redeemed	(1,102,185,884)	(457,819,704)
Net increase (decrease) in net assets resulting from share transactions	3,201,529,344	2,204,390,347
Total increase (decrease) in net assets	3,224,820,048	2,523,728,963

Net Assets
Beginning of period	3,454,146,432	930,417,469
End of period (including undistributed net investment income of $14,147,978 and undistributed net investment income of $6,594,635, respectively)	$ 6,678,966,480	$ 3,454,146,432
Other Information Shares
Sold	311,729,581	202,487,978
Issued in reinvestment of distributions	17,696,143	4,343,712
Redeemed	(84,704,164)	(34,400,118)
Net increase (decrease)	244,721,560	172,431,572

Financial Highlights

Years ended March 31,	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.99	$ 12.50	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.26	.25	.18
Net realized and unrealized gain (loss)	(.02) E	1.57	2.44
Total from investment operations	.24	1.82	2.62
Distributions from net investment income	(.21)	(.19)	(.07)
Distributions from net realized gain	(.43)	(.14)	(.05)
Total distributions	(.64)	(.33)	(.12)
Net asset value, end of period	$ 13.59	$ 13.99	$ 12.50
Total Return B	2.02%	14.72%	26.24%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.95%	1.90%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,678,966	$ 3,454,146	$ 930,417
Portfolio turnover rate	20%	38%	19% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CCalculated based on average shares outstanding during the period. DAmounts do not include the activity of the Underlying Funds. EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. FFor the period July 2, 2009 (commencement of operations) to March 31, 2010. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.4	6.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.2	2.9
Fidelity Disciplined Equity Fund Class F	6.5	7.6
Fidelity Growth Company Fund Class F	7.3	7.1
Fidelity Series 100 Index Fund	5.5	5.5
Fidelity Series All-Sector Equity Fund Class F	9.6	9.7
Fidelity Series Large Cap Value Fund Class F	8.8	8.5
Fidelity Series Real Estate Equity Fund Class F	0.5	0.0
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.4
Fidelity Small Cap Growth Fund Class F	1.0	0.9
Fidelity Small Cap Value Fund Class F	1.0	0.8
	45.1	44.4
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.8
Fidelity Overseas Fund Class F	0.0	0.8
Fidelity Series International Growth Fund Class F	6.7	5.9
Fidelity Series International Small Cap Fund Class F	1.3	1.3
Fidelity Series International Value Fund Class F	6.6	5.5
	14.6	14.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.3	3.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.9	0.0
Fidelity Series High Income Fund Class F	7.0	7.4
Fidelity Series Real Estate Income Fund Class F	0.4	0.0
	9.0	8.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.9	0.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.7	18.7
Fidelity Strategic Real Return Fund Class F	0.0	3.4
	17.7	22.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.4%
Domestic Equity Funds	45.1%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	1.9%
Investment Grade Bond Funds	17.7%

Six months ago
Commodity Funds	6.9%
Domestic Equity Funds	44.4%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	0.6%
Investment Grade Bond Funds	22.1%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	44.1%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.4%
Investment Grade Bond Funds	19.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2030 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Commodity Funds - 7.4%
Fidelity Series Commodity Strategy Fund Class F	75,365,120	$ 681,300,686
Domestic Equity Funds - 45.1%
Fidelity Blue Chip Growth Fund Class F	5,941,290	299,916,333
Fidelity Disciplined Equity Fund Class F	24,602,011	595,860,701
Fidelity Growth Company Fund Class F	6,855,247	671,402,914
Fidelity Series 100 Index Fund	51,206,233	509,502,023
Fidelity Series All-Sector Equity Fund Class F	68,991,794	883,094,959
Fidelity Series Large Cap Value Fund Class F	71,541,247	809,131,509
Fidelity Series Real Estate Equity Fund Class F	3,906,871	46,140,152
Fidelity Series Small Cap Opportunities Fund Class F	13,401,429	156,930,739
Fidelity Small Cap Growth Fund Class F	5,320,328	89,700,733
Fidelity Small Cap Value Fund Class F	5,714,351	89,658,164
TOTAL DOMESTIC EQUITY FUNDS		4,151,338,227
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,465,398,065)		4,832,638,913
International Equity Funds - 18.9%

Developed International Equity Funds - 14.6%
Fidelity Series International Growth Fund Class F	53,804,192	616,057,999
Fidelity Series International Small Cap Fund Class F	10,273,056	123,482,134
Fidelity Series International Value Fund Class F	68,591,264	602,917,210
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,342,457,343

	Shares	Value
Emerging Markets Equity Funds - 4.3%
Fidelity Series Emerging Markets Fund Class F	24,063,081	$ 397,762,733
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,702,830,514)		1,740,220,076
Bond Funds - 28.6%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund Class F	6,169,297	64,098,997
Fidelity Series Floating Rate High Income Fund Class F	7,736,030	80,377,353
Fidelity Series High Income Fund Class F	65,307,875	646,547,962
Fidelity Series Real Estate Income Fund Class F	3,768,725	40,476,112
TOTAL HIGH YIELD BOND FUNDS		831,500,424
Inflation-Protected Bond Funds - 1.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,728,102	177,098,426
Investment Grade Bond Funds - 17.7%
Fidelity Series Investment Grade Bond Fund Class F	139,065,824	1,625,679,482
TOTAL BOND FUNDS (Cost $2,608,367,515)		2,634,278,332
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,776,596,094)		9,207,137,321
NET OTHER ASSETS (LIABILITIES) - 0.0%		(373,026)
NET ASSETS - 100%		$ 9,206,764,295
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $8,776,596,094) - See accompanying schedule		$ 9,207,137,321
Receivable for fund shares sold		20,899,011
Total assets		9,228,036,332

Liabilities
Payable for investments purchased	$ 15,819,420
Payable for fund shares redeemed	5,079,592
Transfer agent fees payable	373,025
Total liabilities		21,272,037

Net Assets		$ 9,206,764,295
Net Assets consist of:
Paid in capital		$ 8,673,962,192
Undistributed net investment income		19,454,645
Accumulated undistributed net realized gain (loss) on investments		82,806,231
Net unrealized appreciation (depreciation) on investments		430,541,227
Net Assets, for 669,654,531 shares outstanding		$ 9,206,764,295
Net Asset Value, offering price and redemption price per share ($9,206,764,295 ÷ 669,654,531 shares)		$ 13.75

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 131,950,578

Expenses
Transfer agent fees	$ 3,344,841
Independent trustees' compensation	21,572
Total expenses		3,366,413
Net investment income (loss)		128,584,165
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,598,649)
Capital gain distributions from underlying funds	211,412,588
Total net realized gain (loss)		208,813,939
Change in net unrealized appreciation (depreciation) on underlying funds		(517,775)
Net gain (loss)		208,296,164
Net increase (decrease) in net assets resulting from operations		$ 336,880,329

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 128,584,165	$ 54,179,742
Net realized gain (loss)	208,813,939	102,158,040
Change in net unrealized appreciation (depreciation)	(517,775)	383,358,240
Net increase (decrease) in net assets resulting from operations	336,880,329	539,696,022
Distributions to shareholders from net investment income	(118,012,992)	(47,456,102)
Distributions to shareholders from net realized gain	(201,795,152)	(31,417,069)
Total distributions	(319,808,144)	(78,873,171)
Share transactions Proceeds from sales of shares	5,285,420,441	3,635,287,928
Reinvestment of distributions	319,808,144	78,873,171
Cost of shares redeemed	(1,305,941,645)	(565,489,153)
Net increase (decrease) in net assets resulting from share transactions	4,299,286,940	3,148,671,946
Total increase (decrease) in net assets	4,316,359,125	3,609,494,797

Net Assets
Beginning of period	4,890,405,170	1,280,910,373
End of period (including undistributed net investment income of $19,454,645 and undistributed net investment income of $8,883,471, respectively)	$ 9,206,764,295	$ 4,890,405,170
Other Information Shares
Sold	400,113,001	278,967,300
Issued in reinvestment of distributions	24,694,584	5,875,382
Redeemed	(98,949,169)	(42,112,445)
Net increase (decrease)	325,858,416	242,730,237

Financial Highlights

Years ended March 31,	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.26	.25	.17
Net realized and unrealized gain (loss)	(.07) E	1.62	2.62
Total from investment operations	.19	1.87	2.79
Distributions from net investment income	(.22)	(.18)	(.07)
Distributions from net realized gain	(.44)	(.14)	(.05)
Total distributions	(.66)	(.32)	(.12)
Net asset value, end of period	$ 13.75	$ 14.22	$ 12.67
Total Return B	1.62%	14.95%	27.94%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.99%	1.88%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,206,764	$ 4,890,405	$ 1,280,910
Portfolio turnover rate	19%	37%	23% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CCalculated based on average shares outstanding during the period. DAmounts do not include the activity of the Underlying Funds. EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. FFor the period July 2, 2009 (commencement of operations) to March 31, 2010. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.9	8.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.7	3.3
Fidelity Disciplined Equity Fund Class F	7.5	8.7
Fidelity Growth Company Fund Class F	8.3	8.2
Fidelity Series 100 Index Fund	6.3	6.4
Fidelity Series All-Sector Equity Fund Class F	10.9	11.1
Fidelity Series Large Cap Value Fund Class F	10.0	9.8
Fidelity Series Real Estate Equity Fund Class F	0.6	0.0
Fidelity Series Small Cap Opportunities Fund Class F	2.0	1.7
Fidelity Small Cap Growth Fund Class F	1.1	1.0
Fidelity Small Cap Value Fund Class F	1.1	1.0
	51.5	51.2
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.9
Fidelity Overseas Fund Class F	0.0	0.8
Fidelity Series International Growth Fund Class F	7.7	6.8
Fidelity Series International Small Cap Fund Class F	1.5	1.5
Fidelity Series International Value Fund Class F	7.5	6.4
	16.7	16.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.0
Fidelity Series High Income Fund Class F	6.9	7.5
Fidelity Series Real Estate Income Fund Class F	0.2	0.0
	8.3	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	9.6	9.8
Fidelity Strategic Real Return Fund Class F	0.0	1.9
	9.6	11.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.9%
Domestic Equity Funds	51.5%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.3%
Investment Grade Bond Funds	9.6%

Six months ago
Commodity Funds	8.3%
Domestic Equity Funds	51.2%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	11.7%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	50.9%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2035 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 60.4%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund Class F	47,020,387	$ 425,064,295
Domestic Equity Funds - 51.5%
Fidelity Blue Chip Growth Fund Class F	3,520,542	177,716,968
Fidelity Disciplined Equity Fund Class F	14,692,427	355,850,579
Fidelity Growth Company Fund Class F	4,068,144	398,434,052
Fidelity Series 100 Index Fund	30,308,112	301,565,713
Fidelity Series All-Sector Equity Fund Class F	40,847,360	522,846,208
Fidelity Series Large Cap Value Fund Class F	42,395,927	479,497,939
Fidelity Series Real Estate Equity Fund Class F	2,264,286	26,741,212
Fidelity Series Small Cap Opportunities Fund Class F	7,946,798	93,057,010
Fidelity Small Cap Growth Fund Class F	3,155,099	53,194,973
Fidelity Small Cap Value Fund Class F	3,385,729	53,122,088
TOTAL DOMESTIC EQUITY FUNDS		2,462,026,742
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,682,613,363)		2,887,091,037
International Equity Funds - 21.7%

Developed International Equity Funds - 16.7%
Fidelity Series International Growth Fund Class F	32,126,486	367,848,261
Fidelity Series International Small Cap Fund Class F	6,123,562	73,605,213
Fidelity Series International Value Fund Class F	40,976,005	360,179,087
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		801,632,561

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund Class F	14,362,727	$ 237,415,871
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,018,569,909)		1,039,048,432
Bond Funds - 17.9%

High Yield Bond Funds - 8.3%
Fidelity Series Emerging Markets Debt Fund Class F	3,257,482	33,845,236
Fidelity Series Floating Rate High Income Fund Class F	2,125,683	22,085,850
Fidelity Series High Income Fund Class F	33,570,374	332,346,699
Fidelity Series Real Estate Income Fund Class F	1,036,682	11,133,969
TOTAL HIGH YIELD BOND FUNDS		399,411,754
Investment Grade Bond Funds - 9.6%
Fidelity Series Investment Grade Bond Fund Class F	39,151,044	457,675,709
TOTAL BOND FUNDS (Cost $848,473,315)		857,087,463
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,549,656,587)	4,783,226,932
NET OTHER ASSETS (LIABILITIES) - 0.0%	(193,171)
NET ASSETS - 100%	$ 4,783,033,761
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $4,549,656,587) - See accompanying schedule		$ 4,783,226,932
Receivable for fund shares sold		15,959,898
Total assets		4,799,186,830

Liabilities
Payable for investments purchased	$ 13,800,499
Payable for fund shares redeemed	2,159,400
Transfer agent fees payable	193,170
Total liabilities		16,153,069

Net Assets		$ 4,783,033,761
Net Assets consist of:
Paid in capital		$ 4,496,439,715
Undistributed net investment income		7,523,451
Accumulated undistributed net realized gain (loss) on investments		45,500,250
Net unrealized appreciation (depreciation) on investments		233,570,345
Net Assets, for 344,622,985 shares outstanding		$ 4,783,033,761
Net Asset Value, offering price and redemption price per share ($4,783,033,761 ÷ 344,622,985 shares)		$ 13.88

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 60,306,377

Expenses
Transfer agent fees	$ 1,670,408
Independent trustees' compensation	10,685
Total expenses		1,681,093
Net investment income (loss)		58,625,284
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,738,898)
Capital gain distributions from underlying funds	112,727,657
Total net realized gain (loss)		107,988,759
Change in net unrealized appreciation (depreciation) on underlying funds		8,217,455
Net gain (loss)		116,206,214
Net increase (decrease) in net assets resulting from operations		$ 174,831,498

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,625,284	$ 23,995,515
Net realized gain (loss)	107,988,759	49,669,679
Change in net unrealized appreciation (depreciation)	8,217,455	200,927,540
Net increase (decrease) in net assets resulting from operations	174,831,498	274,592,734
Distributions to shareholders from net investment income	(54,398,837)	(21,882,051)
Distributions to shareholders from net realized gain	(100,788,269)	(13,528,536)
Total distributions	(155,187,106)	(35,410,587)
Share transactions Proceeds from sales of shares	2,957,844,108	1,728,304,359
Reinvestment of distributions	155,187,106	35,410,587
Cost of shares redeemed	(671,545,016)	(313,046,023)
Net increase (decrease) in net assets resulting from share transactions	2,441,486,198	1,450,668,923
Total increase (decrease) in net assets	2,461,130,590	1,689,851,070

Net Assets
Beginning of period	2,321,903,171	632,052,101
End of period (including undistributed net investment income of $7,523,451 and undistributed net investment income of $3,176,144, respectively)	$ 4,783,033,761	$ 2,321,903,171
Other Information Shares
Sold	222,865,783	131,473,248
Issued in reinvestment of distributions	11,944,014	2,608,012
Redeemed	(50,751,229)	(22,974,454)
Net increase (decrease)	184,058,568	111,106,806

Financial Highlights

Years ended March 31,	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.23	.15
Net realized and unrealized gain (loss)	(.17) E	1.76	2.74
Total from investment operations	.07	1.99	2.89
Distributions from net investment income	(.20)	(.18)	(.06)
Distributions from net realized gain	(.45)	(.13)	(.05)
Total distributions	(.65)	(.31)	(.11)
Net asset value, end of period	$ 13.88	$ 14.46	$ 12.78
Total Return B	.78%	15.76%	28.94%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.81%	1.75%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,783,034	$ 2,321,903	$ 632,052
Portfolio turnover rate	17%	37%	19% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the Underlying Funds. E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. F For the period July 2, 2009 (commencement of operations) to March 31, 2010. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.9	8.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.8	3.3
Fidelity Disciplined Equity Fund Class F	7.5	8.8
Fidelity Growth Company Fund Class F	8.4	8.3
Fidelity Series 100 Index Fund	6.4	6.4
Fidelity Series All-Sector Equity Fund Class F	11.1	11.2
Fidelity Series Large Cap Value Fund Class F	10.1	9.9
Fidelity Series Real Estate Equity Fund Class F	0.6	0.0
Fidelity Series Small Cap Opportunities Fund Class F	2.0	1.7
Fidelity Small Cap Growth Fund Class F	1.1	1.0
Fidelity Small Cap Value Fund Class F	1.1	1.0
	52.1	51.6
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.9
Fidelity Overseas Fund Class F	0.0	0.9
Fidelity Series International Growth Fund Class F	7.7	6.8
Fidelity Series International Small Cap Fund Class F	1.5	1.5
Fidelity Series International Value Fund Class F	7.6	6.5
	16.8	16.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.4	0.0
Fidelity Series High Income Fund Class F	7.3	8.4
Fidelity Series Real Estate Income Fund Class F	0.2	0.0
	8.6	9.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	8.6	8.2
Fidelity Strategic Real Return Fund Class F	0.0	1.7
	8.6	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.9%
Domestic Equity Funds	52.1%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.6%
Investment Grade Bond Funds	8.6%

Six months ago
Commodity Funds	8.6%
Domestic Equity Funds	51.6%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.1%
Investment Grade Bond Funds	9.9%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.5%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	7.7%
Investment Grade Bond Funds	9.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2040 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund Class F	55,285,940	$ 499,784,897
Domestic Equity Funds - 52.1%
Fidelity Blue Chip Growth Fund Class F	4,253,127	214,697,847
Fidelity Disciplined Equity Fund Class F	17,389,965	421,184,940
Fidelity Growth Company Fund Class F	4,811,164	471,205,361
Fidelity Series 100 Index Fund	35,919,000	357,394,048
Fidelity Series All-Sector Equity Fund Class F	48,411,992	619,673,490
Fidelity Series Large Cap Value Fund Class F	50,214,955	567,931,141
Fidelity Series Real Estate Equity Fund Class F	2,683,057	31,686,907
Fidelity Series Small Cap Opportunities Fund Class F	9,412,845	110,224,413
Fidelity Small Cap Growth Fund Class F	3,735,437	62,979,463
Fidelity Small Cap Value Fund Class F	4,011,746	62,944,288
TOTAL DOMESTIC EQUITY FUNDS		2,919,921,898
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,176,005,685)		3,419,706,795
International Equity Funds - 21.8%

Developed International Equity Funds - 16.8%
Fidelity Series International Growth Fund Class F	37,905,961	434,023,249
Fidelity Series International Small Cap Fund Class F	7,144,906	85,881,765
Fidelity Series International Value Fund Class F	48,378,097	425,243,476
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		945,148,490

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund Class F	16,991,528	$ 280,869,953
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,203,200,209)		1,226,018,443
Bond Funds - 17.2%

High Yield Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund Class F	4,011,841	41,683,032
Fidelity Series Floating Rate High Income Fund Class F	2,205,086	22,910,841
Fidelity Series High Income Fund Class F	41,200,661	407,886,540
Fidelity Series Real Estate Income Fund Class F	1,073,736	11,531,929
TOTAL HIGH YIELD BOND FUNDS		484,012,342
Investment Grade Bond Funds - 8.6%
Fidelity Series Investment Grade Bond Fund Class F	41,071,214	480,122,489
TOTAL BOND FUNDS (Cost $954,686,509)		964,134,831
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,333,892,403)	5,609,860,069
NET OTHER ASSETS (LIABILITIES) - 0.0%	(226,896)
NET ASSETS - 100%	$ 5,609,633,173
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $5,333,892,403) - See accompanying schedule		$ 5,609,860,069
Receivable for fund shares sold		18,750,742
Total assets		5,628,610,811

Liabilities
Payable for investments purchased	$ 16,169,327
Payable for fund shares redeemed	2,581,414
Transfer agent fees payable	226,897
Total liabilities		18,977,638

Net Assets		$ 5,609,633,173
Net Assets consist of:
Paid in capital		$ 5,273,138,391
Undistributed net investment income		8,488,490
Accumulated undistributed net realized gain (loss) on investments		52,038,626
Net unrealized appreciation (depreciation) on investments		275,967,666
Net Assets, for 402,723,436 shares outstanding		$ 5,609,633,173
Net Asset Value, offering price and redemption price per share ($5,609,633,173 ÷ 402,723,436 shares)		$ 13.93

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 72,360,211

Expenses
Transfer agent fees	$ 2,002,862
Independent trustees' compensation	12,879
Total expenses		2,015,741
Net investment income (loss)		70,344,470
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,872,718)
Capital gain distributions from underlying funds	136,792,036
Total net realized gain (loss)		127,919,318
Change in net unrealized appreciation (depreciation) on underlying funds		(5,885,900)
Net gain (loss)		122,033,418
Net increase (decrease) in net assets resulting from operations		$ 192,377,888

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,344,470	$ 30,385,238
Net realized gain (loss)	127,919,318	63,059,456
Change in net unrealized appreciation (depreciation)	(5,885,900)	252,233,574
Net increase (decrease) in net assets resulting from operations	192,377,888	345,678,268
Distributions to shareholders from net investment income	(65,753,841)	(27,511,689)
Distributions to shareholders from net realized gain	(125,534,083)	(16,305,881)
Total distributions	(191,287,924)	(43,817,570)
Share transactions Proceeds from sales of shares	3,409,717,548	2,179,187,715
Reinvestment of distributions	191,287,924	43,817,570
Cost of shares redeemed	(874,290,765)	(392,397,500)
Net increase (decrease) in net assets resulting from share transactions	2,726,714,707	1,830,607,785
Total increase (decrease) in net assets	2,727,804,671	2,132,468,483

Net Assets
Beginning of period	2,881,828,502	749,360,019
End of period (including undistributed net investment income of $8,488,490 and undistributed net investment income of $3,978,804, respectively)	$ 5,609,633,173	$ 2,881,828,502
Other Information Shares
Sold	255,817,488	165,241,338
Issued in reinvestment of distributions	14,652,524	3,207,578
Redeemed	(65,765,499)	(28,765,359)
Net increase (decrease)	204,704,513	139,683,557

Financial Highlights

Years ended March 31,	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.55	$ 12.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.24	.15
Net realized and unrealized gain (loss)	(.19) E	1.77	2.81
Total from investment operations	.05	2.01	2.96
Distributions from net investment income	(.20)	(.18)	(.07)
Distributions from net realized gain	(.47)	(.13)	(.05)
Total distributions	(.67)	(.31)	(.11) H
Net asset value, end of period	$ 13.93	$ 14.55	$ 12.85
Total Return B	.67%	15.81%	29.64%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.82%	1.79%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,609,633	$ 2,881,829	$ 749,360
Portfolio turnover rate	18%	38%	19% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the Underlying Funds. E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. F For the period July 2, 2009 (commencement of operations) to March 31, 2010. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.11 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.2	8.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.9	3.4
Fidelity Disciplined Equity Fund Class F	7.7	9.0
Fidelity Growth Company Fund Class F	8.6	8.5
Fidelity Series 100 Index Fund	6.5	6.6
Fidelity Series All-Sector Equity Fund Class F	11.3	11.5
Fidelity Series Large Cap Value Fund Class F	10.3	10.2
Fidelity Series Real Estate Equity Fund Class F	0.6	0.0
Fidelity Series Small Cap Opportunities Fund Class F	2.0	1.7
Fidelity Small Cap Growth Fund Class F	1.2	1.0
Fidelity Small Cap Value Fund Class F	1.1	1.0
	53.2	52.9
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.9
Fidelity Overseas Fund Class F	0.0	0.8
Fidelity Series International Growth Fund Class F	8.0	7.0
Fidelity Series International Small Cap Fund Class F	1.6	1.6
Fidelity Series International Value Fund Class F	7.8	6.7
	17.4	17.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.2	4.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.9
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.0
Fidelity Series High Income Fund Class F	9.1	9.8
Fidelity Series Real Estate Income Fund Class F	0.1	0.0
	10.2	10.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	4.8	5.3
Fidelity Strategic Real Return Fund Class F	0.0	0.9
	4.8	6.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	53.2%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	4.8%

Six months ago
Commodity Funds	8.8%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	6.2%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	5.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2045 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	23,073,992	$ 208,588,888
Domestic Equity Funds - 53.2%
Fidelity Blue Chip Growth Fund Class F	1,748,894	88,284,182
Fidelity Disciplined Equity Fund Class F	7,161,922	173,461,742
Fidelity Growth Company Fund Class F	1,982,454	194,161,542
Fidelity Series 100 Index Fund	14,704,095	146,305,742
Fidelity Series All-Sector Equity Fund Class F	19,832,182	253,851,931
Fidelity Series Large Cap Value Fund Class F	20,591,833	232,893,630
Fidelity Series Real Estate Equity Fund Class F	1,081,796	12,776,012
Fidelity Series Small Cap Opportunities Fund Class F	3,860,345	45,204,637
Fidelity Small Cap Growth Fund Class F	1,531,831	25,826,674
Fidelity Small Cap Value Fund Class F	1,643,566	25,787,557
TOTAL DOMESTIC EQUITY FUNDS		1,198,553,649
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,320,626,885)		1,407,142,537
International Equity Funds - 22.6%

Developed International Equity Funds - 17.4%
Fidelity Series International Growth Fund Class F	15,717,743	179,968,153
Fidelity Series International Small Cap Fund Class F	3,024,356	36,352,758
Fidelity Series International Value Fund Class F	20,087,285	176,567,232
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		392,888,143

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund Class F	7,036,648	$ 116,315,789
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $500,068,192)		509,203,932
Bond Funds - 15.0%

High Yield Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund Class F	1,658,118	17,227,845
Fidelity Series Floating Rate High Income Fund Class F	480,608	4,993,520
Fidelity Series High Income Fund Class F	20,801,757	205,937,397
Fidelity Series Real Estate Income Fund Class F	235,072	2,524,672
TOTAL HIGH YIELD BOND FUNDS		230,683,434
Investment Grade Bond Funds - 4.8%
Fidelity Series Investment Grade Bond Fund Class F	9,227,869	107,873,785
TOTAL BOND FUNDS (Cost $334,617,723)		338,557,219
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,155,312,800)	2,254,903,688
NET OTHER ASSETS (LIABILITIES) - 0.0%	(90,544)
NET ASSETS - 100%	$ 2,254,813,144
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $2,155,312,800) - See accompanying schedule		$ 2,254,903,688
Receivable for fund shares sold		11,655,792
Total assets		2,266,559,480

Liabilities
Payable for investments purchased	$ 10,840,365
Payable for fund shares redeemed	815,428
Transfer agent fees payable	90,543
Total liabilities		11,746,336

Net Assets		$ 2,254,813,144
Net Assets consist of:
Paid in capital		$ 2,130,340,094
Undistributed net investment income		3,443,198
Accumulated undistributed net realized gain (loss) on investments		21,438,964
Net unrealized appreciation (depreciation) on investments		99,590,888
Net Assets, for 160,252,014 shares outstanding		$ 2,254,813,144
Net Asset Value, offering price and redemption price per share ($2,254,813,144 ÷ 160,252,014 shares)		$ 14.07

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 27,212,876

Expenses
Transfer agent fees	$ 738,063
Independent trustees' compensation	4,653
Total expenses		742,716
Net investment income (loss)		26,470,160
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,648,912)
Capital gain distributions from underlying funds	51,332,838
Total net realized gain (loss)		47,683,926
Change in net unrealized appreciation (depreciation) on underlying funds		16,891,627
Net gain (loss)		64,575,553
Net increase (decrease) in net assets resulting from operations		$ 91,045,713

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,470,160	$ 8,918,055
Net realized gain (loss)	47,683,926	18,686,685
Change in net unrealized appreciation (depreciation)	16,891,627	75,539,859
Net increase (decrease) in net assets resulting from operations	91,045,713	103,144,599
Distributions to shareholders from net investment income	(24,252,667)	(7,939,123)
Distributions to shareholders from net realized gain	(41,511,318)	(4,026,676)
Total distributions	(65,763,985)	(11,965,799)
Share transactions Proceeds from sales of shares	1,524,802,536	753,455,411
Reinvestment of distributions	65,763,985	11,965,799
Cost of shares redeemed	(288,452,836)	(105,174,571)
Net increase (decrease) in net assets resulting from share transactions	1,302,113,685	660,246,639
Total increase (decrease) in net assets	1,327,395,413	751,425,439

Net Assets
Beginning of period	927,417,731	175,992,292
End of period (including undistributed net investment income of $3,443,198 and undistributed net investment income of $1,223,232, respectively)	$ 2,254,813,144	$ 927,417,731
Other Information Shares
Sold	113,614,190	56,341,207
Issued in reinvestment of distributions	5,018,200	868,421
Redeemed	(21,558,421)	(7,667,390)
Net increase (decrease)	97,073,969	49,542,238

Financial Highlights

Years ended March 31,	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.68	$ 12.91	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.25	.25	.14
Net realized and unrealized gain (loss)	(.22) E	1.81	2.86
Total from investment operations	.03	2.06	3.00
Distributions from net investment income	(.20)	(.18)	(.06)
Distributions from net realized gain	(.44)	(.11)	(.04)
Total distributions	(.64)	(.29)	(.09) H
Net asset value, end of period	$ 14.07	$ 14.68	$ 12.91
Total Return B	.45%	16.12%	30.03%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.85%	1.83%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,254,813	$ 927,418	$ 175,992
Portfolio turnover rate	14%	39%	20% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the Underlying Funds. E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. F For the period July 2, 2009 (commencement of operations) to March 31, 2010. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.09 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.5	9.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	4.0	3.6
Fidelity Disciplined Equity Fund Class F	7.9	9.5
Fidelity Growth Company Fund Class F	8.9	8.9
Fidelity Series 100 Index Fund	6.7	6.9
Fidelity Series All-Sector Equity Fund Class F	11.6	12.1
Fidelity Series Large Cap Value Fund Class F	10.6	10.7
Fidelity Series Real Estate Equity Fund Class F	0.6	0.0
Fidelity Series Small Cap Opportunities Fund Class F	2.1	1.8
Fidelity Small Cap Growth Fund Class F	1.2	1.1
Fidelity Small Cap Value Fund Class F	1.2	1.0
	54.8	55.6
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	1.0
Fidelity Overseas Fund Class F	0.0	0.9
Fidelity Series International Growth Fund Class F	8.2	7.4
Fidelity Series International Small Cap Fund Class F	1.6	1.6
Fidelity Series International Value Fund Class F	8.1	7.0
	17.9	17.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.3	4.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.9
Fidelity Series Floating Rate High Income Fund Class F	0.1	0.0
Fidelity Series High Income Fund Class F	9.1	9.8
Fidelity Series Real Estate Income Fund Class F	0.0*	0.0
	10.0	10.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	2.5	1.5
Fidelity Strategic Real Return Fund Class F	0.0	0.1
	2.5	1.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.5%
Domestic Equity Funds	54.8%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	2.5%

Six months ago
Commodity Funds	9.6%
Domestic Equity Funds	55.6%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	1.6%

Expected
Commodity Funds	9.5%
Domestic Equity Funds	53.9%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	3.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2050 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 64.3%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund Class F	17,930,254	$ 162,089,495
Domestic Equity Funds - 54.8%
Fidelity Blue Chip Growth Fund Class F	1,360,640	68,685,105
Fidelity Disciplined Equity Fund Class F	5,570,021	134,905,919
Fidelity Growth Company Fund Class F	1,545,276	151,344,347
Fidelity Series 100 Index Fund	11,451,512	113,942,545
Fidelity Series All-Sector Equity Fund Class F	15,455,348	197,828,455
Fidelity Series Large Cap Value Fund Class F	16,027,195	181,267,580
Fidelity Series Real Estate Equity Fund Class F	831,676	9,822,097
Fidelity Series Small Cap Opportunities Fund Class F	3,004,774	35,185,902
Fidelity Small Cap Growth Fund Class F	1,190,445	20,070,902
Fidelity Small Cap Value Fund Class F	1,279,731	20,078,984
TOTAL DOMESTIC EQUITY FUNDS		933,131,836
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,030,931,241)		1,095,221,331
International Equity Funds - 23.2%

Developed International Equity Funds - 17.9%
Fidelity Series International Growth Fund Class F	12,224,303	139,968,273
Fidelity Series International Small Cap Fund Class F	2,351,237	28,261,871
Fidelity Series International Value Fund Class F	15,677,596	137,806,066
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		306,036,210

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund Class F	5,471,388	$ 90,442,042
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $389,388,103)		396,478,252
Bond Funds - 12.5%

High Yield Bond Funds - 10.0%
Fidelity Series Emerging Markets Debt Fund Class F	1,275,098	13,248,266
Fidelity Series Floating Rate High Income Fund Class F	135,273	1,405,490
Fidelity Series High Income Fund Class F	15,704,334	155,472,910
Fidelity Series Real Estate Income Fund Class F	66,470	713,891
TOTAL HIGH YIELD BOND FUNDS		170,840,557
Investment Grade Bond Funds - 2.5%
Fidelity Series Investment Grade Bond Fund Class F	3,680,373	43,023,564
TOTAL BOND FUNDS (Cost $211,312,752)		213,864,121
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,631,632,096)		1,705,563,704
NET OTHER ASSETS (LIABILITIES) - 0.0%		(68,463)
NET ASSETS - 100%		$ 1,705,495,241
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $1,631,632,096) - See accompanying schedule		$ 1,705,563,704
Receivable for fund shares sold		9,121,120
Total assets		1,714,684,824

Liabilities
Payable for investments purchased	$ 7,971,926
Payable for fund shares redeemed	1,149,196
Transfer agent fees payable	68,461
Total liabilities		9,189,583

Net Assets		$ 1,705,495,241
Net Assets consist of:
Paid in capital		$ 1,612,831,340
Undistributed net investment income		2,271,333
Accumulated undistributed net realized gain (loss) on investments		16,460,960
Net unrealized appreciation (depreciation) on investments		73,931,608
Net Assets, for 120,908,533 shares outstanding		$ 1,705,495,241
Net Asset Value, offering price and redemption price per share ($1,705,495,241 ÷ 120,908,533 shares)		$ 14.11

Statement of Operations

	Year ended March 31, 2012

Investment Income
Income distributions from underlying funds		$ 19,472,632

Expenses
Transfer agent fees	$ 548,462
Independent trustees' compensation	3,445
Total expenses		551,907
Net investment income (loss)		18,920,725
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,818,119)
Capital gain distributions from underlying funds	39,355,942
Total net realized gain (loss)		36,537,823
Change in net unrealized appreciation (depreciation) on underlying funds		13,388,582
Net gain (loss)		49,926,405
Net increase (decrease) in net assets resulting from operations		$ 68,847,130

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,920,725	$ 6,070,874
Net realized gain (loss)	36,537,823	13,062,272
Change in net unrealized appreciation (depreciation)	13,388,582	55,537,732
Net increase (decrease) in net assets resulting from operations	68,847,130	74,670,878
Distributions to shareholders from net investment income	(17,366,248)	(5,452,228)
Distributions to shareholders from net realized gain	(30,945,429)	(2,628,317)
Total distributions	(48,311,677)	(8,080,545)
Share transactions Proceeds from sales of shares	1,230,303,237	585,668,292
Reinvestment of distributions	48,311,677	8,080,545
Cost of shares redeemed	(270,662,390)	(101,225,776)
Net increase (decrease) in net assets resulting from share transactions	1,007,952,524	492,523,061
Total increase (decrease) in net assets	1,028,487,977	559,113,394

Net Assets
Beginning of period	677,007,264	117,893,870
End of period (including undistributed net investment income of $2,271,333 and undistributed net investment income of $752,147, respectively)	$ 1,705,495,241	$ 677,007,264
Other Information Shares
Sold	91,524,400	43,494,851
Issued in reinvestment of distributions	3,682,976	583,758
Redeemed	(20,139,961)	(7,347,575)
Net increase (decrease)	75,067,415	36,731,034

Financial Highlights

Years ended March 31,	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 12.94	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.24	.15
Net realized and unrealized gain (loss)	(.27) E	1.86	2.91
Total from investment operations	(.03)	2.10	3.06
Distributions from net investment income	(.19)	(.17)	(.07)
Distributions from net realized gain	(.44)	(.11)	(.05)
Total distributions	(.63)	(.27) H	(.12)
Net asset value, end of period	$ 14.11	$ 14.77	$ 12.94
Total Return B	.06%	16.43%	30.59%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	1.78%	1.77%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,705,495	$ 677,007	$ 117,894
Portfolio turnover rate	14%	42%	24% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CCalculated based on average shares outstanding during the period. DAmounts do not include the activity of the Underlying Funds. EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. FFor the period July 2, 2009 (commencement of operations) to March 31, 2010. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2055 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.8	9.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	4.1	3.6
Fidelity Disciplined Equity Fund Class F	8.4	9.7
Fidelity Growth Company Fund Class F	9.1	9.1
Fidelity Series 100 Index Fund	6.8	7.1
Fidelity Series All-Sector Equity Fund Class F	11.9	12.3
Fidelity Series Large Cap Value Fund Class F	11.0	11.0
Fidelity Series Real Estate Equity Fund Class F	0.5	0.0
Fidelity Series Small Cap Opportunities Fund Class F	2.1	1.8
Fidelity Small Cap Growth Fund Class F	1.2	1.1
Fidelity Small Cap Value Fund Class F	1.2	1.1
	56.3	56.8
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.0	0.9
Fidelity Overseas Fund Class F	0.0	0.9
Fidelity Series International Growth Fund Class F	8.5	7.6
Fidelity Series International Small Cap Fund Class F	1.7	1.7
Fidelity Series International Value Fund Class F	8.3	6.9
	18.5	18.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.4	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	1.0
Fidelity Series Floating Rate High Income Fund Class F	0.0*	0.0
Fidelity Series High Income Fund Class F	9.0	9.7
Fidelity Series Real Estate Income Fund Class F	0.0*	0.0
	9.5	10.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	0.5	0.1
Fidelity Strategic Real Return Fund Class F	0.0	0.0
	0.5	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.8%
Domestic Equity Funds	56.3%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	5.4%
High Yield Bond Funds	9.5%
Investment Grade Bond Funds	0.5%

Six months ago
Commodity Funds	9.7%
Domestic Equity Funds	56.8%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	10.7%
Investment Grade Bond Funds	0.1%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2011. The current allocation is based on the fund's holdings as of March 31, 2012. The expected allocation represents the fund's anticipated allocation at September 30, 2012.

Annual Report

Fidelity Freedom K® 2055 Fund

Investments March 31, 2012

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund Class F	268,146	$ 2,424,041
Domestic Equity Funds - 56.3%
Fidelity Blue Chip Growth Fund Class F	20,368	1,028,173
Fidelity Disciplined Equity Fund Class F	86,179	2,087,248
Fidelity Growth Company Fund Class F	23,107	2,263,139
Fidelity Series 100 Index Fund	170,582	1,697,288
Fidelity Series All-Sector Equity Fund Class F	231,376	2,961,615
Fidelity Series Large Cap Value Fund Class F	241,276	2,728,832
Fidelity Series Real Estate Equity Fund Class F	9,221	108,898
Fidelity Series Small Cap Opportunities Fund Class F	45,022	527,207
Fidelity Small Cap Growth Fund Class F	17,791	299,958
Fidelity Small Cap Value Fund Class F	19,076	299,298
TOTAL DOMESTIC EQUITY FUNDS		14,001,656
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,813,460)		16,425,697
International Equity Funds - 23.9%

Developed International Equity Funds - 18.5%
Fidelity Series International Growth Fund Class F	183,659	2,102,900
Fidelity Series International Small Cap Fund Class F	35,251	423,715
Fidelity Series International Value Fund Class F	236,261	2,076,737
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		4,603,352

	Shares	Value
Emerging Markets Equity Funds - 5.4%
Fidelity Series Emerging Markets Fund Class F	81,230	$ 1,342,724
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,808,590)		5,946,076
Bond Funds - 10.0%

High Yield Bond Funds - 9.5%
Fidelity Series Emerging Markets Debt Fund Class F	12,395	128,783
Fidelity Series Floating Rate High Income Fund Class F	88	915
Fidelity Series High Income Fund Class F	227,297	2,250,236
Fidelity Series Real Estate Income Fund Class F	37	395
TOTAL HIGH YIELD BOND FUNDS		2,380,329
Investment Grade Bond Funds - 0.5%
Fidelity Series Investment Grade Bond Fund Class F	10,153	118,693
TOTAL BOND FUNDS (Cost $2,467,181)		2,499,022
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $24,089,231)		24,870,795
NET OTHER ASSETS (LIABILITIES) - 0.0%		(887)
NET ASSETS - 100%		$ 24,869,908
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (cost $24,089,231) - See accompanying schedule		$ 24,870,795
Cash		14
Receivable for fund shares sold		893,362
Total assets		25,764,171

Liabilities
Payable for investments purchased	$ 539,216
Payable for fund shares redeemed	354,147
Transfer agent fees payable	900
Total liabilities		894,263

Net Assets		$ 24,869,908
Net Assets consist of:
Paid in capital		$ 23,945,374
Undistributed net investment income		20,763
Accumulated undistributed net realized gain (loss) on investments		122,207
Net unrealized appreciation (depreciation) on investments		781,564
Net Assets, for 2,528,057 shares outstanding		$ 24,869,908
Net Asset Value, offering price and redemption price per share ($24,869,908 ÷ 2,528,057 shares)		$ 9.84

Statement of Operations

	For the period June 1, 2011 (commencement of operations) to March 31, 2012

Investment Income
Income distributions from underlying funds		$ 137,351
Interest		15
Total income		137,366

Expenses
Transfer agent fees	$ 3,938
Independent trustees' compensation	20
Total expenses		3,958
Net investment income (loss)		133,408
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(35,825)
Capital gain distributions from underlying funds	244,977
Total net realized gain (loss)		209,152
Change in net unrealized appreciation (depreciation) on underlying funds		781,564
Net gain (loss)		990,716
Net increase (decrease) in net assets resulting from operations		$ 1,124,124

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,408
Net realized gain (loss)	209,152
Change in net unrealized appreciation (depreciation)	781,564
Net increase (decrease) in net assets resulting from operations	1,124,124
Distributions to shareholders from net investment income	(112,202)
Distributions to shareholders from net realized gain	(87,388)
Total distributions	(199,590)
Share transactions Proceeds from sales of shares	27,223,975
Reinvestment of distributions	199,590
Cost of shares redeemed	(3,478,191)
Net increase (decrease) in net assets resulting from share transactions	23,945,374
Total increase (decrease) in net assets	24,869,908

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $20,763)	$ 24,869,908
Other Information Shares
Sold	2,863,934
Issued in reinvestment of distributions	22,655
Redeemed	(358,532)
Net increase (decrease)	2,528,057

Financial Highlights

Period ended March 31,	2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.14
Net realized and unrealized gain (loss)	(.11) E
Total from investment operations	.03
Distributions from net investment income	(.10)
Distributions from net realized gain	(.08)
Total distributions	(.19) H
Net asset value, end of period	$ 9.84
Total Return B	.47%
Ratios to Average Net Assets D, G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,870
Portfolio turnover rate	7% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CCalculated based on average shares outstanding during the period. DAmounts do not include the activity of the Underlying Funds. EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. FFor the period June 1, 2011 (commencement of operations) to March 31, 2012. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Fidelity Freedom K® 2055 Fund commenced sale of shares on June 1, 2011. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom K® Income Fund	$ 1,253,186,699	$ 34,535,881	$ (6,339,454)	$ 28,196,427
Fidelity Freedom K® 2000 Fund	646,822,114	19,432,788	(3,555,773)	15,877,015
Fidelity Freedom K® 2005 Fund	374,178,176	18,003,711	(4,157,456)	13,846,255
Fidelity Freedom K® 2010 Fund	3,961,543,687	224,195,172	(54,784,907)	169,410,265
Fidelity Freedom K® 2015 Fund	5,249,387,180	291,578,629	(74,563,831)	217,014,798
Fidelity Freedom K® 2020 Fund	11,560,861,058	689,683,950	(195,604,713)	494,079,237
Fidelity Freedom K® 2025 Fund	6,385,037,509	422,916,577	(128,717,250)	294,199,327
Fidelity Freedom K® 2030 Fund	8,797,689,993	600,662,941	(191,215,613)	409,447,328
Fidelity Freedom K® 2035 Fund	4,560,532,424	335,514,226	(112,819,718)	222,694,508
Fidelity Freedom K® 2040 Fund	5,350,891,103	396,089,016	(137,120,050)	258,968,966
Fidelity Freedom K® 2045 Fund	2,159,570,096	151,685,408	(56,351,816)	95,333,592
Fidelity Freedom K® 2050 Fund	1,634,934,430	115,924,879	(45,295,605)	70,629,274
Fidelity Freedom K® 2055 Fund	24,093,926	1,141,744	(364,875)	776,869

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Freedom K® Income Fund	$ 1,455,174	$ 5,180,755	$ 28,196,427
Fidelity Freedom K® 2000 Fund	1,952,485	2,933,733	15,877,015
Fidelity Freedom K® 2005 Fund	959,716	2,831,823	13,846,255
Fidelity Freedom K® 2010 Fund	10,272,303	38,716,890	169,410,265
Fidelity Freedom K® 2015 Fund	13,357,763	48,189,693	217,014,798
Fidelity Freedom K® 2020 Fund	29,039,711	119,208,410	494,079,237
Fidelity Freedom K® 2025 Fund	14,331,669	70,260,845	294,199,327
Fidelity Freedom K® 2030 Fund	19,670,701	103,684,075	409,447,328
Fidelity Freedom K® 2035 Fund	7,523,450	56,376,087	222,694,508
Fidelity Freedom K® 2040 Fund	8,488,490	69,037,326	258,968,966
Fidelity Freedom K® 2045 Fund	3,443,199	25,696,260	95,333,592
Fidelity Freedom K® 2050 Fund	2,271,334	19,763,293	70,629,274
Fidelity Freedom K® 2055 Fund	20,764	126,902	776,869

The tax character of distributions paid was as follows:

March 31, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K® Income Fund	$ 23,009,420	$ 6,370,332	$ 29,379,752
Fidelity Freedom K® 2000 Fund	13,568,622	4,524,428	18,093,050
Fidelity Freedom K® 2005 Fund	8,899,846	3,757,194	12,657,040
Fidelity Freedom K® 2010 Fund	104,712,622	41,679,233	146,391,855
Fidelity Freedom K® 2015 Fund	129,466,569	50,457,265	179,923,834
Fidelity Freedom K® 2020 Fund	295,958,324	113,166,740	409,125,064
Fidelity Freedom K® 2025 Fund	162,422,564	64,215,648	226,638,212
Fidelity Freedom K® 2030 Fund	227,503,544	92,304,600	319,808,144
Fidelity Freedom K® 2035 Fund	110,945,493	44,241,613	155,187,106
Fidelity Freedom K® 2040 Fund	136,872,587	54,415,337	191,287,924
Fidelity Freedom K® 2045 Fund	50,015,491	15,748,494	65,763,985
Fidelity Freedom K® 2050 Fund	37,091,535	11,220,142	48,311,677
Fidelity Freedom K® 2055 Fund	193,117	6,473	199,590

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2011
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K® Income Fund	$ 9,031,796	$ 876,464	$ 9,908,260
Fidelity Freedom K® 2000 Fund	5,802,709	545,528	6,348,237
Fidelity Freedom K® 2005 Fund	3,735,835	359,946	4,095,781
Fidelity Freedom K® 2010 Fund	40,493,077	3,556,135	44,049,212
Fidelity Freedom K® 2015 Fund	48,605,504	4,399,871	53,005,375
Fidelity Freedom K® 2020 Fund	99,970,480	6,936,926	106,907,406
Fidelity Freedom K® 2025 Fund	53,580,840	3,864,271	57,445,111
Fidelity Freedom K® 2030 Fund	74,023,842	4,849,329	78,873,171
Fidelity Freedom K® 2035 Fund	33,522,183	1,888,404	35,410,587
Fidelity Freedom K® 2040 Fund	41,475,652	2,341,918	43,817,570
Fidelity Freedom K® 2045 Fund	11,544,851	420,948	11,965,799
Fidelity Freedom K® 2050 Fund	7,888,642	191,903	8,080,545

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K® Income Fund	817,520,821	183,889,628
Fidelity Freedom K® 2000 Fund	358,690,076	115,662,796
Fidelity Freedom K® 2005 Fund	246,063,901	115,838,766
Fidelity Freedom K® 2010 Fund	2,373,610,739	916,040,339
Fidelity Freedom K® 2015 Fund	3,223,041,032	925,231,173
Fidelity Freedom K® 2020 Fund	7,265,293,468	1,869,714,472
Fidelity Freedom K® 2025 Fund	4,169,863,319	955,838,635
Fidelity Freedom K® 2030 Fund	5,545,171,449	1,225,535,877
Fidelity Freedom K® 2035 Fund	3,014,094,355	556,353,002
Fidelity Freedom K® 2040 Fund	3,465,702,948	723,040,725
Fidelity Freedom K® 2045 Fund	1,519,205,363	205,004,191
Fidelity Freedom K® 2050 Fund	1,163,469,139	145,514,354
Fidelity Freedom K® 2055 Fund	24,683,089	558,411

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each Fund were as follows:

	Amount	% of Average Net Assets
Fidelity Freedom K® Income Fund	$ 462,761.05%
Fidelity Freedom K® 2000 Fund	270,786.05%
Fidelity Freedom K® 2005 Fund	160,388.05%
Fidelity Freedom K® 2010 Fund	1,662,742.05%
Fidelity Freedom K® 2015 Fund	2,097,409.05%

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Fidelity Freedom K® 2020 Fund	$ 4,489,102.05%
Fidelity Freedom K® 2025 Fund	2,406,467.05%
Fidelity Freedom K® 2030 Fund	3,344,841.05%
Fidelity Freedom K® 2035 Fund	1,670,408.05%
Fidelity Freedom K® 2040 Fund	2,002,862.05%
Fidelity Freedom K® 2045 Fund	738,063.05%
Fidelity Freedom K® 2050 Fund	548,462.05%
Fidelity Freedom K® 2055 Fund	3,938.05%

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This included taxable redemptions of the Funds' interest in Fidelity Strategic Real Return Fund Class F for cash and securities, including accrued interest, and non-taxable exchanges of those securities for shares of certain Fidelity Series Funds, all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of Fidelity Strategic Real Return Fund Class F in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities, including accrued interest, reallocated	Realized Gain (Loss) on redemptions of Fidelity Strategic Real Return Fund Class F
Fidelity Freedom K® Income Fund	$ 34,653,786	$ 1,501,211
Fidelity Freedom K® 2000 Fund	20,837,840	988,382
Fidelity Freedom K® 2005 Fund	11,456,074	579,463
Fidelity Freedom K® 2010 Fund	148,643,841	5,908,816
Fidelity Freedom K® 2015 Fund	177,113,982	6,927,532
Fidelity Freedom K® 2020 Fund	341,844,952	10,845,574
Fidelity Freedom K® 2025 Fund	149,746,592	4,965,148
Fidelity Freedom K® 2030 Fund	207,872,556	4,838,800
Fidelity Freedom K® 2035 Fund	57,165,376	1,422,512
Fidelity Freedom K® 2040 Fund	59,104,566	1,159,932
Fidelity Freedom K® 2045 Fund	11,779,783	135,756
Fidelity Freedom K® 2050 Fund	1,114,269	1,017
Fidelity Freedom K® 2055 Fund	839	(43)

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom K® Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom K® 2020 Fund
Fidelity Series Floating Rate High Income Fund	11%
Fidelity Series Inflation-Protected Bond Index Fund	13%
Fidelity Series Investment Grade Bond Fund	11%
Fidelity Series Real Estate Income Fund	11%

Annual Report

Notes to Financial Statements - continued

5. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	35%
Fidelity Series 100 Index Fund	39%
Fidelity Series All-Sector Equity Fund	39%
Fidelity Series Commodity Strategy Fund	38%
Fidelity Series Emerging Markets Debt Fund	37%
Fidelity Series Emerging Markets Fund	39%
Fidelity Series Floating Rate High Income Fund	37%
Fidelity Series High Income Fund	39%
Fidelity Series Inflation-Protected Bond Index Fund	36%
Fidelity Series International Growth Fund	39%
Fidelity Series International Small Cap Fund	39%
Fidelity Series International Value Fund	39%
Fidelity Series Investment Grade Bond Fund	38%
Fidelity Series Large Cap Value Fund	39%
Fidelity Series Real Estate Equity Fund	39%
Fidelity Series Real Estate Income Fund	37%
Fidelity Series Small Cap Opportunities Fund	38%
Fidelity Small Cap Growth Fund	25%

In addition, at the end of the period, FMR or its affiliates were owners of record of 16% of the outstanding shares of Fidelity Freedom K® 2055 Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2012, the results of each of their operations for the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the transfer agent provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 15, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom K® Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom K® Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom K® Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom K® Fund's performance. If the interests of a Fidelity Freedom K® Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom K® Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 432 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom K® Income Fund	05/07/12	05/04/12	$0.010	$0.048
Fidelity Freedom K® 2000 Fund	05/07/12	05/04/12	$0.034	$0.053
Fidelity Freedom K® 2005 Fund	05/07/12	05/04/12	$0.031	$0.090
Fidelity Freedom K® 2010 Fund	05/07/12	05/04/12	$0.033	$0.120
Fidelity Freedom K® 2015 Fund	05/14/12	05/11/12	$0.031	$0.110
Fidelity Freedom K® 2020 Fund	05/14/12	05/11/12	$0.031	$0.129
Fidelity Freedom K® 2025 Fund	05/14/12	05/11/12	$0.028	$0.136
Fidelity Freedom K® 2030 Fund	05/14/12	05/11/12	$0.029	$0.149
Fidelity Freedom K® 2035 Fund	05/07/12	05/04/12	$0.022	$0.158
Fidelity Freedom K® 2040 Fund	05/07/12	05/04/12	$0.021	$0.167
Fidelity Freedom K® 2045 Fund	05/07/12	05/04/12	$0.021	$0.154
Fidelity Freedom K® 2050 Fund	05/07/12	05/04/12	$0.018	$0.157
Fidelity Freedom K® 2055 Fund	05/07/12	05/04/12	$0.007	$0.040

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom K® Income Fund	$8,988,142
Fidelity Freedom K® 2000 Fund	$5,424,636
Fidelity Freedom K® 2005 Fund	$4,706,722
Fidelity Freedom K® 2010 Fund	$58,682,350
Fidelity Freedom K® 2015 Fund	$71,533,714
Fidelity Freedom K® 2020 Fund	$167,644,739
Fidelity Freedom K® 2025 Fund	$95,384,474
Fidelity Freedom K® 2030 Fund	$138,626,883
Fidelity Freedom K® 2035 Fund	$71,273,577
Fidelity Freedom K® 2040 Fund	$86,311,790
Fidelity Freedom K® 2045 Fund	$30,484,647
Fidelity Freedom K® 2050 Fund	$22,964,977
Fidelity Freedom K® 2055 Fund	$133,375

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom K® Income Fund	22.14%
Fidelity Freedom K® 2000 Fund	21.36%
Fidelity Freedom K® 2005 Fund	14.12%
Fidelity Freedom K® 2010 Fund	13.34%
Fidelity Freedom K® 2015 Fund	12.73%
Fidelity Freedom K® 2020 Fund	9.77%
Fidelity Freedom K® 2025 Fund	6.30%
Fidelity Freedom K® 2030 Fund	3.74%
Fidelity Freedom K® 2035 Fund	1.31%
Fidelity Freedom K® 2040 Fund	1.11%
Fidelity Freedom K® 2045 Fund	0.66%
Fidelity Freedom K® 2050 Fund	0.21%
Fidelity Freedom K® 2055 Fund	0.02%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom K® Income Fund
May 2011	2%
June 2011	8%
July 2011	8%
August 2011	8%
September 2011	8%
October 2011	8%
November 2011	8%
December 2011 (Ex-Date 12/02/11)	8%
December 2011 (Ex-Date 12/29/11)	8%
February 2012	0%
March 2012	0%
Fidelity Freedom K® 2000 Fund
December 2011	8%
Fidelity Freedom K® 2005 Fund
May 2011	2%
December 2011	12%
Fidelity Freedom K® 2010 Fund
May 2011	2%
December 2011	14%
Fidelity Freedom K® 2015 Fund
May 2011	2%
December 2011	14%
Fidelity Freedom K® 2020 Fund
May 2011	2%
December 2011	16%
Fidelity Freedom K® 2025 Fund
May 2011	2%
December 2011	18%
Fidelity Freedom K® 2030 Fund
May 2011	2%
December 2011	19%
Fidelity Freedom K® 2035 Fund
May 2011	2%
December 2011	22%
Fidelity Freedom K® 2040 Fund
May 2011	1%
December 2011	21%
Fidelity Freedom K® 2045 Fund
May 2011	1%
December 2011	22%
Fidelity Freedom K® 2050 Fund
May 2011	1%
December 2011	23%
Fidelity Freedom K® 2055 Fund
December 2011	28%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom K® Income Fund
May 2011	4%
June 2011	14%
July 2011	14%
August 2011	14%
September 2011	14%
October 2011	14%
November 2011	14%
December 2011 (Ex-Date 12/02/11)	14%
December 2011 (Ex-Date 12/29/11)	14%
February 2012	0%
March 2012	0%
Fidelity Freedom K® 2000 Fund
May 2011	1%
December 2011	12%
Fidelity Freedom K® 2005 Fund
May 2011	2%
December 2011	19%
Fidelity Freedom K® 2010 Fund
May 2011	2%
December 2011	22%
Fidelity Freedom K® 2015 Fund
May 2011	2%
December 2011	22%
Fidelity Freedom K® 2020 Fund
May 2011	2%
December 2011	25%
Fidelity Freedom K® 2025 Fund
May 2011	2%
December 2011	28%
Fidelity Freedom K® 2030 Fund
May 2011	3%
December 2011	29%
Fidelity Freedom K® 2035 Fund
May 2011	3%
December 2011	34%
Fidelity Freedom K® 2040 Fund
May 2011	3%
December 2011	34%
Fidelity Freedom K® 2045 Fund
May 2011	3%
December 2011	35%
Fidelity Freedom K® 2050 Fund
May 2011	3%
December 2011	36%
Fidelity Freedom K® 2055 Fund
December 2011	45%

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

The Bank of New York Mellon

New York, NY
2055

FF-K-UANNPRO-0512
1.927081.101

Item 2. Code of Ethics

As of the end of the period, March 31, 2012, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2005 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2010 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2015 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2020 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2025 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2030 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2035 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2040 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2045 Fund	$20,000	$-	$5,700	$300
Fidelity Advisor Freedom 2050 Fund	$20,000	$-	$5,700	$300
Fidelity Advisor Freedom 2055 Fund	$14,000	$-	$4,600	$300
Fidelity Freedom Index Income Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2000 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2005 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2010 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2015 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2020 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2025 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2030 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2035 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2040 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2045 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2050 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2055 Fund	$12,000	$-	$4,600	$300

March 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2005 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2010 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2015 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2020 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2025 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2030 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2035 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2040 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2045 Fund	$21,000	$-	$5,700	$100
Fidelity Advisor Freedom 2050 Fund	$21,000	$-	$5,700	$100
Fidelity Freedom Index Income Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2000 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2005 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2010 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2015 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2020 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2025 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2030 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2035 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2040 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2045 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2050 Fund	$16,000	$-	$4,600	$100

A Amounts may reflect rounding.

B Fidelity Advisor Freedom 2055 Fund and Fidelity Freedom Index 2055 Fund commenced operations on June 1, 2011.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund (the "Funds"):

Services Billed by PwC

March 31, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2000 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2005 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2010 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2015 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2020 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2025 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2030 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2035 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2040 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2045 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2050 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2055 Fund	$16,000	$-	$2,200	$-
Fidelity Freedom K® Income Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2000 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2005 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2010 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2015 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2020 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2025 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2030 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2035 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2040 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2045 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2050 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2055 Fund	$18,000	$-	$2,200	$-

March 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2000 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2005 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2010 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2015 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2020 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2025 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2030 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2035 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2040 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2045 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2050 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom K® Income Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2000 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2005 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2010 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2015 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2020 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2025 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2030 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2035 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2040 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2045 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2050 Fund	$20,000	$-	$2,200	$100

A Amounts may reflect rounding.

B Fidelity Freedom 2055 Fund and Fidelity Freedom K® 2055 Fund commenced operations on June 1, 2011.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2012A	March 31, 2011A
Audit-Related Fees	$610,000	$645,000
Tax Fees	$-	$-
All Other Fees	$610,000	$730,000

A Amounts may reflect rounding.

Services Billed by PwC

	March 31, 2012A	March 31, 2011A
Audit-Related Fees	$3,795,000	$2,550,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2012 A	March 31, 2011 A
Deloitte Entities	$1,445,000	$1,580,000
PwC	$5,035,000	$4,970,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 25, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 25, 2012